(2_FIDELITY_LOGOS)
SPARTAN(registered trademark)
INTERNATIONAL INDEX
FUND
ANNUAL REPORT
FEBRUARY 28, 1998
CONTENTS



PRESIDENT'S MESSAGE                 3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE                         4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                           5    THE MANAGER'S REVIEW OF FUND PERFORMANCE, STRATEGY
                                         AND OUTLOOK.

INVESTMENT SUMMARY                  6    A SUMMARY OF THE FUND'S INVESTMENTS.

INVESTMENTS                         7    A COMPLETE LIST OF THE FUND'S INVESTMENTS WITH THEIR
                                         MARKET VALUES.

FINANCIAL STATEMENTS                14   STATEMENTS OF ASSETS AND LIABILITIES, OPERATIONS, AND
                                         CHANGES IN NET ASSETS, AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                               16   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT ACCOUNTANTS   18   THE AUDITORS' OPINION.

DISTRIBUTIONS                       19



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING
POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. PRESIDENT'S MESSAGE




DEAR SHAREHOLDER:
Through the first two months of 1998, investors were still trying to discern what effects ongoing troubles in Southeast Asia might have on global economies and markets. The U.S. stock market continued to do well despite these ongoing uncertainties, paced by sustained corporate profits and signs of recovery in the Asian markets. Bonds, on the other hand, struggled somewhat in February as the pace of stock investors' "flight to quality" slowed in the face of this positive news, and issuers flooded the market with new debt to take advantage of lower interest rates. Nonetheless, these lower rates, subdued inflation and moderate growth created a generally favorable climate for bond investors.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and the effect of the 1.00% purchase fee. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                        LIFE OF
FEBRUARY 28, 1998                   FUND

SPARTAN INTERNATIONAL INDEX         10.83%

SPARTAN INTERNATIONAL INDEX         9.72%
(INCL. 1.00% PURCHASE FEE)

MSCI EAFE                           9.97%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.


UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



An interview with Richard Vella, Portfolio Manager of Spartan International Index Fund for Bankers Trust, sub-adviser of the fund
Q. HOW DID THE FUND PERFORM, RICK?
A. From its inception on November 5, 1997, through February 28, 1998, the fund posted a total return of 10.83%, while the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index returned 9.97%.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST FOUR MONTHS?
A. Although it's very difficult to draw conclusions from such a short period, the fund's and the index's returns seemed to indicate that many of the foreign markets were rebounding from the fallout caused by currency devaluations and economic upheaval in Southeast Asia. While signs of economic deterioration in that region had been evident as far back as June, it wasn't until late October 1997 that several larger markets - most notably Hong Kong - started to stumble. That incited a "flight to quality" mentality among global investors through the end of the year. Many turned to stocks of companies with minimal international business exposure or other characteristics such as steady earnings growth that seemed to immunize the companies from the negative influence of changes in Southeast Asian. Specifically, investors shied away from stocks of multinational companies they felt would suffer from decreased demand for their products and services brought on by economic slowdowns in the Asia region. In Europe, corporate restructuring remained a dominant theme. In addition, the U.S. dollar generally was strong compared to other currencies, helping non-U.S. based exporters gain an upper hand due to lower prices for their products.
Q. JAPAN IS A MAJOR COMPONENT OF THE MSCI EAFE INDEX. HOW DID THAT
MARKET FARE?
A. Japan posted a mixed performance. On the negative side, most stocks, including financials, struggled during the last two months of 1997 for several reasons. First off, the economy showed little sign of emerging from recession, consumer confidence was very low and questions remained about the country's overall loan exposure to the struggling economies of Southeast Asia. Second, corporate bankruptcies were increasing. For example, Yamaichi Securities, the country's fourth-largest brokerage firm, closed near the end of 1997. Further, there was a scandal involving finance ministry officials that led to the resignation of the finance minister. On the positive side, much of the Japanese market rebounded smartly through the first two months of 1998 on the strength of improving news from Southeast Asia. In addition, the government announced an economic stimulus package that helped bolster stocks of banks and cyclical companies - those whose prospects rise and fall with the economy. Non-Japanese investors attracted by low stock valuations were the major buyers of equities during this rally.
Q. LET'S TURN TO EUROPE. WHAT WERE THE MARKETS LIKE THERE?
A. Stock markets in Europe progressed steadily upward, reaching record highs in many countries in February. Domestic economic growth overall was healthy, although uncertainty remained about the effect of an Asian slowdown on corporate earnings-growth prospects. Specifically, cyclicals such as papers, metals and chemicals were hurt. Banks, on the other hand, thrived on the heels of low interest rates and muted inflation. Britain's Lloyds TSB Group and Barclays, along with Spain's Banco Bilbao Vizcaya, were among the market leaders in this sector. Consolidation activity within the financial, pharmaceutical and telecommunications industries supported stock prices, as did restructuring programs and a move toward shareholder-friendly management by many companies. SmithKline Beecham, Glaxo Wellcome and Novartis were three pharmaceutical firms that posted strong gains due to these trends, as well as the flight to quality I mentioned earlier. As in Japan, foreign investors were attracted to European shares because many European equities were perceived to be undervalued compared to alternatives in the U.S.
Q. WHAT'S YOUR OUTLOOK?
A. While many variables come into play in the performance of foreign stock markets, economic growth should be a key going forward. The strength of the economic recovery in Europe - along with companies' successful restructuring programs and shareholder-friendly management teams - will help dictate stock performance in that region. In Japan, market watchers will most probably focus on whether or not the government's attempts to stimulate the economy and deal with the banking crisis succeed. And, of course, all eyes will be on Southeast Asia, looking to see whether or not economies there can recover enough to help contribute to the earnings of companies with business in that region.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
GOAL: total return that corresponds to that of the Morgan Stanley Capital International Europe,
Australasia and Far East (MSCI EAFE) Index
FUND NUMBER: 399
TRADING SYMBOL: FSIIF
START DATE: November 5, 1997
SIZE: as of February 28, 1998, more than $24 million
MANAGER: Richard Vella, since inception
(checkmark)
INVESTMENT SUMMARY


TOP TEN STOCKS AS OF FEBRUARY 28, 1998
                                             % OF FUND'S INVESTMENTS

ROYAL DUTCH PETROLEUM CO. ORD.               1.9
(NETHERLANDS, OIL & GAS)

NOVARTIS AG (REG.)                           1.8
(SWITZERLAND, DRUGS & PHARMACEUTICALS)

NIPPON TELEGRAPH & TELEPHONE CORP. ORD.      1.6
(JAPAN, TELEPHONE SERVICES)

TOYOTA MOTOR CORP.                           1.5
(JAPAN, AUTO, TIRES & ACCESSORIES)

GLAXO WELLCOME PLC                           1.3
(UNITED KINGDOM, DRUGS & PHARMACEUTICALS)

ROCHE HOLDING AG                             1.3
(SWITZERLAND, DRUGS & PHARMACEUTICALS)

NESTLE SA (REG.)                             1.1
(SWITZERLAND, FOODS)

LLOYDS TSB GROUP PLC                         1.1
(UNITED KINGDOM, BANKS)

BRITISH PETROLEUM PLC ORD.                   1.1
(UNITED KINGDOM, OIL & GAS)

ALLIANZ AKTIENGESELLSCHAFT HOLDINGS (REG.)   1.0
(GERMANY, INSURANCE)

GEOGRAPHIC DIVERSIFICATION (% OF FUND'S INVESTMENTS)
AS OF FEBRUARY 28, 1998
FRANCE 7.8%
GERMANY 10.0%
ROW: 1, COL: 1, VALUE: 10.0
ROW: 1, COL: 2, VALUE: 3.0
ROW: 1, COL: 3, VALUE: 4.4
ROW: 1, COL: 4, VALUE: 24.5
ROW: 1, COL: 5, VALUE: 5.8
ROW: 1, COL: 6, VALUE: 15.0
ROW: 1, COL: 7, VALUE: 8.199999999999999
ROW: 1, COL: 8, VALUE: 21.3
ROW: 1, COL: 9, VALUE: 7.8
HONG KONG 3.0%
UNITED KINGDOM 21.3%
ITALY 4.4%
JAPAN 24.5%
SWITZERLAND 8.2%
OTHER 15.0%
NETHERLANDS 5.8%
PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF FUTURES CONTRACTS, IF
APPLICABLE.
INVESTMENTS FEBRUARY 28, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 91.7%
 SHARES VALUE (NOTE 1)
AUSTRALIA - 2.3%
Amcor Ltd.   2,400 $ 10,454
Australian Gas Light Co.   1,200  9,541
Boral Ltd. Ord.   4,300  10,403
Brambles Industries Ltd.   800  16,744
Broken Hill Proprietary Co. Ltd. (The)  6,900  70,824
CSR Ltd.   3,700  12,245
Coca-Cola Amatil Ltd.   3,000  25,789
Coles Myer Ltd.   4,100  21,231
Fosters Brewing Group Ltd. (a)   6,400  14,135
General Property Trust  4,881  9,553
GIO Australia Holdings Ltd.   2,100  5,945
Goodman Fielder Ltd. Ord.   5,000  8,630
Howard Smith  500  4,084
James Hardie Industries Ltd. Ord.   1,000  3,099
Lend Lease Corp. Ltd. (a)   900  22,598
MIM Holdings  4,700  2,619
National Australia Bank Ltd. (a)  4,819  66,477
News Corp. Ltd.   6,500  41,300
Normandy Mining Ltd.   6,600  6,548
North Ltd.   2,900  7,859
Orica Ltd.   1,100  7,475
Pacific Dunlop PLC (a)  4,100  7,244
Pioneer International Ltd.   3,000  8,664
QBE Insurance Group Ltd. Ord.   1,000  4,132
Rio Tinto Ltd.   1,200  15,722
Santos Ltd.   2,300  8,823
Southcorp Holdings Ltd. (a)   2,400  8,872
Tabcorp Holdings Ltd.   1,300  6,901
Telstra Corp. Ltd. (Installment Receipt)  18,400  48,890
Western Mining Holdings Ltd.   4,100  13,875
Westfield Trust  4,854  10,490
Westpac Banking Corp.   6,200  42,890
  554,056
AUSTRIA - 0.3%
Bank Austria AG  210  14,216
Boehler - Uddeholm AG  50  3,197
Creditanstalt Bankverein (CABV)  110  9,642
Erste Allgemeine  30  9,819
Mayr Melnhof Karton AG  60  3,475
OMV AG  100  12,107
Verbund Gesellschaft  110  11,557
Vienna Airport (Flughafen Wien) (a)  90  3,627
VA Technologie AG  60  8,279
Wienerberger Baustoffind AG  30  5,788
  81,707
BELGIUM - 1.3%
Barco Industries NV  50  10,653
Cimenteries CBR Cementbedrijven  50  4,392
Colruyt SA  13  8,261
Delhaize Freres & Cie Le Lion SA  150  9,131
D'ieteren Trading SA  18  5,719
Electrabel SA  200  48,539
Fortis AG (a)  150  38,367
Generale de Banque SA  62  29,341
Group Bruxelles Lambert  100  15,672
Kredietbank NV (a)  50  23,095
Petrofina SA   100  34,108
Royale Belge SA  50  15,853
Solvay & Cie SA  300  18,823
Tractebel SA (a)  300  30,797
UCB Group  5  20,091
Union Miniere SA (a)  100  7,396
  320,238

 SHARES VALUE (NOTE 1)
DENMARK - 1.0%
Carlsberg AS Class A  200 $ 11,531
A/S D/S Svendborg Class B  1  65,024
D/S 1912 Class B  1  44,884
Danisco AS  226  14,155
Den Danske Bank Group AS  200  25,721
Novo-Nordisk AS Class B  264  39,483
Tele Danmark AS Class B  462  29,908
Unidanmark AS Class A  200  14,508
  245,214
FINLAND - 0.8%
Instrumentarium OY Class A  100  5,625
Kemira OY  500  4,963
Kesko OY  400  6,547
Merita Ltd., Series A  2,900  16,945
Metra 'B'  200  5,067
Nokia Corp. AB:
 Series A  800  80,062
 Series K  300  29,942
Outokumpu OY Class A  500  6,533
Pohjola Insurance Co. Ltd.:

 Class A  100  4,718
  Class B  100  4,718
Sampo Insurance Co. Ltd.   200  7,658
UPM-Kymmene Corp.   900  23,355
  196,133
FRANCE - 7.3%
Accor SA  150  34,628
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  550  71,521
Axa SA  1,150  111,214
BQE National Paris Ord.   750  45,316
BIC (a)  200  15,848
Canal Plus SA  100  21,066
Carrefour Supermarche SA  150  89,993
Casino Guichard Perrachon Ord.   250  15,229
Compagnie de Saint Gobain  300  42,016
Essilor International SA  50  15,344
Eridania Beghin Say Group Ord.   100  17,831
Elf Sanofi SA  350  39,652
France Telecom SA  2,700  130,822
Groupe Danone  250  50,488
Generale des Eaux, Cie  450  70,782
Havas SA  300  23,392
L'Oreal Co. Ord.   250  112,552
LVMH (Moet-Hennessy Louis Vuitton)
 sponsored ADR (a)  300  60,291
Lafarge SA  300  22,131
Lagardere S.C.A. (Reg.)  450  16,329
Legrand SA  100  23,085
L'Air Liquide  250  40,391
Michelin SA (Compagnie Generale
 des Etablissements) Class B  500  30,950
Nationale Elf Aquitaine  950  108,095
Pernod-Ricard  250  16,337
Peugeot SA Ord.   200  28,471
Pinault Printemps SA  100  65,545
Paribas SA (Cie Financiere) Class A  600  57,040
Promodes  50  22,289
Rhone Poulenc SA Class A  1,150  52,983
Schneider SA  500  31,114
Societe Generale Class A  350  52,754
Sodexho Allience SA (RFD)  5  3,158
Sodexho Allience SA  50  32,214
Suez Lyonnaise des Eaux  450  59,330
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FRANCE - CONTINUED
Thomson C.S.F.  450 $ 15,516
Total SA Class B  800  87,743
Usinor Sacilor  900  13,499
Valeo SA  250  21,386
  1,768,345
GERMANY - 8.4%
Adidas AG  150  23,345
Allianz Aktiengesellschaft
 Holdings (Reg.)  800  248,974
BASF AG  2,050  74,188
Bayer AG  2,450  103,306
Bayerische Hypotheken-und
 Wechselbank AG  900  42,560
Bayerische Vereinsbank AG Ord.   950  59,655
Beiersdorf AG  250  11,774
Daimler-Benz AG Ord.   1,750  142,520
Degussa AG  350  17,833
Deutsche Bank AG  1,800  121,309
Deutsche Lufthansa AG (Reg.)  1,350  25,878
Deutsche Telekom AG  7,350  148,016
Dresdner Bank AG Ord.   1,600  72,974
Heidelberger Zement AG (a)  200  14,817
Hochtief AG  250  8,703
Karstadt AG  50  17,516
Linde AG  50  33,146
Man AG Ord.   50  15,258
Mannesmann AG Ord.   150  90,308
Merck KGAA (a)  600  22,309
Metro AG  800  35,760
Munich Reinsurance AG (Reg.)  300  135,735
Preussag AG  50  16,112
Rhein West Electric  1,150  63,250
SAP AG (Systeme Anwendungen
 Produkte)  200  75,684
Schering AG  250  27,817
Siemens AG  1,900  117,059
Thyssen AG Ord.   150  32,678
Veba AG Ord.   1,700  114,101
Viag AG  100  54,146
Volkswagen AG  100  65,989
  2,032,720
HONG KONG - 2.4%
Bank of East Asia  5,000  10,494
Cathay Pacific Airways Ltd.   13,000  11,166
Cheung Kong Holdings Ltd. (a)   8,000  56,054
CLP Holdings Ltd.   8,500  44,133
Hang Seng Bank Ltd.   6,600  62,441
Hang Lung Development Corp.   5,000  7,330
Hong Kong & China Gas Co. Ltd.   12,000  21,543
Hong Kong Telecommunications Ltd.   41,383  86,904
Hong Kong & Shanghai Hotels  5,000  4,294
Hopewell Holdings Ltd.   11,000  2,429
Hutchison Whampoa Ltd. Ord.   13,000  91,928
Hysan Development Co. Ltd.   4,000  7,620
Johnson Electric Holdings Ltd.   2,000  7,104
New World Development Co. Ltd.   7,325  27,010
Sino Land Co. Ltd.   12,394  5,923
South China Morning Post Holdings  8,000  5,786
Shangri-La Asia Ltd.   6,000  5,386
Sun Hung Kai Properties Ltd.   8,000  59,929
Swire Pacific Ltd. Class A (a)  5,500  33,103
Television Broadcast Ltd. Ord.   2,000  5,812
Wharf Holdings Ltd.   8,000  16,687
  573,076

 SHARES VALUE (NOTE 1)
IRELAND - 0.4%
Allied Irish Banks PLC (a)  2,926 $ 37,519
CRH PLC  1,336  16,584
Independent Newspapers Ltd.   961  6,096
Irish Life PLC   901  6,981
Kerry Group PLC Class A   611  7,585
Smurfit (Jefferson) Group PLC  3,875  9,885
  84,650
ITALY - 3.5%
Assicurazioni Generali Spa  3,006  85,849
Banca Commerciale Italiana Spa (a)  6,500  29,783
Banca Ambrosiano Veneto Spa  5,634  25,733
Banca Intesa Spa warrants 5/31/02 (a)  3,756  3,654
Benetton Group Spa (a)  704  13,115
Bulgari Spa  1,231  7,130
Credito Italiano Ord.   8,036  30,971
Eni Spa  26,930  157,613
Edison Spa  2,115  14,411
Fiat Spa  12,717  44,733
Generali Spa (Assicurazioni) rights
 3/10/98 (a)  3,006  6,178
Istituto Bancario San Paolo  2,912  34,102
Istituto Mobiliare Italiano  2,156  30,110
Istituto Nazionale Delle
 Assicurazioni Spa  14,239  38,687
Italcementi Fabbriche Ruinite
 Cemento Spa, Bergamo  721  6,827
Italgas Spa (a)  2,725  10,429
Mediobanca Spa (a)  1,671  17,251
Mediaset Spa  4,234  23,831
Montedison Spa Ord.   18,443  19,105
Olivetti & Co. Spa Ord.   10,225  10,089
Parmalat Finanziaria Spa (a)  5,994  9,919
Pirelli Spa Ord. (a)   5,998  16,689
RAS (Riunione Adriat di Sicur)  1,267  14,853
Rinascente per l'Esercizio di Grandi
 Magazzini Spa  879  8,080
Sirti Spa  981  5,711
Telecom Italia Spa  12,537  85,346
Telecom Italia Mobile Spa  22,532  103,770
  853,969
JAPAN - 22.5%
Acom Co. Ltd.   600  33,598
Ajinomoto Co., Inc.   3,000  29,743
Amada Ltd. (a)   2,000  9,391
Aoyama Trading Co. Ord.   200  4,346
Asahi Bank Ltd. ADR  8,000  42,259
Asahi Chemical Industry Co. Ltd.   6,000  26,840
Asahi Glass Co. Ltd.   4,000  24,080
Asahi Breweries Ltd.   2,000  26,808
Bank of Tokyo-Mitsubishi Ltd.   16,000  227,157
Bank of Yokohama  5,000  15,546
Bridgestone Corp.   3,000  69,242
Canon, Inc.   3,000  68,766
Casio Computer Co. Ltd. Ord.   1,000  8,249
Chiba Bank  2,000  7,456
Chichibu Onoda Cement Co.   3,000  6,520
Chugai Pharmaceutical  1,000  6,377
Citizen Watch Co. Ltd. Ord.   1,000  7,257
Cosmo Oil Company Ltd.   3,000  6,900
Credit Saison Co. Ltd.   700  16,378
Daiei Finance Inc. (a)   3,000  14,158
Dai Nippon Printing Co. Ltd.  3,000  51,158
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
JAPAN - CONTINUED
Daiichi Pharmaceutical Co. Ltd.   1,000 $ 13,721
Daiwa House Industry Co. Ltd.   2,000  15,673
Daiwa Securities Co. Ltd.   5,000  24,707
Daikin Kogyo  1,000  5,036
Dainippon Ink & Chemicals, Inc.   3,000  9,042
Denso Corp.   3,000  61,390
East Japan Railway Co. Ord.   14  66,291
Ebara Corp.   1,000  11,659
Eisai Co. Ltd. (a)   1,000  17,529
Fanuc Ltd.   900  32,836
Fuji Bank Ltd.   10,000  77,649
Fuji Photo Film Co. Ltd.   2,000  78,522
Fujikura Ltd.   1,000  7,051
Fujitsu Ltd. (a)   6,000  67,576
Furukawa Electric Co. Ltd.   3,000  13,277
Gunma Bank Ltd. (a)   2,000  15,086
Hankyu Corporation  4,000  18,687
Hitachi Ltd.   12,000  90,228
Hitachi Zosen Corp.   5,000  11,421
Honda Motor Co. Ltd.   3,000  103,982
Industrial Bank of Japan  9,000  74,239
Ito-Yokado Co. Ltd.   2,000  109,454
Japan Airlines Co. Ltd. (a)   7,000  27,094
Japan Energy Corp. (a)   6,000  8,328
Joyo Bank Ltd. (a)   2,000  8,677
Jusco Co. Ltd.   1,000  16,260
Kajima Corp.   4,000  14,753
Kansai Electric Power Co., Inc.   3,400  58,518
Kandenko Co. Ltd.   1,000  6,980
Kaneka Corp.   1,000  5,711
Kao Corp.   2,000  27,126
Kawasaki Steel Corp.   13,000  21,859
Kawasaki Heavy Industries Ltd.   6,000  15,609
Keihin Electric Express Railway (a)  1,000  3,569
Kinki Nippon Railway (a)  6,000  33,074
Kirin Brewery Co. Ltd.   4,000  34,898
Kinden Corporation  1,000  13,246
Kokuyo Co. Ltd.   1,000  17,529
Komatsu Ltd. Ord.   4,000  19,131
Konica Corp.   1,000  5,243
Kubota Corp. (a)  6,000  17,322
Kyocera Corp.   700  37,754
Kurita Water Industries (a)  1,000  14,594
Kuraray Co. Ltd.   2,000  17,608
Kyowa Hakko Kogyo Co. Ltd.   1,000  4,910
Marubeni Corp.   4,000  11,072
Marui Co. Ltd.   1,000  16,418
Matsushita Electric Industrial Co. Ltd.   7,000  102,157
Minebea Co. Ltd.   2,000  22,208
Mitsubishi Electric Co. Ord.   7,000  21,320
Mitsubishi Corp.   6,000  45,733
Mitsubishi Estate Co. Ltd.   5,000  55,917
Mitsubishi Gas Chemical  3,000  9,851
Mitsubishi Heavy Industries Ltd.   12,000  52,348
Mitsubishi Materials Corp.   5,000  11,421
Mitsubishi Rayon Co. Ltd.   3,000  9,137
Mitsubishi Trust & Banking Corp.   5,000  59,089
Mitsui and Co. Ltd.   6,000  38,595
Mitsui Marine & Fire Insurance Co.   3,000  16,751
Mitsui Mining & Smelting Co. Ltd.   1,000  4,180
Mitsui Trust and Banking Co. Ltd.   3,000  10,017
Mitsukoshi Ltd.   1,000  3,609
Mitsubishi Chemical Industries Ltd.   9,000  16,846

 SHARES VALUE (NOTE 1)
Mitsui OSK Lines Ltd. (a)   2,000 $ 3,696
Mitsui Fudosan Co. Ltd.   3,000  32,360
Mycal Corp.   1,000  7,765
Murata Manufacturing Co. Ltd.   1,000  31,567
NKK Corp.   13,000  15,363
NEC Corp.   6,000  67,100
Nagoya Railroad Co. Ltd.   2,000  7,043
Nankai Electric Railway Co. Ltd. (a)   1,000  4,521
NSK Ltd.   1,000  3,926
NGK Insulators Ltd.   2,000  19,036
Nishimatsu Construction  2,000  10,327
Nichido Fire & Marine
 Insurance Co. Ltd.   1,000  6,115
Nippon Fire and Marine
 Insurance Co. Ltd.   1,000  3,966
Nippon Express  4,000  25,032
Nippon Oil Co. Ltd.   5,000  18,084
Nippon Telegraph &
 Telephone Corp. Ord.   43  395,622
Nippon Yusen Kabushiki Kaisha  5,000  16,220
Nippon Steel (a)  24,000  45,114
Nippon Meat Packers, Inc.   1,000  13,166
Nippon Paper Industries Co. Ltd.  4,000  20,400
Nissin Food Products Co. Ltd. (a)  1,000  20,860
Nisshinbo Industries  1,000  5,830
Nissan Motor Co. Ltd. Ord.   8,000  34,835
Nitto Denko Corp.   1,000  15,863
Nomura Securities Co. Ltd.   7,000  96,605
Obayashi Corp.   3,000  16,347
Odakyu Electric Railway (a)  3,000  12,968
Oji Paper Co. Ltd.  (a)  4,000  21,574
Omron Corp.   1,000  16,180
Onward Kashiyama & Co. Ltd.   1,000  14,277
Osaka Gas Co. Ltd. (a)  8,000  17,830
Pioneer Electronic Corp.   1,000  17,687
Rohm Co. Ltd.   1,000  99,143
Sakura Bank Ltd.   12,000  50,254
Sankyo Co. Ltd.   2,000  53,775
Sanwa Shutter Corp.   1,000  6,147
Sanyo Electric Co. Ltd.   7,000  18,877
Sapporo Brewery  1,000  4,521
Sega Enterprises  200  3,839
Sekisui House Ltd.   3,000  23,675
Sekisui Chemical Co. Ltd.   2,000  12,738
Sharp Corp. (a)   4,000  31,345
Shionogi & Co. Ltd.   1,000  5,187
Shiseido Co. Ltd.   2,000  25,222
Shimizu Construction Co. Ltd.   3,000  11,945
Shin-Etsu Chemical Co. Ltd.   1,000  22,049
Shizuoka Bank Ltd. (a)  3,000  33,550
Showa Denko K.K  2,000  2,697
Snow Brand Milk Products  2,000  6,964
Sony Corp.   1,400  126,586
Sumitomo Bank Ltd.   11,000  130,869
Sumitomo Corp.   3,000  20,891
Sumitomo Electric Industries Ltd.   3,000  43,782
Sumitomo Metal Mining Co. Ltd. (a)  3,000  13,063
Sumitomo Chemical Co. Ltd.   6,000  18,607
Sumitomo Marine and Fire
 Insurance Co. Ltd.   3,000  18,917
Sumitomo Metal Industries Ltd.   12,000  21,320
Sumitomo Heavy Industries Co. Ltd.   3,000  10,707
Taisei Corp.   4,000  12,056
Takashimaya Co. Ltd.   1,000  8,566
Taisho Pharmaceutical  1,000  23,556
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
JAPAN - CONTINUED
Takeda Chemical Industries Ltd.   3,000 $ 83,280
Teijin (a)  4,000  12,278
Tobu Railway  2,000  7,075
Tokyo Broadcasting System  1,000  12,928
Toho Co. Ltd.   100  12,532
Tohoku Electric Power Inc.   1,500  21,891
Tokai Bank Ltd. (a)  7,000  49,635
Tokio Marine & Fire Insurance Co.
 Ltd. (The)  6,000  68,052
Tokyo Dome Corp.   1,000  8,169
Tokyo Electric Power Co., Inc.   4,700  88,721
Tokyo Gas Co. Ltd.   11,000  24,254
Toyo Seikan  1,000  16,418
Toppan Printing Co. Ltd.   3,000  35,454
Toray Industries, Inc. (a)   5,000  26,967
Toto  2,000  15,070
Toyoda Automatic Loom Works Ltd.   1,000  18,639
Toyota Motor Corp.   13,000  359,851
Tostem Corp.   1,000  13,959
Tokyu Corp. (Tokyo)  4,000  17,640
Tokyo Electron Ltd.   1,000  36,009
Uny Co. Ltd.   1,000  15,308
Wacoal Corp.   1,000  10,470
Yamazaki Baking Co. Ltd.   1,000  11,263
Yamanouchi Pharmaceutical Co. Ltd.   1,000  24,350
Yamaichi Securities Co. Ltd.   3,000  95
Yamaha Corp.   1,000  11,104
Yamato Transport Co. Ltd.   2,000  25,222
  5,488,508
MALAYSIA - 0.8%
AMMB Holdings BHD  2,000  2,457
EON (Edaran Otomobil Nasional)
 BHD (a)  1,000  2,165
Golden Hope Plantation BHD  4,000  5,304
Industrial Oxygen, Inc. BHD  4,000  3,378
Kuala Lumpur Kepong BHD Ord.   3,000  7,267
Magnum Corp. BHD  6,000  5,034
Malaysian Airlines Systems BHD  3,000  3,442
Malayan United Industries BHD  8,000  2,165
Malaysia International Shipping BHD
 (For. Reg.)  4,000  7,361
Malaysian Pacific Industries Ord.   1,000  2,977
Malaysian Resources Corp. BHD  5,000  3,369
Malayan Banking BHD  4,000  15,480
Nestle Malaysia BHD  1,000  5,359
Perusahaan Otomobil Nasional BHD  2,000  3,762
Public Bank BHD (For. Reg.)  8,400  5,001
Rashid Hussain BHD  2,000  3,139
RHB Capital BHD  6,000  5,651
Resorts World BHD  4,000  8,660
Rothmans of Pall Mall Malaysia BHD  1,000  8,863
Shell Refining Co. Federation of
 Malaysia BHD  2,000  3,572
Sime Darby BHD  8,000  10,392
Technology Resources Industries BHD (a)  3,000  3,101
Tenega Nasional BHD  11,000  28,877
Telekom Malaysia BHD  12,000  40,595
United Engineers BHD  3,000  3,621
YTL Corp. BHD  5,000  8,593
  199,585

 SHARES VALUE (NOTE 1)
NETHERLANDS - 5.8%
ABN-AMRO Holdings NV  5,572 $ 123,626
AKZO Nobel NV  294  59,669
ASR Verzekeringsgroep NV  96  6,850
Ahold NV  1,765  53,996
Elsevier NV sponsored ADR  2,328  43,801
Getronics NV  253  10,052
Heineken NV  214  39,720
ING Groep NV  3,643  192,810
IHC Caland NV  106  6,149
KLM Royal Dutch Air Lines NV  214  7,749
Koninklijke Hoogovens NV  100  4,872
Koninklijke KNP BT NV  297  7,925
Oce Van der Grinten NV (a)  57  7,680
Philips Electronics NV (Bearer)  1,401  108,862
Royal Dutch Petroleum Co. Ord.   8,260  451,701
Royal Ptt Nederland NV  1,894  95,336
Stork NV  76  2,971
Unilever NV Ord.   2,509  161,483
Wolters Kluwer NV  223  34,449
  1,419,701
NEW ZEALAND - 0.2%
Brierley Investments Ltd. (a)   9,835  6,671
Carter Holt Harvey Ltd.   6,149  9,385
Fletcher Challenge Ltd.
 (Energy Division)  1,251  4,572
Lion Nathan Ltd.   1,899  4,686
Telecom Corp.   6,071  29,110
  54,424
NORWAY - 0.5%
Aker Norcem A/S  300  4,651
Bergesen Group Class A  200  4,143
Christiania Bank Free shares Ord. (a)   2,150  9,163
Den Norske Bank AS Class A
 Free shares  2,350  12,930
Elkem ASA  200  2,560
Kvaerner Industrier AS (Oslo)  150  5,443
Norsk Hydro AS  800  34,940
Norske Skogindustrier AS Class A (a)  100  3,048
Orkla AS:
 Class A Free shares (a)   150  14,508
 Class B (non-vtg.)  50  4,315
Petroleum Geo Services AS (a)  150  8,491
UNI Storebrand AS (a)  1,100  8,563
  112,755
PORTUGAL - 0.6%
Banco Commercial Portugues SA (Reg.)  600  19,893
Banco Totta & Acores
 Nationalisiert (Reg.)  200  5,547
Banco Espirito Santo e Commercial
 de Lisboa (Reg.)  300  12,186
BPI-SGPS SA (Reg.)  300  10,767
Brisa-Auto Estradas de Portugal
 SA (Privatization)  200  9,416
Cimpor-Cimentos de Portugal SA  300  8,684
Electricidade de Portugal SA  1,300  27,560
Jeronimo Martins SA SGPS  300  10,358
Portugal Telecom SA  700  36,723
Sonae Investmentos-Sociedade Gestora
 de Particpacoes Sociais SA  200  9,002
  150,136
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SINGAPORE - 0.7%
City Developments Ltd.   3,000 $ 13,607
Cycle & Carriage Ltd.   1,000  4,443
DBS Land Ltd.   4,000  6,196
Development Bank of Singapore Ltd.
 (For. Reg.)  2,000  15,674
Fraser & Neave Ltd. (a)  1,000  4,381
Keppel Corp. Ltd.   3,000  8,627
Overseas Chinese Banking Corp.   3,000  17,865
Parkway Holdings Ltd.   2,000  4,295
Sembawang Shipyard Ltd.   1,000  2,098
Singapore International Airlines Ltd.   3,000  22,215
Singapore Press Holdings Ltd.
 (For. Reg.) (a)  1,000  14,317
Singapore Telecommunications Ltd.   21,000  43,024
Singapore Technologies Industrial
 Corp. Ltd.   3,000  2,647
United Industrial Corp. Ltd.   7,000  2,829
United Overseas Bank Ltd. (For. Reg.)  2,000  10,861
  173,079
SPAIN - 2.6%
Acerinox SA (Reg.)  49  7,372
Autopistas Concesionaria Espanola
 SA (Reg.)  914  13,732
Aguas de Barcelon SA  185  8,543
Argentaria Corporacion Bancaria
 de Espana SA (a)  409  30,485
Banco Bilbao Vizcaya SA Ord. (Reg.) (a)  2,310  105,621
Banco Central SA (Reg.)  1,014  31,558
Banco de Santander SA Ord. (Reg.) (a)  1,651  76,456
Corporacion Financiera Alba SA (a)  61  7,935
Corporacion Mapfre Compania
 Internacional de Reaseguros SA (Reg.)  138  4,030
Endesa SA  3,548  78,460
FOCSA (Fomento Construcciones y
 Contratas SA)  242  10,388
Gas Natural SDG SA Series E  498  22,155
Iberdrola SA  3,130  45,296
Repsol SA Ord.   1,035  46,180
Tabacalera SA, Series A  143  14,463
Telefonica de Espana SA Ord.   3,187  109,654
Union Electrica Fenosa SA  862  10,708
Vallehermoso SA  200  6,348
Zardoya Otis Sa  180  4,999
  634,383
SWEDEN - 2.7%
AGA AB, Series A   600  8,245
ABB AB:
 Series A  2,400  30,131
 Series B  800  9,944
Astra AB:
 Class A Free shares  4,600  92,804
 Class B Free shares  1,000  19,550
Atlas Copco AB:
 Class A Free shares  500  13,929
 Class B Free shares  200  5,559
Electrolux AB  300  22,861
Ericsson (L.M.) Telephone Co. Class B  3,300  150,056
ForeningsSparbanken AB, Series A  1,200  36,877
Hennes & Mauritz AB Class B  700  33,054
Netcom Systems AB, Class B  300  7,439
SKF AB Ord.   400  8,270

 SHARES VALUE (NOTE 1)
Sandvik AB:
 Series A  700 $ 19,763
 Series B  200  5,597
Securitas AB Class B  300  9,088
Skandinaviska Enskilda Banken
 Class A Free shares  1,900  27,177
Skandia Foersaekrings AB  400  22,586
SSAB Swedish Steel Class A  300  5,621
Stora Kopparbergs Bergslags AB
 Class A Free shares  1,000  14,553
Svenska Cellulosa AB (SCA) Class B
 Ord.   700  15,915
Svenska Handelsbanken  800  34,229
Swedish Match Co.   1,100  3,532
Trelleborg Class B Free shares (a)  300  4,235
Volvo AB:
 Series A  400  10,643
 Class B  1,100  29,750
Skanska Class B  400  18,089
  659,497
SWITZERLAND - 8.2%
Adecco SA (Bearer)  50  16,189
Alusuisse-Lonza Holding AG (Reg.)  20  23,132
Alusuisse Lonza (Bearer)  10  11,491
ABB AG (Bearer)  30  40,942
Credit Suisse Group (Reg.)  1,020  184,442
Holderbank Financiere Glarus AG:
 (Bearer)  20  19,516
 (Reg.)  50  9,792
Kuoni Reisen Holding AG Class B (Reg.)  2  8,175
Nestle SA (Reg.)  155  271,818
Novartis AG:
 (Bearer) (a)  25  45,650
 (Reg.)  235  429,270
Roche Holding AG  27  316,520
Roche Holding AG (Bearer)  6  106,448
Sairgroup (Reg.) (a)  10  13,374
SMH AG:
 (Reg.)  100  14,381
 (Bearer) (a)  25  15,728
Sulzer AG (Reg.)  20  15,558
SGS Societe Generale de Surveillance
 Holding SA (Bearer)  5  9,212
Swiss Bank Corp. (Reg.)  280  93,811
Swiss Reinsurance Corp. (Reg.) (a)  55  116,080
Union Bank of Switzerland:
 (Reg.)  70  21,757
 (Bearer)  80  124,790
Zurich Versicherungs AG (Reg.) (a)  170  92,801
  2,000,877
UNITED KINGDOM - 19.4%
Abbey National PLC Ord.   4,771  97,652
Anglian Water PLC Ord.   996  13,754
Argos PLC Ord.   838  8,404
Arjo Wiggins Appleton PLC  3,168  8,541
Associated British Foods Ltd. Ord.   3,157  32,905
BAT Industries PLC Ord.   10,485  104,458
BG PLC  13,247  66,369
BOC Group PLC  1,692  26,426
BPB Industries PLC  1,940  10,493
BTR PLC Ord.   13,984  37,071
BBA Group PLC  1,573  11,172
FKI PLC  2,190  6,463
Barclays PLC Ord.   5,144  152,560
Barratt Developments PLC  1,067  4,929
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UNITED KINGDOM - CONTINUED
Bass PLC Ord.   2,714 $ 45,421
Blue Circle Industries PLC  2,675  15,623
Boots Co. PLC Class L (The)  3,122  46,835
British Airways PLC Ord.   3,584  33,585
British Aerospace PLC  1,483  46,518
British Petroleum PLC Ord.   19,133  263,590
British Land Co. PLC, (The) Ord.   1,694  20,469
British Sky Broadcasting Group  5,915  38,216
British Steel PLC Ord. (a)  7,267  17,413
British Telecommunications PLC Ord.   21,362  215,456
Burmah Oil  779  13,396
Cable & Wireless PLC Ord.   7,712  84,185
Cadbury-Schweppes PLC Ord.   3,339  42,405
Caradon PLC  2,172  7,088
Carlton Communications PLC  2,091  14,679
Centrica PLC (a)  15,589  27,679
Coats Viyella PLC (a)  2,748  3,750
Commercial Union PLC (a)  2,374  42,853
Diageo PLC  11,865  121,230
Electrocomponents PLC  1,584  12,109
EMI Group PLC (a)  2,772  23,606
GKN PLC Class L  1,235  29,826
Guardian Royal Exchange Assurance  3,282  24,631
General Electric PLC Class L  9,486  61,912
Glaxo Wellcome PLC  11,884  322,676
Granada Group PLC  3,027  47,226
Great Universal Stores PLC Ord.
 Class A  3,460  44,084
HSBC Holdings PLC:
 Ord.  2,979  91,387
 (Reg.)  6,037  173,784
Hammerson Property Investment &
 Development Corp. PLC Ord.   827  6,839
Hanson Trust PLC Ord.   2,417  12,199
Hyder PLC  565  8,713
IMI PLC  1,347  9,301
ICI (Imperial Chemical Industries) PLC
 Class L  2,502  45,596
Johnson Matthey PLC  851  7,397
Kingfisher PLC  2,330  40,125
Lasmo PLC  2,944  13,370
Ladbroke Group PLC Ord.   3,633  18,276
Land Securities  1,811  33,867
Legal & General Group Ltd. Ord.   4,318  48,343
Lloyds TSB Group PLC  17,794  267,375
LucasVarity PLC  5,099  19,616
Marks & Spencer Ltd. Ord. (a)  9,605  91,665
MEPC PLC  1,540  15,140
National Grid Co. PLC  4,867  27,365
National Power PLC  3,892  40,278
Next PLC  1,139  15,514
Pearson PLC   1,809  26,915
Peninsular & Orental Steam
 Navigation Co.   2,140  27,530
Pilkington PLC Ord.   3,960  7,422
Provident Financial Group  963  15,594
Prudential Corp. PLC  6,533  97,468
RMC Industries, Inc.   946  14,401
Railtrack PLC Class L  1,758  26,734

 SHARES VALUE (NOTE 1)
Rank Group PLC Class L  2,428 $ 13,292
Reed International  3,940  46,281
Reuters Group PLC  4,980  50,064
Rexam PLC  1,921  8,764
Rio Tinto PLC (Reg.)  3,669  49,461
Rolls Royce PLC Ord.   5,273  20,155
Royal Bank of Scotland Group PLC Ord.   2,713  41,926
Royal & Sun Alliance Insurance
 Group PLC  5,232  66,532
Safeway PLC  3,825  22,512
Sainsbury (J.) PLC Ord.   6,471  50,107
Schroders PLC Ord.   1,000  37,730
Scottish & Newcastle Brewers PLC  2,167  31,137
Scottish Power PLC ADR  4,098  34,898
Slough Estates PLC  1,512  10,005
Smiths Industries PLC Ord.   1,099  16,423
SmithKline Beecham PLC Ord.   18,485  230,959
Southern Electric PLC  1,428  12,032
T & N PLC  2,076  8,635
TI Group PLC Ord.   1,730  14,932
Tarmac  3,753  6,232
Tate & Lyle PLC  1,628  14,051
Taylor Woodrow PLC  1,720  5,712
Tesco PLC Ord.   7,426  63,056
Thames Water PLC Ord.   1,349  19,605
Unigate PLC  800  8,588
Unilever PLC Ord.   11,084  102,512
Vickers PLC Ord. Unit  1,018  3,548
Vodafone Group PLC  10,007  88,838
United Utilities PLC  1,895  25,422
Williams Holdings PLC Class L  2,735  15,962
Wolseley PLC Ord.   2,040  16,769
Zeneca Group PLC Ord.   3,119  136,139
  4,722,151
TOTAL COMMON STOCKS
 (Cost $20,513,243)   22,325,204
NONCONVERTIBLE PREFERRED STOCKS - 0.8%
AUSTRALIA - 0.1%
News Corp. Ltd. (ltd. vtg.)  6,100  33,369
AUSTRIA - 0.0%
Bank Austria AG   93  6,099
GERMANY - 0.5%
RWE AG  700  32,774
SAP AG (Systeme Anwendungen
 Produkte)  150  61,563
Volkswagen AG  50  24,512
  118,849
ITALY - 0.2%
Fiat SPA  4,324  8,436
Fiat SPA de Risp  1,857  3,880
Telecom Italia:
 Spa  2,675  12,948
 Mobile Spa de Risp  5,220  15,458
  40,722
TOTAL NONCONVERTIBLE PREFERRED STOCKS
 (Cost $159,831)   199,039
U.S. TREASURY OBLIGATIONS - 7.5%
  PRINCIPAL VALUE
 AMOUNT (NOTE 1)
U.S. Treasury Bills, yields at dates of
 purchase 4.93% to 5.04%, 3/12/98 to
 6/4/98 (b) (Cost $1,824,217) $ 1,845,000 $ 1,824,373
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $22,497,291)  $ 24,348,616
FORWARD FOREIGN CURRENCY CONTRACTS
 SETTLEMENT VALUE UNREALIZED
 DATE  GAIN/(LOSS)
CONTRACTS TO BUY
 1,208,933 DEM 3/25/98 $ 666,975 $ 109
 45,459,480 JPY 3/25/98  361,920  169
 221,932 GBP 3/25/98  364,364  1,858
TOTAL CONTRACTS TO BUY
 (Payable amount $1,391,123)  $ 1,393,259 $ 2,136
THE VALUE OF CONTRACTS TO BUY AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 5.7%
FUTURES CONTRACTS
 EXPIRATION UNDERLYING FACE UNREALIZED
 DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
2 All Ordinary Index Contracts
 (Australia)  Mar. 98 $ 91,739 $ 2,283
1 CAC 40 Index Contract
 (France)  Mar. 98 $ 112,700  4,704
1 DAX 30 Index Contract
 (Germany)  Mar. 98 $ 259,247  5,309
2 Hang Seng Index Contracts
 (Hong Kong)  Mar. 98 $ 149,177  6,057
1 MIB 30 Index Contract
 (Italy)  Mar. 98 $ 162,382  11,201
20 Nikkei 300 Index Contracts
 (Japan)  Mar. 98 $ 403,236  2,855
1 TOPIX Index Contract
 (Japan)  Mar. 98 $ 101,206  (1,983)
1 IBEX Index Contract
 (Spain)  Mar. 98 $ 58,211  2,821
1 OMX Stolkholm Index Contracts
 (Sweden)  Mar. 98 $ 34,329  755
2 FTSE Index Contracts
 (United Kindom)  Mar. 98 $ 475,198  25,706
 $ 59,708
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENT IN
SECURITIES - 7.5%
CURRENCY ABBREVIATIONS
GBP - British pound
DEM - German deutsche mark
JPY - Japanese yen
LEGEND
1. Non-income producing
2. Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $232,852
AS A PERCENTAGE OF TOTAL VALUE OF INVESTMENT
IN SECURITIES
Aerospace & Defense   0.5%
Basic Industries    4.9
Construction & Real Estate    4.1
Durables    7.5
Energy    5.3
Finance    22.5
Government Obligations   7.5
Health    8.9
Holding Companies    0.5
Industrial Machinery & Equipment    4.0
Media & Leisure   2.4
Nondurables   6.4
Precious Metals   0.1
Retail & Wholesale   4.7
Services    1.2
Technology    4.7
Transportation   2.5
Utilities   12.3
    100.0%
INCOME TAX INFORMATION
At February 28, 1998, the aggregate cost of investment securities for income tax purposes was $22,497,291. Net unrealized appreciation aggregated $1,851,325, of which $2,387,452 related to appreciated investment securities and $536,127 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 FEBRUARY 28, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                                                                           $ 24,348,616
(COST $22,497,291) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                                                         210

FOREIGN CURRENCY HELD AT VALUE                                                                               102,334
(COST $102,043)

RECEIVABLE FOR INVESTMENTS SOLD                                                                            7,911

UNREALIZED APPRECIATION ON                                                                                  2,136
FOREIGN CURRENCY CONTRACTS

RECEIVABLE FOR FUND SHARES SOLD                                                                              351,282

DIVIDENDS RECEIVABLE                                                                                          19,196

INTEREST RECEIVABLE                                                                                          31

PURCHASE FEES RECEIVABLE                                                                                     3,554

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                                                          15,885

PREPAID EXPENSES                                                                                              7,132

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                                                    23,057

 TOTAL ASSETS                                                                                                24,881,344

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                               $ 153,451

PAYABLE FOR CLOSED FOREIGN                                                                       384
CURRENCY CONTRACTS

PAYABLE FOR FUND SHARES REDEEMED                                                                  6,105

OTHER PAYABLES AND ACCRUED EXPENSES                                                              35,193

 TOTAL LIABILITIES                                                                                           195,133

NET ASSETS                                                                                                   $ 24,686,211

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                             $ 22,632,783

UNDISTRIBUTED NET INVESTMENT INCOME                                                                          51,543

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS          88,646

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                    1,913,239
AND ASSETS AND LIABILITIES IN
FOREIGN CURRENCIES

NET ASSETS, FOR 893,216 SHARES OUTSTANDING                                                                   $ 24,686,211

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($24,686,211 (DIVIDED BY) 893,216 SHARES) A   $27.64


A OFFERING PRICE PER SHARE DOES NOT INCLUDE THE EFFECT OF THE PURCHASE
FEE.
STATEMENT OF OPERATIONS

 NOVEMBER 5, 1997 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1998

INVESTMENT INCOME                                                                  $ 89,136
DIVIDENDS

INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $189)                            35,674

                                                                                    124,810

LESS FOREIGN TAXES WITHHELD                                                         (7,542)

 TOTAL INCOME                                                                       117,268

EXPENSES

MANAGEMENT AND SUB-ADVISORY FEES                                      $ 23,476

TRANSFER AGENT FEES                                                    6,990

ACCOUNTING FEES                                                        19,211

REGISTRATION FEES                                                      37,773

AUDIT                                                                  21,989

MISCELLANEOUS                                                          251

 TOTAL EXPENSES BEFORE REDUCTIONS                                      109,690

 EXPENSE REDUCTIONS                                                    (86,573)     23,117

NET INVESTMENT INCOME                                                               94,151

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                                 10,299

 FOREIGN CURRENCY TRANSACTIONS                                         (35,908)

 FUTURES CONTRACTS                                                     122,261      96,652

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                                 1,851,325

 ASSETS AND LIABILITIES IN                                             2,206
 FOREIGN CURRENCIES

 FUTURES CONTRACTS                                                     59,708       1,913,239

NET GAIN (LOSS)                                                                     2,009,891

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $ 2,104,042


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   NOVEMBER 5, 1997
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    FEBRUARY 28, 1998


OPERATIONS                                                                   $ 94,151
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                     96,652

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                         1,913,239

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              2,104,042

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                      (50,614)

SHARE TRANSACTIONS                                                            25,688,131
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                                                50,614

 COST OF SHARES REDEEMED                                                      (3,363,303)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS      22,375,442

PURCHASE FEES                                                                 257,341

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                     24,686,211

NET ASSETS

 BEGINNING OF PERIOD                                                          -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $51,543)    $ 24,686,211

OTHER INFORMATION
SHARES

 SOLD                                                                         1,022,450

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                                      2,076

 REDEEMED                                                                     (131,310)

 NET INCREASE (DECREASE)                                                      893,216



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
SELECTED PER-SHARE DATA   NOVEMBER 5, 1997
                          (COMMENCEMENT
                          OF OPERATIONS) TO
                          FEBRUARY 28, 1998

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 25.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                 .11

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 2.29

 TOTAL FROM INVESTMENT OPERATIONS                        2.40



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.06)

PURCHASE FEES ADDED TO PAID IN CAPITAL                   .30

NET ASSET VALUE, END OF PERIOD                          $ 27.64

TOTAL RETURN B, C                                        10.83%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 24,686

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .35% A, E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     1.43% A

PORTFOLIO TURNOVER RATE                                  2% A

AVERAGE COMMISSION RATE F                               $ .0081

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan International Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded is expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying the fund and shares of the fund for distribution under federal and state securities law. These expenses are borne by the fund and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, foreign currency transactions and passive foreign investment companies (PFIC). Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
PURCHASE FEES. Shares purchased in the fund are subject to a purchase fee equal to 1.00% of the amount invested. This fee, which is retained by the fund, is accounted for as an addition to paid in capital. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the fund's currency exposure. Contracts to sell generally are used to hedge the fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the
2. OPERATING POLICIES - CONTINUED
FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED fund has committed to buy or sell is shown in the schedule of investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $20,751,721 and $88,227, respectively.
The market value of futures contracts opened and closed during the period amounted to $6,144,832 and $4,478,502, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of 0.34% of the fund's average net assets.
SUB-ADVISER FEE. FMR and the fund have entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management, securities lending and custodial services to the fund. For these services, FMR pays Bankers Trust fees at an annual rate of 0.0650% of the fund's average net assets. In addition, the fund pays Bankers Trust fees equal to 40% of net income from the fund's security lending program. For the period, the fund paid Bankers Trust $76.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $117,407 and $131,200.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding sub-advisory fees associated with securities lending, interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 0.35% of average net assets. For the period, the reimbursement reduced the expenses by $86,573.
7. BENEFICIAL INTEREST
At the end of the period, FMR was record owner of approximately 80% of the total outstanding shares of the fund.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan International Index Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan International Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 1998, the results of its operations, the changes in its net assets and financial highlights for the period November 5, 1997 (commencement of operations) through February 28, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan International Index Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 1998 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provides a reasonable basis for the opinion expressed above.



/s/Price Waterhouse LLP
Price Waterhouse LLP
Boston, Massachusetts
April 8, 1998
DISTRIBUTIONS


The Board of Trustees of Spartan International Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
PAY DATE  4/6/98
RECORD DATE  4/3/98
DIVIDENDS  $.04
SHORT-TERM
CAPITAL GAINS  $.13
A total of 44.39% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $.029 and $.003, respectively, for the dividend paid December 22, 1997.
The fund will notify shareholders in January 1999 of the percentages for use in preparing 1998 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS
THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP61
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
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527 North Brand Boulevard
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Los Angeles, CA
251 University Avenue
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455 Market Street
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8065 Beneva Road
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1502 N. Westshore Blvd.
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3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
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HAWAII
700 Bishop Street
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One North Franklin Street
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1415 West 22nd Street
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201 St. Charles Avenue
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3 Canal Plaza
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470 Boylston Street
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155 Congress Street
Boston, MA
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700 West 47th Street
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8885 Ladue Road
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150 Essex Street
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56 South Street
Morristown, NJ
501 Route 17, South
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NEW YORK
1055 Franklin Avenue
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NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine  Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Bankers Trust Company
New York, NY
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Bankers Trust Company
New York, NY
* INDEPENDENT TRUSTEES
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1998          PAST 1   PAST 5    PAST 10
                                         YEAR     YEARS     YEARS

SPARTAN US EQUITY INDEX                  34.65%   163.74%   407.70%

S&P 500 (REGISTERED TRADEMARK)           35.01%   166.84%   422.55%

S&P 500 INDEX OBJECTIVE                  34.20%   161.19%   393.92%
 FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five year, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the S&P 500 index objective funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 70 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1998         PAST 1   PAST 5   PAST 10
                                        YEAR     YEARS    YEARS

SPARTAN US EQUITY INDEX                 34.65%   21.40%   17.64%

S&P 500                                 35.01%   21.69%   17.98%

S&P 500 INDEX OBJECTIVE FUNDS AVERAGE   34.20%   21.17%   17.31%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$100,000 OVER 10 YEARS

REPORT TYPE: ANNUAL REPORT
             CHART PAGE
FOR PERIOD   ENDING: 02/28/98
FUND NAME: Spartan U.S. Equity Index                  FUND NUMBER: 650
COMMENCEMENT DATE: Feb 17 1988  4:00 PM
START DATE:             02/29/88
END DATE:               02/28/98
LOAD/FEE:               no-load/fee
INITIAL INVESTMENT:     $100,000
                                  _________END VALUE
______________PERCENT CHANGE
                                     ($)                   (%)
  Spartan U.S. Equity Index        507,700                407.70
  S&P 500                          522,550                422.55
                                                 03-Mar-98
                                                  1:47 PM
                             Page 00650_CHART_SUM_1
$100,000 OVER 10 YEARS: Let's say hypothetically that $100,000 was invested in Spartan U.S. Equity Index Fund on February 29, 1988. As the chart shows, by February 28, 1998, the value of the investment would have grown to $507,700 - a 407.70% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 investment in the S&P 500 would have grown to $522,550 - a 422.55% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Frank Salerno became Portfolio Manager of Spartan U.S. Equity Index Fund in December 1997 when Bankers Trust was appointed sub-adviser of the fund.
Q. HOW DID THE FUND PERFORM, FRANK?
A. For the 12 months that ended February 28, 1998, the fund had a total return of 34.65% - in line with the 35.01% return of the Standard & Poor's 500 Index. Of course, the fund's return was slightly lower than the index due to expenses. In addition, the fund beat the 34.20% return of the S&P 500 index objective funds average tracked by Lipper Analytical Services.
Q. HOW WOULD YOU CHARACTERIZE THE MARKET ENVIRONMENT DURING THE PAST
12 MONTHS?
A. Overall, the U.S. stock market generated healthy gains. At times, however, investors may have felt as if they were riding a roller coaster, experiencing rapid, tumultuous turns and dips along the way. The economy chugged along at an impressive clip at the beginning of the period. As a matter of fact, first-quarter 1997 real GDP - gross domestic product adjusted for inflation - grew at a rate of 4.9%. In an effort to slow the economy and stymie inflationary pressures, the Federal Reserve Board raised the federal funds rate - the rate banks charge each other for overnight loans - to 5.50% from 5.25% at the end of March 1997. The stock market declined shortly before and after the rate hike. Following that, economic growth moderated and inflation fears calmed. The market rallied, primarily led by record gains among large-capitalization stocks. Smaller-cap stocks enjoyed a run-up from August through October, when investors sought the opportunity to buy mid- and small-cap companies that hadn't yet reached peak valuations relative to their earnings growth.
Q. THAT ENVIRONMENT SOUNDED RELATIVELY STABLE, IF NOT STRONG. WHEN DID THE MARKET BEGIN TO HIT SOME BUMPS?
A. The market began losing steam at the beginning of October after Fed Chairman Alan Greenspan said a low jobless rate could lead to wage increases and inflationary pressures. On top of that, Southeast Asian economies began a freefall after several countries in the region experienced currency difficulties. As fears about the global effects of the Asian turmoil began surfacing, the U.S. stock market took a big hit. In fact, on October 27, the Dow Jones Industrial Average experienced its biggest one-day point drop in history. The Dow rebounded significantly the next day, but the two-day turbulence paved the way for the market's ups and downs over the next several months. Investors began a "flight to quality" at the end of 1997 and into the first months of 1998 - meaning they sought out the more liquid, large-cap stocks. For the most part, this drove the market higher - especially in early 1998 - but left many smaller-cap companies in the dust. At the end of February 1998, Greenspan cautioned that the Asian financial turmoil created "storm clouds" over the U.S. economy, while warning about the inflation threats caused by an unusually tight labor market.
Q. FINANCE WAS THE LARGEST SECTOR IN THE S&P 500 INDEX AT THE END OF THE PERIOD. HOW DID THESE STOCKS PERFORM?
A. Most banks and brokerage stocks performed well during the period as a result of low interest rates, additional fee-based revenues, increased merger and acquisition activity and robust capital markets. Many finance stocks - especially those with sizeable exposures to international markets - suffered a correction in late 1997, but rebounded in early 1998.
Q. TECHNOLOGY HAS BEEN A STRONG DRIVER OF THE MARKET'S RETURNS OVER THE PAST FEW YEARS. HOW DID THAT SECTOR FARE?
A. Among technology stocks, personal computer (PC) manufacturers such as Compaq and Dell Computer enjoyed the strongest growth as falling PC prices helped spur demand in both the consumer and commercial markets. However, the technology sector as a whole fell victim to the Asian financial crisis in the fourth quarter of 1997 and into early 1998. Technology companies, especially semiconductor and component makers, export many of their products to the Far East, so their stocks took a hit in anticipation of reduced future earnings. Software makers that primarily have domestic revenue exposure continued to perform well and large-cap names such as Microsoft benefited from the flight to quality at the end of the period.
Q. WHAT ABOUT HEALTH CARE STOCKS?
A. Although large-cap health care stocks suffered a correction at the beginning of the period because they were considered to be highly overvalued, these stocks performed well for the remainder of the year. Pharmaceutical stocks led the sector's gains, fueled by solid earnings, the recent flight to quality and accelerated reviews by the Food and Drug Administration (FDA).
Q. WERE THERE ANY SECTORS OF THE MARKET THAT PROVED TO BE
DISAPPOINTING?
A. Shares of large multinational companies suffered at the end of 1997 because the dollar strengthened versus major currencies, causing concern about the future profits of firms that operate globally. In addition, energy stocks were injured by the Asian crisis because Asia is responsible for a large portion of the growth in demand for most energy commodities.
Q. WHAT'S YOUR OUTLOOK?
A. At the end of the period, Greenspan warned about the possibility of inflation caused by unusually tight labor markets, despite the "storm clouds" created by the turbulence in Asia. I believe these competing interests signal steady monetary policy in the near future. In addition, the U.S. economy continues to grow at a moderate rate, which bodes well for long-term gains in the stock market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE:
FUND NUMBER:
TRADING SYMBOL:
SIZE:
MANAGER:
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF FEBRUARY 28, 1998
                                % OF FUND'S    % OF FUND'S INVESTMENTS
                                INVESTMENTS    IN THESE STOCKS
                                               6 MONTHS AGO

GENERAL ELECTRIC CO.            3.0            2.8

MICROSOFT CORP.                 2.4            2.2

COCA-COLA CO. (THE)             2.0            2.0

EXXON CORP.                     1.9            2.1

MERCK & CO., INC.               1.8            1.5

INTEL CORP.                     1.7            2.1

ROYAL DUTCH PETROLEUM CO.       1.4            1.5

PFIZER, INC.                    1.4            1.0

PROCTER & GAMBLE CO.            1.4            1.2

PHILIP MORRIS COMPANIES, INC.   1.2            1.5

TOP TEN MARKET SECTORS AS OF FEBRUARY 28, 1998
                                   % OF FUND'S    % OF FUND'S INVESTMENTS
                                   INVESTMENTS    IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

FINANCE                            16.8           15.3

TECHNOLOGY                         14.3           15.2

HEALTH                             11.4           10.1

NONDURABLES                        10.1           10.3

UTILITIES                          9.5            8.5

ENERGY                             7.8            8.8

INDUSTRIAL MACHINERY & EQUIPMENT   5.5            6.0

RETAIL & WHOLESALE                 4.9            4.7

BASIC INDUSTRIES                   4.7            5.4

MEDIA & LEISURE                    4.4            3.5

INVESTMENTS FEBRUARY 28, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 97.8%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.1%
AEROSPACE & DEFENSE - 1.8%
AlliedSignal, Inc.   733,041 $ 31,200
Boeing Co.   1,348,871  73,247
Lockheed Martin Corp.   257,680  30,068
Rockwell International Corp.  290,961  17,603
Textron, Inc.   234,889  17,602
United Technologies Corp.   312,178  27,881
  197,601
DEFENSE ELECTRONICS - 0.3%
Northrop Grumman Corp.   85,968  11,950
Raytheon Co. Class B  348,136  20,474
  32,424
SHIP BUILDING & REPAIR - 0.0%
General Dynamics Corp.   81,821  7,098
TOTAL AEROSPACE & DEFENSE   237,123
BASIC INDUSTRIES - 4.7%
CHEMICALS & PLASTICS - 2.5%
Air Products & Chemicals, Inc.   143,720  12,063
Avery Dennison Corp.   135,691  6,852
Dow Chemical Co.   314,751  28,800
du Pont (E.I.) de Nemours & Co.   1,526,315  93,512
Eastman Chemical Co.   102,427  6,709
Engelhard Corp.   189,293  3,431
FMC Corp. (a)  48,772  3,530
Goodrich (B.F.) Co.   66,619  3,302
Great Lakes Chemical Corp.   73,911  3,594
Hercules, Inc.   123,771  5,980
Monsanto Co.   784,652  39,919
Morton International, Inc.   172,757  5,712
Nalco Chemical Co.   87,557  3,524
PPG Industries, Inc.   229,723  14,889
Praxair, Inc.   220,010  10,519
Raychem Corp.   145,912  6,338
Rohm & Haas Co.   81,461  8,304
Union Carbide Corp.   194,602  9,037
W.R. Grace & Co.  110,458  9,272
  275,287
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - CONTINUED
IRON & STEEL - 0.2%
Aeroquip Vickers, Inc.   34,533 $ 2,005
Allegheny Teledyne, Inc.   230,440  6,251
Armco, Inc. (a)  131,947  701
Bethlehem Steel Corp. (a)  146,926  1,561
Inland Steel Industries, Inc.   60,244  1,243
Nucor Corp.   115,111  5,928
USX-U.S. Steel Group  135,725  4,767
Worthington Industries, Inc.   125,906  2,156
  24,612
METALS & MINING - 0.5%
Alcan Aluminium Ltd.   279,832  8,658
Aluminum Co. of America  246,509  18,088
ASARCO, Inc.   56,311  1,246
Cyprus Amax Minerals Co.   123,470  2,022
Freeport-McMoRan Copper & Gold, Inc. Class B  247,265  3,724
Inco Ltd.   205,367  3,570
Phelps Dodge Corp.   81,323  5,164
Reynolds Metals Co.   95,032  5,922
  48,394
PACKAGING & CONTAINERS - 0.3%
Ball Corp.   37,407  1,220
Bemis Co., Inc.   65,434  2,949
Corning, Inc.   312,885  12,711
Crown Cork & Seal Co., Inc.   182,319  9,845
Owens-Illinois, Inc. (a)  170,091  6,527
Tupperware Corp.   75,882  2,039
  35,291
PAPER & FOREST PRODUCTS - 1.2%
Boise Cascade Corp. (a)  72,826  2,426
Champion International Corp.   125,145  6,390
Fort James Corp.   286,165  12,985
Georgia-Pacific Corp.   119,809  7,031
International Paper Co.   423,402  19,741
Kimberly-Clark Corp.   765,440  42,626
Louisiana-Pacific Corp.   144,184  3,163
Mead Corp.   135,544  4,634
Potlatch Corp.   35,716  1,547
Stone Container Corp. (a)  122,418  1,377
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Temple-Inland, Inc.   72,771 $ 4,339
Union Camp Corp.   90,723  5,421
Westvaco Corp.   133,520  4,339
Weyerhaeuser Co.   260,066  12,987
Willamette Industries, Inc.   144,001  5,319
  134,325
TOTAL BASIC INDUSTRIES   517,909
CONSTRUCTION & REAL ESTATE - 0.5%
BUILDING MATERIALS - 0.2%
Armstrong World Industries, Inc. (a)  53,907  4,232
Crane Co.   56,424  2,765
Masco Corp.   225,752  12,275
Owens-Corning  70,074  2,164
Sherwin-Williams Co.   225,470  7,539
  28,975
CONSTRUCTION - 0.1%
Centex Corp.   38,528  2,815
Fleetwood Enterprises, Inc.   43,952  2,060
Kaufman & Broad Home Corp.   47,978  1,241
Pulte Corp.   28,113  1,279
  7,395
ENGINEERING - 0.1%
EG & G, Inc.   57,458  1,548
Fluor Corp.   110,329  5,193
Foster Wheeler Corp.   50,186  1,342
  8,083
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Starwood Hotels & Resorts Trust  137,111  7,755
TOTAL CONSTRUCTION & REAL ESTATE   52,208
DURABLES - 3.5%
AUTOS, TIRES, & ACCESSORIES - 2.5%
AutoZone, Inc. (a)  185,935  5,625
Chrysler Corp.   887,727  34,566
Cooper Tire & Rubber Co.   97,104  2,239
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
Cummins Engine Co., Inc.   50,125 $ 2,901
Dana Corp.   127,124  6,936
Eaton Corp.   109,863  10,554
Echlin, Inc.   76,960  3,891
Ford Motor Co.   1,526,632  86,350
General Motors Corp.   925,684  63,814
Genuine Parts Co.   236,160  8,738
Goodyear Tire & Rubber Co.   204,392  14,129
ITT Industries, Inc.   155,184  5,315
Johnson Controls, Inc.   109,568  6,088
NACCO Industries, Inc. Class A  10,214  1,328
Navistar International Corp. (a)  90,456  2,748
PACCAR, Inc.   95,847  6,068
Pep Boys-Manny, Moe & Jack  75,200  1,927
Snap-On Tools Corp.   79,741  3,389
TRW, Inc.   163,712  8,973
  275,579
CONSUMER DURABLES - 0.4%
Minnesota Mining & Manufacturing Co.   552,474  47,133
CONSUMER ELECTRONICS - 0.3%
Black & Decker Corp.   122,952  6,194
Maytag Co.   128,057  5,763
Newell Co.   207,274  9,509
Whirlpool Corp.   97,438  6,510
  27,976
TEXTILES & APPAREL - 0.3%
Fruit of the Loom, Inc. Class A (a)  100,247  3,220
Liz Claiborne, Inc.   92,625  4,631
NIKE, Inc. Class B  355,938  15,616
Reebok International Ltd. (a)  69,327  2,162
Russell Corp.   45,033  1,222
Springs Industries, Inc. Class A  24,930  1,395
VF Corp.   159,156  7,590
  35,836
TOTAL DURABLES   386,524
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - 7.8%
ENERGY SERVICES - 0.9%
Baker Hughes, Inc.   250,196 $ 10,242
Dresser Industries, Inc.   241,919  10,811
Halliburton Co.   355,260  16,520
Helmerich & Payne, Inc.   65,320  1,890
McDermott International, Inc.   68,675  2,704
Rowan Companies, Inc. (a)  123,319  3,476
Schlumberger Ltd.   651,100  49,076
Western Atlas, Inc.   70,541  5,357
  100,076
OIL & GAS - 6.9%
Amerada Hess Corp. (a)  114,367  6,783
Amoco Corp. (a)  665,912  56,603
Anadarko Petroleum Corp.   73,604  4,747
Apache Corp.   148,317  5,043
Ashland, Inc.   91,524  5,097
Atlantic Richfield Co. (a)  444,464  34,557
Burlington Resources, Inc.   219,805  9,836
Chevron Corp. (a)  858,415  69,639
Coastal Corp. (The)  138,814  8,832
Exxon Corp.   3,265,582  208,589
Kerr-McGee Corp.   59,009  3,990
Mobil Corp.   1,053,745  76,331
Occidental Petroleum Corp.   494,142  12,632
Oryx Energy Co. (a)  129,829  3,303
Pennzoil Co.   57,839  3,872
Phillips Petroleum Co.   367,060  17,986
Royal Dutch Petroleum Co.   2,853,538  154,983
Sun Co., Inc.   95,551  3,816
Texaco, Inc.   756,898  42,244
USX-Marathon Group  411,385  14,218
Union Pacific Resources Group, Inc.   312,863  7,000
Unocal Corp.   362,303  13,654
  763,755
TOTAL ENERGY   863,831
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - 16.8%
BANKS - 7.9%
BB&T Corp.   164,600 $ 10,215
Banc One Corp.   883,305  49,907
Bank of New York Co., Inc.   507,979  29,749
BankBoston Corp.   206,350  20,571
BankAmerica Corp.   908,566  70,410
Bankers Trust New York Corp.   90,237  10,671
Chase Manhattan Corp.  573,179  71,110
Citicorp  601,205  79,660
Comerica, Inc.   138,621  13,975
CoreStates Financial Corp.   263,882  22,282
Fifth Third Bancorp  195,826  15,470
First Union Corp.   868,531  45,761
Huntington Bancshares, Inc.   216,942  7,783
KeyCorp.   283,658  19,874
Mellon Bank Corp.   351,244  21,887
Mercantile Bancorp., Inc.   172,200  9,579
Morgan (J.P.) & Co., Inc.   250,190  29,898
National City Corp.   304,804  19,888
NationsBank Corp.   1,238,142  84,813
Northern Trust Corp.   163,600  12,444
Norwest Corp.   1,007,554  41,247
PNC Financial Corp.   406,314  22,550
Providian Financial Corp.   115,570  6,559
Republic New York Corp.   67,163  8,127
State Street Corp.   214,263  13,244
Summit Bancorp  242,600  12,054
SunTrust Banks, Inc.   288,831  21,301
Synovus Financial Corp.   216,500  7,605
U.S. Bancorp  339,532  39,067
Wachovia Corp.  262,235  20,848
Wells Fargo & Co.   119,915  38,613
  877,162
CREDIT & OTHER FINANCE - 1.7%
American Express Co.   631,619  56,884
Beneficial Corp.   83,066  9,802
Countrywide Credit Industries, Inc.   136,843  6,081
First Chicago NBD Corp.   403,780  33,186
Fleet Financial Group, Inc.   308,138  24,285
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Green Tree Financial Corp.   197,230 $ 4,524
Household International, Inc.   149,979  19,479
MBNA Corp.   688,296  24,650
Transamerica Corp.   82,069  9,556
  188,447
FEDERAL SPONSORED CREDIT - 1.2%
Freddie Mac  879,075  41,536
Fannie Mae  1,444,435  92,173
  133,709
INSURANCE - 4.7%
Aetna, Inc.   191,732  16,753
Allstate Corp.   568,222  52,987
American General Corp.   297,694  17,303
American International Group, Inc.   947,915  113,928
Aon Corp.   217,653  13,018
CIGNA Corp.   102,461  19,570
Chubb Corp. (The)  234,676  18,730
Cincinnati Financial Corp.   74,600  10,071
Conseco, Inc.   268,131  12,585
General Re Corp.   104,227  22,200
Hartford Financial Services Group, Inc.   153,679  15,099
Jefferson Pilot Corp.   92,573  7,765
Lincoln National Corp.   135,612  11,358
Loews Corp.   141,710  14,215
MBIA, Inc.   113,404  8,300
MGIC Investment Corp.   157,538  11,609
Marsh & McLennan Companies, Inc.   227,916  19,757
Progressive Corp.  88,271  10,228
SAFECO Corp.   168,009  8,810
St. Paul Companies, Inc. (The)  109,582  9,712
SunAmerica, Inc.   241,429  10,940
Torchmark Corp.   183,177  8,529
Travelers Group, Inc. (The)  1,508,492  84,098
UNUM Corp.   183,132  9,420
USF&G Corp.   146,215  3,573
  530,558
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
SAVINGS & LOANS - 0.3%
Ahmanson (H.F.) & Co.   123,948 $ 7,739
Golden West Financial Corp.   74,578  6,656
Washington Mutual, Inc.   348,741  23,409
  37,804
SECURITIES INDUSTRY - 1.0%
Lehman Brothers Holdings, Inc.   150,600  9,497
Merrill Lynch & Co., Inc.   440,685  31,537
Morgan Stanley, Dean Witter, Discover and Co.  761,580  53,073
Schwab (Charles) Corp.  344,265  12,996
  107,103
TOTAL FINANCE   1,874,783
HEALTH - 11.4%
DRUGS & PHARMACEUTICALS - 7.6%
Allergan, Inc.   80,677  2,824
ALZA Corp. Class A  104,851  3,919
American Home Products Corp.   878,768  82,383
Amgen, Inc.   365,146  19,398
Bristol-Myers Squibb Co.   1,313,545  131,601
Lilly (Eli) & Co. (a)  1,464,152  96,360
Merck & Co., Inc.   1,593,897  203,321
Pharmacia & Upjohn, Inc.   699,976  27,693
Pfizer, Inc.   1,713,147  151,614
Schering-Plough Corp.   990,102  75,310
Sigma Aldrich Corp.   123,415  4,875
Warner-Lambert Co.   369,186  53,993
  853,291
MEDICAL EQUIPMENT & SUPPLIES - 3.1%
Abbott Laboratories  1,039,019  77,732
Bard (C.R.), Inc.   70,374  2,454
Bausch & Lomb, Inc.   68,369  3,064
Baxter International, Inc.   370,412  20,975
Becton, Dickinson & Co.   177,256  11,278
Biomet, Inc.   137,131  4,088
Boston Scientific Corp. (a)  260,265  15,551
Cardinal Health, Inc.   154,663  12,663
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
Guidant Corp.   210,797 $ 15,375
Johnson & Johnson  1,773,521  133,901
Mallinckrodt, Inc.  96,810  3,757
Medtronic, Inc.   623,848  33,142
Millipore Corp.   53,643  2,028
Pall Corp.   155,913  3,264
St. Jude Medical, Inc. (a)  112,809  4,118
U.S. Surgical Corp.   90,107  2,760
  346,150
MEDICAL FACILITIES MANAGEMENT - 0.7%
Columbia/HCA Healthcare Corp.   823,233  22,330
HEALTHSOUTH Corp. (a)  554,627  14,975
Humana, Inc. (a)  213,506  5,431
Manor Care, Inc.   83,896  3,151
Tenet Healthcare Corp.   389,948  14,550
United HealthCare Corp.   244,021  14,809
  75,246
TOTAL HEALTH   1,274,687
HOLDING COMPANIES - 0.2%
CINergy Corp.   194,351  6,766
Norfolk Southern Corp.   493,019  16,978
  23,744
INDUSTRIAL MACHINERY & EQUIPMENT - 5.5%
ELECTRICAL EQUIPMENT - 3.7%
Emerson Electric Co.   607,965  38,796
General Electric Co.   4,341,850  337,578
General Instrument Corp. (a)  180,684  3,015
General Signal Corp.   65,774  2,672
Grainger (W.W.), Inc.   67,475  6,532
Harris Corp.   103,982  5,271
Honeywell, Inc.   184,488  14,621
Scientific-Atlanta, Inc.   95,523  1,672
  410,157
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 1.5%
Briggs & Stratton Corp.   34,346 $ 1,522
Case Corp.   112,704  7,333
Caterpillar, Inc.   513,356  28,040
Cincinnati Milacron, Inc.   49,070  1,515
Cooper Industries, Inc.   153,968  8,641
Deere & Co.   336,833  18,905
Dover Corp.   294,104  11,360
Harnischfeger Industries, Inc.   60,967  2,157
Illinois Tool Works, Inc.   326,358  19,561
Ingersoll-Rand Co.   213,304  10,159
Parker-Hannifin Corp.   146,421  6,827
Stanley Works  98,885  4,728
Tenneco, Inc.  211,081  8,681
Timken Co.   77,335  2,494
Tyco International Ltd.  751,952  38,162
  170,085
POLLUTION CONTROL - 0.3%
Browning-Ferris Industries, Inc.   262,089  8,731
Safety Kleen Corp.   90,240  2,420
Waste Management, Inc.  594,261  14,856
  26,007
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   606,249
MEDIA & LEISURE - 4.4%
BROADCASTING - 1.1%
CBS Corp.   914,570  28,295
Clear Channel Communications, Inc. (a)  109,821  9,953
Comcast Corp. Class A special  431,819  15,114
Tele-Communications, Inc. (TCI Group), Series A (a)  647,748  18,825
Time Warner, Inc.   690,548  46,612
  118,799
ENTERTAINMENT - 1.1%
Disney (Walt) Co.   909,093  101,761
King World Productions, Inc.   92,166  2,460
Viacom, Inc. Class B (non-vtg.) (a)  434,833  20,872
  125,093
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.2%
Brunswick Corp.   130,016 $ 4,128
Hasbro, Inc.   159,974  5,809
Mattel, Inc.   387,430  16,393
  26,330
LODGING & GAMING - 0.3%
Harrah's Entertainment, Inc. (a)  126,570  2,666
Hilton Hotels Corp.   342,588  10,213
Marriott International, Inc.   176,179  13,346
Mirage Resorts, Inc. (a)  220,409  5,042
  31,267
PUBLISHING - 1.1%
U S WEST Media Group  781,649  25,159
American Greetings Corp. Class A  92,535  4,222
Cognizant Corp.   234,913  11,731
Dow Jones & Co., Inc.   118,150  6,070
Dun & Bradstreet Corp.   224,198  7,511
Gannett Co., Inc.   364,340  23,521
Harcourt General, Inc.   87,183  4,708
Knight-Ridder, Inc.   112,344  6,319
McGraw-Hill, Inc.   130,962  9,904
Meredith Corp.   65,949  2,832
New York Times Co. (The) Class A  118,092  7,728
Times Mirror Co. Class A  117,810  7,253
Tribune Co.   160,738  10,378
  127,336
RESTAURANTS - 0.6%
Darden Restaurants, Inc.   205,595  2,776
McDonald's Corp.   913,682  50,023
Tricon Global Restaurants, Inc.   210,245  5,966
Wendy's International, Inc.   161,881  3,511
  62,276
TOTAL MEDIA & LEISURE   491,101
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - 10.1%
AGRICULTURE - 0.1%
Pioneer Hi-Bred International, Inc.   86,269 $ 8,950
BEVERAGES - 3.2%
Anheuser-Busch Companies, Inc. (a)  647,874  30,369
Brown-Forman Corp. Class B  85,152  4,726
Coca-Cola Co. (The)  3,319,717  228,023
Coors (Adolph) Co. Class B  46,180  1,443
PepsiCo, Inc.   2,004,353  73,284
Seagram Co. Ltd.   457,123  17,338
  355,183
FOODS - 2.2%
Archer-Daniels-Midland Co.   717,488  16,099
Bestfoods  185,550  19,552
Campbell Soup Co.   607,572  35,277
ConAgra, Inc.   611,888  18,357
General Mills, Inc.   227,088  16,336
Heinz (H.J.) Co.   491,884  27,699
Hershey Foods Corp.   184,171  12,282
Kellogg Co.   524,546  22,359
Quaker Oats Co.   178,971  9,642
Ralston Purina Co.   147,310  14,943
Sara Lee Corp.   620,444  35,055
Sysco Corp.   221,148  10,408
Wrigley (Wm.) Jr. Co.   143,219  10,938
  248,947
HOUSEHOLD PRODUCTS - 3.2%
Alberto Culver Co. Class B  69,012  2,101
Avon Products, Inc.   191,855  13,514
Clorox Co.   137,591  12,074
Colgate-Palmolive Co.   408,808  33,190
Gillette Co.   744,924  80,359
International Flavors & Fragrances, Inc.   143,239  6,589
Procter & Gamble Co.   1,775,002  150,763
Rubbermaid, Inc.   196,238  5,691
Unilever NV ADR  835,716  53,747
  358,028
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
TOBACCO - 1.4%
Fortune Brands, Inc.   212,089 $ 8,417
Philip Morris Companies, Inc.   3,204,847  139,211
UST, Inc.   278,144  9,857
  157,485
TOTAL NONDURABLES   1,128,593
PRECIOUS METALS - 0.2%
Barrick Gold Corp.   459,549  8,813
Battle Mountain Gold Co.   283,195  1,699
Homestake Mining Co.   192,540  1,925
Newmont Mining Corp.   203,578  5,891
Placer Dome, Inc.   295,273  3,743
  22,071
RETAIL & WHOLESALE - 4.9%
APPAREL STORES - 0.4%
Charming Shoppes, Inc. (a)  130,034  581
Gap, Inc.   524,454  23,437
Limited, Inc. (The)  355,337  10,305
TJX Companies, Inc.   191,865  7,411
  41,734
DRUG STORES - 0.5%
CVS Corp.   233,698  17,308
Long Drug Stores, Inc.   47,980  1,520
Rite Aid Corp.   350,696  11,354
Walgreen Co.   644,628  23,650
  53,832
GENERAL MERCHANDISE STORES - 2.6%
Consolidated Stores Corp. (a)  153,100  6,296
Costco Companies, Inc. (a)  303,416  14,829
Dayton Hudson Corp.   293,997  22,730
Dillards, Inc. Class A  140,100  4,991
Federated Department Stores, Inc. (a)  299,818  14,054
K mart Corp. (a)  635,053  8,494
May Department Stores Co. (The)  321,179  19,512
Mercantile Stores Co., Inc.   45,503  2,995
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - CONTINUED
Nordstrom, Inc.   114,930 $ 6,591
Penney (J.C.) Co., Inc.   329,210  23,271
Sears, Roebuck & Co.   503,764  26,731
Wal-Mart Stores, Inc.   2,971,713  137,627
Woolworth Corp. (a)  176,883  4,201
  292,322
GROCERY STORES - 0.5%
Albertson's, Inc.   317,524  14,864
American Stores Co.   382,299  9,629
Giant Food, Inc. Class A  73,761  2,678
Great Atlantic & Pacific Tea Co., Inc.   47,245  1,438
Kroger Co. (The) (a)  363,393  15,353
Supervalu, Inc.   83,928  3,997
Winn-Dixie Stores, Inc.   195,258  10,532
  58,491
RETAIL & WHOLESALE, MISCELLANEOUS - 0.9%
Circuit City Stores, Inc. - Circuit City Group  118,227  4,567
Home Depot, Inc.   977,198  62,357
IKON Office Solutions, Inc.   174,512  5,704
Lowe's Companies, Inc.   247,810  14,481
Tandy Corp.   143,316  6,378
Toys "R" Us, Inc. (a)  396,072  10,397
  103,884
TOTAL RETAIL & WHOLESALE   550,263
SERVICES - 0.9%
ADVERTISING - 0.2%
Interpublic Group of Companies, Inc.   161,090  8,779
Omnicom Group, Inc.   183,700  8,405
  17,184
LEASING & RENTAL - 0.0%
Ryder Systems, Inc.   101,198  3,713
PRINTING - 0.1%
Deluxe Corp.   107,725  3,669
Donnelley (R.R.) & Sons Co.   192,225  7,617
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - CONTINUED
PRINTING - CONTINUED
Harland (John H.) Co.   38,045 $ 578
Moore Corporation Ltd.   108,458  1,691
  13,555
SERVICES - 0.6%
Block (H & R), Inc.   136,483  6,423
Cendant Corp. (a)  1,077,958  40,423
Ecolab, Inc.   159,800  4,604
Jostens, Inc.   47,825  1,124
National Service Industries, Inc.   59,920  3,322
Service Corp. International  326,541  12,368
  68,264
TOTAL SERVICES   102,716
TECHNOLOGY - 14.3%
COMMUNICATIONS EQUIPMENT - 2.3%
Andrew Corp. (a)  112,232  3,100
Cabletron Systems, Inc. (a)  237,586  3,683
Cisco Systems, Inc. (a)  1,365,144  89,929
DSC Communications Corp. (a)  180,789  3,548
Lucent Technologies, Inc.   857,578  92,940
Northern Telecom Ltd.   682,248  36,323
Tellabs, Inc. (a)  253,340  15,295
3Com Corp. (a)  458,044  16,375
  261,193
COMPUTER SERVICES & SOFTWARE - 4.0%
Adobe Systems, Inc.   110,982  4,904
Autodesk, Inc.   73,501  3,482
Automatic Data Processing, Inc.   408,939  24,971
Ceridian Corp. (a)  99,020  4,611
Computer Associates International, Inc.   716,566  33,768
Computer Sciences Corp. (a)  113,789  11,912
Equifax, Inc.   186,233  6,693
First Data Corp.   557,736  18,963
HBO & Co.   296,000  16,021
Microsoft Corp. (a)  3,214,836  272,457
Novell, Inc. (a)  454,477  4,779
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Oracle Corp. (a)  1,285,467 $ 31,655
Parametric Technology Corp. (a)  189,016  11,447
Shared Medical Systems Corp.   30,588  2,338
  448,001
COMPUTERS & OFFICE EQUIPMENT - 4.5%
Apple Computer, Inc. (a)  194,869  4,604
Bay Networks, Inc. (a)  259,679  8,797
Compaq Computer Corp.   2,013,278  64,551
Data General Corp. (a)  57,888  1,194
Dell Computer Corp. (a)  440,257  61,581
Digital Equipment Corp. (a)  200,661  11,425
EMC Corp. (a)  678,748  25,962
Hewlett-Packard Co.   1,370,680  91,836
International Business Machines Corp.   1,286,858  134,396
Pitney Bowes, Inc.   387,042  18,143
Seagate Technology (a)  320,195  7,785
Silicon Graphics, Inc. (a)  218,355  3,289
Sun Microsystems, Inc. (a)  513,830  24,471
Unisys Corp. (a)  264,708  4,732
Xerox Corp.   447,225  39,662
  502,428
ELECTRONIC INSTRUMENTS - 0.4%
Applied Materials, Inc. (a)  503,964  18,552
KLA-Tencor Corp. (a)  118,028  5,448
Perkin-Elmer Corp.   57,248  4,190
Tektronix, Inc.   66,017  2,946
Thermo Electron Corp. (a)  185,224  7,594
  38,730
ELECTRONICS - 2.8%
Advanced Micro Devices, Inc. (a)  173,101  4,057
AMP, Inc.   300,146  13,263
Intel Corp.   2,168,399  194,478
LSI Logic Corp. (a)  174,613  4,136
Micron Technology, Inc. (a)  282,264  9,368
Motorola, Inc.   785,827  43,810
National Semiconductor Corp. (a)  226,876  5,417
Texas Instruments, Inc.   518,910  30,032
Thomas & Betts Corp.   66,698  3,781
  308,342
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
PHOTOGRAPHIC EQUIPMENT - 0.3%
Eastman Kodak Co.   442,352 $ 29,029
Polaroid Corp.   55,452  2,540
  31,569
TOTAL TECHNOLOGY   1,590,263
TRANSPORTATION - 1.0%
AIR TRANSPORTATION - 0.4%
AMR Corp. (a)  119,643  15,142
Delta Air Lines, Inc.   96,020  10,856
Southwest Airlines Co.   314,172  9,013
US Airways Group, Inc. (a)  123,386  7,812
  42,823
RAILROADS - 0.5%
Burlington Northern Santa Fe Corp.   220,638  21,982
CSX Corp.   284,825  15,932
Union Pacific Corp.   333,651  17,016
  54,930
TRUCKING & FREIGHT - 0.1%
FDX Corp. (a)  188,158  11,984
Laidlaw, Inc.   405,194  5,905
  17,889
TOTAL TRANSPORTATION   115,642
UTILITIES - 9.5%
CELLULAR - 0.3%
AirTouch Communications, Inc. (a)  695,058  31,234
ELECTRIC UTILITY - 2.3%
Ameren Corp.   159,024  6,112
American Electric Power Co., Inc.   247,094  11,861
Baltimore Gas & Electric Co.   193,388  6,104
Carolina Power & Light Co.   197,828  8,259
Central & South West Corp.   278,093  7,456
Consolidated Edison, Inc.   307,636  13,075
DTE Energy Co.   190,310  6,994
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
Dominion Resources, Inc.  241,234 $ 9,619
Duke Energy Corp.   506,384  28,136
Edison International  516,530  14,269
Entergy Corp.  310,141  8,975
FPL Group, Inc.   234,831  13,635
FirstEnergy Corp.   298,028  8,624
GPU, Inc.   157,769  6,340
Houston Industries, Inc.   363,955  9,417
Niagara Mohawk Power Corp. (a)  180,749  2,316
Northern States Power Co.  90,158  4,953
PECO Energy Co.   291,656  5,760
PG&E Corp.   547,445  16,527
PP&L Resources, Inc.   214,924  4,809
PacifiCorp.   435,691  10,538
Public Service Enterprise Group, Inc.   303,821  9,798
Southern Co.   930,069  22,961
Texas Utilities Co.   335,799  13,579
Unicom Corp.   312,114  10,007
  260,124
GAS - 0.6%
Columbia Gas System, Inc. (The) (a)  72,501  5,533
Consolidated Natural Gas Co.   124,303  7,147
Eastern Enterprises Co.   25,034  1,109
Enron Corp.   411,928  19,362
NICOR, Inc.   60,208  2,476
ONEOK, Inc.   34,234  1,198
Pacific Enterprises  108,998  3,958
Peoples Energy Corp.   43,081  1,556
Sonat, Inc.   158,775  6,847
Williams Companies, Inc.   415,302  13,575
  62,761
TELEPHONE SERVICES - 6.3%
AT&T Corp.   2,148,551  130,793
ALLTEL Corp.   230,105  10,513
Ameritech Corp.  1,429,916  59,610
Bell Atlantic Corp.   1,021,329  91,664
BellSouth Corp.   1,303,799  79,532
Frontier Corp.   202,311  5,601
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
GTE Corp.   1,304,748 $ 70,619
MCI Communications Corp.   933,746  44,645
SBC Communications, Inc.   1,204,906  91,121
Sprint Corp.   530,875  35,038
U S WEST Communications Group  628,737  32,734
WorldCom, Inc. (a)  1,356,353  51,796
  703,666
TOTAL UTILITIES   1,057,785
TOTAL COMMON STOCKS
(Cost $6,541,325)   10,895,492
U.S. TREASURY OBLIGATIONS (B) - 2.2%
   PRINCIPAL
  AMOUNT (000S)
U.S. Treasury Bills, yields at dates of purchase
 5.1145% to 5.2996%, 4/23/98 to 6/18/98
 (Cost $247,905)   $ 251,463  248,044
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $6,789,230)   $ 11,143,536
FUTURES CONTRACTS
DOLLAR AMOUNTS
IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
930 S&P 500 Stock
Index Contracts   March 1998 $ 244,253 $ 9,309
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.2%
LEGEND
1. Non-income producing
2. Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $18,763,000.
INCOME TAX INFORMATION
At February 28, 1998, the aggregate cost of investment securities for income tax purposes was $6,793,227,000. Net unrealized appreciation aggregated $4,350,309,000, of which $4,463,674,000 related to appreciated investment securities and $113,365,000 related to depreciated investment securities.
The fund hereby designates approximately $63,569,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

(EXCEPT PER-SHARE AMOUNT) FEBRUARY 28, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $6,789,230) -                 $ 11,143,536
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                         34,705

DIVIDENDS RECEIVABLE                                                    16,927

INTEREST RECEIVABLE                                                     6

OTHER RECEIVABLES                                                       81

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS               186

 TOTAL ASSETS                                                           11,195,441

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                    $ 2

PAYABLE FOR FUND SHARES REDEEMED                              15,691

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS              356

OTHER PAYABLES AND ACCRUED EXPENSES                           2,412

 TOTAL LIABILITIES                                                      18,461

NET ASSETS                                                             $ 11,176,980

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                        $ 6,675,271

UNDISTRIBUTED NET INVESTMENT INCOME                                     27,227

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                   110,867
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS               4,363,615
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 294,895 SHARES OUTSTANDING                             $ 11,176,980

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                    $37.90
PER SHARE ($11,176,980 (DIVIDED BY) 294,895 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED FEBRUARY 28, 1998

INVESTMENT INCOME                                                        $ 141,083
DIVIDENDS

INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $242)                  17,431

 TOTAL INCOME                                                             158,514

EXPENSES

MANAGEMENT FEE AND SUB-ADVISORY FEE                         $ 23,058

TRANSFER AGENT FEES                                          17,376

ACCOUNTING AND SECURITY LENDING FEES                         828

NON-INTERESTED TRUSTEES' COMPENSATION                        40

CUSTODIAN FEES AND EXPENSES                                  109

REGISTRATION FEES                                            812

AUDIT                                                        118

LEGAL                                                        134

REPORTS TO SHAREHOLDERS                                      723

MISCELLANEOUS                                                32

 TOTAL EXPENSES BEFORE REDUCTIONS                            43,230

 EXPENSE REDUCTIONS                                          (27,241)     15,989

NET INVESTMENT INCOME                                                     142,525

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                       106,493

 FOREIGN CURRENCY TRANSACTIONS                               (1)

 FUTURES CONTRACTS                                           47,870       154,362

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                       2,253,760

 FUTURES CONTRACTS                                           12,954       2,266,714

NET GAIN (LOSS)                                                           2,421,076

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 2,563,601
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED     YEAR ENDED
                                                          FEBRUARY 28,   FEBRUARY 28,
                                                          1998           1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 142,525      $ 100,614
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  154,362        104,584

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      2,266,714      1,006,122

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           2,563,601      1,211,320
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (136,471)      (95,107)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (64,494)       (39,757)

 TOTAL DISTRIBUTIONS                                       (200,965)      (134,864)

SHARE TRANSACTIONS                                         5,531,225      2,905,735
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                             197,180        131,170

 COST OF SHARES REDEEMED                                   (3,401,121)    (1,739,466)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           2,327,284      1,297,439
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  4,689,920      2,373,895

NET ASSETS

 BEGINNING OF PERIOD                                       6,487,060      4,113,165

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 11,176,980   $ 6,487,060
INCOME OF $27,227 AND $19,890, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                      167,395        113,005

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                   6,139          5,223

 REDEEMED                                                  (103,521)      (67,942)

 NET INCREASE (DECREASE)                                   70,013         50,286


FINANCIAL HIGHLIGHTS
      YEARS ENDED           YEAR ENDED     YEARS ENDED
      FEBRUARY 28,          FEBRUARY 29,   FEBRUARY 28,

      1998           1997   1996           1995           1994


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING           $ 28.85    $ 23.56    $ 18.02   $ 17.36   $ 16.73
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME                .55 B      .51 B      .48       .43       .44

 NET REALIZED AND UNREALIZED          9.29       5.47       5.63      .77       .88
GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS     9.84       5.98       6.11      1.20      1.32



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME           (.54)      (.49)      (.46)     (.43)     (.44)

 FROM NET REALIZED GAIN               (.25)      (.20)      (.11)     (.07)     (.25)

 IN EXCESS OF NET REALIZED GAIN       -          -          -         (.04)     -

 TOTAL DISTRIBUTIONS                  (.79)      (.69)      (.57)     (.54)     (.69)

NET ASSET VALUE, END OF PERIOD       $ 37.90    $ 28.85    $ 23.56   $ 18.02   $ 17.36

TOTAL RETURN A                        34.65%     25.87%     34.37%    7.17%     8.06%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD            $ 11,177   $ 6,487    $ 4,113   $ 2,235   $ 1,892
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE          .20%       .28%       .28%      .28%      .28%
NET ASSETS C

RATIO OF EXPENSES TO AVERAGE          .19% D     .26% D     .25% D    .28%      .28%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME        1.66%      2.00%      2.34%     2.65%     2.59%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE               2%         3%         1%        11%       4%

AVERAGE COMMISSION RATE E            $ .0245    $ .0237


G THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
I FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
J FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
K FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1998


3. SIGNIFICANT ACCOUNTING POLICIES.
Spartan U.S. Equity Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
4. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND - CONTINUED
FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
5. PURCHASES AND SALES OF INVESTMENTS.
Purchases of securities, other than short-term securities, aggregated $2,428,632,000, of which $144,564,000 represents the current value of securities delivered in exchange for fund shares.
Sales of securities, other than short-term securities, aggregated
$199,226,000.
The market value of futures contracts opened and closed during the period amounted to $3,021,267,000 and $3,010,145,000, respectively.
6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .28% of the fund's average net assets. Effective December 5, 1997, FMR reduced the management fee from .28% to .24%. For the period, the management fee was equivalent to an annual rate of .27% of average net assets.
SUB-ADVISER FEE. Effective December 5, 1997, FMR and the fund entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management, securities lending and custodial services to the fund. For these services, FMR pays Bankers Trust fees at an annual rate of 0.006% of the fund's average net assets. In addition,
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SUB-ADVISER FEE - CONTINUED
the fund pays Bankers Trust fees equal to 40% of net income from the fund's securities lending program. For the period, the fund paid Bankers Trust $4,000.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and prior to December 5, 1997, administered the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $27,000 for the period.
7. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $25,615,000 and $26,055,000, respectively.
8. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding sub-advisory fees associated with securities lending, interest, taxes, brokerage commissions and extraordinary expenses) above a specified percentage of average net assets. During the period, this expense limitation ranged from .28% to .19% of average net assets and the reimbursement reduced expenses by $26,256,000. In addition, through December 31, 1999, FMR has agreed to limit the fund's total operating expenses to an annual rate of .19%.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $22,000 under this arrangement.
6. EXPENSE REDUCTIONS - CONTINUED
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,000 and $959,000, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan U.S. Equity Index Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Equity Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 1998, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Equity Index Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1998 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.


/s/Price Waterhouse LLP
Price Waterhouse LLP
Boston, Massachusetts
April 8, 1998
DISTRIBUTIONS


The Board of Trustees of Spartan U.S. Equity Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

PAY DATE  4/7/97 12/15/97 4/6/98
RECORD DATE  4/4/97 12/12/97 4/3/98
DIVIDENDS  - $.14 -
SHORT-TERM
CAPITAL GAINS  $.03 $.05 $.04
LONG-TERM
CAPITAL GAINS  $.07 $.10 $.30
LONG-TERM
CAPITAL GAIN BREAKDOWN
 28% rate  100% 2.14% 1.00%
 20% rate  0% 97.86% 99.00%
A total of 2.89% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 82.21% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1999 of these percentages for use in preparing 1998 income tax returns.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on November 19, 1997. The results of votes taken among shareholders on proposals before them are listed below.
PROPOSAL 1(A)
To approve an amended management contract for the fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     116,840,814.252    85.056

AGAINST         9,616,237.012      7.000

ABSTAIN         10,912,424.456     7.944

TOTAL           137,369,475.720    100.000

PROPOSAL 1(B)
To approve a new sub-advisory agreement for the fund.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     115,950,391.218    84.408

AGAINST         10,151,817.933     7.390

ABSTAIN         11,267,266.569     8.202

TOTAL           137,369,475.720    100.000









INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Bankers Trust Company
New York, NY
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
(REGISTERED TRADEMARK)
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA
CUSTODIAN
Bankers Trust Company
New York, NY

(2_FIDELITY_LOGOS)
SPARTAN(registered trademark)
EXTENDED MARKET INDEX
FUND
ANNUAL REPORT
FEBRUARY 28, 1998
CONTENTS



PRESIDENT'S MESSAGE                 3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE                         4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                           5    THE MANAGER'S REVIEW OF FUND PERFORMANCE, STRATEGY
                                         AND OUTLOOK.

INVESTMENT SUMMARY                  6    A SUMMARY OF THE FUND'S INVESTMENTS.

INVESTMENTS                         7    A COMPLETE LIST OF THE FUND'S INVESTMENTS WITH THEIR
                                         MARKET VALUES.

FINANCIAL STATEMENTS                39   STATEMENTS OF ASSETS AND LIABILITIES, OPERATIONS, AND
                                         CHANGES IN NET ASSETS, AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                               41   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT ACCOUNTANTS   43   THE AUDITORS' OPINION.

DISTRIBUTIONS                       44



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING
POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. PRESIDENT'S MESSAGE




DEAR SHAREHOLDER:
Through the first two months of 1998, investors were still trying to discern what effects ongoing troubles in Southeast Asia might have on global economies and markets. The U.S. stock market continued to do well despite these ongoing uncertainties, paced by sustained corporate profits and signs of recovery in the Asian markets. Bonds, on the other hand, struggled somewhat in February as the pace of stock investors' "flight to quality" slowed in the face of this positive news, and issuers flooded the market with new debt to take advantage of lower interest rates. Nonetheless, these lower rates, subdued inflation and moderate growth created a generally favorable climate for bond investors.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and the effect of the 0.75% purchase fee. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1998    PAST 3    LIFE OF
                                   MONTHS    FUND

SPARTAN EXTENDED MARKET INDEX      8.91%     7.39%

SPARTAN EXTENDED MARKET INDEX      8.10%     6.58%
(INCL. 0.75% PURCHASE FEE)

WILSHIRE 4500                      8.71%     5.83%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, three months, or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Wilshire 4500 Index - an unmanaged index of approximately 6,900 U.S. equity securities. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.


UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Frank Salerno, Portfolio Manager of Spartan Extended Market Index Fund for Bankers Trust, sub-adviser of the fund
Q. HOW DID THE FUND PERFORM, FRANK?
A. From its inception on November 5, 1997, through February 28, 1998, the fund posted a total return of 7.39% (not counting the purchase fee), compared to a 5.83% return for the Wilshire 4500 Index. Most of the difference in the performance between the fund and the index took place in the fund's first few weeks. For the three months from November 30, 1997, through February 28, 1998, the fund returned 8.91%, much closer to the index's return of 8.71% for the same period.
Q. HOW WOULD YOU CHARACTERIZE THE MARKET ENVIRONMENT DURING THE PAST
FOUR MONTHS?
A. After posting strong gains from the start of 1997 through the beginning of October, the U.S. stock market experienced some volatility from that point on through to the end of the period. There were a couple of reasons behind this volatility. First, Federal Reserve Board Chairman Alan Greenspan said the low jobless rate in the U.S. could lead to wage increases and inflationary pressures - conditions that could have tempted the Fed to raise short-term interest rates. On top of that, Southeast Asian economies began a freefall after several countries in the region experienced currency difficulties. As fears about the global effects of the Asian turmoil began surfacing, the U.S. stock market took a big hit on October 27, just before the fund commenced operations, with the Dow Jones Industrial Average experiencing its biggest one-day point drop in history. The Dow rebounded significantly the next day, but the two-day turbulence paved the way for the market's ups and downs over the next several months. Investors began a "flight to quality" at the end of 1997 and into the first months of 1998 - meaning they sought out the more liquid, large-capitalization stocks, as well as U.S. Treasury bonds and utility stocks. For the most part, this drove the market higher - especially in early 1998 - but at times left many of the smaller-cap companies that make up a significant proportion of the Wilshire 4500 in the dust. At other times over the past two months, small-caps rebounded because many of them tend to have domestically oriented business and little exposure to Asia. At the end of February 1998, Greenspan cautioned that the Asian financial turmoil created "storm clouds" over the U.S. economy, while warning about the inflation threats caused by an unusually tight labor market.
Q. FINANCE STOCKS HAVE PERFORMED WELL OVER THE PAST FEW YEARS. HOW DID THIS SECTOR PERFORM MORE RECENTLY?
A. Most banks and brokerage stocks have performed well as a result of low interest rates, additional fee-based revenues, increased merger and acquisition activity and robust capital markets. Many finance stocks - especially those with sizeable exposures to international markets - suffered a correction in late 1997, but rebounded in early 1998. In addition, many small-cap finance stocks in the Wilshire 4500 that do business domestically sustained solid performance.
Q. TECHNOLOGY ALSO HAS BEEN A STRONG DRIVER OF THE MARKET'S RETURNS OVER THE PAST FEW YEARS. HOW DID THAT SECTOR FARE MORE RECENTLY?
A. The technology sector as a whole fell victim to the Asian financial crisis in the fourth quarter of 1997 and into early 1998. Technology companies, especially semiconductor and component makers, export many of their products to the Far East, so their stocks took a hit in anticipation of reduced future earnings. Software makers that primarily earn their revenues through domestic business continued to perform well, while large-cap names outside of the Wilshire 4500 such as Microsoft benefited from the flight to quality at the end of the period.
Q. WHAT ABOUT HEALTH CARE STOCKS?
A. Large-cap health care stocks outside of the Wilshire 4500 generally performed well. That was one of the reasons the Wilshire 4500 didn't perform as well as broader indexes such as the Wilshire 5000, or large-cap-oriented indexes like the Standard & Poor's 500. Pharmaceutical stocks led the sector's gains, fueled by solid earnings, the flight to quality and accelerated reviews by the Food and Drug Administration (FDA).
Q. WERE THERE ANY SECTORS OF THE MARKET THAT PROVED TO BE
DISAPPOINTING?
A. Energy stocks were injured by the Asian crisis because Asia is responsible for a large portion of the growth in demand for most energy commodities.
Q. WHAT'S YOUR OUTLOOK?
A. At the end of the period, Greenspan warned about the possibility of inflation caused by unusually tight labor markets, despite the "storm clouds" created by the turbulence in Asia. These competing interests seem to signal steady monetary policy in the near future. In addition, the U.S. economy continues to grow at a moderate rate, which bodes well for long-term gains in the stock market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE:
FUND NUMBER:
TRADING SYMBOL:
SIZE:
MANAGER:
(checkmark)

INVESTMENT SUMMARY


TOP TEN STOCKS AS OF FEBRUARY 28, 1998
                                      % OF FUND'S INVESTMENTS

BERKSHIRE HATHAWAY, INC. CLASS A      1.5

ELECTRONIC DATA SYSTEMS CORP.         0.6

CARNIVAL CRUISE LINES, INC. CLASS A   0.5

SAFEWAY, INC.                         0.5

FRANKLIN RESOURCES, INC.              0.4

COCA-COLA ENTERPRISES, INC.           0.4

AMERICA ONLINE, INC.                  0.4

EQUITABLE COMPANIES, INC.             0.3

RJR NABISCO HOLDINGS CORP.            0.3

REPUBLIC INDUSTRIES, INC.             0.3

TOP TEN MARKET SECTORS AS OF FEBRUARY 28, 1998
                             % OF FUND'S INVESTMENTS

FINANCE                      17.7

TECHNOLOGY                   14.5

HEALTH                       7.3

UTILITIES                    7.0

MEDIA & LEISURE              6.5

CONSTRUCTION & REAL ESTATE   6.5

RETAIL & WHOLESALE           4.7

SERVICES                     4.1

ENERGY                       3.9

BASIC INDUSTRIES             3.9


INVESTMENTS FEBRUARY 28, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 89.5%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.0%
AEROSPACE & DEFENSE - 0.7%
AAR Corp.   450 $ 13,669
Alliant Techsystems, Inc. (a)  200  12,563
Aviall, Inc. (a)  200  2,875
Banner Aerospace, Inc. (a)  200  2,350
BE Aerospace, Inc. (a)  400  11,775
Curtiss Wright Corporation  100  3,744
Fairchild Corp. Class A (a)  300  7,388
GenCorp, Inc.   300  8,175
Gulfstream Aerospace Corp. (a)  800  31,931
Harsco Corp.   700  29,313
Kellstrom Industries, Inc. (a)  200  4,800
Moog, Inc. Class A  100  3,525
OEA, Inc.   400  8,475
Orbital Sciences Corp. (a)  400  15,250
Precision Castparts Corp.   300  16,631
Sequa Corp. Class A (a)  100  7,519
Simula, Inc. (a)  100  1,663
Sturm Ruger & Co., Inc.   200  4,038
Sundstrand Corp.   700  42,350
Thiokol Corp.   200  19,125
United Industrial Corp.   100  1,100
Wyman-Gordon Co. (a)  600  12,000
  260,259
DEFENSE ELECTRONICS - 0.2%
Alpha Industries, Inc. (a)  100  1,631
Anaren Microwave Inc. (a)  200  4,250
Base Ten Systems, Inc. Class A (a)  100  613
Cubic Corp.   100  2,763
DBA Systems, Inc. (a)  200  1,638
Ducommun, Inc. (a)  100  3,219
Figgie International Holdings, Inc.
 Class A (a)  200  2,550
Frequency Electronics, Inc.   150  2,344
Litton Industries, Inc. (a)  400  24,900
Nichols Research Corp. (a)  100  2,663
Remec, Inc. (a)  100  2,744
Stanford Telecommunications, Inc. (a)  100  1,863
Tracor, Inc. (a)  400  12,250
Whittaker Corp. (a)  100  1,325
  64,753
SHIP BUILDING & REPAIR - 0.1%
Avondale Industries, Inc. (a)  100  2,875
Dril-Quip, Inc.   300  9,113
Halter Marine Group, Inc. (a)  200  3,925
Newport News Shipbuilding, Inc.   300  8,175
  24,088
TOTAL AEROSPACE & DEFENSE   349,100
BASIC INDUSTRIES - 3.9%
CHEMICALS & PLASTICS - 1.9%
ARCO Chemical Co.   800  37,850
Airgas, Inc. (a)  900  16,144
Albemarle Corp.   400  9,750
Betz Dearborn, Inc.   400  25,675
Blessings Corp. (a)  100  1,688
Bush Boake Allen, Inc. (a)  100  3,225
Cabot Corp.   900  31,725
Cambrex Corp.   100  4,950

 SHARES VALUE (NOTE 1)
Carbide/Graphite Group, Inc. (The) (a)  100 $ 3,056
Catalytica, Inc. (a)  400  4,725
ChemFirst, Inc.   100  2,644
Crompton & Knowles Corp.   900  27,113
Cytec Industries, Inc. (a)  500  24,438
Envirodyne Industries, Inc. (a)  100  850
Ethyl Corp.   600  4,950
Ferro Corp.   300  8,081
Foamex International, Inc.   200  2,875
Fuller (H.B.) Co.   100  5,688
Furon Co.   100  2,106
General Chemical Group, Inc.   100  2,863
Geon Co.   200  4,000
Georgia Gulf Corp.   500  16,469
Gundle/SLT Environmental, Inc. (a)  100  600
Hanna (M.A.) Co.   800  18,550
Hawkins Chemicals, Inc.   100  1,031
IMC Global, Inc.   1,080  41,243
IMC Global, Inc. warrants 12/22/00 (a)  66  417
International Specialty Products, Inc. (a)  700  11,156
Isolyser, Inc. (a)  1,000  3,813
Ivex Packaging Corp.   100  2,513
Lamson & Sessions Co. (a)  100  675
Lawter International, Inc.   300  3,506
Leading Edge Packaging, Inc. (a)  100  559
LeaRonal, Inc.   100  2,831
Lubrizol Corp.   700  26,994
Lydall, Inc. (a)  200  3,513
Lyondell Petrochemical Co.   1,000  27,250
MacDermid, Inc.   300  10,463
McWhorter Technologies, Inc. (a)  100  2,581
Millennium Chemicals, Inc.   1,000  25,813
Minerals Technologies, Inc.   300  14,325
Mississippi Chemical Corp.   200  3,700
Myers Industries, Inc.   100  2,050
NL Industries, Inc. (a)  400  5,950
OM Group, Inc.   400  17,775
Oil Dri Corp. of America  100  1,513
Olin Corp.   400  18,325
O'Sullivan Corp.   100  963
Park Electrochemical Corp.   100  3,213
Quaker State Corp.   700  10,588
Schulman (A.), Inc.   300  7,650
Scotts Co. Class A (a)  200  6,800
Sealed Air Corp. (a)  500  33,656
Solutia, Inc.   1,000  27,313
Spartech Corp.   200  3,750
Stepan Co.   100  2,788
Synalloy Corp. (a)  100  1,400
Synetic, Inc. (a)  200  9,850
Synthetech, Inc. (a)  100  500
Terra Industries, Inc.   500  5,938
Tredegar Industries, Inc.   85  5,950
Tuscarora Plastics, Inc.   100  1,538
Uniroyal Technology Corp. (a)  100  713
Valhi, Inc.   800  7,700
Valspar Corp.   300  10,519
Wellman, Inc.   200  4,300
Witco Corp.   700  27,869
  661,009
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - CONTINUED
IRON & STEEL - 0.4%
AK Steel Holding Corp.   800 $ 14,950
Acme Metals, Inc. (a)  100  963
Advanced Technical Products, Inc. (a)  100  1,213
Ampco-Pittsburg Corp.   100  1,856
Atchison Casting Corp. (a)  100  1,594
Barnes Group, Inc.   200  5,900
Birmingham Steel Corp.   200  3,513
Carpenter Technology Corp.   100  4,731
Citation Corp. (a)  100  1,938
Cleveland Cliffs, Inc.   200  10,275
Cold Metal Products, Inc. (a)  100  475
Gibraltar Steel Corp. (a)  100  2,438
Huntco, Inc. Class A  100  1,475
ICO, Inc.   300  1,425
Insteel Industries, Inc.   100  706
J & L Specialty Steel, Inc.   300  2,756
Keystone Consolidated Industries, Inc. (a)  100  1,144
LTV Corp.   700  8,444
Lukens, Inc.   300  9,000
Material Sciences Corp. (a)  100  1,219
Mueller Industries, Inc. (a)  200  11,025
NS Group, Inc. (a)  200  2,850
National Steel Corp. Class B  700  10,850
Northwest Pipe Co. (a)  100  2,175
Oregon Steel Mills, Inc.   400  8,050
Quanex Corp.   100  3,313
Roanoke Electric Steel Corp.   100  2,875
Rouge Industries, Inc. Class A   100  1,475
SPS Technologies, Inc. (a)  100  4,738
Schnitzer Steel, Inc. Class A  100  2,713
Semiconductor Parkage
 Meterials Corp. (a)  100  838
Shiloh Industries, Inc. (a)  100  2,088
Steel Dynamics, Inc. (a)  300  5,700
Steel Technologies, Inc.   100  1,188
Sun Hydraulics Corp.   100  1,150
Titan International, Inc.   200  3,750
WHX Corp. (a)  400  5,450
Webco Industries, Inc. (a)  100  775
  147,018
METALS & MINING - 0.7%
AFC Cable Systems, Inc. (a)  100  3,556
Alumax, Inc. (a)  700  25,944
Amcol International Corp.   150  2,138
Belden, Inc.   400  15,575
Brush Wellman, Inc.   200  5,400
Cable Design Technology Corp. (a)  150  4,359
Castle A.M. & Co.   100  2,413
Century Aluminum Co.   100  1,663
Commercial Metals Co.   100  3,200
Commonwealth Industries, Inc.   500  7,281
Commscope, Inc.   700  9,363
Encore Wire Corp. (a)  100  3,075
Essex International, Inc.   400  15,550
FREEPORT MCMORan SULPHUR, Inc. (a)  42  588
General Cable Corp.   300  12,431
Handy & Harman  200  7,288
IMCO Recycling, Inc.   100  1,731
International FiberCom, Inc. (a)  100  600
Kaiser Aluminum Corp. (a)  500  4,906
Martin Marietta Materials, Inc.   600  22,838

 SHARES VALUE (NOTE 1)
Matthews International Corp. Class A  100 $ 4,200
MAXXAM, Inc. (a)  100  5,325
Olympic Steel, Inc. (a)  300  4,988
Optical Cable Corp. (a)  200  2,550
Oregon Metallurgical Corp. (a)  300  10,350
RMI Titanium Co. (a)  300  7,125
Reliance Steel & Aluminum Co.   100  3,525
Special Metals Corp.   100  1,650
Superior Telecom, Inc.   125  4,883
Titanium Metals Corp. (a)  500  15,063
Wolverine Tube, Inc.   300  11,588
  221,146
PACKAGING & CONTAINERS - 0.2%
Alltrista Corp. (a)  100  2,694
BWAY Corp. (a)  100  2,313
Continental Can, Inc. (a)  100  4,056
Gaylord Container Corp. Class A (a)  300  1,988
Greif Brothers Corp. Class A  200  7,250
Sealright Co., Inc. (a)  100  1,125
Shorewood Packaging Corp. (a)  200  4,900
Silgan Holdings, Inc.   200  7,050
Sonoco Products Co.   1,100  42,556
U.S. Can Corp. (a)  200  3,425
  77,357
PAPER & FOREST PRODUCTS - 0.7%
ABT Building Products Corp. (a)  100  1,600
Albany International Corp.  Class A  200  4,763
American Pad & Paper Co. (a)  200  1,663
BT Office Products International, Inc. (a)  200  2,313
Bowater, Inc.   500  24,750
Buckeye Technolgies, Inc. (a)  200  4,263
Caraustar Industries, Inc.   400  13,500
Chesapeake Corp.   400  13,575
Consolidated Papers, Inc.   300  17,419
Crown Pacific Partners LP unit  200  5,213
Georgia Pacific Corp. (Timber Group)  900  20,531
Glatfelter (P.H.) Co.   300  5,269
IP Timberlands, Ltd. Class A  300  3,075
Jefferson Smurfit Corp. (a)  900  13,444
Longview Fibre Co.   300  4,631
Mail-Well, Inc. (a)  100  3,988
PalEx, Inc. (a)  100  1,488
Pentair, Inc.   300  12,356
Pope & Talbot, Inc.   100  1,375
Rayonier, Inc.   400  16,950
Rock-Tenn Co. CLass A  100  1,894
St. Joe Corp.   700  23,888
Triangle Pacific Corp. (a)  100  3,600
Unisource Worldwide, Inc.   1,000  13,625
Wausau-Mosinee Paper Corp.   440  9,515
  224,688
TOTAL BASIC INDUSTRIES   1,331,218
CONSTRUCTION & REAL ESTATE - 6.5%
BUILDING MATERIALS - 1.2%
Aaon, Inc. (a)  100  913
Aavid Thermal Technologies, Inc. (a)  200  6,875
ACX Technologies, Inc. (a)  200  4,775
American Residential Services, Inc. (a)  200  2,175
American Precision Industries, Inc. (a)  100  1,900
American Standard Companies, Inc. (a)  800  35,600
American Woodmark Corp.   100  2,288
Barnett, Inc. (a)  200  4,950
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
BUILDING MATERIALS - CONTINUED
CalMat Co.  200 $ 5,750
Carlisle Companies, Inc.   200  9,688
Centex Construction Products, Inc.   200  6,350
Chart Industries, Inc.   100  2,475
Coltec Industries, Inc. (a)  700  18,244
Dal-Tile International, Inc. (a)  400  4,525
Dravo Corp. (a)  200  2,113
Drew Industries, Inc. (a)  100  1,294
Elcor Corp.   150  4,022
Fastenal Co.   300  13,163
Florida Rock Industries, Inc.   100  2,613
Giant Cement Holding, Inc. (a)  100  2,600
Hexcel Corp. (a)  500  13,156
Industrial Holdings, Inc. (a)  100  1,200
Johns-Manville Corp.   1,200  14,475
Justin Industries, Inc.   200  2,600
Lafarge Corp.   500  16,781
Lilly Industrial Coatings, Inc. Class A  200  4,025
Lone Star Industries, Inc.   100  6,025
Mark IV Industries, Inc.   900  20,925
Medusa Corp.   300  14,194
Mestek, Inc. (a)  100  2,025
Mobile Mini, Inc. (a)  100  831
Nortek, Inc. (a)  100  3,113
Penn England & Manufacturing
 Corp. (non-vtg.)  100  2,600
Puretec Corp. (a)  400  1,375
RPM, Inc.   1,425  24,225
Raytech Corp. (a)  100  519
Republic Gypsum Co.   100  2,063
ROHN Industries, Inc.   300  1,734
Selas Corp. of America  100  1,150
Shaw Group (a)  100  2,400
Southdown, Inc.   200  12,800
T.J. International, Inc.   300  9,000
Tecumseh Products Co. Class A  400  20,050
Texas Industries, Inc.   300  16,950
Thermo Power Corp. (a)  100  1,150
Thermo Remediation  100  650
Thermo TerraTech, Inc. (a)  200  1,375
USG Corp. (a)  400  21,850
United Dominion Industries Ltd.   279  7,995
Universal Forest Products, Inc.   100  1,588
Vulcan Materials Co.   200  20,125
Watsco, Inc. Class A  100  2,738
York International Corp.   600  26,363
  410,363
CONSTRUCTION - 0.7%
American Homestar Corp. (a)  400  8,275
Castle & Cooke, Inc. (a)  100  1,563
Cavalier Homes, Inc. (a)  100  1,125
Clayton Homes, Inc.   1,500  29,813
Continental Homes Holding Corp.   200  9,613
Crossman Communities, Inc. (a)  200  5,200
D.R. Horton, Inc.   600  13,988
Emcor Group, Inc. (a)  100  2,200
Engle Homes, Inc.   300  5,100
Granite Construction, Inc.   100  2,650
Hospitality Worldwide Services, Inc. (a)  100  1,263
Jacobs Engineering Group, Inc. (a)  400  11,975
Lennar Corp.   700  19,556

 SHARES VALUE (NOTE 1)
M.D.C. Holdings, Inc.   400 $ 7,500
M/I Schottenstein Homes, Inc. (a)  200  4,438
Modtech, Inc. (a)  200  5,000
Monaco Coach Corp. (a)  200  7,900
Morrison Knudsen Corp. (a)  400  4,875
NCI Building Systems, Inc. (a)  200  7,900
NVR, Inc. (a)  100  3,238
Oakwood Homes Corp.   600  23,775
Palm Harbor Homes, Inc. (a)  100  3,600
Robertson Ceco Corp. (a)  100  969
Ryland Group, Inc.   300  8,381
Schuler Homes, Inc. (a)  100  763
Skyline Corp.   100  3,194
Southern Energy Homes, Inc. (a)  100  988
Standard Pacific Corp.   500  8,656
Toll Brothers, Inc. (a)  500  15,000
U.S. Home Corp. (a)  100  4,381
Vistana, Inc. (a)  100  2,575
Walter Industries, Inc. (a)  400  7,625
Webb (Del E.) Corp.   400  12,800
Willbros Group, Inc. (a)  100  1,606
  247,485
ENGINEERING - 0.3%
Able Telcom Holdings Corp. (a)  200  1,750
AmeriLink Corp. (a)  100  2,300
Apogee Enterprises, Inc.   500  6,469
Billing Information Concepts Corp. (a)  800  23,200
Comfort Systems USA, Inc.   200  3,875
DSP Group, Inc. (a)  200  4,925
Forrester Research, Inc. (a)  100  2,488
Harding Lawson Associates Group,
 Inc. (a)  100  950
IDM Environmental Corp. (a)  700  3,369
Market Facts, Inc. (a)  100  1,963
MasTec, Inc. (a)  200  5,600
NFO Worldwide, Inc.   200  3,750
Profit Recovery Group International,
 Inc. (a)  200  4,000
Service Experts, Inc. (a)  100  2,700
Stone & Webster, Inc.   100  4,131
Sylvan Learning Systems (a)  400  18,325
URS Corp. (a)  100  1,406
  91,201
REAL ESTATE - 0.5%
American International Petroleum
 Corp. (a)  100  356
American Realty Trust, Inc.   100  1,469
Avatar Holdings, Inc. (a)  300  7,275
BridgeStreet Accomodations, Inc.   100  1,125
CB Commercial Real Estate Services
 Group, Inc. (a)  300  11,250
Cadiz Land Inc. (a)  700  5,731
Catellus Development Corp. (a)  1,300  23,563
Execustay Corp. (a)  100  1,075
Fairfield Communities, Inc. (a)  600  13,425
Forest City Enterprises, Inc. Class A  100  5,525
Grubb & Ellis Co. (a)  100  1,188
Homestead Village, Inc.   200  2,838
Hovnanian Enterprises, Inc. Class A (a)  100  950
Kaiser Ventures, Inc. (a)  100  1,088
Kapson Senior Quarters Corp. (a)  100  1,419
LNR Property Corp.   300  8,006
Lasalle Partners, Inc.   100  3,588
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE - CONTINUED
Newhall Land & Farming Co.   500 $ 16,156
Parkway Properties, Inc.   100  3,263
Pierce Leahy Corp.   200  5,113
Price Enterprises, Inc.   200  3,975
Rouse Co. (The)  800  26,600
Silverleaf Resorts, Inc. (a)  100  2,675
Stewart Enterprises, Inc. Class A  600  28,275
Trammell Crow Co.   200  5,850
Trendwest Resorts, Inc.   100  2,025
Wellsford Real Properties, Inc.   100  1,463
  185,266
REAL ESTATE INVESTMENT TRUSTS - 3.8%
Amli Residential Properties Trust (SBI)  100  2,250
Alexandria Real Estate Equities, Inc.   100  3,413
Ambassador Apartments, Inc.   100  2,025
American Health Properties, Inc.   200  5,463
American Real Estate Partners, L.P. (a)  200  2,250
Annaly Mortgage Management, Inc.   100  1,088
Apartment Investment & Management
 Co. Class A  474  17,271
Arden Realty Group, Inc.   300  8,569
Associated Estates Realty Corp.   200  4,100
Avalon Properties, Inc.   300  8,625
BRE Properties, Inc. Class A  300  8,138
Banyan Strategic Land Trust (SBI)  100  625
Bay Apartment Communities, Inc.  200  7,563
Bedford Property Investors, Inc.   100  1,963
Boston Properties, Inc.   700  23,800
Boykin Lodging Co.   100  2,481
Bradley Real Estate Trust (SBI)  200  4,288
Brandywine Realty Trust   200  4,725
Burnham Pacific Properties, Inc.   200  2,975
CBL & Associates Properties, Inc.   200  4,975
CCA Prison Realty Trust  200  8,800
Camden Property Trust (SBI)  400  11,575
Capstead Mortgage Corp.   900  17,100
CarrAmerica Realty Corp.   600  17,850
CenterPoint Properties Corp.   100  3,394
Chateau Communities, Inc.   200  6,000
Chelsea GCA Realty, Inc.   100  3,738
Colonial Properties Trust (SBI)  200  6,075
Commercial Net Lease Realty, Inc.   200  3,488
Cornerstone Properties, Inc.   700  12,513
Cousins Properties, Inc.   200  5,850
Crescent Real Estate Equities, Inc.   1,400  47,688
Criimi Mae, Inc.   300  4,688
Crown American Realty Trust (SBI)  200  1,850
Developers Diversified Realty Corp.   400  16,325
Duke Realty Investors, Inc.   800  18,350
Dynex Capital, Inc.   300  3,713
Eastgroup Properties, Inc.   100  2,025
Equity Inns, Inc.   300  4,763
Equity Office Properties Trust   2,562  75,579
Equity Residential Properties
 Trust (SBI)   1,100  52,731
Essex Property Trust, Inc.   100  3,238
Excel Realty Trust, Inc.   200  6,425
FAC Realty, Inc. (a)  100  938
Federal Realty Investment Trust (SBI)  300  7,425
Felcor Suite Hotels, Inc.   500  17,938
First Industrial Realty Trust, Inc.   300  10,838

 SHARES VALUE (NOTE 1)
First Union Real Estate Equity &
 Mortgage Investmemts  200 $ 2,363
Franchise Finance Corp. of America  300  8,025
Gables Residential Trust (SBI)  400  10,575
General Growth Properties, Inc.   300  10,950
Glenborough Realty Trust, Inc.   200  5,700
Glimcher Realty Trust (SBI)  200  4,500
Great Lakes, Inc.   100  1,894
Haagen Alexander Properties, Inc.   100  1,719
Health Care Property Investors, Inc.   200  7,425
Healthcare Realty Trust, Inc.   100  2,863
Health and Retirement Properties Trust  1,100  22,000
Health Care REIT, Inc.   200  5,388
Highwoods Properties, Inc.   700  24,369
Home Properties of NY, Inc.   100  2,663
Horizon Group, Inc.   300  3,600
Hospitality Properties Trust (SBI)   600  21,000
INMC Mortgage Holdings, Inc.   800  21,050
IRT Property Co.   200  2,325
Imperial Credit Mortgage Holdings, Inc.   100  1,638
Imperial Credit Commercial Mortgage
 Investment Corp.   700  10,763
Innkeepers USA Trust  300  4,444
Irvine Apartment Communities, Inc.   100  3,050
JDN Realty Corp.   100  3,325
JP Realty, Inc.   200  5,025
Jameson Co.   100  1,163
Kilroy Realty Corp.   200  5,263
Kimco Realty Corp.   300  10,538
Koger Equity, Inc.   200  4,450
Kranzco Realty Trust (SBI)  100  1,856
LTC Properties, Inc.   200  4,150
Lexington Corp. Properties Trust  100  1,463
Liberty Property Trust (SBI)   600  15,938
MGI Properties, Inc.   100  2,394
Macerich Co.   200  5,650
Mack-Cali Realty Corp.   700  26,425
Manufactured Home Communities, Inc.   200  5,150
Meridian Industrial Trust, Inc.   200  4,963
Merry Land & Investment Co., Inc.   300  6,956
Mid-America Apartment
 Communities, Inc.   200  5,663
Mills Corp.   400  10,675
National Golf Properties, Inc.   100  3,050
National Health Investors, Inc.   200  8,200
Nationwide Health Properties, Inc.   300  7,931
New Plan Realty Trust (SBI)  700  17,456
Oasis Residential, Inc.  200  4,288
Ocwen Asset Investment Corp.   200  3,938
Omega Healthcare Investors, Inc.   200  7,763
Pacific Gulf Properties, Inc.   200  4,638
Pan Pacific Reatil Properties, Inc.   100  2,225
Patriot American Hospitality, Inc.   1,137  28,425
Pennsylvania Real Estate Investment
 Trust (SBI)  100  2,475
Post Properties, Inc.   200  7,800
Prentiss Properties Trust (SBI)  200  5,338
Price, Inc. Class B  300  13,369
Prime Retail, Inc.   200  2,913
Public Storage, Inc.   1,300  40,056
RFS Hotel Investors, Inc.   200  3,625
Realty Income Corp.   200  5,163
Reckson Associates Realty Corp.   300  7,556
Redwood Trust, Inc.   100  1,950
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Regency Realty Group  200 $ 5,238
SL Green Realty Corp.   100  2,656
Saul Centers, Inc.   100  1,756
Security Capital Atlantic, Inc.   300  6,375
Security Capital Industrial Trust, Inc.   1,100  26,675
Security Capital Pacific Trust (SBI)  800  18,350
Shurgard Storage Centers, Inc.   200  5,575
Simon Debartolo Group, Inc.   1,300  40,138
Smith (Charles E.) Residential Realty, Inc.   100  3,300
Sovran Self Storage, Inc.   200  5,900
Spieker Properties, Inc.   800  31,750
Starwood Hotels & Resorts Trust  600  33,938
Storage USA, Inc.  200  7,988
Storage Trust Realty   200  5,000
Summit Property Trust   200  4,050
Sun Communities, Inc.   100  3,488
Sunstone Hotel Investors, Inc.   200  3,200
Tanger Factory Outlet Centers, Inc.   100  3,025
Taubman Centers, Inc.   400  5,225
Thornburg Mortgage Asset Corp.   200  3,100
Town & Country Trust   100  1,688
Trinet Corporate Realty Trust, Inc.   100  3,875
United Dominion Realty Trust, Inc.   1,000  14,000
Universal Health Realty Income
 Trust (SBI)  100  2,169
Urban Shopping Centers, Inc.   200  6,675
Value Property Trust (a)  100  1,594
Vornado Realty Trust  824  34,969
Walden Residential Properties, Inc.   200  4,950
Washington Real Estate Investment
 Trust (SBI)  200  3,363
Weeks Corp.   200  6,600
Weingarten Realty Investors (SBI)  100  4,463
Western Investment Real Estate
 Trust (SBI)  100  1,456
Westfield America, Inc.   600  10,725
Winston Hotels, Inc.   100  1,319
  1,279,567
TOTAL CONSTRUCTION & REAL ESTATE   2,213,882
DURABLES - 3.7%
AUTOS, TIRES, & ACCESSORIES - 1.3%
APS Holding Corp. Class A (a)  200  350
Aftermarket Technology Corp. (a)  100  2,394
Amcast Industrial Corp.   100  2,213
Arvin Industries, Inc.   400  15,850
Aviation Sales Co. (a)  100  3,813
Bandag, Inc.   400  22,425
Borg-Warner Automotive, Inc.   300  17,588
Breed Technologies, Inc.   200  4,350
Casey's General Stores, Inc.   1,000  15,063
CLARCOR, Inc.   100  3,013
Colonels International, Inc. (a)  200  1,650
Copart, Inc. (a)  100  1,806
Cross-Continent Auto Retailers, Inc. (a)  200  1,425
Danaher Corp.   500  35,969
Discount Auto Parts, Inc. (a)  100  2,231
Donnelly Corp. Class A  100  1,856
Durakon Industries, Inc. (a)  100  725

 SHARES VALUE (NOTE 1)
Excel Industries, Inc.   100 $ 1,988
Federal-Mogul Corp.   500  24,531
Federal Signal Co.   700  16,450
Forest Oil Corp. (a)  300  4,219
General Motors Corp. Class H  1,200  49,725
Gentex Corp. (a)  500  16,125
Genesis Energy L.P.  100  1,913
Getty Petroleum Marketing, Inc. (a)  100  675
Getty Realty Corp. (a)  100  2,388
Intermet Corp.   200  3,950
Jason, Inc. (a)  100  938
Keystone Automotive Industries, Inc. (a)  100  2,119
Lear Corp. (a)  800  42,300
Mascotech, Inc.   700  14,525
Mercury Air Group  100  763
Meritor Automotive, Inc.   900  22,500
Miller Industries, Inc. (a)  300  2,175
Modine Manufacturing Co.   200  7,000
Monro Muffler Brake, Inc.   100  1,475
NGC Corp.   1,200  18,600
OmniQuip International, Inc.   300  7,500
O'Reilly Automotive, Inc. (a)  400  11,875
Oshkosh Truck Corp. Class B  100  1,913
SPX Corp.   200  14,938
Simpson Industries, Inc.   200  2,613
Spartan Motors, Inc. (a)  100  800
Standard Motor Products, Inc.   100  2,063
Standard Products Co.   200  6,525
Superior Industries International, Inc.   200  6,213
Supreme Industries, Inc. Class A  100  1,156
TBC Corp. (a)  200  1,825
Tower Automotive, Inc. (a)  300  13,631
Tyler Corp. (a)  100  813
Ugly Duckling Corp. (a)  200  2,000
United Auto Group, Inc. (a)  400  6,575
Wabash National Corp.   100  2,969
Walbro Corp.   100  1,300
World Fuel Services Corp.   150  2,906
Wynn's International, Inc.   150  3,806
  458,501
CONSUMER DURABLES - 0.3%
Ballantyne of Omaha, Inc. (a)  100  1,613
Blount International, Inc. Class A  300  8,344
Blyth Industries, Inc. (a)  600  18,038
Department 56, Inc. (a)  200  6,588
Dupont Photomasks, Inc. (a)  200  8,800
Libbey, Inc.   300  11,063
Lifetime Hoan Corp.   100  1,019
MiKohn Gaming Corp. (a)  100  725
Mikasa, Inc.   100  1,431
Oneida Ltd.   150  4,013
Printrak International, Inc. (a)  100  1,006
SAF T LOK, Inc. (a)  500  1,891
Samsonite Corp. (a)  300  9,900
Shuffle Master, Inc. (a)  100  950
Simpson Manufacturing, Inc. (a)  100  4,113
Sola Group Ltd. (a)  400  15,175
  94,669
CONSUMER ELECTRONICS - 0.2%
Fossil, Inc. (a)  100  2,688
Harman International Industries, Inc.   300  13,950
Movado Group, Inc.   100  2,150
ParkerVision, Inc. (a)  100  1,869
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
CONSUMER ELECTRONICS - CONTINUED
Recoton Corp. (a)  100 $ 1,700
Rival Co. (The)  100  1,450
Royal Appliance Manufacturing Co. (a)  100  613
SRS Labs, Inc. (a)  100  800
Salton/Maxim Housewares, Inc. (a)  100  888
Sunbeam-Oster, Inc.   1,000  41,375
  67,483
HOME FURNISHINGS - 0.6%
Bassett Furniture Industries, Inc.   100  3,100
Bombay Company, Inc. (The) (a)  200  1,025
Bush Industries, Inc. Class A  100  2,513
Ethan Allen Interiors, Inc.   200  11,150
Falcon Products, Inc.   100  1,381
Furniture Brands International, Inc. (a)  700  19,163
Garden Ridge Corp. (a)  100  1,738
Guitar Center, Inc.   100  2,069
Haverty Furniture Companies, Inc.   100  1,931
Heilig-Meyers Co.   900  13,950
HON Industries, Inc.   200  13,150
Kimball International, Inc. Class B  700  14,613
Knoll, Inc.   300  10,688
La-Z Boy Chair Co.   100  4,794
Leggett & Platt, Inc.   1,100  55,206
Linens'n Things, Inc. (a)  300  15,113
Maxim Group, Inc. (a)  200  3,775
Miller (Herman), Inc.   400  24,500
O'Sullivan Industries Holdings, Inc. (a)  200  2,288
Rowe Furniture Corp.   100  950
Shelby Williams Industries, Inc.   100  1,613
Virco Manufacturing Corp.   100  3,025
  207,735
TEXTILES & APPAREL - 1.3%
Ashworth, Inc. (a)  400  5,575
Barry (R.G.) Corp. (a)  100  1,350
Bibb Co. (a)  100  800
Burlington Industries, Inc. (a)  900  14,906
Candies, Inc. (a)  200  1,400
ChemFab Corp. (a)  100  2,000
Chic By H I S, Inc. (a)  100  775
Collins & Aikman Corp. (a)  500  3,938
Cone Mills Corp. (a)  300  2,456
Conso Products Co. (a)  100  775
Converse, Inc. (a)  100  675
Crown Crafts, Inc.   100  2,119
Culp, Inc.   100  2,069
Cutter & Buck, Inc. (a)  100  2,425
Deckers Outdoor Corp. (a)  100  788
Delta Woodside Industries, Inc.   100  444
Dexter Corp.   400  16,250
Dixie Group, Inc.   100  1,263
Donna Karan International, Inc. (a)  300  3,506
Dyersburg Corp.   100  1,000
Farah, Inc. (a)  100  575
Florsheim Group, Inc. (a)  100  963
G-III Apparel Group Ltd. (a)  100  634
Galey & Lord, Inc. (a)  100  1,981
Guilford Mills, Inc.   200  5,675
Haggar Corp.   100  1,494
Hartmarx Corp. (a)  200  1,625
Interface, Inc. Class A  400  15,300

 SHARES VALUE (NOTE 1)
Intimate Brands, Inc. Class A  2,700 $ 73,238
Johnston Industries, Inc.   100  581
Jones Apparel Group, Inc. (a)  500  27,500
Kellwood Co.   400  12,975
Madden Steven Ltd. (a)  100  913
Mohawk Industries, Inc. (a)  400  10,500
Nautica Enterprises, Inc. (a)  600  17,288
Nine West Group, Inc. (a)  500  13,750
North Face, Inc. (a)  200  5,500
Oshkosh B'Gosh, Inc. Class A  100  3,925
Oxford Industries, Inc.   100  3,150
Pacific Sunwear of California, Inc. (a)  200  6,925
Phillips-Van Heusen Corp.   200  2,600
Pillowtex Corp.   126  4,946
Pluma, Inc. (a)  100  700
Polo Ralph Lauren Corp. Class A  500  14,125
Polymer Group, Inc. (a)  200  2,600
Quaker Fabric Corp. (a)  100  1,931
Quiksilver (a)  100  2,950
Rocky Shoes Boots, Inc. (a)  100  1,850
St. John Knits, Inc.   300  12,675
Shaw Industries, Inc.   1,800  21,375
Sport-Haley, Inc. (a)  100  1,181
Stride Rite Corp.   300  3,675
Superior Surgical Manufacturing, Inc.   100  1,700
Synthetic Industries, Inc. (a)  100  2,500
Timberland Co. Class A (a)  200  14,500
U.S. Home & Garden, Inc. (a)  100  588
Unifi, Inc.   600  22,050
Unitog Co.  100  2,013
Vans, Inc. (a)  100  963
Warnaco Group, Inc. Class A  764  28,364
Westpoint Stevens, Inc. Class A (a)  400  21,350
Wolverine World Wide, Inc.   600  16,875
Worldtex Corp. (a)  100  775
  451,292
TOTAL DURABLES   1,279,680
ENERGY - 3.9%
COAL - 0.1%
Arch Coal, Inc.   300  7,875
MAPCO, Inc.   400  21,525
Zeigler Coal Holding Co.   200  3,213
  32,613
ENERGY SERVICES - 1.5%
American Oilfield Divers, Inc. (a)  100  1,188
Atwood Oceanics, Inc. (a)  200  9,825
Aztec Manufacturing Co.   100  1,388
BJ Services Co. (a)  1,000  34,375
Bayard Drilling Technologies, Inc.   500  6,438
CAL Dive International, Inc.   100  2,700
Carbo Ceramics, Inc.   100  2,900
Cliffs Drilling Co. (a)  100  3,875
Daniel Industries, Inc.   200  3,750
Dawson Geophysical Co. (a)  200  3,425
Dawson Production Services, Inc. (a)  100  1,206
Diamond Offshore Drilling, Inc.   1,300  58,906
ENSCO International, Inc.   1,300  37,863
Global Industries Ltd. (a)  1,100  18,975
Global Marine, Inc. (a)  1,500  34,781
Input/Output, Inc. (a)  300  6,469
Kaneb Services, Inc. (a)  200  1,063
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
ENERGY SERVICES - CONTINUED
Key Energy Group, Inc. (a)  400 $ 7,075
Layne Christensen Co. (a)  100  1,525
Lone Star Technologies, Inc. (a)  200  6,200
Lufkin Industries, Inc.   100  2,900
Marine Drilling Companies, Inc. (a)  400  7,175
Maverick Tube Corp. (a)  100  1,944
Nabors Industries, Inc. (a)  900  20,588
Newpark Resources, Inc. (a)  500  9,625
Noble Drilling Corp. (a)  1,200  34,050
Oceaneering International, Inc. (a)  200  3,313
Offshore Logistics, Inc. (a)  500  8,813
Parker Drilling Co. (a)  1,100  12,100
Patterson Energy, Inc. (a)  500  5,000
Pool Energy Services Co. (a)  300  7,088
Powell Industries, Inc. (a)  100  1,238
Pride International, Inc. (a)  300  6,844
RPC Energy Services, Inc.   200  2,263
SEACOR SMIT, Inc. (a)  300  16,781
Seitel, Inc. (a)  200  3,225
Smith International, Inc. (a)  300  15,975
Superior Energy Services, Inc. (a)  200  1,775
Tidewater, Inc.   500  22,250
Transcoastal Marine Services, Inc.   400  5,350
Transocean Offshore, Inc.   1,100  47,300
Tuboscope, Inc. (a)  300  5,869
UTI Energy Corp. (a)  300  4,088
Varco International, Inc. (a)  500  12,438
Weatherford Enterra, Inc. (a)  600  20,775
Zapata Corp.   200  2,063
  524,757
INDEPENDENT POWER - 0.0%
Trigen Energy Corp.   100  1,975
OIL & GAS - 2.3%
APCO Argentina, Inc.   100  3,300
BP Prudhoe Bay Royalty Trust (UBI)  100  1,538
Barrett Resources Corp. (a)  500  15,156
Basin Exploration, Inc. (a)  100  1,644
Belco Oil & Gas Corp. (a)  200  3,625
Bellwether Exploration Co. (a)  400  3,650
Benton Oil & Gas Co. (a)  600  7,463
Berry Petroleum Co. Class A  100  1,538
Brigham Exploration Co.   100  1,063
Brown (Tom), Inc. (a)  500  9,906
Buckeye Partners, L..P.  200  5,788
Burlington Resources, Inc.   600  5,588
Cabot Oil & Gas Corp. Class A  200  4,200
Camco International, Inc.   500  29,250
Carrizo Oil & Gas, Inc. (a)  100  763
Chesapeake Energy Corp.   1,100  7,769
Coho Resources, Inc. (a)  600  4,763
Comstock Resources, Inc. (a)  300  2,831
Cooper Cameron Corp. (a)  500  26,813
Costilla Energy, Inc. (a)  100  1,025
Cross Timbers Oil Co.   750  12,000
Crown Central Petroleum Corp.
 Class B (a)  100  1,850
DLB Oil & Gas, Inc. (a)  100  950
Dailey Petroleum Services Corp. (a)  100  769
DeepTech International, Inc. (a)  400  5,150
Denbury Resources, Inc. (a)  100  1,679

 SHARES VALUE (NOTE 1)
Devon Energy Corp.   200 $ 6,813
Domain Energy Corp. (a)  100  1,313
EEX Corp. (a)  1,400  11,988
EVI, Inc. (a)  400  19,625
Eagle Geophysical, Inc. (a)  300  4,088
Enron Oil & Gas Co.   1,800  38,475
Evergreen Resources, Inc. (a)  100  1,638
FM Properties, Inc. (a)  100  656
FX Energy, Inc. (a)  100  831
FINA, Inc. Class A  200  12,650
Forcenergy, Inc. (a)  400  8,925
Friede Goldman International, Inc.   400  12,150
Giant Industries, Inc.   100  1,819
Gothic Energy Corp. (a)  300  666
Gulf Island Fabrication, Inc.   200  4,225
HS Resources, Inc. (a)  100  1,400
Hallwood Energy Partners L.P.
 (depositary unit)  100  713
Harken Energy Corp. (a)  1,700  11,475
Holly Corp.   100  2,706
Hondo Oil & Gas Co. (a)  200  1,350
Houston Exploration Co. (a)  200  3,600
Hugoton Energy Corp. (a)  200  1,775
Inland Resources, Inc. (a)  100  919
KCS Group, Inc.   200  3,550
Kelley Oil & Gas Corp. (a)  600  1,350
Key Production Co., Inc. (a)  100  1,006
Kinder Morgan Energy Partners L.P.  100  3,650
Lomak Petroleum, Inc.   200  3,313
Louis Dreyfus Natural Gas Corp. (a)  300  5,419
Magnum Hunter Resources, Inc. (a)  200  950
Markwest Hydrocarbon, Inc. (a)  100  2,150
Meridian Resource Corp. (a)  200  1,663
Murphy Oil Corp.   600  29,963
National Energy Group, Inc. (a)  900  2,672
National-Oilwell, Inc. (a)  400  11,200
Newfield Exploration Co. (a)  500  12,000
Noble Affiliates, Inc.   700  27,300
Nuevo Energy Corp. (a)  300  10,763
Ocean Energy, Inc. (a)  300  14,025
Panaco, Inc. (a)  300  1,125
Parallel Petroleum Corp. (a)  100  588
Patina Oil & Gas Corp.   200  1,450
Penn Virginia Corp.   100  2,806
Petroleum Development Corp. (a)  100  544
Pioneer Natural Resources Co.   900  21,319
Plains Resources, Inc. (a)  100  1,581
Pogo Producing Co.   500  14,031
Remington Oil & Gas Corp. Class B
 (non-vtg.) (a)  100  563
Rutherford-Moran Oil Corp. (a)  200  3,650
Sabs Petroleum Co. (a)  100  650
St. Mary Land & Exploration Co.   100  3,625
Santa Fe Energy Resources, Inc.   1,500  16,781
Seagull Energy Corp. (a)  500  8,438
Snyder Oil Corp.   500  9,313
Stone Energy Corp. (a)  100  3,463
Swift Energy Co. (a)  400  7,175
Teppco Partners L.P.  100  5,700
Tesoro Petroleum Corp. (a)  200  3,313
3-D Geophysical, Inc. (a)  200  1,700
Titan Exploration, Inc. (a)  300  2,175
Tosco Corp.   1,400  51,975
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
TransTexas Gas Corp. (a)  400 $ 6,600
TransMontaigne Oil Co. (a)  200  2,800
Ultramar Diamond Shamrock Corp.   1,000  35,688
UNIFAB International, Inc.   300  5,475
Union Texas Petroleum Holdings, Inc.   1,100  22,206
Unit Corp. (a)  200  1,588
United Meridian Corp. (a)  500  13,656
Valero Energy Corp.   700  24,850
Vastar Resources, Inc.   800  29,750
Veritas DGC, Inc. (a)  300  12,394
Vintage Petroleum, Inc.   400  8,025
WD 40 Co.   100  2,900
Wainoco Oil Corp. (a)  200  1,700
Western Gas Resources, Inc.   200  3,425
Williams Clayton Energy, Inc. (a)  100  900
Wiser Oil Co. (The)  100  1,275
XCL Ltd. (a)  500  2,813
  778,855
TOTAL ENERGY   1,338,200
FINANCE - 17.7%
BANKS - 6.2%
Amcore Financial, Inc.   200  5,125
AmSouth Bancorporation  1,000  56,188
Area Bancshares Corp.   100  2,600
Associated Bancorporation  600  31,425
Bok Financial (a)  103  5,060
Bancorpsouth, Inc.   200  8,725
Bank of Commerce San Diego
 California  300  4,331
Bank of Granite Corp.   100  3,100
Bankatlantic Bancorp, Inc.
 Class A (non-vtg.)  375  4,898
Banknorth Group, Inc.,  100  6,413
Boston Private Bancorp, Inc. (a)  100  894
Brenton Banks, Inc.   200  4,250
CBT Corp.   100  3,550
CCB Financial Corp.   100  10,863
CPB, Inc.   100  1,950
CNB Bancshares, Inc.   400  18,550
CVB Financial Corp.   150  4,050
Capital One Financial Corp.   700  47,031
Carolina First Corp.   200  4,813
Cathay Bancorp, Inc.   100  3,588
Centura Banks, Inc.   200  14,175
Century South Banks, Inc.   100  2,463
Chemical Financial Corp.   105  4,620
Chittenden Corp.   125  4,781
Citizens Banking Corp   300  10,088
City National Corp.   600  22,313
Colonial Bancgroup, Inc.   300  10,200
Commerce Bancorp, Inc.   105  5,001
Commerce Bancshares, Inc.   510  36,465
Community First Bankshares, Inc.   300  15,900
Community Trust Bancorp, Inc.   100  2,925
Compass Bancshares, Inc.   800  36,800
Corus Bankshares, Inc.   100  4,400
Crestar Financial Corp.   1,000  55,250
Cullen Frost Bankers, Inc.   200  11,388
Deposit Guaranty Corp.   400  22,175
Evergreen Bancorp, Inc.   100  2,400

 SHARES VALUE (NOTE 1)
F & M Bancorporation, Inc.   100 $ 4,000
F & M National Corp.   100  3,525
FNB Corp.   100  3,700
Fidelity Natural Corp. (a)  400  5,500
First American Corp.   700  33,513
First Citizens Bancshares, Inc.   100  11,600
First Commerce Bancshares, Inc.   100  2,963
First Commerce Corp.   500  39,500
First Commercial Corp.   510  33,692
First Commonwealth Financial Corp.   200  5,925
First Empire State Corp.   100  47,200
First Financial Bankshares, Inc.   100  4,000
First Financial Bancorp.  100  5,463
First Hawaiian, Inc.   500  19,813
First Midwest Bankcorp, Inc.   100  4,413
First Savings Bank of Washington
 Bancorp, Inc.   100  2,550
First Security Corp.   1,500  34,781
1st Source Corp.   110  3,630
First Tennessee National Corp.   1,400  44,625
First United Bancshares Inc.   100  4,800
First Virginia Banks, Inc.   700  35,438
First Western Bancorp  100  2,913
Firstar Corp.   1,300  54,356
Firstbank Puerto Rico  100  3,956
Firstbank of Illinois Co.   100  4,531
Firstmerit Corp.   400  11,775
Fort Wayne National Corp.   300  14,578
Fulton Financial Corp.   300  9,656
George Mason Bankshares, Inc.   100  4,338
Grand Premier Financial, Inc.   100  1,750
HUBCO, Inc.   403  14,710
Hamilton Bancorp, Inc. (a)  100  3,200
Hancock Holding Co.   100  6,150
Heritage Financial Services Inc.   100  3,294
Hibernia Corp. Class A  1,800  36,000
Horizon Bancorp, Inc.   100  2,913
Imperial Bancorp (a)  300  9,900
Independent Bank Corp.   200  3,525
Irwin Financial Corp.   100  4,725
Jefferson Savings Bancorp, Inc.   100  2,700
Keystone Financial, Inc.   700  29,313
Magna Group, Inc.   500  29,094
MainStreet BankGroup, Inc.   100  2,875
Marshall & Ilsley Corp.   1,100  64,488
Mercantile Bancorp., Inc.   1,100  61,188
Mercantile Bankshares Corp.   900  31,528
Merchants New York Bancorp, Inc.   100  3,875
Mid Am, Inc.   400  10,500
Mid-America Bancorp  100  3,350
Mississippi Valley Bancshares, Inc.   100  4,413
NBT Bancorp, Inc.   100  2,650
National Bancorp of Alaska, Inc.   100  12,100
National City Bancorporation (a)  100  3,200
National City Bancshares, Inc.   100  3,975
National Commerce Bancorp (a)  700  26,338
National Penn Bancshares, Inc.   100  3,500
North Fork Bancorp., Inc.   800  27,350
Old National Bancorp   210  9,818
Omega Financial Corp.   100  3,713
ONBANCorp, Inc.   200  14,525
One Valley Bancorp West Virginia, Inc.   200  7,375
Oriental Financial Group, Inc.   100  3,363
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
BANKS - CONTINUED
Pacific Century Financial Corp.   1,200 $ 25,875
Park National Corp.   100  8,688
Peoples First Corporation  100  3,594
Peoples Heritage Financial Group, Inc.   400  18,625
Pinnacle Banc Group, Inc.   100  3,413
Pinnacle Financial Services, Inc.   200  9,488
Popular, Inc.   800  41,825
Provident Financial Group, Inc.   500  25,625
R&G Financial Corp. Class B  200  5,450
Regions Financial Corp.   1,670  66,383
Republic Bancorp  200  3,875
Riggs National Corp.   500  13,250
S & T Bancorp, Inc.   90  4,748
Santa Barbara Bancorp   100  5,150
Silicon Valley Bancshares (a)  200  11,400
SouthTrust Corp.   1,650  67,444
Southwest Bancorporation Texas, Inc. (a)  300  10,800
Star Banc Corp.   1,136  66,882
Sterling Bancshares, Inc.   150  2,250
Sumitomo Bank California  100  4,675
Susquehana Bancshares, Inc.   200  7,300
TF Financial Corp.   100  2,600
T R Financial Corp.   300  9,891
Texas Regional Bancshares, Inc.
 Class A (vtg.)  100  3,463
Trans Financial, Inc.   100  4,100
Triangle Bancorp, Inc.   100  3,019
Trust Co. of New Jersey  200  5,475
Trustco Bank Corp.   200  5,500
Trustmark Corp.   500  21,938
UAB Financial Corp.   105  5,985
UST Corp.   200  5,475
Union Planters Corp.   900  55,631
UnionBanCal Corp.   500  46,563
United Bankshares, Inc.   100  5,081
United National Bancorp   100  2,700
US Trust Corp.   300  19,181
Valley National Bancorp  300  11,288
Vermont Financial Services Corp.   400  10,975
WesBanco, Inc.   100  2,856
West Coast Bancorp.   100  2,700
Westamerica Bancorporation  600  20,475
Western Bancorp  100  3,900
Whitney Holding Corp.   200  12,625
Wilmington Trust Corp.  200  12,375
Zions Bancorp  868  37,324
  2,110,740
CREDIT & OTHER FINANCE - 2.0%
Aames Financial Corp.   200  2,675
ACE Cash Express, Inc. (a)  100  1,294
Allied Capital Corp.   420  9,870
American Insured Mortgage
 Investments L.P.  100  925
AmeriCredit Corp. (a)  400  10,925
Arcadia Financial Ltd. (a)  800  6,100
Associates First Capital Corp.   1,000  80,000
CFX Corp.   400  12,175
CIT Group, Inc. Class A  1,700  56,100
Capital Factors Holding, Inc. (a)  100  1,763

 SHARES VALUE (NOTE 1)
Cash America Investments, Inc.   200 $ 2,400
Concord EFS, Inc. (a)  800  24,900
Consumer Portfolio Services, Inc. (a)  400  4,200
ContiFinancial Corp. (a)  600  16,275
Credit Acceptance Corp. (a)  700  5,731
Delta Financial Corp. (a)  100  1,381
Doral Financial Corp.   100  2,700
Emergent Group, Inc. (a)  100  981
Equitable Companies, Inc.   2,100  109,856
Euronet Services, Inc. (a)  100  875
Financial Federal Corp.   100  2,188
Finova Group, Inc.   500  27,500
First Alliance Mortgage Co. (a)  300  5,250
First of America Bank Corp. (a)  800  62,150
First Sierra Financial, Inc. (a)  300  5,438
FIRSTPLUS Financial Group, Inc. (a)  400  13,200
Fleet Financial Group, Inc.   173  13,635
Fund America Companies, Inc.   70  9,153
Greenpoint Financial Corp.   600  44,550
HealthCare Financial Partners, Inc. (a)  200  8,225
IBS Financial Corp.   100  1,775
IMC Mortgage Co. (a)  500  5,875
Imperial Credit Industries (a)  300  6,338
Insignia Financial Group, Inc. Class A (a)  500  11,688
Life Bancorp, Inc.   300  10,763
Long Beach Financial Corp.   500  5,938
Medallion Financial Corp.   100  2,488
Metris Companies, Inc.   300  13,500
Moneygram Payment Systems, Inc. (a)  200  2,475
Money Store, Inc. (The)  600  14,963
New Century Financial Corp.   100  906
Old Kent Financial Corp.   1,100  42,419
PMC Capital, Inc.   100  1,400
Phoenix Duff & Phelps Corp.   300  2,438
Prime Bancshares, Inc.   100  2,138
Resource Bancshares Mortgage
 Group, Inc.   510  7,937
Southern Pacific Funding Corp. (a)  400  6,175
Student Loan Corp.   100  4,825
Triad Guaranty, Inc. (a)  100  3,750
United Companies Financial Corp.   300  4,706
WFS Financial, Inc. (a)  200  2,400
WMF Group Ltd. (a)  33  623
WSFS Financial Corp. (a)  100  2,075
Willis Lease Finance Corp. (a)  100  2,050
World Acceptance Corp. (a)  100  500
  702,560
FEDERAL SPONSORED CREDIT - 0.2%
SLM Holding Corp.   1,600  66,100
INSURANCE - 5.7%
American General Corp.   292  16,973
AFLAC, Inc.   1,200  73,725
ARM Financial Group, Inc. Class A  100  2,275
Acceptance Insurance Co., Inc. (a)  200  4,863
Acmat Corp. Class A (a)  100  1,650
Alfa Corp.   400  7,200
Allcity Insurance Co. (a)  300  2,119
Allied Group, Inc.   300  9,450
Allmerica Financial Corp.   700  43,050
AMBAC, Inc.   800  42,600
American Annuity Group, Inc.   300  6,675
American Bankers Insurance Group, Inc.   500  28,125
American Financial Group, Inc.   500  20,219
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - CONTINUED
American Heritage Life Investment Corp.   100 $ 4,056
American Indemnity Financial Corp.   100  1,038
American National Insurance Co.   200  19,400
Amerin Corp. (a)  400  11,700
Amerus Life Holdings, Inc.   234  7,634
Argonaut Group, Inc.   400  14,400
Atlantic American Corp. (a)  500  2,500
Baldwin & Lyons Inc. Class B  200  4,800
Berkley (W.R.) Corp.   400  18,250
Berkshire Hathaway, Inc. Class A (a)  9  502,200
Blanch E.W. Holdings, Inc.   100  3,594
CMAC Investments  300  20,100
CNA Financial Corp. (a)  500  71,969
CNA Surety Corp. (a)  200  3,150
Capital Re Corp.   100  6,194
Capital Transamerica Corp.   200  4,150
Central Reserve Life Corp. (a)  300  1,950
Centris Group, Inc.   100  2,513
Century Business Services, Inc. (a)  500  7,563
Citizens Corp.   300  10,013
Citizens, Inc. Class A (a)  100  650
Commerce Group, Inc.   300  10,500
Core, Inc. (a)  400  5,350
Crawford & Co., Class B  400  7,600
Danielson Holding Corp. (a)  400  2,875
Delphi Financial Group, Inc. Class A  200  8,800
Donegal Group Inc.   100  2,138
EMC Insurance Group, Inc.   200  2,625
Enhance Financial Services Group Corp.   300  18,619
Envoy Corp. (a)  200  8,125
Erie Indemnity Co. Class A  500  14,813
Everest Reinsurance Holdings, Inc.   700  25,813
Executive Risk, Inc.   200  13,638
FBL Financial Group, Inc. Class A  100  4,650
FPIC Insurance Group, Inc. (a)  100  2,900
Farm Family Holdings, Inc. (a)  100  3,594
Fidelity National Financial, Inc.   220  6,435
Financial Security Assurance
 Holdings Ltd.   400  21,025
First American Financial Corp. (a)  150  8,944
First Health Group Corp. (a)  300  14,944
Foremost Corp of America  300  6,844
Fremont General Corp.   300  17,606
Frontier Insurance Group, Inc.   500  11,781
Gainsco, Inc.   400  3,275
Gallagher (Arthur J.) & Co.   100  4,131
Gryphon Holdings, Inc. (a)  200  3,075
Guarantee Life Companies, Inc.   100  2,675
HCC Insurance Holdings Inc.   700  14,350
HSB Group, Inc.   300  18,938
Harleysville Group Inc.   300  7,313
Hartford Life, Inc. Class A  300  12,919
HealthPlan Services Corp.   200  4,988
Healthcare Recoveries, Inc.   100  2,125
Highlands Insurance Group, Inc. (a)  200  4,913
Hilb, Rogal & Hamilton Co.   100  1,869
Horace Mann Educators Corp.   700  24,850
Independence Holding Co.   200  2,450
INSpire Insurance Solutions, Inc.   200  5,600
Intercargo Corp.   200  2,400

 SHARES VALUE (NOTE 1)
Interstate National Dealer Services,
 Inc. (a)  100 $ 931
Investors Title Co.   100  2,550
John Alden Financial Corp.   400  8,975
Liberty Corp. (The)  100  5,156
Liberty Financial Companies, Inc.   300  10,875
Life USA Holding, Inc. (a)  100  1,538
Life RE Corp.   100  6,363
MBIA, Inc.   139  10,173
MMI Companies, Inc.   200  4,750
Medical Assurance, Inc.   210  6,116
Merchants Group, Inc.   100  2,163
Mercury General Corp.   400  22,700
Meridian Insurance Group, Inc.   200  3,300
Mobile America Corp.   200  2,675
Motor Club America (a)  200  3,375
Mountbatten, Inc. (a)  200  2,800
NAC Re Corp.   300  15,431
NY Magic, Inc.   100  3,000
National Security Group, Inc.   100  1,775
Nationwide Financial Services, Inc.
 Class A  300  13,200
Navigators Group, Inc. (a)  200  3,475
Ohio Casualty Corp.   300  14,025
Old Guard Group, Inc.   100  1,775
Old Republic International Corp.   1,000  42,188
Orion Capital Corp.   200  9,763
PICO Holdings, Inc. (a)  500  3,188
PMI Group, Inc.   400  29,100
PXRE Corp.   100  3,100
Penn-America Group, Inc.   200  4,575
Penn Treaty American Corp. (a)  100  3,125
Penncorp. Financial Group, Inc.   500  17,375
Philadelphia Consolidated Holding
 Corp. (a)  200  4,050
Poe & Associates, Inc.   50  5,231
Presidential Life Corp.   200  4,350
Protective Life Corp.   400  27,650
Provident Companies, Inc.   1,200  43,200
RLI Corp.   100  5,213
Reinsurance Group of America, Inc.   200  9,163
Reliance Group Holdings, Inc.   1,000  17,000
Reliastar Financial Corp.   800  38,050
Risk Capital Holdings, Inc. (a)  400  9,350
SCPIE Holding, Inc.   100  2,938
Selective Insurance Group, Inc.   300  8,231
State Auto Financial Corp.   200  6,600
Stewart Information Services Corp.   100  3,138
Symons International Group, Inc. (a)  200  3,875
TIG Holdings, Inc.   700  18,594
Transatlantic Holdings, Inc.   300  22,688
Travelers Property Casualty Corp. Class A  800  32,800
Trenwick Group, Inc.   100  3,650
20th Century Industries  400  10,700
UICI (a)  400  12,850
USF&G Corp.   112  2,737
Unico America Corporation  200  2,600
United Fire & Casualty Co.   100  4,350
United Wisconsin Services, Inc.   200  6,200
Unitrin, Inc.   500  34,563
Vesta Insurance Group Corp.   300  17,194
Walshire Assurance Co.   200  2,050
Zenith National Insurance Corp.   200  5,463
  1,936,251
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
SAVINGS & LOANS - 1.9%
Affiliated Community Bancorp., Inc.   200 $ 7,475
Ahmanson (H.F.) & Co.   242  15,110
Albank Financial Corp.   300  14,588
Alliance Bancorp  100  2,750
Anchor Bancorp, Wisconsin, Inc.   100  4,300
Astoria Financial Corp.   400  22,350
BSB Bancorp, Inc.   100  3,100
Bank Plus Corp. (a)  100  1,475
Bank United Corp. Class A  500  23,563
BankUnited Financial Corp. Class A (a)  500  7,344
Bay View Capital, Inc.   300  10,425
CenFed Financial Corp.   100  4,250
Charter One Financial Corp.   700  42,416
CitFed Bancorp, Inc.   250  13,094
Coast Federal Litigation Contingent
 Payment Rights Trust   300  4,575
Commercial Federal Corp.   300  10,613
Commonwealth Bancorp, Inc.   200  4,075
D & N Financial Corp.   100  2,625
Dime Community Bancorp, Inc.   200  5,025
Dime Bancorp., Inc.   1,200  36,600
Downey Financial Corp.   200  5,850
Eagle Financial Corp.   100  5,281
FFVA Financial Corp.   100  3,750
First Colorado Bancorp., Inc.   100  2,525
First Federal Capital Corp.   100  3,188
First Indiana Corp.   120  3,510
First Mutual Bancorp., Inc.   100  2,013
First Palm Beach Bancorp, Inc.   100  3,788
First Republic Bank (a)  100  3,738
First Savings Bank   100  4,575
FirstFed Financial Corp. (a)  300  12,113
Firstfed America Bancorp., Inc. (a)  100  1,988
Flagstar Bancorp, Inc.   100  2,263
Flushing Financial Corp.   100  2,550
Golden State Bancorp (a)  700  24,938
HFNC Financial Corp.   200  2,725
Harris Financial, Inc.   300  6,150
Haven Bancorp., Inc.   100  2,450
Interwest Bancorp., Inc.   100  4,150
JSB Financial Corp.   100  5,381
Klamath First Bancorp, Inc.   300  6,750
Long Island Bancorp., Inc.   400  24,075
MAF Bancorp., Inc.   200  7,450
ML Bancorp, Inc.   200  6,250
MetroWest Bank   100  791
New York Bancorp., Inc.   200  8,100
Northwest Bancorp, Inc.   300  4,763
Ocean Financial Corp.   100  3,525
Ocwen Financial Corp. (a)  600  18,000
PFF Bancorp, Inc. (a)  600  11,625
Peoples Bancorp, Inc.   100  4,325
People Bank Bridgeport   400  15,075
Poughkeepsie Financial Corp.   200  2,125
Provident Bancshares Corp.   400  13,750
Queens County Bancorp., Inc.   100  3,975
RedFed Bancorp, Inc. (a)  300  5,944
Reliance BanCorp, Inc.   300  10,650
Republic Security Financial Corp.   100  1,100
Roslyn Bancorp, Inc.   800  18,250

 SHARES VALUE (NOTE 1)
SIS Bancorp., Inc.   100 $ 3,763
St. Paul Bancorp, Inc.   700  18,550
Security First Network Bank (a)  100  1,088
Somerset Savings Bank (a)  300  1,444
Sovereign Bancorp., Inc.   1,300  25,188
Sterling Financial Corp. (a)  100  2,413
TCF Financial Corp.   1,100  36,369
Washington Federal, Inc.   770  21,271
Webster Financial Corp.   200  12,850
Westcorp, Inc.   200  3,413
Westernbank   400  12,250
York Financial Corp.   100  2,550
  646,351
SECURITIES INDUSTRY - 1.7%
Advest Group, Inc. (The)  100  2,494
Alliance Capital Management L.P.  800  40,100
American Capital Strategies Ltd.   100  2,100
American Insured Mortgage
 Investments L.P.  100  1,394
Ameritrade Holding Corp. Class A  200  5,525
Atalanta/Sosnoff Capital Corp.   100  950
Bear Stearns Companies, Inc.   1,100  51,288
Charles JW Financial Services, Inc. (a)  100  1,188
Choice Hotels International, Inc. (a)  400  6,000
Dain Rauscher Corp.   100  5,863
Donaldson Lufkin & Jenrette, Inc.   500  40,938
Earth Sciences, Inc. (a)  800  1,150
Eaton Vance Corp.   100  4,156
Edwards (A.G.), Inc.   1,000  42,063
Everen Capital Corp.   100  4,263
Franklin Resources, Inc.   2,400  122,400
Hambrecht & Quist Group (a)  300  9,638
Jefferies Group, Inc.   200  8,863
John Nuveen Co. Class A  200  7,063
Legg Mason, Inc.   300  17,925
McDonald & Co. Investments, Inc.   100  2,500
Morgan Keegan, Inc.   200  4,300
National Discount Brokers Group, Inc. (a)  100  1,163
New England Investment Companies L.P.  300  10,500
PIMCO Advisors Holdings L.P. units  467  16,608
PaineWebber Group, Inc.   1,200  50,400
Pioneer Group, Inc.   200  5,975
Piper Jaffray Inc.   300  11,025
Price (T. Rowe) Associates, Inc.   600  39,825
Rambus, Inc.   300  13,425
Raymond James Financial, Inc.   300  11,963
Security Capital Group, Inc. Class B (a)  300  9,281
Southwest Securities Group, Inc.   100  2,688
Stifel Financial Corp.   105  1,404
Sunburst Hospitality Corp. (a)  100  875
United Asset Management Corp.   1,000  26,563
Value Line, Inc.   100  4,200
Zitel Corp. (a)  100  1,388
  589,444
TOTAL FINANCE   6,051,446
HEALTH - 7.3%
DRUGS & PHARMACEUTICALS - 3.0%
Abiomed, Inc. (a)  100  1,356
Advanced Polymer Systems, Inc. (a)  200  1,388
Advanced Tissue Sciences Corp.
 Class A (a)  600  6,525
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Agouron Pharmaceuticals, Inc. (a)  300 $ 11,063
Alexion Pharmaceuticals, Inc. (a)  100  1,338
Algos Pharmaceutical Corp. (a)  100  3,350
Alkermes, Inc. (a)  200  4,638
Alliance Pharmaceutical Corp. (a)  200  1,875
Alpharma, Inc. Class A  200  4,625
Alteon, Inc. (a)  300  3,638
Amylin Pharmaceuticals, Inc. (a)  200  1,050
Andrx Corp. (a)  100  3,106
Anesta Corp. (a)  200  4,013
Anika Research, Inc. (a)  100  856
ANTIVIRALS, Inc.   100  731
Aphton Corp. (a)  100  1,200
Arqule, Inc. (a)  300  6,638
Atrix Laboratories, Inc. (a)  100  1,588
Aviron (a)  100  2,513
AXYS Pharmaceuticals, Inc. (a)  635  5,398
Barr Laboratories, Inc. (a)  200  6,800
Bio-Technology General Corp. (a)  800  6,750
BioCryst Pharmaceuticals, Inc. (a)  100  769
Biogen, Inc. (a)  600  26,475
Biomatrix, Inc. (a)  100  3,263
BioSource International, Inc. (a)  100  600
BioTime, Inc. (a)  300  4,388
Biotransplant, Inc. (a)  100  488
Biosite Diagnostics, Inc.   100  1,050
BioReliance Corp.   100  2,325
Bone Care International, Inc. (a)  100  981
CV Therapeutics, Inc. (a)  100  869
Cadus Pharmaceutical Corp. (a)  100  675
Carter-Wallace, Inc.   300  5,363
Cel-Sci Corp. (a)  100  481
Cell Genesys, Inc. (a)  200  1,363
Cell Therapeutics, Inc. (a)  100  1,500
Celgene Corp. (a)  300  2,663
Cellegy Pharmaceuticals, Inc. (a)  200  1,600
Centocor, Inc. (a)  600  21,675
Cephalon, Inc. (a)  400  4,800
Cerus Corp. (a)  100  1,613
Chattem Inc. (a)  100  2,063
Chirex, Inc. (a)  300  4,613
Chiron Corp. (a)  2,000  38,375
Collagenex Pharmaceuticals, Inc. (a)  100  625
Collagen Corp.   100  1,913
Columbia Laboratories, Inc. (a)  200  2,375
Copley Pharmaceutical, Inc. (a)  100  650
COR Therapeutics, Inc. (a)  300  3,788
Corixa Corp. (a)  100  838
Coulter Pharmeceutical, Inc. (a)  300  6,975
Creative Biomolecules, Inc. (a)  300  2,888
Cubist Pharmaceuticals, Inc. (a)  100  525
Curative Technologies, Inc. (a)  100  3,688
Cypros Pharmaceutical Corp. (a)  200  750
Cytotheraputics, Inc. (a)  200  700
Cytyc Corp. (a)  300  6,900
Depotech Corp. (a)  200  900
Diacrin, Inc. (a)  100  1,000
Diagnostic Products Corp.   100  2,838
Diatide, Inc. (a)  100  988
Dura Pharmaceuticals, Inc. (a)  500  12,563
Duramed (a)  500  2,797

 SHARES VALUE (NOTE 1)
EPIX Medical, Inc. (a)  100 $ 1,350
EPL Technologies, Inc. (a)  200  1,438
Emisphere Technologies, Inc. (a)  100  1,931
EntreMed, Inc. (a)  100  1,256
ENZON, Inc. (a)  300  1,688
Enzo Biochem, Inc.   210  2,796
Epitope, Inc. (a)  100  675
Ergo Science Corp. (a)  100  1,688
Forest Laboratories, Inc. (a)  500  31,281
4Health, Inc. (a)  100  506
Fuisz Technologies Ltd. (a)  200  2,400
GelTex Pharmaceuticals, Inc. (a)  300  8,663
GeneMedicine, Inc. (a)  100  325
Genentech, Inc. special (a)  1,300  87,831
Genome Therapeutics Corp. (a)  200  1,550
Gensia Pharmaceuticals, Inc. (a)  500  2,828
Genzyme Transgenics Corp. (a)  100  1,213
Genzyme Corp.   900  26,606
Geron Corp. (a)  300  3,309
Gilead Sciences, Inc. (a)  400  14,325
Gliatech, Inc. (a)  100  850
Guilford Pharmaceuticals, Inc. (a)  300  6,600
Hauser Chemical Research, Inc. (a)  100  738
Hemispherex BioPharma, Inc. (a)  200  738
Herbalife International, Inc.:
 Class A  66  1,584
 Class B (non-vtg.)  133  3,092
Heska Corp.   100  1,263
Human Genome Sciences, Inc. (a)  300  12,750
ICN Pharmaceuticals, Inc.   300  17,325
Hyseq, Inc.   100  1,325
ICOS Corporation (a)  400  5,625
IDEC Pharmaceuticals Corp. (a)  100  4,538
Igen, Inc. (a)  300  6,188
Idexx Laboratories, Inc. (a)  300  4,706
Ilex Oncology, Inc.   100  763
Imclone Systems, Inc. (a)  400  2,675
Immune Response Corp. (a)  400  3,800
Immucor, Inc. (a)  100  925
Immunex Corp. (a)  300  17,738
INCYTE Pharmaceuticals, Inc. (a)  300  13,650
Inhale Therapeutic Systems (a)  300  8,963
Integrated Process Equipment Corp. (a)  200  3,700
Interferon Sciences, Inc.   100  675
International Murex Technologies Corp. (a)  100  988
Interneuron Pharmaceuticals, Inc. (a)  500  3,969
Isis Pharmaceuticals Co. (a)  500  6,719
IVAX Corp. (a)  1,600  13,500
Jones Medical Industries, Inc.   200  7,425
KV Pharmaceutical Co. Class A (a)  100  2,381
Kos Pharmaceuticals, Inc. (a)  500  5,063
KRUG International Corp. (a)  100  525
LeukoSite, Inc. (a)  100  900
Life Technologies, Inc.   200  6,100
Ligand Pharmaceuticals, Inc. Class B (a)  500  7,500
Liposome Co., Inc. (a)  600  3,488
MacroChem Corp. (a)  100  1,150
Magainin Pharmaceuticals, Inc. (a)  200  1,463
Martek Biosciences (a)  100  1,550
Matritech, Inc. (a)  100  513
Maxim Pharmaceuticals, Inc. (a)  100  1,569
Medarex, Inc. (a)  100  522
Medco Research, Inc. (a)  100  1,563
Medicis Pharmaceutical Corp. Class A   100  4,294
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Medimmune, Inc. (a)  200 $ 10,375
Megabios Corp. (a)  100  1,331
Meridian Diagnostics, Inc.   100  1,038
Microvision, Inc. (a)  100  1,313
Microcide Pharmaceuticals, Inc. (a)  100  838
Millennium Pharmaceuticals, Inc. (a)  500  10,063
Molecular Biosystems, Inc. (a)  100  863
Mycogen Corp. (a)  200  3,400
Mylan Laboratories, Inc.   1,000  20,375
Myriad Genetics (a)  100  1,925
NBTY, Inc. (a)  100  4,656
NPS Pharmaceuticals, Inc. (a)  100  813
NaPro BioTherapeutics, Inc. (a)  100  119
Nature's Sunshine Products, Inc.   300  7,725
Neopath, Inc. (a)  400  5,225
NeoRx Corp. (a)  200  1,013
Neose Technologies, Inc. (a)  100  1,450
Neurex Corp. (a)  300  5,963
Neurogen Corp. (a)  100  1,650
NeXstar Pharmaceuticals, Inc. (a)  200  2,350
North American Vaccine, Inc. (a)  200  4,050
Northfield Laboratories, Inc. (a)  200  2,100
Novavax, Inc. (a)  100  444
Noven Pharmaceuticals, Inc. (a)  100  669
OSI Pharmaceuticals, Inc. (a)  200  1,288
ONYX Pharmaceuticals, Inc. (a)  100  688
Organogenesis, Inc.   325  7,455
Ortec International, Inc. (a)  100  1,400
OXiGENE, Inc. (a)  100  1,663
Parexel International Corp. (a)  300  11,325
PathoGenesis Corp. (a)  300  10,800
Penederm, Inc. (a)  100  1,125
Pharmacyclics, Inc. (a)  200  5,225
PharmaPrint, Inc. (a)  100  1,000
Pharmaceutical Product
 Development, Inc. (a)  400  8,400
Pharmacopeia, Inc. (a)  100  1,900
Polymedica Industries, Inc. (a)  100  1,213
Protein Design Labs, Inc. (a)  200  8,600
Quintiles Transnational Corp. (a)  800  39,100
Regeneron Pharmaceuticals, Inc. (a)  200  1,625
Rexall Sundown, Inc. (a)  600  22,200
Ribozyme Pharmaceuticals, Inc. (a)  100  650
Roberts Pharmaceutical Corp. (a)  500  6,281
Sangstat Medical Corp. (a)  300  9,188
Sano Corp. (a)  100  3,700
Scherer R.P. Corp. (a)  300  18,244
Scios, Inc. (a)  500  5,000
Sepracor, Inc. (a)  400  16,100
Sequus Pharmaceuticals, Inc. (a)  600  5,850
Serologicals Corp. (a)  300  8,025
Shaman Pharmaceuticals (a)  100  500
Somatogen, Inc. (a)  100  869
Spire Corp. (a)  100  1,450
Sugen, Inc. (a)  100  1,375
SuperGen, Inc. (a)  100  1,256
Synaptic Pharmaceutical Corp. (a)  100  1,350
Technical Chemicals & Products (a)  100  963
Texas Biotechnology Corp. (a)  300  2,250
Theragenics Corp. (a)  100  5,938
Theratech, Inc. (a)  100  888

 SHARES VALUE (NOTE 1)
Thermotrex Corp. (a)  100 $ 1,775
Titan Pharmaceuticals, Inc. (a)  100  556
Transkaryotic Therapies, Inc. (a)  100  3,175
Triangle Pharmaceuticals, Inc. (a)  100  1,650
Trimeris, Inc.   100  950
Twinlab Corp. (a)  400  13,000
Unimed Pharmaceuticals, Inc. (a)  100  725
U.S. Bioscience, Inc. (a)  200  2,263
Vertex Pharmaceuticals, Inc. (a)  400  14,950
Vical, Inc. (a)  300  4,819
VIMRX Pharmaceuticals, Inc. (a)  500  828
ViroPharma, Inc. (a)  100  1,975
Vivus, Inc. (a)  400  4,650
Watson Pharmaceuticals, Inc. (a)  800  28,700
Weider Nutrition International, Inc.
 Class A  100  1,375
XOMA Corp. (a)  600  2,981
Zonagen, Inc. (a)  300  5,531
  1,041,719
MEDICAL EQUIPMENT & SUPPLIES - 2.2%
ATL Ultrasound, Inc. (a)  300  13,650
ATS Medical, Inc. (a)  100  588
Aastrom Biosciences, Inc.   100  638
Acuson Corp. (a)  200  3,675
ADAC Laboratories (a)  300  7,988
Aksys Ltd. (a)  100  688
ALARIS Medical, Inc. (a)  400  2,175
Allegiance Corp.   700  24,413
Allied Healthcare Products, Inc. (a)  100  700
American Dental Technologies, Inc. (a)  100  500
AmeriSource Health Corp. Class A (a)  200  11,700
Angeion Corp. (a)  400  1,013
Aradigm Corp. (a)  100  1,025
Arrow International, Inc.   200  7,825
Arterial Vascular Engineering, Inc. (a)  300  24,563
ArthroCare Corp. (a)  100  1,406
Autonomous Technologies Corp. (a)  100  588
AVECOR Cardiovascular, Inc. (a)  100  713
BEC Group, Inc. (a)  300  1,931
Bacou USA, Inc. (a)  100  1,713
Ballard Medical Products  200  5,025
Beckman Instruments, Inc.   400  19,350
Bergen Brunswig Corp. Class A  400  18,000
Bindley Western Industries, Inc.   100  3,313
Bio-Plexus, Inc. (a)  100  369
Bio-Rad Laboratories, Inc. Class A (a)  100  2,563
Bionx Implants, Inc.   100  2,425
CNS, Inc. (a)  100  638
Cardiac Pathways Corp. (a)  100  663
Cardiogenesis Corp. (a)  100  675
Cardiovascular Diagnostics, Inc. (a)  100  763
Cardiovascular Dynamics, Inc. (a)  100  481
CardioThoracic Systems, Inc. (a)  100  688
Chad Therapeutics, Inc. (a)  100  675
Closure Medical Corp. (a)  100  1,988
Coherent, Inc. (a)  200  9,350
Colorado Medtech, Inc. (a)  100  888
Computer Motion, Inc.   100  913
Conceptus, Inc. (a)  100  406
Conmed Corp. (a)  100  2,194
Cooper Companies, Inc. (a)  200  9,350
Cyberonics Inc. (a)  300  7,238
Cygnus, Inc. (a)  300  5,344
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
Datascope Corp. (a)  200 $ 5,025
Dentsply International, Inc.   700  21,700
Depuy, Inc.   800  21,550
Diametrics Medical, Inc. (a)  200  1,325
Dianon Systems, Inc. (a)  100  975
Digene Corp. (a)  100  775
Dionex Corp. (a)  100  5,838
E-Z-EM, Inc. Class A (a)  103  734
Eclipse Surgical Technologies, Inc. (a)  100  675
EMPI, Inc. (a)  100  1,800
Endosonics Corp. (a)  400  4,100
Endocardial Solutions, Inc.   100  1,363
Fischer Imaging Corp. (a)  100  419
FONAR Corp. (a)  500  1,328
General Surgical Innovations, Inc. (a)  200  900
Graham-Field Health Products, Inc. (a)  200  3,450
Haemonetics Corp. (a)  500  8,344
Heartstream, Inc. (a)  400  4,300
Heartport, Inc. (a)  500  7,250
Hillenbrand Industries, Inc.   500  28,094
Hologic, Inc. (a)  300  6,863
HumaScan, Inc. (a)  100  1,225
ICU Medical, Inc. (a)  100  1,413
I-Stat Corp. (a)  100  1,613
Imatron, Inc. (a)  600  1,538
InControl, Inc. (a)  100  500
Innovasive Devices, Inc. (a)  100  1,000
Intermagnetics General Corp.   100  919
Interpore International (a)  100  575
Invacare Corp.   500  11,469
IRIDEX Corp. (a)  100  875
kensey Nash Corp. (a)  100  2,300
KeraVision, Inc. (a)  200  1,213
Lasercope, Inc. (a)  100  306
Lifecore Biomedical, Inc. (a)  100  1,913
Lunar Corp. (a)  100  2,363
Marquette Medical Systems, Inc. (a)  100  2,750
Maxxim Medical, Inc. (a)  100  2,269
McKesson Corp.   800  41,700
MEDIQ, Inc.   100  1,350
Mentor Corp.   400  11,675
Merit Medical Systems, Inc. (a)  100  650
Micro Therapeutics, Inc.   100  1,125
Milestone Scientific, Inc. (a)  200  4,550
MiniMed, Inc.   100  4,200
Minntech Corp.   100  1,250
Miravant Medical Technologies (a)  100  3,500
Molecular Dynamics, Inc. (a)  300  3,656
NCS Healthcare, Inc. (a)  300  8,756
Neoprobe Corp. (a)  200  925
Nitinol Medical Technologies, Inc. (a)  100  963
Norland Medical Systems, Inc. (a)  100  944
Novametrix Medical Systems, Inc. (a)  200  1,200
Novoste Corp. (a)  200  5,925
OEC Medical Systems, Inc. (a)  100  2,206
Oakley, Inc. (a)  500  6,031
Ocular Sciences, Inc. (a)  200  4,525
Omnicare, Inc.   1,000  37,000
Optical Sensors, Inc. (a)  100  575
Osteotech, Inc. (a)  100  2,338
Owens and Minor, Inc.   300  5,325

 SHARES VALUE (NOTE 1)
PLC Systems, Inc. (a)  100 $ 1,419
Patterson Dental Co. (a)  450  13,613
Perclose, Inc. (a)  300  7,575
Perrigo Co. (a)  600  6,450
PharMerica, Inc. (a)  600  7,800
Photoelectron Corp. (a)  100  713
Physician Sales & Service, Inc. (a)  200  4,175
Physio-Control International Corp. (a)  100  1,888
Possis Medical, Inc. (a)  100  1,488
Premier Laser Systems, Inc. Class A (a)  100  1,069
Protocol Systems, Inc. (a)  100  963
Q Med Inc. (a)  100  638
Quest Medical, Inc. (a)  100  875
Quigley Corp. (a)  300  3,844
Resmed, Inc. (a)  100  3,400
Resound Corp. (a)  200  1,138
Respironics, Inc. (a)  292  7,921
Sabratek Corp. (a)  200  6,725
Schick Technologies, Inc.   200  4,675
Sofamor/Danek Group, Inc. (a)  200  15,050
Sonus Pharmaceuticals, Inc. (a)  200  5,050
Spacelabs Medical, Inc. (a)  100  2,175
SpectRx, Inc. (a)  100  838
Staar Surgical Co. (a)  100  1,625
Steris Corp. (a)  300  17,756
Stryker Corp.   800  32,750
Summit Technology, Inc.   300  1,631
Sunrise Medical, Inc. (a)  100  1,494
Sybron International Corp. (a)  600  16,388
Techne Corp. (a)  200  3,763
Teleflex, Inc.   300  12,169
Thermo Cardiosystems, Inc. (a)  300  7,500
Thermospectra Corp. (a)  100  975
Thermedics, Inc. (a)  300  4,913
Thoratec Laboratories Corp. (a)  200  1,400
Trex Medical Corp. (a)  200  3,113
Uromed Corp. (a)  600  1,406
Utah Medical Products, Inc. (a)  100  725
Vallen Corp. (a)  100  2,050
Vasomedical, Inc. (a)  400  738
Ventana Medical Systems, Inc. (a)  100  2,188
VidaMed, Inc. (a)  100  375
Vista Medical Technologies, Inc.   100  1,038
VISX, Inc. (a)  100  2,350
Vital Signs, Inc.   100  2,113
Vivid Technologies, Inc. (a)  100  1,625
VOXEL (a)  100  575
Wesley Jessen Visioncare, Inc.   200  6,775
Xomed Surgical Products, Inc. (a)  100  2,825
Zila, Inc. (a)  300  2,306
Zoll Medical Corp. (a)  100  663
  744,920
MEDICAL FACILITIES MANAGEMENT - 2.1%
ARV Assisted Living, Inc. (a)  100  1,313
Advance Paradigm, Inc. (a)  100  3,063
Alternative Living Services, Inc. (a)  400  13,700
American Healthcorp, Inc. (a)  100  844
American HomePatient, Inc. (a)  100  2,300
American Oncology Resources, Inc. (a)  200  3,050
AmeriPath, Inc.   100  1,725
Amsurg Corp. Class A (a)  9  84
Apria Healthcare Group, Inc. (a)  800  10,900
Atria Communities, Inc. (a)  500  10,188
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Beverly Enterprises, Inc. (a)  1,400 $ 21,263
Cambridge Heart, Inc. (a)  200  1,525
Carematrix Corp. (a)  300  7,500
Centennial HealthCare Corp. (a)  100  2,250
Chronimed, Inc. (a)  100  1,163
Clintrails Research, Inc. (a)  100  800
Cohr, Inc. (a)  100  1,156
Compdent Corp. (a)  300  4,163
Comprehensive Care Corp. (a)  300  3,113
Concentra Managed Care, Inc. (a)  600  20,588
Continucare Corp. (a)  100  494
Covance, Inc. (a)  400  8,600
Coventry Corp. (a)  500  8,094
Cryolife, Inc. (a)  100  1,388
Diagnostic Health Services, Inc. (a)  100  1,150
Emeritus Corp. (a)  100  1,075
Express Scripts, Inc. Class A (a)  100  7,800
FPA Medical Management, Inc. (a)  500  11,563
First Commonwealth, Inc.   200  2,925
Foundation Health Systems, Inc.
 Class A (a)  1,000  27,688
Genesis Health Ventures, Inc. (a)  500  14,500
Hanger Orthopedic Group, Inc. (a)  100  1,350
Harborside Healthcare Corp. (a)  100  2,244
Health Management Associates, Inc.
 Class A (a)  1,400  38,938
Health Risk Management, Inc. (a)  100  1,488
Health Care & Retirement Corp. (a)  300  13,163
Health Power, Inc. (a)  400  2,300
Home Health Corp. of America, Inc. (a)  100  400
Hooper Holmes, Inc.   200  3,700
I-Link Corp. (a)  200  1,125
IMPATH, Inc. (a)  200  6,913
Integrated Health Services, Inc.   300  10,181
Intensiva Healthcare Corp. (a)  100  788
LabOne, Inc.   100  1,675
Laboratory Corp. of America
 Holdings (a)  1,000  1,938
Laser Vision Centers, Inc. (a)  200  1,700
Lincare Holdings, Inc. (a)  400  25,963
Magellan Health Services, Inc. (a)  200  4,500
Mariner Health Group, Inc. (a)  200  3,038
Matria Healthcare, Inc. (a)  300  1,631
Maxicare Health Plans, Inc. (a)  300  3,450
MedCath, Inc. (a)  100  1,550
Medical Resources, Inc. (a)  400  3,500
MedicalControl, Inc. (a)  400  2,100
Medquist, Inc. (a)  200  6,975
Mid-Atlantic Medical Services, Inc. (a)  400  4,700
Monarch Dental Corp.   100  1,550
National Healthcare Corp. (a)  100  3,500
National Surgery Centers, Inc. (a)  400  10,050
Neurocrine Biosciences, Inc. (a)  200  1,650
NovaCare, Inc. (a)  400  5,600
OMEGA Health Systems, Inc. (a)  100  738
OncorMed, Inc. (a)  100  650
Orthologic Corp. (a)  200  1,228
Orthodontic Centers of America, Inc. (a)  300  5,794
Oxford Health Plans, Inc. (a)  700  12,031
PHP Healthcare Corp. (a)  200  3,063

 SHARES VALUE (NOTE 1)
PMR Corp. (a)  100 $ 1,150
PacifiCare Health Systems, Inc.
 Class B (a)  500  31,250
Paracelsus Healthcare Corp. (a)  300  938
Paragon Health Network, Inc.   300  5,588
Pediatric Services of America, Inc. (a)  100  2,000
Pediatrix Medical Group (a)  300  12,375
PhyMatrix Corp. (a)  200  2,613
Phycor, Inc. (a)  800  20,575
Physician Reliance Network, Inc. (a)  400  4,775
Physicians Resource Group, Inc. (a)  200  763
ProMedCo Management Co. (a)  100  1,263
Psychemedics Corp.   200  1,125
Quest Diagnostics, Inc. (a)  200  3,100
Quorum Health Group, Inc. (a)  900  24,947
Raytel Medical Corp. (a)  100  888
Renex Corp. (a)  100  700
Renal Care Group, Inc. (a)  300  11,288
Res-Care, Inc. (a)  300  10,050
Response Oncology, Inc. (a)  200  1,550
Retirement Care Associates, Inc. (a)  100  850
RightCHOICE Managed Care, Inc.
 Class A (a)  200  2,150
Safeguard Health Enterprises, Inc. (a)  200  1,850
Sheridan Healthcare, Inc. (a)  100  1,475
SIBIA Neurosciences, Inc. (a)  100  591
Sierra Health Services, Inc. (a)  200  7,325
SteriGenics International, Inc. (a)  100  1,850
Summit Care Corp. (a)  200  4,113
Sun Healthcare Group (a)  700  13,781
Sunrise Assisted Living, Inc. (a)  300  12,675
Syncor International Corp. (a)  100  1,513
Total Renal Care Holdings, Inc. (a)  1,000  32,188
TransWorld HealthCare, Inc. (a)  100  613
Trigon Healthcare, Inc. (a)  600  18,600
UniHolding Corp.   100  700
United Payors & United
 Providers, Inc. (a)  100  2,700
Universal Health Services, Inc. Class B (a)  300  15,675
Urocor, Inc. (a)  100  688
Urologix, Inc. (a)  400  5,525
Vencor, Inc. (a)  800  22,950
Wellpoint Health Networks, Inc. (a)  600  35,063
  706,942
TOTAL HEALTH   2,493,581
HOLDING COMPANIES - 0.2%
Leucadia National Corp.   500  18,875
Triarc Companies, Inc. Class A (a)  400  10,050
U.S. Industries, Inc.  1,000  27,875
  56,800
INDUSTRIAL MACHINERY & EQUIPMENT - 3.2%
ELECTRICAL EQUIPMENT - 1.1%
Acme Electric Corp. (a)  100  538
Adflex Solutions (a)  200  3,550
Adtran, Inc. (a)  500  14,938
Advanced Lighting Technologies, Inc. (a)  300  8,063
Allen Telecom, Inc. (a)  200  3,488
American Power Conversion Corp. (a)  800  23,200
Alarmguard Holdings, Inc. (a)  100  962
American Superconductor Corp. (a)  100  1,450
AMETEK, Inc.   200  5,375
Andrea Radio Corp. (a)  100  1,488
Anicom, Inc. (a)  200  2,875
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
Anixter International, Inc. (a)  300 $ 5,175
Antec Corp. (a)  600  7,088
Applied Cellular Technology, Inc. (a)  500  2,375
Avid Technology, Inc. (a)  300  10,369
BMC Industries, Inc.   400  7,775
Baldor Electric Co.   266  6,883
California Microwave Corp. (a)  200  4,088
Cherry Corp. Class A (a)  100  1,650
Chicago Miniature Lamp, Inc. (a)  200  9,350
Computer Products, Inc. (a)  100  2,494
Cyberoptics Corp. (a)  200  5,350
Cymer, Inc. (a)  200  4,513
Detection Systems, Inc. (a)  100  1,019
Echostar Communications Corp.
 Class A (a)  300  6,300
Electric Fuel Corp. (a)  100  275
Electro Rent Corp. (a)  100  4,050
Energy Conversion Devices, Inc. (a)  100  1,356
Excel Technology, Inc. (a)  400  4,350
Genlyte Group, Inc. (a)  100  1,913
Glenayre Technologies, Inc. (a)  400  4,625
Holophane Corp. (a)  100  2,425
Home Security, International, Inc. (a)  100  1,050
Hubbell, Inc. Class B  800  40,300
Hughes Supply, Inc.   300  10,406
IEC Electronics Corp. (a)  100  950
Innova Corp.  100  1,663
Juno Lighting, Inc.   200  3,900
Kuhlman Corp.   100  4,413
LSI Lighting Systems, Inc.   100  2,013
Littelfuse, Inc. (a)  300  8,475
MagneTek, Inc. (a)  400  7,100
Oak Industries, Inc. (a)  100  3,069
Omnipoint Corp. (a)  400  11,200
Ortel Corp. (a)  300  3,788
Owosso Corp. (a)  100  775
Pacific Scientific Co.   200  6,013
Pinnacle Systems (a)  200  6,025
Pittway Corp. Class A  100  7,100
Powerwave Technologies, Inc. (a)  300  4,838
Rofin Sinar Technologies, Inc. (a)  200  2,725
Roper Industries, Inc.   200  5,813
STM Wireless, Inc. Class A (a)  100  900
Satcon Technology Corp. (a)  100  1,288
Sensormatic Electronics Corp.   900  16,763
Smith (A.O.) Corp. Class B  100  4,350
Spectrain Corp. (a)  100  1,800
Telular Corp. (a)  300  928
Thomas Industries, Inc.   150  3,544
Titan Corp. (a)  100  606
Transcrypt International, Inc. (a)  200  3,350
Unique Mobility, Inc. (a)  100  863
VWR Corp. (a)  200  6,900
Viasat, Inc. (a)  300  4,894
Vicor Corp. (a)  300  8,475
Woodhead Industries, Inc.   100  1,900
Woodward Governor Co.   100  2,800
Zenith Electronics Corp. (a)  900  5,963
Zoltek Cos. Inc. (a)  300  10,950
  367,240

 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 1.4%
AGCO Corp.   800 $ 22,500
ATMI, Inc. (a)  300  8,325
Alamo Group, Inc.   100  1,813
Allied Products Corp.   100  2,294
Alyn Corp. (a)  100  1,000
Applied Industrial Technologies, Inc.   200  5,200
Applied Power, Inc. Class A  400  14,400
Arguss Holdings, Inc. (a)  100  1,769
Astec Industries, Inc. (a)  100  1,813
Asyst Technologies, Inc. (a)  100  2,725
Autologic Information International,
 Inc. (a)  100  850
Baldwin Technology, Inc. Class A (a)  100  550
BOLDER Technologies Corp. (a)  100  800
Bridgeport Machines, Inc. (a)  100  1,075
Brooks Automation, Inc. (a)  100  1,769
Brown & Sharpe Manufacturing Co.
 Class A (a)  100  1,000
CMI Corp. Oklahoma Class A  200  988
CTB International Corp. (a)  100  1,425
CUNO, Inc. (a)  200  3,850
Cascade Corp.   100  1,556
Columbus McKinnon Corp.   100  2,325
Commercial Intertech Corp. (a)  100  1,956
Control Devices, Inc. (a)  100  1,700
Crescent Operating, Inc.   100  1,988
Culligan Water Technologies, Inc. (a)  300  17,288
DT Industries, Inc.   100  3,525
Detroit Diesel Corp. (a)  200  4,300
Donaldson Co., Inc. (a)  400  9,525
ESCO Electronics Corp. (trust receipt) (a)  100  1,725
ESSEF Industries Inc. (a)  110  1,774
EMCORE Corp. (a)  100  1,325
Exide Corp.   300  6,656
FEI Co. (a)  100  1,300
FSI International, Inc. (a)  200  2,700
Fansteel Inc.   100  713
Farr Co. (a)  100  1,588
Fedders Corp.   200  1,175
Ferrofluidics Corp. (a)  100  575
Flow International Corp. (a)  100  975
Flowserve Corp.   300  9,506
Gardner Denver Machinery, Inc. (a)  150  4,022
Gasonics International Corp. (a)  100  1,463
Gehl Co. (a)  100  2,113
Gleason Corp.   100  3,338
Global Industrial Technologies, Inc. (a)  200  3,138
Gorman Rupp Co.   100  1,963
Graco, Inc.   150  4,425
Geadall Industries, Inc. (a)  100  1,700
Greenbrier Companies, Inc.   100  1,588
Hardinge, Inc.   100  3,375
IDEX Corp.   200  6,838
Imo Industries, Inc. (a)  100  613
Industrial Distribution Group, Inc.   100  1,813
Ionics, Inc. (a)  200  8,600
JLK Direct Distribution, Inc. Class A (a)  100  3,750
JLG Industries, Inc.   300  4,688
Kaman Corp. Class A  300  5,175
Kaydon Corp.   300  11,156
Kennametal, Inc.   300  15,788
Key Technology, Inc. (a)  100  1,100
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Lancer Corp. (a)  100 $ 1,125
Lawson Products, Inc.   100  2,775
Lincoln Electric Class A (non-vtg.)  200  7,600
Lindsay Manufacturing Co.   100  4,188
MSC Industrial Direct, Inc. (a)  300  14,344
MTS Systems Corp.   200  3,263
Manitowoc Co., Inc.   300  11,831
Mattson Technology, Inc. (a)  200  1,875
Middleby Corp. (a)  100  706
NN Ball & Roller, Inc.   100  1,063
Nordson Corp.   100  4,863
Osmonics, Inc. (a)  100  1,656
PRI Automation, Inc.   200  6,956
Park Ohio Industries, Inc. (a)  100  1,775
PEC Israel Economic Corp. (a)  100  2,019
Plasma-Therm, Inc. (a)  100  838
PressTek, Inc. (a)  200  5,075
Recovery Engineering, Inc. (a)  100  2,700
Regal-Beloit Corp.   200  6,500
Robbins & Myers, Inc.   200  7,925
Robotic Vision Systems, Inc. (a)  200  2,638
Scottsman Industries, Inc.   100  2,938
Semitool, Inc. (a)  100  1,375
Specialty Equipment Companies, Inc. (a)  100  1,788
Speizman Industries, Inc. (a)  100  669
Stewart & Stevenson Services, Inc.   500  12,219
Strategic Distribution, Inc. (a)  200  1,100
Tennant Co.   100  3,638
Terex Corp. (a)  300  7,163
Thermadyne Holdings Corp. (a)  100  3,394
Thermo Fibertek, Inc. (a)  500  6,281
Thermo Sentron, Inc. (a)  100  1,081
Tokheim Corporation (a)  100  1,825
Toro Co.   100  4,013
Trident International, Inc. (a)  100  1,625
Trikon Technologies, Inc. (a)  300  375
TurboChef, Inc. (a)  100  963
UCAR International, Inc. (a)  600  20,663
Ultratech Stepper, Inc. (a)  300  6,825
Unit Instruments, Inc. (a)  100  975
United States Filter Corp. (a)  1,100  37,331
UNOVA, Inc.   700  13,388
Valmont Industries, Inc.   200  4,475
Varlen Corp.   150  4,744
Veeco Instruments, Inc. (a)  200  6,925
Waterlink, Inc. (a)  100  1,563
Watkins-Johnson Co.   100  2,706
Watts Industries, Inc. Class A  200  6,013
Western Power & Equipment Corp. (a)  100  613
  483,350
POLLUTION CONTROL - 0.7%
Allied Waste Industries, Inc. (a)  800  17,200
American Disposal Services, Inc. (a)  300  11,138
American Waste Services, Inc. Class A (a)  1,300  4,875
Aquagenix, Inc. (a)  100  613
BHA Group, Inc. Class A (a)  100  1,900
CET Environmental Services, Inc. (a)  100  638
Calgon Carbon Corp.   300  3,900
Dames & Moore, Inc.   100  1,288
Eastern Environmental Services, Inc. (a)  400  9,450
Flanders Corp. (a)  200  1,350

 SHARES VALUE (NOTE 1)
GNI Group, Inc. (a)  100 $ 656
GTS Duratek, Inc. (a)  100  1,250
Instituform Technologies, Inc. (a)  200  1,850
International Technology Corp. (a)  100  994
Laidlaw Environmental Services, Inc. (a)  1,000  4,813
Med/Waste, Inc. (a)  100  519
Met-Pro Corp.   100  1,538
OHM Corp. (a)  200  2,575
Ogden Corp.   700  19,250
Recycling Industries, Inc. (a)  200  1,225
Stericycle, Inc. (a)  100  1,300
Superior Services, Inc. (a)  200  5,288
TETRA Technologies, Inc. (a)  100  2,413
TETRA Tech, Inc. (a)  125  2,781
Thermo Instrument Systems, Inc. (a)  1,000  35,125
USA Waste Services, Inc. (a)  2,000  83,250
Waste Industries, Inc.   100  1,763
Wheelabrator Technologies, Inc.   1,600  26,100
Zurn Industries, Inc.   100  4,388
  249,430
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,100,020
MEDIA & LEISURE - 6.5%
BROADCASTING - 1.9%
Ackerley Communications, Inc.   100  1,906
Adelphia Communications Class A (a)  100  2,575
American Mobile Satellite Corp. (a)  100  847
American Radio Systems Corp.
 Class A (a)  300  17,925
Ascent Entertainment Group, Inc. (a)  500  5,375
@ Entertainment, Inc.   200  2,200
BHC Communications, Inc. Class A  200  27,600
BET Holdings, Inc. Class A (a)  100  5,456
CD Radio, Inc. (a)  300  4,763
Cablevision Systems Corp. Class A (a)  100  9,775
CellularVision USA, Inc. (a)  100  556
Century Communications Corp.
 Class A (a)  500  5,094
Chancellor Media Corp. (a)  1,100  49,225
Chris-Craft Industries, Inc.   400  22,325
Cox Communications, Inc. Class A (a)  2,400  92,550
Cox Radio, Inc. Class A (a)  100  4,300
Emmis Broadcasting Corp. Class A (a)  200  9,900
Gaylord Entertainment Co.   200  6,800
Granite Broadcasting Corp. (a)  100  1,181
Hearst-Argyle Television, Inc. (a)  200  7,025
Heftel Broadcasting Corp. Class A (a)  400  18,950
HighwayMaster Communications, Inc. (a)  200  1,363
Jacor Communications, Inc. Class A (a)  500  28,938
Jones Intercable, Inc. Class A (a)  500  8,500
Lin Television Corp. (a)  400  22,050
Lodgenet Entertainment Corp. (a)  100  1,100
Metromedia International Group, Inc. (a)  800  9,100
NTL, Inc. (a)  400  13,300
Orion Network Systems, Inc. (a)  100  1,800
PanAmSat Corp. (a)  200  10,625
Paxson Communications Corp. (a)  300  2,681
SFX Broadcasting, Inc. (a)  100  9,200
Scripps E.W. Co. Class A  700  37,144
Smartalk Teleservices, Inc. (a)  300  10,088
TCA Cable TV, Inc.   400  19,700
TCI Music, Inc. Class A (a)  100  775
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
TCI Satellite Entertainment, Inc.:
 Class A (a)  1,100 $ 7,356
 Class B (a)  100  600
Tele-Communications International, Inc.,
 Series A (a)  1,300  23,075
Tele-Communications, Inc. (TCI Ventures
 Group), Series A (a)  3,900  60,206
Telemundo Group, Inc. Class A (a)  200  8,400
USA Networks, Inc. (a)  500  25,750
United International Holdings, Inc.
 Class A (a)  200  2,913
U.S. Satellite Broadcasting Co., Inc.
 Class A (a)  1,000  8,563
United Television Inc.   100  10,688
United Video Satellite Group A (a)  200  7,400
Univision Communications, Inc.
 Class A (a)  400  15,350
Westwood One, Inc. (a)  200  6,200
Young Broadcasting, Inc. Class A (a)  200  8,850
  658,043
ENTERTAINMENT - 0.9%
AMC Entertainment, Inc. (a)  100  2,575
American Classic Voyages Co. (a)  200  4,600
Ameristar Casinos, Inc. (a)  100  550
AMF Bowling, Inc.   500  12,000
Bally Total Fitness Holding Corp. (a)  100  2,738
Carmike Cinemas, Inc. Class A (a)  300  9,169
Carnival Cruise Lines, Inc. Class A  2,800  164,850
Cedar Fair L.P. (depositary unit)  300  7,838
Family Golf Centers, Inc. (a)  200  6,725
Florida Panthers Holdings, Inc.
 Class A (a)  200  4,300
Harveys Casino Resorts  200  5,775
MGM Grand, Inc. (a)  700  25,288
Multimedia Games, Inc. (a)  300  3,000
On Command Corp. (a)  200  2,675
Pixar (a)  500  18,500
Powerhouse Technologies, Inc.   100  1,313
Premier Parks, Inc. (a)  100  5,238
Quintel Entertainment, Inc. (a)  100  613
Regal Cinemas, Inc. (a)  500  14,781
Scientific Games Holdings Corp. (a)  100  2,050
Spelling Entertainment Group, Inc. (a)  600  5,400
Sports Club, Inc. (a)  100  919
Ticketmaster Group, Inc. (a)  200  5,275
Vail Resorts, Inc.   200  5,400
Zomax Optical Media, Inc. (a)  100  1,375
  312,947
LEISURE DURABLES & TOYS - 0.5%
Ag-Chem Equipment, Inc. (a)  100  1,550
Aldila, Inc. (a)  300  1,406
Arctic Cat, Inc.   300  3,000
Authentic Fitness Corp.   200  4,200
Bell Sports Corp. (a)  200  1,750
Callaway Golf Co.   900  29,025
Champion Enterprises, Inc. (a)  300  7,538
Coachmen Industries, Inc.   300  8,569
Coastcast Corp. (a)  100  2,075
Coleman, Inc. (a)  400  8,250

 SHARES VALUE (NOTE 1)
Excelsior-Henderson Motorcycle
 Manufacturing Co. (a)  100 $ 563
Galoob (Lewis) Toys, Inc. (a)  100  869
Harley-Davidson, Inc.   1,300  37,700
Huffy Corp.   100  1,519
JAKKS Pacific, Inc. (a)  100  938
K2, Inc.   100  2,013
Knickerbocker (LL), Inc. (a)  100  594
National R V Holdings, Inc. (a)  200  7,325
PTI Holdings, Inc. (a)  100  906
Play-By-Play Toys & Novelties, Inc. (a)  200  4,025
Polaris Industries, Inc.   500  16,438
Rawlings Sporting Goods, Inc. (a)  200  2,375
RockShox, Inc. (a)  100  725
Russ Berrie & Co., Inc.   200  5,575
Silicon Gaming, Inc. (a)  100  963
Steinway Musical Instruments, Inc. (a)  100  2,706
T-HQ, Inc. (a)  200  5,625
Thor Industries, Inc.   100  3,988
Toy Biz, Inc. Class A (a)  200  1,800
Toymax International, Inc. (a)  100  769
West Marine, Inc. (a)  300  8,231
Winnebago Industries, Inc.   200  2,400
  175,410
LODGING & GAMING - 1.2%
American General Hospitality Corp.   100  2,700
Ampal-American Israel Corp. Class A (a)  100  500
Anchor Gaming (a)  100  6,800
Aztar Corp. (a)  900  7,650
Bally's Grand, Inc. (a)  100  5,094
Boyd Gaming Corp. (a)  400  3,175
Bristol Hotel Co. (a)  300  7,538
Buckhead America Corp. (a)  100  700
CapStar Hotel Co. (a)  400  13,500
Chartwell Leisure, Inc. (a)  100  1,800
Circus Circus Enterprises, Inc. (a)  1,000  22,000
Dover Downs Entertainment, Inc.   200  5,400
Extended Stay America, Inc. (a)  1,000  14,000
Grand Casinos, Inc. (a)  300  4,575
Gtech Holdings Corp. (a)  600  21,188
Hammons (John Q.) Hotels, Inc.
 Class A (a)  100  788
Hollywood Park, Inc. (a)  200  2,975
Host Marriott Corp. (a)  2,300  45,569
International Game Technology Corp.   1,000  24,250
International Speedway Corp. Class A  200  5,600
Interstate Hotels Co. (a)  400  13,700
La Quinta Motor Inns, Inc.   1,000  21,250
Marcus Corp.   250  4,266
Meditrust Corp.   1,160  35,670
Penn National Gaming, Inc. (a)  100  1,006
Penske Motorsports, Inc. (a)  100  3,013
Players International, Inc. (a)  500  2,219
Primadonna Resorts, Inc. (a)  500  7,500
Prime Hospitality Corp. (a)  360  6,840
Promus Hotel Corp. (a)  800  38,600
Red Roof Inns, Inc. (a)  200  3,588
Rio Hotel & Casino, Inc. (a)  400  11,375
Servico, Inc. (a)  200  3,425
Sholodge, Inc. (a)  100  1,263
Showboat, Inc.   200  5,938
Speedway Motorsports (a)  300  8,063
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Station Casinos, Inc. (a)  600 $ 8,475
Suburban Lodges of America, Inc. (a)  300  5,325
Supertel Hospitality, Inc. (a)  100  1,075
Trump Hotels & Casino Resorts, Inc. (a)  500  5,188
US Franchise Systems, Inc. Class A (a)  100  1,175
WMS Industries, Inc.   400  10,650
  395,406
PUBLISHING - 1.1%
ACNielsen Corp. (a)  800  20,000
American Media, Inc. Class A (a)  100  750
Applied Graphics Technologies, Inc. (a)  200  11,825
Banta Corp.   500  14,875
Belo (A.H.) Corp. Class A  500  27,375
Central Newspapers, Inc. Class A  300  21,431
Franklin Covey Co. (a)  200  4,875
Gibson Greetings, Inc. (a)  400  8,800
Golden Books Family Entertainment,
 Inc. (a)  400  4,700
Harte Hanks Communicatons, Inc.   300  13,031
Hollinger International, Inc. Class A  1,200  19,275
Houghton Mifflin Co.   500  15,875
Journal Register Co.   400  7,925
Lee Enterprises, Inc.   300  9,300
McClatchy Newspapers, Inc. Class A  300  8,231
Media General, Inc. Class A  200  9,400
Nelson Thomas, Inc.   100  1,250
Pacific Chemical, Inc. (a)  100  900
Playboy Enterprises, Inc. Class B (a)  100  1,600
PRIMEDIA, Inc. (a)  1,400  19,338
Pulitzer Publishing Co.   200  16,800
Reader's Digest Association, Inc. (The)
 Class A (non-vtg.)  1,300  34,531
Scholastic Corp. (a)  300  11,888
Standex International Corp.   100  3,106
Washington Post Co. Class B  100  49,350
Waverly, Inc.   100  3,875
Wiley (John) & Sons, Inc. Class A  100  4,956
World Color Press, Inc. (a)  300  9,694
  354,956
RESTAURANTS - 0.9%
Apple South, Inc.   700  9,538
Applebee's International, Inc.   500  11,500
ARK Restaurants Corp. (a)  100  1,175
Au Bon Pain, Inc. Class A (a)  100  838
Back Bay Restaurant Group, Inc. (a)  100  625
Benihana, Inc. Class A (a)  100  1,194
Bertucci's, Inc. (a)  100  769
Big Buck Brewery & Steakhouse, Inc. (a)  100  575
Bob Evans Farms, Inc.   700  14,394
Boston Chicken, Inc. (a)  900  6,244
Brinker International, Inc. (a)  500  10,438
Buffets, Inc. (a)  300  3,169
CKE Restaurants, Inc.   430  18,248
Chart House Enterprises, Inc. (a)  100  688
Cheesecake Factory, Inc. (a)  100  3,225
Consolidated Products, Inc. (a)  125  2,156
Cooker Restaurant Corp.   100  906
Cracker Barrel Old Country Store, Inc.   800  32,350
Dave & Busters, Inc. (a)  300  7,350
DavCo Restaurants, Inc. (a)  100  1,975

 SHARES VALUE (NOTE 1)
Elxsi Corp. (a)  100 $ 1,350
Einstein / Noah Bagel Corp. (a)  200  988
Fine Host Corp. (a)  100  200
Foodmaker, Inc. (a)  300  5,456
Frisch's Restaurants, Inc.   100  1,225
GB Foods Corp. (a)  100  913
Garden Fresh Restaurant Corp. (a)  100  1,700
Host Marriott Services Corp. (a)  200  2,675
IHOP Corp. (a)  100  3,588
Il Fornaio America Corp.   100  1,363
J. Alexander's Corp. (a)  100  500
Koo Koo Roo, Inc. (a)  900  1,378
Landry's Seafood Restaurants, Inc. (a)  400  10,600
Logan's Roadhouse, Inc. (a)  200  4,250
Lone Star Steakhouse Saloon (a)  600  12,638
Luby's Cafeterias, Inc.   200  3,475
Max & Erma's Restaurants, Inc. (a)  100  600
Morrison Health Care, Inc.   100  2,000
Morton's Restaurant Group, Inc. (a)  100  2,175
NPC International, Inc. (a)  200  2,300
New World Coffee, Inc. (a)  300  394
O Charleys, Inc. (a)  100  1,938
Outback Steakhouse, Inc. (a)  300  10,725
Papa John's International, Inc. (a)  400  14,850
Piccadilly Cafeterias, Inc.   100  1,238
PJ America, Inc. (a)  100  1,713
Planet Hollywood International, Inc.
 Class A (a)  700  7,044
Pollo Tropical, Inc. (a)  100  875
Rainforest Cafe, Inc. (a)  450  7,425
Rare Hospitality International, Inc. (a)  200  1,975
Rock Bottom Restaurants, Inc. (a)  100  647
Ruby Tuesday, Inc.   100  2,613
Ryan's Family Steak Houses, Inc. (a)  1,100  9,109
Sbarro, Inc.   400  11,800
Scholtzsky's, Inc. (a)  300  5,625
Shells Seafood Restaurants, Inc. (a)  100  900
ShowBiz Pizza Time, Inc. (a)  300  8,700
Skyline Chili, Inc. (a)  100  656
Sonic Corp. (a)  100  2,925
Spaghetti Wareshouse, Inc. (a)  100  613
Star Buffet, Inc.   100  1,475
Starbucks Corp. (a)  900  35,606
Total Entertainment Restaurant Corp. (a)  100  625
Unique Casual Restaurants, Inc. (a)  100  613
Uno Restaurant Corp. (a)  100  650
VICORP Restaurants, Inc. (a)  100  1,725
  319,190
TOTAL MEDIA & LEISURE   2,215,952
NONDURABLES - 3.0%
AGRICULTURE - 0.1%
Andersons, Inc.   100  888
DEKALB Genetics Corp. Class B  400  26,875
Delta & Pine Land Co.   266  10,091
Michael Foods, Inc.   200  5,075
Northland Cranberries, Inc. Class A  400  5,250
Tejon Ranch Co.   100  2,994
  51,173
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
BEVERAGES - 0.6%
Beringer Wine Estates Holdings, Inc.
 Class B (a)  200 $ 8,125
Boston Beer, Inc. (a)  200  1,888
Canadaigua Wine Co. Class A (a)  200  11,150
Celestial Seasonings, Inc. (a)  100  3,725
Coca-Cola Bottling Co. Consolidated  100  5,975
Coca-Cola Enterprises, Inc.   3,700  122,331
M & F Worldwide Corp. (a)  300  2,531
Midwest Grain Products, Inc. (a)  100  1,350
Mondavi (Robert) Corp. Class A (a)  200  8,300
National Beverage Corp. (a)  100  988
Pepsi-Cola Puerto Rico Bottling Co.
 Class B (a)  100  638
Pete's Brewing Co. (a)  200  875
Whitman Corp.   1,300  23,156
  191,032
FOODS - 1.2%
American Italian Pasta Co. Series A  300  8,981
Ben & Jerry's Homemade, Inc. Class A (a)  100  1,794
Bridgford Foods Corp.   100  1,250
Chiquita Brands International, Inc.   900  12,094
Chock Full-O-Nuts Corp. (a)  100  719
Darling International, Inc. (a)  100  813
Dean Foods Co.   500  27,500
Dole Food, Inc. (a)  700  38,019
Dreyer's Grand Ice Cream, Inc.   200  4,525
Earthgrains Co.   200  8,663
Flowers Industries, Inc.   1,100  27,981
Gardenburger, Inc. (a)  100  931
Golden Enterprises, Inc.   100  663
Hormel (George A) & Co.   600  22,275
IBP, Inc.   1,200  26,775
Imperial Holly Corp.   262  2,293
International Multifoods Corp.   200  5,588
Interstate Bakeries Corp.   700  23,450
J & J Snack Foods Corp. (a)  100  1,563
Lancaster Colony Corp.   550  24,200
Lance, Inc.   200  4,650
McCormick & Co., Inc. (non-vtg.)  1,000  28,688
Nabisco Holdings Corp. Class A  600  28,313
Opta Foods Ingredients, Inc. (a)  100  481
Orange-Co, Inc.   100  688
Pilgrims Pride Corp.   200  2,150
Ralcorp Holdings, Inc. (a)  200  3,388
Riviana Foods, Inc.   100  2,188
Sanderson Farms, Inc.   100  1,088
Smithfield Foods, Inc. (a)  500  15,813
Smucker (J.M.) Co.   200  5,325
Suiza Foods Corp. (a)  185  11,990
TCBY Enterprises, Inc.   200  1,775
Tasty Baking Co.   100  1,956
Tootsie Roll Industries, Inc.   100  7,463
Tyson Foods, Inc.   2,020  39,390
U.S. Liquids, Inc. (a)  100  1,800
Universal Foods Corp.   400  18,000
WLR Foods, Inc.   100  700
WSMP, Inc. (a)  38  684
Worthington Foods, Inc.   100  1,363
  417,970

 SHARES VALUE (NOTE 1)
HOUSEHOLD PRODUCTS - 0.6%
Alliance Gaming Corp. (a)  700 $ 4,113
American Safety Razor Co. (a)  300  6,863
Aptargroup, Inc.   300  17,306
Block Drug, Inc. Class A (non-vtg.)  203  8,551
Brady (W.H.) Co. Class A  200  6,600
Church & Dwight Co., Inc.   100  2,869
CyclOPSS Corp. (a)  400  813
Dial Corp.   1,300  30,794
Ekco Group, Inc. (a)  100  738
Enamelon, Inc. (a)  300  4,163
First Brands Corp.   300  7,725
French Fragrances, Inc. (a)  400  5,000
Estee Lauder Companies, Inc.   700  40,950
Nu Skin Asia Pacific, Inc. Class A (a)  300  6,806
Paragon Trade Brands, Inc. (a)  100  506
Playtex Products, Inc. (a)  400  5,650
Premark International, Inc.   500  15,563
Racing Champions Corp.   100  1,088
Revlon, Inc. Class A (a)  100  4,694
Safeskin Corp. (a)  200  12,275
Stanhome, Inc.   400  11,550
Tristar Corp. (a)  100  1,025
USA Detergents, Inc. (a)  100  1,288
Ultralife Batteries, Inc. (a)  100  1,538
West, Inc.   100  3,169
Windmere-Durable Holdings, Inc.   100  2,750
York Group, Inc.   500  8,250
  212,637
TOBACCO - 0.5%
Consolidated Cigar Holdings, Inc.
 Class A (a)  500  11,594
Dimon, Inc.   300  5,250
General Cigar Holdings, Inc. Class A  500  8,313
RJR Nabisco Holdings Corp.   3,000  103,688
Schweitzer-Mauduit International, Inc.   300  9,975
Standard Commercial Corp.   100  1,550
Swisher International Group, Inc.
 Class A (a)  100  1,431
Universal Corp.   500  23,750
  165,551
TOTAL NONDURABLES   1,038,363
PRECIOUS METALS - 0.3%
Amax Gold, Inc. (a)  1,800  4,950
Coeur d'Alene Mines Corp. (a)  600  6,825
Echo Bay Mines Ltd. (a)  2,600  5,296
Getchell Gold Corp. (a)  400  7,450
Golden Cycle Gold Corp. (a)  100  500
Hecla Mining Co. (a)  1,100  6,600
Newmont Gold Co.   1,900  55,575
Pegasus Gold, Inc. (a)  500  253
Royal Oak Mines, Inc. (a)  1,000  1,299
Stillwater Mining Co. (a)  200  4,300
  93,048
RETAIL & WHOLESALE - 4.7%
APPAREL STORES - 0.6%
Abercrombie & Fitch Co. (a)  200  6,900
American Eagle Outfitters, Inc. (a)  150  4,444
AnnTaylor Stores Corp. (a)  400  5,675
Baker (J.), Inc. (a)  100  606
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
APPAREL STORES - CONTINUED
Big Dog Holdings, Inc.   100 $ 625
BON-TON Stores, Inc. (a)  100  1,425
Brown Group, Inc.   200  2,975
Buckle, Inc. (The) (a)  100  4,113
Burlington Coat Factory Warehouse
 Corp. (a)  400  6,075
Catherines Stores Corp. (a)  100  719
Cato Corp. Class A  200  2,650
Chicos Fas, Inc. (a)  100  706
Children's Place Retail Stores, Inc.   200  1,438
Claire's Stores, Inc.   700  12,600
Kenneth Cole Productions, Inc.
 Class A (a)  100  1,800
Deb Shops, Inc.   100  738
Dress Barn, Inc. (a)  200  5,838
Ellett Brothers, Inc.   100  613
Filene's Basement Corp. (a)  100  531
Footstar, Inc. (a)  400  12,000
Genesco, Inc. (a)  200  2,750
Goody's Family Clothing (a)  100  3,750
Guess, Inc. (a)  300  1,631
Gymboree Corp. (a)  400  10,750
Hibbett Sporting Goods, Inc. (a)  200  5,700
Jos A Bank Clothiers, Inc. (a)  100  675
Just for Feet, Inc. (a)  200  3,388
K&G Men's Center, Inc. (a)  100  2,000
Loehmanns, Inc. (a)  100  353
Men's Wearhouse, Inc. (The) (a)  300  10,838
Norton McNaughton, Inc. (a)  100  569
Paul Harris Stores, Inc. (a)  300  2,644
Payless ShoeSource, Inc. (a)  300  20,175
Ross Stores, Inc.   400  15,750
Saks Holdings, Inc. (a)  800  20,900
Shoe Carnival, Inc. (a)  100  1,063
Stage Stores, Inc. (a)  200  8,400
Syms Corp. (a)  100  1,363
Talbots, Inc.   200  3,563
Track 'n Trail, Inc. (a)  100  600
Urban Outfitters, Inc. (a)  100  1,913
VSI Holdings, Inc. (a)  100  631
Wet Seal, Inc. Class A (a)  300  9,206
Wilsons Leather Experts, Inc. (a)  100  925
  202,008
APPLIANCE STORES - 0.0%
Cellstar Corp. (a)  200  6,463
Hirsch International Corp. Class A (a)  100  1,038
  7,501
DRUG STORES - 0.2%
Arbor Drugs, Inc.   850  19,975
Buttrey Food & Drug Stores Co. (a)  100  1,525
General Nutrition Companies, Inc. (a)  900  35,775
Genovese Drug Stores, Inc. Class A  110  1,987
Vitalink Pharmacy Services, Inc. (a)  200  4,200
  63,462
GENERAL MERCHANDISE STORES - 0.9%
Ames Department Stores (a)  200  3,125
BJ'S Wholesale Club, Inc.   500  16,938
Cost Plus, Inc. (a)  200  4,913
Dollar General Corp.   1,000  46,125

 SHARES VALUE (NOTE 1)
Dollar Tree Stores (a)  500 $ 21,688
Ezcorp, Inc. Class A (non-vtg.) (a)  100  1,025
Factory Card Outlet Corp. (a)  100  850
Family Dollar Stores, Inc.   700  24,938
Freds, Inc. Class A  125  3,195
Gottschalks, Inc. (a)  100  819
Homebase, Inc.   300  2,100
Hot Topic, Inc. (a)  100  2,500
Kohls Corp. (a)  700  56,131
Lechters, Inc. (a)  300  1,463
Mazel Stores, Inc. (a)  100  1,706
Meyer (Fred), Inc.  (a)  700  31,106
Michaels Stores, Inc. (a)  400  13,600
Neiman-Marcus Group, Inc. (a)  500  18,594
99 Cents Only Stores (a)  125  4,813
Party City Corp.   250  6,813
Phar-Mor, Inc. (a)  100  1,038
Proffitts, Inc. (a)  775  26,253
Service Merchandise Co., Inc. (a)  2,300  5,319
Shopko Stores, Inc. (a)  200  5,263
Southland Corp. (a)  2,200  4,263
Stein Mart, Inc. (a)  400  12,925
Value City Department Stores, Inc. (a)  200  2,225
  319,728
GROCERY STORES - 1.1%
Central Garden & Pet Co. (a)  400  13,900
Dominick's Supermarkets, Inc. (a)  300  13,650
Fleming Companies, Inc.   700  12,469
Food Lion, Inc. Class A  5,300  53,497
Hain Food Group, Inc. (a)  300  4,275
Hannaford Brothers Co.   600  25,313
Ingles Markets, Inc. Class A  100  1,250
JP Foodservice, Inc. (a)  455  15,043
Marsh Supermarkets, Inc. Class B  100  1,556
Nash Finch Co.   100  1,938
Penn Traffic Co. (a)  100  506
Performance Food Group Co. (a)  100  1,850
Pizza Inn, Inc.   100  531
Quality Food Centers, Inc. (a)  300  25,088
Richfood Holdings, Inc. Class A  300  8,531
Ruddick Corp.   300  5,438
Safeway, Inc. (a)  4,600  160,425
Schultz Sav-O Stores, Inc.   100  1,525
Smart & Final, Inc.   200  3,888
United National Foods, Inc. (a)  100  2,719
Weis Markets, Inc.   300  10,556
Whole Foods Market, Inc. (a)  300  18,356
Wild Oats Markets, Inc. (a)  250  8,422
  390,726
RETAIL & WHOLESALE, MISCELLANEOUS - 1.9%
AC Moore Arts & Crafts, Inc.   100  1,425
Action Performance Companies, Inc. (a)  300  11,063
AgriBioTech, Inc. (a)  200  2,888
Amazon Com, Inc.   300  23,100
AmeriGas Partners L P  100  2,606
Barnes & Noble, Inc. (a)  600  21,075
Bed Bath & Beyond, Inc. (a)  600  25,913
Best Buy Co., Inc. (a)  400  23,850
Big Entertainment, Inc. (a)  100  516
Blair Co.   100  2,138
Boise Cascade Office Products Corp. (a)  500  9,031
Books-A-Million, Inc. (a)  100  625
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Borders Group, Inc. (a)  600 $ 19,988
Brookstone, Inc. (a)  100  1,188
Brylane, Inc.   200  10,725
Building Material Holdings Corp. (a)  200  2,550
Cameron Ashley, Inc. (a)  100  1,600
Cannondale Corp. (a)  300  6,169
Coldwater Creek, Inc. (a)  100  4,150
Cole National Corp. Class A (a)  200  6,713
Cornerstone Propane Partners L.P.  100  2,144
Corporate Express, Inc. (a)  1,310  13,264
Creative Computers, Inc. (a)  100  1,200
DM Management (a)  200  3,775
Daisytek International Corp. (a)  200  9,500
Damark International, Inc. Class A (a)  100  1,250
dELiA*s, Inc. (a)  300  7,950
Eagle Hardware & Garden, Inc. (a)  500  9,469
800-JR Cigar, Inc.   200  4,550
Elcom International, Inc. (a)  200  1,175
Fabri-Centers of America, Inc.
 Class A (a)  100  3,025
Ferrellgas Partners L.P.  200  4,375
Fingerhut Companies, Inc.   700  17,369
Finlay Enterprises, Inc. (a)  100  2,363
Finish Line, Inc. Class A (a)  400  6,550
Friedmans, Inc. Class A (a)  200  3,563
Gadzooks, Inc. (a)  200  5,600
Global Directmail Corp. (a)  300  6,488
Good Guys, Inc. (a)  100  750
Gulf South Medical Supply, Inc. (a)  100  3,613
Hancock Fabrics, Inc.   200  3,263
Handleman Co. (a)  300  2,025
Henry Schein, Inc. (a)  500  20,375
InterTan, Inc. (a)  100  506
Land's End, Inc. (a)  200  7,875
Lillian Vernon Corp.   100  1,738
Little Switzerland, Inc. (a)  100  772
Marks Brothers Jewelers, Inc. (a)  100  1,750
Metal Management, Inc. (a)  300  3,881
Metals USA, Inc. (a)  200  3,150
Micro Warehouse, Inc. (a)  600  8,250
Musicland Stores Corp. (a)  200  1,875
N2K, Inc.   300  7,688
National Media Corp. (a)  300  788
National Vision Associates Ltd. (a)  200  1,088
Natural Wonders, Inc. (a)  100  513
Officemax, Inc. (a)  1,500  25,031
Office Depot, Inc. (a)  1,400  38,588
ONSALE, Inc. (a)  300  8,606
PEAPOD, Inc.   100  488
Petco Animal Supplies, Inc. (a)  300  4,294
PETsMART, Inc. (a)  1,200  9,150
Pier 1 Imports, Inc.   800  21,400
SCP Pool Corp.   100  2,288
Sodak Gaming, Inc. (a)  200  1,525
Spiegel, Inc. Class A (a)  800  3,600
Sport Supply Group, Inc.   100  806
Sports Authority, Inc. (a)  600  7,988
Staples, Inc. (a)  2,200  46,475
Star Gas Partners L.P.  200  4,400
Sterling Vision, Inc. (a)  100  675
Sunglass Hut International, Inc. (a)  1,000  7,125

 SHARES VALUE (NOTE 1)
Tiffany & Co., Inc.   500 $ 23,500
Tractor Supply Co. (a)  100  1,850
Trans World Entertainment Corp. (a)  200  5,513
Transmedia Network, Inc.   100  563
U.S.A. Floral Products, Inc.   200  4,775
U.S. Office Products Co. (a)  1,534  28,379
Viking Office Products, Inc. (a)  600  13,200
Williams-Sonoma, Inc. (a)  300  15,450
Wilmar Industries, Inc. (a)  100  2,281
Wolohan Lumber Co.   100  1,200
Zale Corp. (a)  400  11,125
  641,098
TOTAL RETAIL & WHOLESALE   1,624,523
SERVICES - 4.1%
ADVERTISING - 0.2%
ADVO, Inc. (a)  500  12,219
CKS Group, Inc. (a)  200  3,800
CMG Information Services, Inc. (a)  100  4,788
HA-LO Industries, Inc. (a)  100  2,956
Lamar Advertising Co. Class A (a)  200  10,088
Metromail Corp. (a)  300  8,100
Outdoor Systems, Inc. (a)  1,350  40,247
Pharmaceutical Marketing Services
 Corp. (a)  100  1,000
TMP Worldwide, Inc. (a)  200  4,800
  87,998
EDUCATIONAL SERVICES - 0.1%
Apollo Group, Inc. Class A (a)  400  16,950
Childrens Comprehensive Services, Inc. (a)  100  1,863
Education Management Corp. (a)  300  9,675
ITT Educational Services, Inc. (a)  200  5,663
Mastering, Inc. (a)  100  1,088
Strayer Education, Inc.   100  3,300
Whitman Education Group, Inc. (a)  100  575
  39,114
LEASING & RENTAL - 0.7%
Aaron Rents, Inc. Class A  100  1,950
Alrenco, Inc. (a)  100  1,700
AMERCO (a)  200  5,600
Avis Rent A Car, Inc. (a)  400  11,450
Budget Group, Inc. Class A (a)  400  12,475
Central Parking Corp.   150  6,525
Cort Business Services Corp. (a)  100  4,019
DVI Financial, Inc. (a)  100  1,919
GATX Corp.   200  15,500
Globe Business Resources, Inc. (a)  100  1,381
Hanover Compressor Co.   400  7,750
Hertz Corp. Class A  400  15,850
Hollywood Entertainment Corp. (a)  700  7,700
Interpool, Inc. (a)  200  2,850
Leasing Solutions, Inc. (a)  100  2,613
McGrath RentCorp.   100  2,188
Mitcham Industries, Inc. (a)  200  3,550
National Auto Credit, Inc. (a)  200  325
Rent-Way, Inc. (a)  300  7,350
Rental Service Corp. (a)  100  2,350
Renters Choice, Inc. (a)  200  5,000
Republic Industries, Inc. (a)  4,200  99,225
U.S. Rentals, Inc.   200  5,500
Vari-Lite International, Inc. (a)  100  1,225
  225,995
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - CONTINUED
PRINTING - 0.4%
American Banknote Corp. (a)  100 $ 381
American Business Products, Inc.   100  2,275
Big Flower Holdings, Inc. (a)  200  5,375
Bowne & Co., Inc.   100  4,238
CSS Industries, Inc. (a)  100  3,525
Cadmus Communications Corp.   100  2,288
Champion Industries, Inc.   100  1,550
Consolidated Graphics, Inc. (a)  200  10,638
Cyrk, Inc. (a)  200  2,600
Devon Group, Inc. (a)  100  6,400
Ennis Business Forms, Inc.   100  1,063
Merrill Corp.   100  1,963
New England Business Service, Inc.   100  3,188
Paxar Corp. (a)  300  4,200
Reynolds & Reynolds Co. Class A  1,000  21,250
Standard Register Co.   200  6,825
United Stationers, Inc. (a)  200  11,975
Valassis Communications, Inc. (a)  500  19,063
Vestcom International, Inc.   100  1,000
Wallace Computer Services, Inc.   300  10,913
  120,710
SERVICES - 2.7%
ABR Information Services, Inc. (a)  400  11,350
ABM Industries, Inc.   100  3,600
APAC Teleservices, Inc. (a)  400  5,900
Abacus Direct Corp. (a)  200  9,425
AccuStaff, Inc. (a)  900  25,425
Actrade International Ltd. (a)  300  3,506
Administaff, Inc. (a)  100  4,113
Advanced Health Corp. (a)  200  2,950
American ECO Corp. (a)  100  1,124
American Retirement Corp.   100  2,225
AMRESCO, Inc. (a)  300  10,125
Analytical Surveys, Inc. (a)  100  4,075
Angelica Corp.   100  2,306
Applied Analytical Industries, Inc. (a)  100  1,450
Assisted Living Concepts, Inc. (a)  100  1,863
Automobile Protection Corp. (a)  200  1,650
BA Merchant Services, Inc. Class A (a)  100  1,906
Berlitz International, Inc. (a)  100  2,594
Borg Warner Security Corp. (a)  200  3,650
Boron LePore & Associates, Inc.   100  3,350
Brookdale Living Communities, Inc.   300  6,300
CDI Corp. (a)  100  4,625
CPI Corp.   60  1,444
Capital Senior Living Corp. (a)  100  1,281
Caribiner International, Inc. (a)  400  13,450
Castle Dental Centers, Inc.   100  1,100
Catalina Marketing Corp. (a)  300  14,494
Chemed Corp.   100  3,950
Cintas Corp.   900  38,250
Coach USA, Inc. (a)  200  7,450
Coast Dental Services, Inc. (a)  100  2,475
Coinmach Laundry Corp. (a)  300  7,144
COMFORCE Corp. (a)  100  856
Complete Management, Inc. (a)  100  1,106
Computer Horizons Corp. (a)  300  15,656
Corestaff, Inc. (a)  400  12,475
Cornell Corrections, Inc. (a)  100  2,100
CorporateFamily Solutions, Inc.   200  4,550

 SHARES VALUE (NOTE 1)
Corrections Corp. of America (a)  700 $ 26,775
Craig (Jenny), Inc. (a)  100  594
Data Processing Resources Corp. (a)  100  3,225
Day Runner, Inc. (a)  100  4,525
Devry, Inc. (a)  200  6,800
Embrex, Inc. (a)  100  550
Employee Solutions, Inc. (a)  100  525
Equity Corp. International (a)  400  8,400
FYI, Inc. (a)  100  2,438
Fluor Daniel GTI, Inc. (a)  100  944
Food Technology Services, Inc. (a)  100  309
G & K Services Inc. Class A  100  4,400
Gartner Group, Inc. Class A (a)  900  35,888
General Magnaplate Corp.   100  750
HCIA, Inc. (a)  100  1,369
Hagler Bailly, Inc.   100  2,463
Hall Kinion & Associates, Inc.   300  4,163
Insurance Auto Auctions, Inc. (a)  100  1,025
Interim Services, Inc. (a)  600  17,400
Iron Mountain, Inc. (a)  200  6,800
Judge Group, Inc. (a)  100  450
Kelly Services, Inc. Class A  300  10,688
Labor Ready, Inc.   300  8,138
Landauer, Inc.   100  2,894
Lason, Inc. (a)  100  3,388
Learning Tree International, Inc. (a)  200  4,375
Mac-Gray Corp.   100  1,700
Manpower, Inc.   1,000  42,188
Marketing Services Group, Inc. (a)  100  394
Maximus, Inc.   100  2,450
Mecklermedia Corp. (a)  100  2,725
Medaphis Corp. (a)  1,000  10,375
Media Arts Group, Inc. (a)  100  1,388
Medpartners, Inc. (a)  1,900  22,800
MemberWorks, Inc. (a)  300  9,000
Metzler Group, Inc. (a)  100  4,275
NCO Group, Inc. (a)  150  3,788
National Patent Development Corp. (a)  100  1,313
National Processing, Inc. (a)  300  3,488
Norrell Corp.   400  9,350
Nova Corp. (a)  200  5,400
Olsten Corp.   1,200  19,350
On Assignment, Inc. (a)  100  2,938
OrthAlliance, Inc. Class A (a)  100  1,288
PCA International, Inc.   100  2,200
PMT Services, Inc. (a)  700  12,425
Paymentech, Inc. (a)  300  4,950
Personnel Group of America, Inc. (a)  200  8,125
Pinkertons, Inc. (a)  100  2,300
Pittston Co. (Brinks Group)  300  11,588
Pre-Paid Legal Services, Inc. (a)  200  8,425
Precision Response Corp. (a)  400  3,675
Premier Technologies, Inc. (a)  400  12,550
Prime Medical Services, Inc. (a)  200  2,500
ProBusiness Services, Inc.   100  2,700
ProSoft I-Net Solutions, Inc. (a)  100  838
Protection One, Inc.   1,100  13,750
RTW, Inc. (a)  400  3,475
Regis Corp.   400  10,800
Renaissance Worldwide, Inc. (a)  300  17,813
Robert Half International, Inc. (a)  1,000  45,250
Rollins, Inc.   300  6,188
Romac International, Inc. (a)  200  4,925
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - CONTINUED
SERVICES - CONTINUED
Rural/Metro Corp. (a)  300 $ 10,238
SCB Computer Technology, Inc. (a)  100  1,975
SOS Staffing Services, Inc. (a)  400  8,200
Seattle FilmWorks, Inc. (a)  200  1,900
ServiceMaster Co.   1,600  43,400
Signature Resorts, Inc. (a)  500  10,375
Sitel Corp. (a)  400  4,050
Snyder Communications, Inc. (a)  600  24,638
Sotheby's Holdings, Inc. Class A  400  8,125
Source Services Corp.   300  7,913
Specialty Care Network, Inc. (a)  100  1,250
Staff Leasing, Inc. (a)  200  5,550
Staffmark, Inc. (a)  300  10,050
StarTek, Inc. (a)  100  925
Superior Consultant, Inc. (a)  100  3,688
Syntel, Inc.   200  5,400
Teletech Holdings, Inc. (a)  400  3,825
Thermolase Corp. WI (a)  300  2,438
True North Communications  300  7,744
Unifirst Corp. Massachusetts  100  2,713
Union Corp. (a)  200  6,275
Veterinary Centers of America, Inc. (a)  500  7,781
Vincam Group, Inc. (a)  150  3,900
Vision Twenty-One, Inc. (a)  100  950
Volt Informations Sciences, Inc. (a)  100  5,256
Wackenhut Corp.   100  2,344
Wackenhut Corrections Corp. (a)  200  5,700
Warrantech Corp. (a)  100  763
Western Staff Services, Inc. (a)  100  2,050
York Research Corp.   200  1,550
Youth Services International, Inc. (a)  100  1,525
Zebra Technologies Corp. Class A (a)  200  5,775
  927,522
TOTAL SERVICES   1,401,339
TECHNOLOGY - 14.5%
COMMUNICATIONS EQUIPMENT - 1.3%
ADC Telecommunications, Inc. (a)  1,200  30,975
ACT Networks, Inc. (a)  100  988
ACE Commerce Corp. (a)  100  850
Advanced Fibre Communication, Inc. (a)  600  17,963
Applied Innovation, Inc. (a)  100  700
Applied Signal Technology, Inc. (a)  100  1,538
Applied Voice Technology, Inc. (a)  100  3,475
Ascend Communications, Inc. (a)  1,800  67,388
Aspect Telecommunications Corp. (a)  600  15,825
Brite Voice Systems, Inc. (a)  100  888
Broadband Technologies, Inc. (a)  500  3,219
Brooktrout Technology, Inc. (a)  100  1,575
CMC Industries (a)  100  988
C-Phone Corp. (a)  100  459
Centigram Communications Corp. (a)  100  1,344
Checkpoint Systems, Inc.   600  11,138
Ciena Corp.   1,000  41,938
Coherent Communications Systems
 Corp. (a)  300  12,675
Comdial Corp. (a)  100  1,100
Coyote Network Systems, Inc. (a)  100  456
DSP Communications, Inc. (a)  300  5,306
Davox Corp. (a)  200  6,400

 SHARES VALUE (NOTE 1)
Dialogic Corp. (a)  100 $ 4,338
Digital Link Corp. (a)  100  1,238
Dycom Industries, Inc. (a)  100  2,550
Dynatech Corp. (a)  200  9,575
Elcotel Inc. (a)  100  525
Excel Switching Corp.   500  10,625
General DataComm Industries, Inc. (a)  600  2,438
IAT Multimedia, Inc. (a)  100  425
IFR Systems, Inc.   150  3,038
IPC Information Systems, Inc. (a)  100  2,025
ITI Technologies, Inc. (a)  100  2,500
Inter-Tel, Inc.   200  4,425
InterDigital Communications Corp. (a)  400  1,600
Intermedia Communications, Inc. (a)  200  15,275
InterVoice, Inc. (a)  200  1,800
Jabil Circuit, Inc. (a)  300  15,788
Larscom, Inc. Class A (a)  100  863
Level One Communications, Inc. (a)  100  4,494
Lo Jack Corp. (a)  400  4,875
Metricom, Inc. (a)  100  1,075
Microdyne Corp. (a)  100  638
Microlog Corp. (a)  100  519
Mosaix, Inc. (a)  200  1,963
MOSCOM Corp. (a)  100  650
NACT Telecommunications, Inc. (a)  100  1,650
Natural Microsystems (a)  200  8,625
Network Equipment Technologies (a)  200  2,788
NewCom, Inc. (a)  300  4,238
Norstan, Inc. (a)  100  2,788
OSI Systems, Inc.   100  1,525
Objective Communications, Inc. (a)  200  3,800
Osicom Technologies, Inc. (a)  500  2,813
P-COM, Inc. (a)  600  12,150
Pairgain Technologies, Inc. (a)  600  12,075
Perceptron, Inc. (a)  200  3,975
Periphonics Corp. (a)  100  1,238
PictureTel Corp. (a)  700  5,031
Plantronics, Inc. (a)  100  4,075
Positron Fiber Systems Corp. Class A  100  825
Premisys Communications, Inc. (a)  200  4,750
Shiva Corp. (a)  500  6,813
SoftNet Systems, Inc. (a)  100  650
Summa Four, Inc. (a)  100  1,013
Symmetricom, Inc. (a)  200  1,863
Telco Systems, Inc. (a)  300  3,450
Tekelec (a)  200  8,175
Teltrend, Inc. (a)  100  1,256
Ultrak, Inc. (a)  100  944
VTel Corp. (a)  200  1,200
Westell Technologies, Inc. Class A (a)  300  3,600
Xircom, Inc. (a)  200  2,575
Xylan Corp. (a)  500  12,063
Yurie Systems, Inc.   400  8,350
Zoom Telephonics, Inc. (a)  100  859
  445,587
COMPUTER SERVICES & SOFTWARE - 7.4%
Accelr8 Technology Corp. (a)  100  2,294
Access Health Marketing, Inc. (a)  100  3,625
Acclaim Entertainment, Inc. (a)  400  2,075
Acxiom Corp. (a)  800  16,800
Adept Technology, Inc. (a)  300  4,463
Advantage Learning Systems, Inc.   100  2,675
Advent Software, Inc. (a)  100  3,663
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Affiliated Computer Services, Inc.
 Class A (a)  500 $ 16,094
Affymetrix, Inc. (a)  200  6,275
Alternative Resources Corp. (a)  300  7,013
America Online, Inc. (a)  1,000  121,125
American Management Systems, Inc. (a)  600  15,675
American Software, Inc. Class A (a)  200  1,588
Anacomp, Inc. (a)  100  1,606
Analysts International Corp.   150  5,306
Ansoft Corp. (a)  100  1,188
ANSYS, Inc. (a)  100  825
Applix, Inc. (a)  100  563
Arbor Software Corp. (a)  200  9,000
Aris Corp. (WA)  100  2,800
Aspect Development, Inc. (a)  200  9,550
Aspen Technology, Inc. (a)  300  11,925
At Home Corp., Series A  1,000  34,125
Avant! Corp. (a)  400  5,600
Aware, Inc. (a)  400  4,950
Axent Technologies, Inc. (a)  380  7,933
Bisys Group, Inc. (The) (a)  400  14,850
BTG, Inc. (a)  100  913
BMC Software, Inc. (a)  900  68,850
BancTec, Inc. (a)  200  5,138
Barra, Inc. (a)  100  2,494
BEA Systems, Inc.   800  21,500
Best Software, Inc.   100  1,544
Black Box Corp. (a)  300  10,725
Boole & Babbage, Inc.   300  10,050
Borland International, Inc. (a)  700  6,519
BroadVision, Inc. (a)  400  5,050
Broadway & Seymour, Inc. (a)  100  775
Broderbund Software, Inc. (a)  300  7,425
CCC Information Services Group, Inc. (a)  200  4,900
CNET, Inc. (a)  200  7,250
CSG Systems International, Inc. (a)  400  15,500
CACI International, Inc. Class A (a)  100  2,138
Cadence Design Systems, Inc. (a)  2,000  69,875
Cambridge Technology Partners
 Massachusetts, Inc. (a)  600  27,300
Cerner Corp. (a)  200  4,125
CheckFree Holdings Corp. (a)  500  10,750
ChoicePoint, Inc. (a)  200  9,575
Ciber, Inc. (a)  200  13,350
Citrix Systems, Inc. (a)  300  12,619
Claremont Technology Group, Inc. (a)  100  1,350
Clarify, Inc. (a)  100  1,500
Complete Business Solutions, Inc.   200  13,600
CompuCom Systems, Inc. (a)  300  2,644
CompUSA, Inc. (a)  800  28,000
Computer Learning Centers, Inc. (a)  200  7,363
Computer Management Sciences, Inc. (a)  100  2,600
Computer Task Group, Inc.   100  4,081
Compuware Corp. (a)  1,600  67,400
Concentric Network Corp.   100  1,450
Comshare, Inc. (a)  100  803
Concord Communications, Inc.   300  8,625
Corsair Communications, Inc.   300  6,150
Cotelligent Group, Inc. (a)  100  2,200
Cybercash, Inc. (a)  300  4,088
Cybermedia, Inc. (a)  100  925

 SHARES VALUE (NOTE 1)
Cylink Corp. (a)  200 $ 2,700
DST Systems, Inc. (a)  600  31,725
DAOU Systems, Inc. (a)  200  5,275
Data Broadcasting Corp. (a)  200  975
Data Dimensions, Inc. (a)  300  4,088
Dataworks Corp. (a)  200  5,050
Data Transmission Network Corp. (a)  100  2,819
Datastream Systems, Inc. (a)  200  3,775
Datatec Systems, Inc. (a)  200  831
DecisionOne Holdings Corp. (a)  100  2,050
Deltek Systems, Inc. (a)  100  2,025
Dendrite International, Inc. (a)  200  5,475
Diamond Multimedia Systems, Inc. (a)  600  8,588
Digi International, Inc. (a)  200  4,850
DocuCorp International, Inc.
 rights 3/31/98 (a)  80  310
EIS International, Inc. (a)  200  1,788
E Trade Group, Inc. (a)  300  8,025
EarthLink Network, Inc. (a)  200  9,800
Edify Corp. (a)  100  1,538
J.D. Edwards & Co.   900  29,700
Egghead Inc. (a)  600  5,775
Electronic Arts, Inc. (a)  500  22,063
Electronic Data Systems Corp.   4,700  205,919
Electronic Retailing Systems (a)  100  350
Electronics for Imaging, Inc. (a)  400  8,825
Excalibur Technologies Corp. (a)  100  1,163
Excite, Inc. (a)  100  4,725
FTP Software, Inc. (a)  1,000  2,000
FactSet Research Systems, Inc. (a)  100  2,988
Fair, Isaac & Co., Inc.   100  3,538
Firearms Training Systems, Inc.
 Class A (a)  200  1,900
Fiserv, Inc. (a)  500  27,375
fonix Corp. (a)  300  1,200
Forefront Group, Inc. (a)  100  1,025
Forte Software, Inc. (a)  500  3,000
4Front Software International, Inc. (a)  100  906
Franklin Electronic Publishers Corp. (a)  100  1,263
GT Interactive Software, Inc. (a)  500  3,875
Galileo International, Inc.   1,000  39,500
Genesys Telecommunications
 Laboratories, Inc. (a)  200  5,825
GeoScience Corp. (a)  100  1,125
GeoTel Communications Corp. (a)  300  6,863
Geoworks (a)  100  681
Gerber Scientific, Inc.   200  3,963
Great Plains Software, Inc.   100  3,325
H.T.E., Inc. (a)  100  2,100
HNC Software, Inc. (a)  300  10,688
Harbinger Corp.   345  11,385
Health Management Systems, Inc. (a)  100  1,081
Henry (Jack) & Associates, Inc.   200  6,900
IDT Corp. (a)  200  6,925
Hyperion Software, Inc. (a)  100  4,113
ICG Communications, Inc. (a)  200  6,725
IDX Systems Corp. (a)  400  16,550
Ikos Systems, Inc. (a)  100  813
IMNET Systems, Inc. (a)  200  4,188
Inacom Corp. (a)  100  3,275
Indus International, Inc. (a)  200  1,950
Industrial-Matematik International
 Corp. (a)  300  8,288
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Infinium Software, Inc. (a)  100 $ 1,688
Information Management Resources, Inc.   100  4,788
Informix Corp. (a)  1,500  11,719
Infoseek Corp. (a)  200  3,288
Information Resources, Inc. (a)  600  8,400
Information Management Associates,
 Inc. (a)  100  1,025
Inso Corp. (a)  300  4,200
Integrated Systems, Inc. (a)  200  3,413
Intelligent Electronics, Inc. (a)  900  6,047
Intelligroup, Inc. (a)  100  1,913
IntelliQuest Information Group, Inc. (a)  100  1,288
International Network Services (a)  500  13,938
International Telecommunications Data
 Systems, Inc.   100  4,050
Intersolv, Inc. (a)  200  3,113
Intuit, Inc. (a)  400  18,600
Investment Technology Group, Inc. (a)  100  2,900
i2 Technologies, Inc. (a)  300  16,969
JDA Software Group, Inc. (a)  200  9,675
JetFax, Inc.   100  406
Keane, Inc. (a)  600  27,900
LHS Group, Inc.   300  22,538
Learning Co., Inc. (The) (a)  500  8,500
Legato Systems, Inc. (a)  100  4,900
Logic Works, Inc. (a)  200  2,025
Logility, Inc.   100  875
Lycos, Inc. (a)  100  4,125
MVSI, Inc. (a)  100  613
MacNeal-Schwendler Corp. (a)  100  919
Macromedia, Inc. (a)  700  8,750
Mapix, Inc.   400  6,200
Manugistics Group, Inc. (a)  200  7,975
May & Speh, Inc. (a)  200  2,463
Medical Manager Corp. (a)  100  2,500
Melita International Corp.   100  1,263
Mentor Graphics Corp. (a)  1,100  11,481
Mercury Interactive Group Corp. (a)  200  7,450
Meta Group, Inc. (a)  100  3,000
MetaCreations Corp. (a)  200  1,706
Metro Information Services, Inc. (a)  100  3,300
MicroAge, Inc. (a)  400  5,150
Micrografx, Inc. (a)  200  2,250
MicroProse, Inc. (a)  300  591
Microware Systems Corp. (a)  100  475
Midway Games, Inc. (a)  300  6,600
MindSpring Enterprises, Inc. (a)  100  4,838
NCR Corp. (a)  1,200  37,650
National Computer System, Inc.   100  3,988
National Data Corp.   343  15,092
National Instrument Corp. (a)  250  7,531
National Techteam, Inc. (a)  100  1,031
Networks Associates, Inc. (a)  583  37,676
Netscape Communications Corp. (a)  800  15,500
NetSpeak Corp. (a)  300  7,238
NetVantage, Inc. Class A (a)  200  1,525
Network Solutions, Inc. Class A (a)  200  4,050
Network Peripherals, Inc. (a)  400  3,200
New Era of Networks, Inc.   300  5,625
Oak Technology, Inc. (a)  800  5,600

 SHARES VALUE (NOTE 1)
Object Design, Inc. (a)  200 $ 1,213
Objective Systems Integrators, Inc. (a)  200  2,625
Omtool Ltd.   100  1,150
Omega Research, Inc.   100  350
Ontrack Data International, Inc. (a)  100  1,663
Open Market, Inc. (a)  200  3,300
Orcad, Inc. (a)  100  913
PSW Technologies, Inc. (a)  100  800
Paychex, Inc.   1,000  51,625
Peerless Systems Corp. (a)  100  1,538
Pegasystems, Inc. (a)  200  4,250
Pegasus Systems, Inc.   100  2,225
PeopleSoft, Inc. (a)  2,100  93,844
Peregrine Systems, Inc. (a)  200  3,413
Peritus Software Services, Inc.   100  1,600
Pervasive Software, Inc.   100  1,113
Phoenix International, Inc. (a)  100  1,875
Phoenix Technologies Ltd. (a)  500  6,625
Physician Computer Network, Inc. (a)  200  850
Platinum Software Corp. (a)  400  7,600
Platinum Technology, Inc. (a)  600  15,225
Policy Management Systems Corp. (a)  100  7,238
Polycom, Inc. (a)  200  1,575
Primark Corp. (a)  100  4,294
Progress Software Corp. (a)  100  2,538
Project Software & Development, Inc.   200  4,450
ProxyMed, Inc. (a)  200  1,513
PsiNet, Inc. (a)  700  5,403
Puma Technology, Inc. (a)  100  600
QAD, Inc.   200  3,100
Quadramed Corp. (a)  200  6,375
Quickresponse Services, Inc. (a)  100  4,338
Quickturn Design Systems, Inc. (a)  100  1,381
RWD Technologies, Inc.   100  2,200
Radiant Systems, Inc.   400  7,525
Rainbow Technologies, Inc. (a)  100  2,450
Rational Software Corp. (a)  700  9,450
Red Brick Systems, Inc. (a)  200  1,150
Remedy Corp. (a)  200  3,838
Rogue Wave Software, Inc. (a)  300  3,900
SEI Corp.   100  5,900
SPSS, Inc. (a)  100  2,150
SPS Transaction Services, Inc. (a)  200  5,838
STB Systems, Inc. (a)  300  6,863
SPR, Inc.   100  2,550
Sabre Group Holdings, Inc. Class A (a)  400  13,200
Sanchez Computer Associates, Inc. (a)  200  4,000
Santa Cruz Operation, Inc. (a)  200  925
Sapient Corp.   200  15,875
Scopus Technology, Inc. (a)  400  5,650
SeaChange International, Inc. (a)  100  694
Secure Computing Corp. (a)  100  1,150
Security Dynamics Technologies, Inc. (a)  300  10,688
Siebel Systems, Inc. (a)  300  18,450
Simione Central Holdings, Inc.   100  1,081
Simulation Sciences, Inc. (a)  500  5,125
SportsLine USA, Inc.   300  7,050
Spyglass, Inc. (a)  200  1,675
SS&C Technologies, Inc. (a)  100  1,750
Stac Electronics (a)  300  1,500
State of The Art, Inc. (a)  100  2,188
Sterling Software, Inc. (a)  500  26,344
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Structural Dynamics Research Corp. (a)  400 $ 11,500
Summit Design, Inc. (a)  100  1,400
SunGard Data Systems, Inc. (a)  836  28,581
Sunquest Information Systems, Inc. (a)  100  1,175
Sybase, Inc. (a)  1,100  11,550
Sykes Enterprises, Inc. (a)  600  11,063
Symantec Corp. (a)  400  10,075
Symix Systems, Inc. (a)  100  1,888
Synopsys, Inc. (a)  565  19,740
Systems Software Associates, Inc. (a)  600  4,463
Systems & Computer Technology
 Corp. (a)  100  4,375
SystemSoft Corp. (a)  200  913
TCSI Corp. (a)  200  1,525
TSI International Software Ltd.   100  1,525
TSR, Inc. (a)  200  5,388
Tangram Enterprise Solutions, Inc. (a)  100  925
Technology Solutions, Inc. (a)  400  13,000
Telescan, Inc. (a)  100  781
Tera Computer Co. (a)  100  1,344
Thinking Tools, Inc. (a)  100  209
3Dfx Interactive, Inc.   300  6,919
Total Systems Services, Inc.   1,100  28,875
Transaction Systems Architects (a)  400  17,400
Transition Systems, Inc. (a)  100  1,950
Trusted Information Systems, Inc. (a)  100  2,075
USCS International, Inc. (a)  200  4,250
Unicomp, Inc. (a)  100  675
Vanstar Corp. (a)  300  4,144
Vantive Corp. (a)  400  10,950
Verilink Corp. (a)  100  788
Veritas Software Corp. (a)  300  17,063
Versant Object Technology Corp. (a)  300  2,222
Viasoft, Inc. (a)  200  5,400
Visio Corp. (a)  400  14,400
Visigenic Software, Inc. (a)  100  763
Visioneer, Inc. (a)  300  694
Walker Interactive Systems, Inc. (a)  200  3,388
Wall Data, Inc. (a)  100  1,525
Walsh International, Inc. (a)  100  1,100
WavePhore, Inc. (a)  200  1,825
White Pine Software, Inc. (a)  200  475
Whittman-Hart, Inc. (a)  300  9,900
Wind River Systems, Inc. (a)  400  15,650
Wonderware Corp. (a)  100  2,363
Xcellenet, Inc. (a)  100  1,950
Xpedite Systems, Inc. (a)  200  7,325
XLConnect Solutions, Inc. (a)  200  3,550
Xionics Document Technologies, Inc. (a)  100  356
Yahoo, Inc. (a)  400  29,275
  2,518,214
COMPUTERS & OFFICE EQUIPMENT - 2.0%
ATL Products, Inc. Class A  100  1,488
Adaptec, Inc. (a)  1,000  26,438
Advanced Digital Information Corp. (a)  200  3,150
Amplicon, Inc.   100  1,950
Ancor Communications, Inc. (a)  100  725
Apex PC Solutions, Inc.   300  8,250
Applied Magnetics Corp. (a)  200  2,388
Aura Systems, Inc. (a)  1,200  3,750

 SHARES VALUE (NOTE 1)
Auspex Systems, Inc. (a)  600 $ 5,738
Bell & Howell Co. (a)  200  5,375
Boca Research, Inc. (a)  100  469
Box Hill Systems Corp.   400  4,550
CDW Computer Centers, Inc. (a)  300  20,550
CHS Electronics, Inc. (a)  500  10,313
Caere Corp. (a)  100  1,231
Coinstar, Inc. (a)  100  844
Comdisco, Inc.   600  25,013
Comverse Technology, Inc. (a)  530  24,778
Concurrent Computer Corp. (a)  400  813
Cross (A.T.) Co.   100  1,094
Diebold, Inc.   600  30,825
Digital Lightwave, Inc.   400  1,500
Drexler Technology Corp. (a)  100  1,663
ECCS, Inc. (a)  100  400
Eltron International, Inc. (a)  100  2,150
En Pointe Technologies, Inc. (a)  100  1,100
Encad, Inc. (a)  200  4,925
Evans & Sutherland Computer Corp. (a)  100  3,125
Exabyte Corp. (a)  600  4,800
FileNet Corp. (a)  200  6,675
FOCUS Enhancements, Inc. (a)  200  744
Fore Systems, Inc. (a)  800  12,850
GateField Corp. (a)  300  356
Gateway 2000, Inc. (a)  1,400  61,600
General Binding Corp.   100  3,163
General Scanning, Inc. (a)  200  4,213
Genicom Corp. (a)  100  1,156
HMT Technology Corp. (a)  600  6,600
Hunt Corp.   100  2,325
Hutchinson Technology, Inc. (a)  300  6,938
Identix, Inc. (a)  200  1,863
In Focus Systems, Inc. (a)  200  7,988
Ingram Micro, Inc. Class A (a)  500  19,313
Insight Enterprises, Inc. (a)  200  7,950
Intergraph Corp. (a)  600  5,850
Iomega Corp. (a)  2,300  20,988
Itron, Inc. (a)  100  2,113
Komag, Inc. (a)  700  10,063
Kronos, Inc. (a)  100  3,450
LaserMaster Technologies, Inc. (a)  100  475
Lexmark International Group, Inc. (a)  700  29,925
MTI Technology Corp. (a)  200  2,600
MICROS Systems, Inc. (a)  100  5,525
Micron Electronics, Inc. (a)  800  10,300
Microtouch Systems, Inc. (a)  100  1,600
Netopia, Inc. (a)  100  450
Network Appliance, Inc.   500  14,750
Network Computing Devices, Inc. (a)  100  1,263
Nimbus CD International, Inc. (a)  100  1,156
ODS Networks, Inc.   100  675
Overland Data, Inc.   100  563
PSC, Inc. (a)  200  2,088
Palomar Medical Technologies, Inc. (a)  1,300  2,316
Par Technology Corp. (a)  100  700
Performance Technologies, Inc. (a)  100  1,538
Plannar Systems, Inc. (a)  200  2,475
Pomeroy Computer Resources, Inc. (a)  300  7,050
Printronix, Inc. (a)  100  1,588
Procom Technology, Inc. (a)  100  938
Proxim, Inc. (a)  100  1,325
Quantum Corp. (a)  1,200  30,150
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Radisys Corp. (a)  100 $ 3,500
Read-Rite Corp. (a)  300  4,275
Retix (a)  300  1,613
SCI Systems, Inc. (a)  500  22,500
SCM Microsystems, Inc.   200  11,500
SED International Holdings, Inc. (a)  100  1,388
Safeguard Scientifics, Inc. (a)  400  14,400
SanDisk Corp. (a)  200  5,088
Scan-Optics, Inc. (a)  100  706
ScanSource, Inc. (a)  100  2,163
SEEQ Technology Corp. (a)  300  713
Sequent Computer Systems, Inc. (a)  600  12,713
Splash Technology Holdings, Inc. (a)  300  5,250
Storage Computer Corp. (a)  100  650
Stratus Computer, Inc. (a)  200  10,038
Symbol Technologies, Inc.   500  25,531
Syquest Technology, Inc. (a)  1,700  4,808
Tech Data Corp. (a)  400  18,600
Telxon Corp.   300  7,013
Texas Micro, Inc. (a)  100  400
TransAct Technologies, Inc. (a)  100  1,000
Trident Microsystems, Inc. (a)  100  800
Trinitech Systems, Inc. (a)  100  700
Valence Technology, Inc. (a)  200  1,075
Vitech America, Inc. (a)  100  1,700
Wang Laboratories, Inc. (a)  500  13,938
Western Digital Corp. (a)  700  12,775
  689,880
ELECTRONIC INSTRUMENTS - 0.9%
ADE Corp. (a)  300  5,550
Aeroflex, Inc. (a)  400  4,575
Aetrium, Inc. (a)  100  1,850
Anadigics, Inc. (a)  100  1,563
Analogic Corp.   100  3,700
Aurora Biosciences Corp. (a)  200  2,113
Autocyte, Inc.   100  650
BTU International, Inc. (a)  100  513
Barringer Technologies, Inc. (a)  200  2,988
Berg Electronics Corp. (a)  600  16,950
Cerprobe Corp. (a)  200  4,338
Cholestech Corp. (a)  100  1,363
ChromaVision Medical Systems, Inc. (a)  100  1,025
Chromatics Color Sciences
 International, Inc. (a)  150  2,100
Cognex Corp. (a)  300  7,219
Cohu, Inc.   200  9,250
Credence Systems Corp. (a)  200  6,675
DBT Online, Inc. (a)  100  2,863
Electro Scientific Industries, Inc. (a)  200  7,600
FARO Technologies, Inc.   100  1,275
Fluke Corp.   200  4,863
GenRad, Inc. (a)  200  5,688
HACH Co. Class A (non-vtg.)  100  900
Helix Technology Corp.   400  9,100
Hurco Companies, Inc. (a)  100  700
Isco, Inc.   100  913
Kollmorgen Corp.   100  1,938
Kulicke & Soffa Industries, Inc. (a)  200  5,550
LTX Corp. (a)  300  1,650
Lam Research Corp. (a)  300  8,475

 SHARES VALUE (NOTE 1)
LeCroy Corp. (a)  200 $ 4,700
Medar, Inc. (a)  100  338
Mesa Laboratories, Inc. (a)  100  613
Metrika Systems Corp. (a)  100  1,513
Molecular Devices Corp. (a)  100  1,663
Newport Corp.   100  1,888
Novellus Systems, Inc. (a)  200  9,588
Optical Coating Laboratory, Inc.   100  1,375
PPT Vision, Inc. (a)  100  800
Quad Systems Corp. (a)  100  481
SBS Technologies, Inc. (a)  100  2,700
Sawtek, Inc. (a)  400  10,250
Schmitt Industries, Inc. (a)  100  800
Silicon Valley Group, Inc. (a)  400  10,900
Smart Modular Technologies, Inc. (a)  400  11,200
TAVA Technologies, Inc. (a)  400  3,375
TSI, Inc.   100  900
Teradyne, Inc. (a)  700  33,031
Thermedics Detection, Inc. (a)  100  1,100
Thermo BioAnalysis Corp. (a)  100  1,825
Thermo Optek Corp.   300  4,444
Thermo Vision Corp.   42  284
Thermoquest Corp. (a)  400  5,850
Total Control Products, Inc. (a)  100  1,225
Trimble Navigation Ltd. (a)  400  8,000
Varian Associates, Inc.   400  23,200
Waters Corp. (a)  400  19,775
Wireless Telecom Group, Inc.   200  1,675
X-Rite, Inc.   100  1,456
Zygo Corporation (a)  100  1,688
  290,574
ELECTRONICS - 2.9%
Act Manufacturing, Inc. (a)  100  1,206
AVX Corp.   700  15,794
Actel Corp. (a)  400  6,250
Advanced Energy Industries, Inc. (a)  100  1,688
Align Rite International, Inc. (a)  100  1,713
Alliance Semiconductor Corp. (a)  600  3,938
Alpine Group, Inc. (a)  100  1,994
Altera Corp. (a)  800  34,500
Altron Inc. (a)  200  3,075
Amphenol Corp. Class A (a)  200  12,513
Analog Devices, Inc. (a)  1,400  45,150
Applied Digital Access, Inc. (a)  100  763
Applied Science & Technology, Inc. (a)  150  2,250
Arrow Electronics, Inc. (a)  1,100  36,644
Atmel Corp. (a)  800  13,000
Audiovox Corp. Class A (a)  200  1,388
Avnet, Inc.   500  31,875
Bell Industries, Inc. (a)  100  1,375
Benchmark Electronics, Inc. (a)  100  2,688
Brightpoint, Inc. (a)  400  8,200
Burr-Brown Corp. (a)  300  12,338
C-Cube Microsystems, Inc. (a)  400  8,300
CFM Technologies, Inc. (a)  100  1,750
C.P. Clare Corp. (a)  100  1,438
CTS Corp.   300  9,656
CIDCO, Inc. (a)  100  1,675
Cirrus Logic, Inc. (a)  900  9,956
Cree Research, Inc. (a)  100  1,625
Cypress Semiconductor Corp. (a)  1,000  9,438
DII Group, Inc. (a)  200  5,300
Dallas Semiconductor Corp.   200  9,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Digital Microwave Corp. (a)  500 $ 9,188
EFTC Corp. (a)  100  1,431
ESS Technology, Inc. (a)  300  2,288
Etec Systems, Inc. (a)  200  10,488
Electroglas, Inc. (a)  400  7,400
Electromagnetic Sciences, Inc. (a)  100  1,988
Esterline Technologies Corp. (a)  100  3,938
Exar Corp. (a)  100  2,200
General Semiconductor, Inc. (a)  300  4,181
Griffon Corp. (a)  200  3,288
Hadco Corp. (a)  200  10,225
Ibis Technology Corp. (a)  100  1,000
Innovex, Inc.   300  6,975
Integrated Circuit Systems, Inc. (a)  200  7,000
Integrated Device Technology, Inc. (a)  1,000  15,063
Integrated Silicon Solution (a)  400  4,200
International Rectifier Corp. (a)  800  11,650
Intevac, Inc. (a)  100  863
Invision Technologies, Inc.   100  963
Katy Industries, Inc.   100  1,888
KEMET Corp. (a)  300  6,375
Kent Electronics Corp. (a)  400  8,925
Kopin Corp. (a)  100  1,563
Lattice Semiconductor Corp. (a)  300  16,069
Linear Technology Corp.   700  53,025
MEMC Electronic Materials, Inc. (a)  600  10,125
MRV Communications, Inc. (a)  400  9,300
Marshall Industries (a)  300  8,794
Maxim Integrated Products, Inc. (a)  1,200  48,450
Maxwell Technologies, Inc. (a)  200  5,650
Merix Corporation (a)  100  1,675
Methode Electronics, Inc. Class A  200  2,825
Micrel, Inc. (a)  100  3,669
Micro Linear Corp. (a)  100  744
Microchip Technology, Inc. (a)  400  9,675
Microsemi Corp. (a)  200  3,900
Molex, Inc.   1,575  47,644
Mylex Corp. (a)  200  1,775
NeoMagic Corp. (a)  400  7,400
Opti, Inc. (a)  200  1,425
PMC-Sierra, Inc. (a)  200  7,200
Pacific Aerospace & Electronics, Inc. (a)  200  1,250
Panda Project, Inc. (a)  100  500
Parlex Corp.   100  1,675
Photronics, Inc. (a)  200  5,875
Pioneer Standard Electronics, Inc.   200  3,300
Plexus Corp. (a)  100  2,188
Power-One, Inc.   100  1,725
Praegitzer Industries, Inc. (a)  100  1,038
QLogic Corp. (a)  200  8,025
Quality Semiconductor, Inc. (a)  200  1,000
RF Micro Devices, Inc.   200  2,963
Ramtron International Corp. (a)  300  1,519
Reptron Electronics, Inc. (a)  100  1,225
Research Frontiers, Inc. (a)  100  925
SDL, Inc. (a)  100  2,075
S3, Inc. (a)  900  5,513
Sanmina Corp. (a)  100  7,969
Semtech Corp. (a)  200  5,750
Sheldahl, Inc.   100  1,688
Siliconix, Inc. (a)  100  4,213

 SHARES VALUE (NOTE 1)
Sipex Corp. (a)  300 $ 10,331
Solectron Corp. (a)  1,000  48,375
Standard Microsystems Corp. (a)  400  3,800
Sterling Commerce, Inc. (a)  1,000  45,625
Storage Technology Corp. (a)  500  34,125
Supertex, Inc. (a)  100  1,063
TII Industries, Inc. (a)  200  925
Technitrol, Inc.   100  3,656
Tegal Corp. (a)  100  538
Telcom Semiconductor, Inc. (a)  200  2,250
Transwitch Corp. (a)  100  1,113
Triquint Semiconductor, Inc. (a)  200  4,825
Uniphase Corp. (a)  300  12,019
Unitrode Corp. (a)  400  7,525
Universal Display Corp. (a)  100  475
VLSI Technology, Inc. (a)  400  7,725
Vari-L, Inc. (a)  100  863
Videoserver, Inc. (a)  200  3,025
Vishay Intertechnology, Inc.   800  16,300
Vitesse Semiconductor Corp. (a)  300  15,234
Voxware, Inc. (a)  200  488
World Access, Inc. (a)  200  4,500
Xilinx, Inc. (a)  700  30,713
Zero Corp.   100  2,650
Zilog, Inc. (a)  200  3,988
Zoran Corp. (a)  200  3,475
  985,427
PHOTOGRAPHIC EQUIPMENT - 0.0%
Imation Corp. (a)  600  10,088
Panavision, Inc. (a)  100  2,600
3D Systems Corp. (a)  100  775
  13,463
TOTAL TECHNOLOGY   4,943,145
TRANSPORTATION - 2.0%
AIR TRANSPORTATION - 0.8%
AirTran Holdings, Inc. (a)  1,200  6,975
Alaska Air Group, Inc. (a)  300  16,519
America West Holding Corp. Class B (a)  600  14,888
ASA Holdings, Inc.   400  16,100
Atlantic Coast Airlines, Inc. (a)  300  13,013
Atlas Air, Inc. (a)  300  8,925
Comair Holdings, Inc.   600  15,975
Continental Airlines, Inc. Class B (a)  500  25,125
Frontier Airlines, Inc. (a)  700  2,013
Mesa Air Group, Inc. (a)  1,200  9,863
Mesaba Holdings, Inc. (a)  400  11,600
Midwest Express Holdings, Inc. (a)  300  14,588
Midway Airlines Corp. (a)  300  5,850
Reno Air, Inc. (a)  900  7,059
SkyWest, Inc.   300  11,700
Trans World Airlines, Inc. (a)  1,000  13,000
Travel Services International, Inc.   100  2,813
UAL Corp. (a)  500  42,563
Viad Corp.   1,300  31,444
World Airways, Inc. (a)  800  4,450
  274,463
RAILROADS - 0.4%
ABC Rail Products Corp. (a)  100  1,900
Florida East Coast Industries, Inc.   100  10,900
Illinois Central Corp., Series A  800  31,050
Johnstown America Industries, Inc. (a)  200  2,400
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - CONTINUED
RAILROADS - CONTINUED
Kansas City Southern Industries, Inc.   900 $ 33,469
MotivePower Industries, Inc. (a)  100  2,669
Railtex, Inc. (a)  100  1,625
Trinity Industries, Inc.   300  15,075
Westinghouse Air Brake Co.   100  2,525
Wisconsin Central Transportation
 Corp. (a)  700  18,988
  120,601
SHIPPING - 0.1%
Alexander & Baldwin, Inc.   700  19,775
Gulfmark Offshore, Inc. (a)  100  2,450
Hvide Marine, Inc. (a)  300  5,700
International Shipholding Corp.   100  1,694
Kirby Corp. (a)  200  4,688
OMI Corp. (a)  300  2,606
Trico Marine Services, Inc. (a)  300  5,588
  42,501
TRUCKING & FREIGHT - 0.7%
Air Express International Corp.   500  14,000
Airborne Freight Corp.   400  14,475
AirNet Systems, Inc. (a)  400  10,700
American Freightways Corp. (a)  700  7,219
Arkansas Best Corp. (a)  500  5,625
Arnold Industries, Inc.   200  3,188
C.H. Robinson Worldwide, Inc.   400  9,100
CNF Transportation, Inc.   500  19,563
Circle International Group, Inc.   300  8,475
Consolidated Freightways Corp. (a)  400  6,000
Covenant Transport, Inc. Class A (a)  100  2,088
Eagle USA Airfreight, Inc. (a)  300  8,588
Expeditors International of
 Washington, Inc.   300  12,150
Fritz Companies, Inc. (a)  500  6,938
Frozen Food Express Industries, Inc.   100  975
Heartland Express, Inc. (a)  200  5,050
Hub Group, Inc. Class A (a)  100  2,813
Hunt (J.B.) Transport Services, Inc.   500  13,375
Knight Transportation, Inc. (a)  100  2,900
Landstar System, Inc. (a)  300  8,925
M.S. Carriers, Inc. (a)  100  2,638
Mark VII, Inc.   100  1,800
Old Dominion Freight Lines, Inc. (a)  100  1,700
Pittston Co. (Burlington Group)  100  2,206
Roadway Express, Inc.   400  9,200
Rollins Truck Leasing Corp.   300  5,981
Swift Transportation Co., Inc. (a)  400  13,050
Trailer Bridge, Inc. (a)  100  725
Transit Group, Inc. (a)  100  513
USA Truck, Inc. (a)  100  1,450
US Xpress Enterprises, Inc. (a)  100  2,019
USFreightways Corp.   400  13,975
Werner Enterprises, Inc.   600  14,925
XTRA Corp.   100  6,150
Yellow Corp. (a)  500  10,531
  249,010
TOTAL TRANSPORTATION   686,575

 SHARES VALUE (NOTE 1)
UTILITIES - 7.0%
CELLULAR - 1.1%
Advanced Radio Telecom Corp. (a)  400 $ 5,125
Aerial Communications, Inc. (a)  600  5,100
Arch Communications Group, Inc. (a)  100  438
Associated Group, Inc. Class A (a)  500  19,938
Boston Communications Group, Inc. (a)  100  888
Cellular Communications International,
 Inc. (a)  200  9,550
Cellnet Data Systems, Inc. (a)  300  2,625
Centennial Cellular Corp. Class A (a)  200  3,725
Century Telephone Enterprises, Inc.   500  30,500
CoreComm, Inc. (a)  100  1,413
General Communications, Inc.
 Class A (a)  400  2,850
Geotek Industries, Inc. (a)  600  1,031
LCC International, Inc. (a)  300  3,788
Lightbridge, Inc. (a)  100  1,400
Metrocall, Inc. (a)  200  1,425
Metromedia Fiber Network, Inc. Class A  300  11,025
Microcell Telecommunications, Inc.
 Class B (non-vtg.) (a)  400  2,894
Mobile Telecommunications
 Technologies, Inc. (a)  600  13,500
Nextel Communications, Inc. Class A (a)  2,500  73,906
Pagemart Wireless, Inc. Class A (a)  300  2,681
Paging Network, Inc. (a)  1,300  18,850
Powertel, Inc. (a)  500  11,250
Pricellular Corp. Class A  200  2,438
QUALCOMM, Inc. (a)  600  30,600
Rural Cellular Corp. Class A (a)  100  1,475
Telephone & Data Systems, Inc.   800  34,850
360 Degrees Communications Co. (a)  1,500  39,750
USCI, Inc. (a)  100  675
United States Cellular Corp. (a)  800  24,150
Vanguard Cellular Systems, Inc.
 Class A (a)  800  10,400
Western Wireless Corp. Class A (a)  400  7,550
  375,790
ELECTRIC UTILITY - 3.4%
AES Corp. (a)  1,600  70,400
Allegheny Energy, Inc.   1,200  36,675
Atlantic Energy, Inc.   800  16,300
Black Hills Corp.   100  3,275
Boston Edison Co.   600  23,288
CMS Energy Corp.   700  30,975
Calenergy, Inc. (a)  1,100  29,494
Calpine Corp. (a)  100  1,588
Central Hudson Gas & Electric Corp.   300  12,188
Central Louisiana Electric Co., Inc.   200  6,500
Central Maine Power Co.   200  3,338
Central Vermont Public Service Corp.   100  1,419
CILCORP, Inc.   100  4,638
Citizens Utilities Co. Class B  3,136  29,400
Commonwealth Energy Systems (SBI)  100  3,606
DQE, Inc.   600  19,913
DPL, Inc.   2,100  38,194
Delmarva Power & Light Co.   400  8,625
Eastern Utilities Associates  500  11,969
El Paso Electric Co. (a)  400  2,725
Empire District Electric Co.   100  2,050
Enova Corp.   800  20,400
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
Florida Progress Corp.   700 $ 27,081
Hawaiian Electric Industries, Inc.   200  8,100
IES Industries, Inc.   200  7,238
Idaho Power Co.   600  20,963
Illinova Corp.   900  24,975
Interstate Power Co.   100  3,563
IPALCO Enterprises, Inc.   300  12,806
KTI, Inc.   300  4,575
KU Energy Corp.   300  11,625
Kansas City Power & Light Co.   800  24,100
LG&E Energy Corp.   1,000  23,938
Long Island Lighting Co.   1,200  37,200
Madison Gas & Electric Co.   100  2,238
Midamerican Energy Holdings Co.   700  14,525
Minnesota Power & Light Co.   200  8,088
Montana Power Co.   700  22,400
NIPSCO Industries, Inc.   1,600  41,100
Nevada Power Co.   800  19,850
New Century Energies, Inc.   900  41,963
New England Electric System  900  37,913
New York State Electric & Gas Corp.   500  18,781
Northeast Utilities  1,300  16,250
Northwestern Public Service Co.   100  2,313
OGE Energy Corp.   300  16,200
Orange & Rockland Utilities, Inc.   300  13,181
Otter Tail Power Co.   100  3,788
Pinnacle West Capital Corp.   600  24,488
Potomac Electric Power Co.   800  20,100
Public Service Co. of New Mexico  800  18,650
Puget Sound Power & Light Co.   1,200  32,550
Rochester Gas & Electric Corp.   600  18,713
SCANA Corp.   1,400  40,250
Sierra Pacific Resources  500  17,938
SIGCORP, Inc.   200  5,775
TECO Energy, Inc.   1,700  44,731
TNP Enterprises, Inc.   100  3,213
Thermo Ecotek (a)  200  3,888
Unisource Energy Corp. (a)  200  3,413
United Illuminating Co.   100  4,606
Utilicorp United, Inc.   700  25,200
WPL Holdings, Inc.   500  15,938
WPS Resources Corp.   200  6,500
Washington Water Power Co.   400  9,150
Wisconsin Energy Corp.   1,500  40,875
  1,177,692
GAS - 1.0%
AGL Resources, Inc.   400  8,125
Aquila Gas Pipeline Corp.   200  2,413
Atmos Energy Corp.   200  5,738
Bay State Gas Co.   100  3,788
CTG Resources, Inc.   200  5,200
Cascade Natural Gas Corp.   100  1,675
Colonial Gas Co.   100  2,831
Connecticut Energy Corp.   100  2,950
El Paso Natural Gas Co.   700  46,463
Energen Corp.   100  3,881
Equitable Resources, Inc.   600  18,900
Indiana Energy, Inc.   200  5,975
K N Energy, Inc.   500  25,969
Keyspan Energy Corp.   400  14,225

 SHARES VALUE (NOTE 1)
Laclede Gas Co.   100 $ 2,481
Leviathan Gas Pipeline Partners L.P. unit  100  2,913
MCN Corp.   1,000  36,813
MDU Resources Group, Inc.   200  6,188
Mitchell Energy & Development Corp.
 Class A  400  10,900
NUI Corp.   100  2,644
National Fuel Gas Co.   500  23,313
New Jersey Resources Corp.   100  3,650
Northwest Natural Gas Co.   200  5,638
Piedmont Natural Gas, Inc.   200  6,200
Public Service Co. of North Carolina, Inc.   100  2,156
Questar Corp.   600  25,500
SEMCO Energy, Inc.   100  1,675
South Jersey Industries, Inc.   100  3,000
Southern Union Co.  100  2,388
Southwest Gas Corp.   200  4,050
Southwestern Energy Co.   200  2,200
UGI Corp.   200  5,725
WICOR, Inc.   200  9,563
Washington Gas Light Co.   300  8,081
Western Resources, Inc.   500  20,500
Yankee Energy System, Inc.   100  2,519
  336,230
TELEPHONE SERVICES - 1.4%
ACC Corp. (a)  200  10,000
Aliant Communications, Inc.   500  13,125
American Communication Services,
 Inc. (a)  300  4,200
Atlantic Tele-Network, Inc. (a)  140  2,056
CFW Communications Co.   100  2,400
CTC Communications Corp. (a)  100  691
Cincinnati Bell, Inc.   1,200  38,400
Commonwealth Telephone
 Enterprises, Inc. (a)  100  2,800
Comsat Corp., Series 1  700  23,406
Emerging Communications, Inc. (a)  100  763
EXCEL Communications, Inc. (a)  1,200  25,275
GST Telecommunications, Inc. (a)  600  8,580
IXC Communications, Inc. (a)  400  23,175
LCI International, Inc. (a)  875  28,875
Mastech Corp. (a)  300  15,788
McLeodUSA, Inc. Class A (a)  500  19,484
Network Long Distance, Inc. (a)  100  1,500
NEXTLINK Communications, Inc.
 Class A (a)  300  9,038
North Pittsburgh Systems, Inc.   100  1,650
Pacific Gateway Exchange, Inc. (a)  200  8,663
Primus Telecommunications Group, Inc. (a)  300  7,800
Qwest Communications International, Inc.   2,000  70,250
Shared Technologies Fairchild, Inc. (a)  75  1,106
Source Media, Inc. (a)  100  1,275
Southern New England
 Telecommunications Corp.   700  44,188
STAR Telecommunications, Inc.   200  7,475
Startec Global Communications Corp.   100  2,481
Tel-Save Holdings, Inc. (a)  800  22,150
Telegroup, Inc. (a)  200  3,500
Teleport Communications Group, Inc.
 Class A (a)  600  32,775
Transaction Network Services, Inc. (a)  100  1,975
Trescom International, Inc. (a)  100  894
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Viatel, Inc. (a)  200 $ 1,800
West TeleServices Corp. (a)  500  7,250
Winstar Communications, Inc. (a)  400  16,825
  461,613
WATER - 0.1%
American Water Works, Inc.   600  18,000
Aquarion Co.   100  3,513
Consumers Water Co.   100  1,963
E Town Corp.   100  3,625
Pennsylvania Enterprises, Inc.   100  2,513
Philadelphia Suburban Corp.   133  2,918
Southern California Water Co.   100  2,531
United Water Resources, Inc.   300  5,888
  40,951
TOTAL UTILITIES   2,392,276
TOTAL COMMON STOCKS
 (Cost $29,040,019)   30,609,148
U.S. TREASURY OBLIGATIONS - 10.5%
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
U.S. Treasury Bills, yields at dates of
 purchase 4.99% to 5.43%,
 4/16/98 to 6/4/98 (b)
 (Cost $3,572,453) $ 3,616,000  3,573,206
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $32,612,472)  $ 34,182,354
FUTURES CONTRACTS
  EXPIRATION UNDERLYING FACE UNREALIZED
PURCHASED  DATE AMOUNT AT VALUE GAIN/(LOSS)
14 S&P 500 Index Contracts Mar. 98 $ 3,676,750 $ 53,885
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENT IN
SECURITIES - 10.8%
LEGEND
1. Non-income producing
2. Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $166,250.
INCOME TAX INFORMATION
At February 28, 1998, the aggregate cost of investment securities for income tax purposes was $32,612,815. Net unrealized appreciation aggregated $1,569,539, of which $2,716,767 related to appreciated investment securities and $1,147,228 related to depreciated investment securities.
The fund hereby designates approximately $2,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES


 FEBRUARY 28, 1998


ASSETS


INVESTMENT IN SECURITIES, AT VALUE                                                                                $
34,182,354
(COST $32,612,472) -

SEE ACCOMPANYING SCHEDULE


CASH                                                                                                               19,613


RECEIVABLE FOR INVESTMENTS SOLD                                                                                    39,279


RECEIVABLE FOR FUND SHARES SOLD                                                                                    1,053,491


DIVIDENDS RECEIVABLE                                                                                               17,475


INTEREST RECEIVABLE                                                                                                1,389


PURCHASE FEES RECEIVABLE                                                                                           7,921


OTHER RECEIVABLES                                                                                                  792


PREPAID EXPENSES                                                                                                   7,216


RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                                                          14,177


 TOTAL ASSETS
35,343,707

LIABILITIES


PAYABLE FOR INVESTMENTS PURCHASED                                                                      $ 33,259


PAYABLE FOR FUND SHARES REDEEMED                                                                        10,910


PAYABLE FOR DAILY VARIATION ON                                                                          5,206

FUTURES CONTRACTS


OTHER PAYABLES AND                                                                                      39,585

ACCRUED EXPENSES


 TOTAL LIABILITIES                                                                                                 88,960


NET ASSETS                                                                                                        $
35,254,747

NET ASSETS CONSIST OF:


PAID IN CAPITAL                                                                                                   $
33,392,656

UNDISTRIBUTED NET INVESTMENT INCOME                                                                                48,883


ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                189,441


NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                                          1,623,767


NET ASSETS, FOR 1,317,147 SHARES OUTSTANDING                                                                      $
35,254,747

NET ASSET VALUE, OFFERING PRICE                                                                                    $26.77

AND REDEMPTION PRICE PER SHARE ($35,254,747 (DIVIDED BY) 1,317,147 SHARES) A


A OFFERING PRICE PER SHARE DOES NOT INCLUDE THE EFFECT OF THE PURCHASE FEE.



STATEMENT OF OPERATIONS

 NOVEMBER 5, 1997 (COMMENCEMENT OF OPERATIONS) TO
 FEBRUARY 28, 1998

INVESTMENT INCOME                                                               $ 74,171
DIVIDENDS

INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $2,306)                       42,416

 TOTAL INCOME                                                                    116,587

EXPENSES

MANAGEMENT AND SUB-ADVISORY FEES                                   $ 18,182

TRANSFER AGENT FEES                                                 9,369

ACCOUNTING FEES                                                     19,211

NON-INTERESTED TRUSTEES' COMPENSATION                               18

REGISTRATION FEES                                                   42,939

AUDIT                                                               22,300

MISCELLANEOUS                                                       251

 TOTAL EXPENSES BEFORE REDUCTIONS                                   112,270

 EXPENSE REDUCTIONS                                                 (94,202)     18,068

NET INVESTMENT INCOME                                                            98,519

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              75,597

 FOREIGN CURRENCY TRANSACTIONS                                      5

 FUTURES CONTRACTS                                                  121,558      197,160

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              1,569,882

 FUTURES CONTRACTS                                                  53,885       1,623,767

NET GAIN (LOSS)                                                                  1,820,927

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 1,919,446


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   NOVEMBER 5, 1997
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    FEBRUARY 28, 1998


OPERATIONS                                                                   $ 98,519
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                     197,160

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                         1,623,767

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              1,919,446

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                      (57,356)

SHARE TRANSACTIONS                                                            36,182,093
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                                                57,314

 COST OF SHARES REDEEMED                                                      (3,121,662)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS      33,117,745

PURCHASE FEES                                                                 274,912

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                     35,254,747

NET ASSETS

 BEGINNING OF PERIOD                                                          -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $48,883)    $ 35,254,747

OTHER INFORMATION
SHARES

 SOLD                                                                         1,440,826

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                                      2,358

 REDEEMED                                                                     (126,037)

 NET INCREASE (DECREASE)                                                      1,317,147



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
SELECTED PER-SHARE DATA   NOVEMBER 5, 1997
                          (COMMENCEMENT
                          OF OPERATIONS) TO
                          FEBRUARY 28, 1998




NET ASSET VALUE, BEGINNING OF PERIOD                                                 $ 25.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                                             .11

 NET REALIZED AND UNREALIZED GAIN (LOSS)                                             1.43

 TOTAL FROM INVESTMENT OPERATIONS                                                    1.54



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                                          (.07)

PURCHASE FEES ADDED TO PAID IN CAPITAL                                               .30

NET ASSET VALUE, END OF PERIOD                                                       $ 26.77

TOTAL RETURN B, C                                                                    7.39%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                                              $ 35,255

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                              .26% A, E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                                 1.44% A

PORTFOLIO TURNOVER RATE                                                              40% A

AVERAGE COMMISSION RATE F                                                            $ .0203

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING
THE PERIOD SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER
(SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED.  THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED FEBRUARY 28, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Extended Market Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying the fund and shares of the fund for distribution under federal and state securities law. These expenses are borne by the fund and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, partnerships and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
PURCHASE FEES. Shares purchased in the fund are subject to a purchase fee equal to 0.75% of the amount invested. This fee, which is retained by the fund, is accounted for as an addition to paid in capital. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS - CONTINUED
underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $31,091,750 and $2,120,869, respectively.
The market value of futures contracts opened and closed during the period amounted to $20,164,545 and $16,663,238, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .24% of the fund's average net assets.
SUB-ADVISER FEE. FMR and the fund have entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management, securities lending and custodial services to the fund. For these services, FMR pays Bankers Trust fees at an annual rate of 0.0125% of the fund's average net assets. In addition, the fund pays Bankers Trust fees equal to 40% of net income from the fund's security lending program. For the period, the fund paid Bankers Trust $917.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $345,878 and $349,722.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding sub-advisory fees associated with securities lending, interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 0.25% of average net assets. For the period, the reimbursement reduced the expenses by $94,202.
7. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 38% of the total outstanding shares of the fund.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Extended Market Index Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Concord Street Trust: Spartan Extended Market Index Fund, including the schedule of portfolio investments, as of February 28, 1998, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period November 5, 1997 (commencement of operations) to February 28, 1998. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Concord Street Trust: Spartan Extended Market Index Fund as of February 28, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period November 5, 1997 (commencement of operations) to February 28, 1998, in conformity with generally accepted accounting principles.

/s/Coopers & Lybrand L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
April 3, 1998
DISTRIBUTIONS


The Board of Trustees of Spartan Extended Market Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distribution derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

PAY DATE   4/6/98
RECORD DATE   4/3/98
DIVIDENDS   $.04
SHORT-TERM
CAPITAL GAIN   $.10
LONG-TERM
CAPITAL GAINS   $.08
LONG-TERM
CAPITAL GAIN BREAKDOWN:
 28% rate   -
 20% rate   100%

A total of 44.56% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 43.29% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1999 of these percentages for use in preparing 1998 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS
THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP61
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Bankers Trust Company
New York, NY
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Bankers Trust Company
New York, NY
* INDEPENDENT TRUSTEES

(2_FIDELITY_LOGOS)
SPARTAN(registered trademark)
TOTAL MARKET INDEX
FUND
ANNUAL REPORT
FEBRUARY 28, 1998
CONTENTS



PRESIDENT'S MESSAGE                 3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE                         4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                           5    THE MANAGER'S REVIEW OF FUND PERFORMANCE, STRATEGY
                                         AND OUTLOOK.

INVESTMENT SUMMARY                  6    A SUMMARY OF THE FUND'S INVESTMENTS.

INVESTMENTS                         7    A COMPLETE LIST OF THE FUND'S INVESTMENTS WITH THEIR
                                         MARKET VALUES.

FINANCIAL STATEMENTS                25   STATEMENTS OF ASSETS AND LIABILITIES, OPERATIONS, AND
                                         CHANGES IN NET ASSETS, AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                               27   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT ACCOUNTANTS   29   THE AUDITORS' OPINION.

DISTRIBUTIONS                       30



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING
POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. PRESIDENT'S MESSAGE




DEAR SHAREHOLDER:
Through the first two months of 1998, investors were still trying to discern what effects ongoing troubles in Southeast Asia might have on global economies and markets. The U.S. stock market continued to do well despite these ongoing uncertainties, paced by sustained corporate profits and signs of recovery in the Asian markets. Bonds, on the other hand, struggled somewhat in February as the pace of stock investors' "flight to quality" slowed in the face of this positive news, and issuers flooded the market with new debt to take advantage of lower interest rates. Nonetheless, these lower rates, subdued inflation and moderate growth created a generally favorable climate for bond investors.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and the effect of the 0.50% purchase fee. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                 PAST 3   LIFE OF
FEBRUARY 28, 1998            MONTHS   FUND

SPARTAN TOTAL MARKET INDEX   10.07%   11.48%

SPARTAN TOTAL MARKET INDEX   9.52%    10.92%
(INCL. 0.50% PURCHASE FEE)

WILSHIRE 5000                9.86%    10.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, three months, or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Wilshire 5000 Index - an unmanaged index of approximately 7,400 U.S. equity securities. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.


UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Frank Salerno, Portfolio Manager of Spartan
Total Market Index Fund for Bankers Trust, sub-adviser of the fund
Q. HOW DID THE FUND PERFORM, FRANK?
A. From its inception on November 5, 1997, through February 28, 1998, the fund posted a total return of 11.48% (not counting the purchase fee), while the Wilshire 5000 Index returned 10.19%. Most of the difference in the performance between the fund and the index took place in the fund's first few weeks. For the three months from November 30, 1997, through February 28, 1998, the fund returned 10.07%, or much closer to the index's return of 9.86% for the same period.
Q. HOW WOULD YOU CHARACTERIZE THE MARKET ENVIRONMENT DURING THE PAST
FOUR MONTHS?
A. After posting strong gains from the start of 1997 through the beginning of October, the U.S. stock market experienced some volatility from that point on through to the end of February. There were a couple of reasons behind this volatility. First, Federal Reserve Board Chairman Alan Greenspan said the low jobless rate in the U.S. could lead to wage increases and inflationary pressures - conditions that could have tempted the Fed to raise short-term interest rates. On top of that, Southeast Asian economies began a freefall after several countries in the region experienced currency difficulties. As fears about the global effects of the Asian turmoil began surfacing, the U.S. stock market took a big hit on October 27, just before the fund commenced operations, with the Dow Jones Industrial Average experiencing its biggest one-day point drop in history. The Dow rebounded significantly the next day, but the two-day turbulence paved the way for the market's ups and downs over the next several months. Investors began a "flight to quality" at the end of 1997 and into the first months of 1998 - meaning they sought out the more liquid, large-cap stocks, as well as U.S. Treasury bonds and utility stocks. For the most part, this drove the market higher - especially in early 1998 - but at times left many smaller-cap companies in the dust. At other times over the past few months, small-caps rebounded because many of them tend to have domestically oriented business and little exposure to Asia. At the end of February 1998, Greenspan cautioned that the Asian financial turmoil created "storm clouds" over the U.S. economy, while warning about the inflation threats caused by an unusually tight labor market.
Q. FINANCE STOCKS HAVE PERFORMED WELL OVER THE PAST FEW YEARS. HOW DID THIS SECTOR PERFORM MORE RECENTLY?
A. Most banks and brokerage stocks have performed well as a result of low interest rates, additional fee-based revenues, increased merger and acquisition activity and robust capital markets. Many finance stocks - especially those with sizeable exposures to international markets - suffered a correction in late 1997, but rebounded in early 1998.
Q. TECHNOLOGY ALSO HAS BEEN A STRONG DRIVER OF THE MARKET'S RETURNS OVER THE PAST FEW YEARS. HOW DID THAT SECTOR FARE MORE RECENTLY?
A. The technology sector as a whole fell victim to the Asian financial crisis in the fourth quarter of 1997 and into early 1998. Technology companies, especially semiconductor and component makers, export many of their products to the Far East, so their stocks took a hit in anticipation of reduced future earnings. Software makers that primarily earn their revenues through domestic business continued to perform well, and large-cap names such as Microsoft benefited from the flight to quality at the end of the period.
Q. WHAT ABOUT HEALTH CARE STOCKS?
A. These stocks generally performed well since the fund began. Pharmaceutical stocks led the sector's gains, fueled by solid earnings, the recent flight to quality and accelerated reviews by the Food and Drug Administration (FDA).
Q. WERE THERE ANY SECTORS OF THE MARKET THAT PROVED TO BE
DISAPPOINTING?
A. Energy stocks were hurt by the Asian crisis because Asia is responsible for a large portion of the growth in demand for most energy commodities.
Q. WHAT'S YOUR OUTLOOK?
A. At the end of the period, Greenspan warned about the possibility of inflation caused by unusually tight labor markets, despite the "storm clouds" created by the turbulence in Asia. These competing interests seem to signal steady monetary policy in the near future. In addition, the U.S. economy continues to grow at a moderate rate, which bodes well for long-term gains in the stock market.



FUND FACTS
START DATE:
FUND NUMBER:
TRADING SYMBOL:
SIZE:
MANAGER:
(checkmark)

INVESTMENT SUMMARY


TOP TEN STOCKS AS OF FEBRUARY 28, 1998
                                % OF FUND'S INVESTMENTS

GENERAL ELECTRIC CO.            2.0

MICROSOFT CORP.                 1.6

COCA-COLA CO. (THE)             1.3

EXXON CORP.                     1.2

MERCK & CO., INC.               1.2

INTEL CORP.                     1.1

PROCTER & GAMBLE CO.            0.9

PFIZER, INC.                    0.9

PHILIP MORRIS COMPANIES, INC.   0.8

WAL-MART STORES, INC.           0.8

TOP TEN MARKET SECTORS AS OF FEBRUARY 28, 1998
                                   % OF FUND'S INVESTMENTS

FINANCE                            15.3

TECHNOLOGY                         13.0

HEALTH                             9.4

UTILITIES                          8.2

NONDURABLES                        7.0

ENERGY                             5.3

MEDIA & LEISURE                    4.6

RETAIL & WHOLESALE                 4.4

INDUSTRIAL MACHINERY & EQUIPMENT   4.3

BASIC INDUSTRIES                   4.2


INVESTMENTS FEBRUARY 28, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 86.0%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.6%
AEROSPACE & DEFENSE - 1.3%
AAR Corp.   150 $ 4,556
AlliedSignal, Inc.   1,500  63,844
BE Aerospace, Inc. (a)  200  5,888
Boeing Co.   2,700  146,475
Gulfstream Aerospace Corp. (a)  300  12,150
Harsco Corp.   100  4,188
Lockheed Martin Corp.   500  58,344
Orbital Sciences Corp. (a)  200  7,625
Precision Castparts Corp.   200  11,088
Rockwell International Corp.   700  42,350
Sundstrand Corp.   300  18,150
Textron, Inc.   600  44,963
Thiokol Corp.   100  9,563
United Technologies Corp.   600  53,588
Wyman-Gordon Co. (a)  300  6,000
  488,772
DEFENSE ELECTRONICS - 0.2%
Litton Industries, Inc. (a)  100  6,225
Northrop Grumman Corp.   200  27,800
Raytheon Co. Class B  800  47,050
Stanford Telecommunications, Inc. (a)  100  1,863
Tracor, Inc. (a)  100  3,063
  86,001
SHIP BUILDING & REPAIR - 0.1%
General Dynamics Corp.   200  17,350
Halter Marine Group, Inc. (a)  200  3,925
Newport News Shipbuilding, Inc.   100  2,725
  24,000
TOTAL AEROSPACE & DEFENSE   598,773
BASIC INDUSTRIES - 4.2%
CHEMICALS & PLASTICS - 2.2%
ARCO Chemical Co.   200  9,463
Air Products & Chemicals, Inc.   300  25,181
Airgas, Inc. (a)  100  1,794
Albemarle Corp.   100  2,438
Avery Dennison Corp.   400  20,200
Betz Dearborn, Inc.   200  12,838
Cabot Corp.   100  3,525
Crompton & Knowles Corp.   300  9,038
Cytec Industries, Inc. (a)  200  9,775
Dow Chemical Co.   600  54,900
du Pont (E.I.) de Nemours & Co.   3,200  196,200
Eastman Chemical Co.   300  19,650
Engelhard Corp.   600  10,875
Ethyl Corp.   200  1,650
FMC Corp. (a)  100  7,238
Ferro Corp.   150  4,041
Geon Co.   100  2,000
Georgia Gulf Corp.   200  6,588
Goodrich (B.F.) Co.   270  13,382
Great Lakes Chemical Corp.   300  14,588
Hanna (M.A.) Co.   100  2,319
Hercules, Inc.   400  19,325
IMC Global, Inc.   400  15,275
International Specialty Products, Inc. (a)  100  1,594
Lubrizol Corp.   300  11,569
Lyondell Petrochemical Co.   100  2,725
Millennium Chemicals, Inc.   400  10,325
Minerals Technologies, Inc.   100  4,775
Monsanto Co.   1,600  81,400

 SHARES VALUE (NOTE 1)
Morton International, Inc.   500 $ 16,531
NL Industries, Inc. (a)  100  1,488
Nalco Chemical Co.   300  12,075
Olin Corp.   100  4,581
PPG Industries, Inc.   600  38,888
Praxair, Inc.   500  23,906
Quaker State Corp.   100  1,513
Raychem Corp.   400  17,375
Rohm & Haas Co.   200  20,388
Schulman (A.), Inc.   200  5,100
Scotts Co. Class A (a)  100  3,400
Sealed Air Corp. (a)  200  13,463
Solutia, Inc.  200  5,463
Terra Industries, Inc.   100  1,188
Union Carbide Corp.   500  23,219
Valhi, Inc.   100  963
Valspar Corp.   100  3,506
Wellman, Inc.   100  2,150
Witco Corp.   100  3,981
W.R. Grace & Co.   300  25,181
  799,030
IRON & STEEL - 0.3%
AK Steel Holding Corp.   400  7,475
Aeroquip Vickers, Inc.   100  5,806
Allegheny Teledyne, Inc.   700  18,988
Bethlehem Steel Corp. (a)  500  5,313
Birmingham Steel Corp.   100  1,756
Cleveland Cliffs, Inc.   100  5,138
ICO, Inc.   100  475
Inland Steel Industries, Inc.   300  6,188
LTV Corp.   500  6,031
Lukens, Inc.   100  3,000
Mueller Industries, Inc. (a)  100  5,513
NS Group, Inc. (a)  200  2,850
National Steel Corp. Class B  100  1,550
Nucor Corp.   300  15,450
Oregon Steel Mills, Inc.   100  2,013
Quanex Corp.   100  3,313
Steel Dynamics, Inc. (a)  300  5,700
Titan International, Inc.   100  1,875
USX-U.S. Steel Group  400  14,050
WHX Corp. (a)  100  1,363
Worthington Industries, Inc.   500  8,563
  122,410
METALS & MINING - 0.4%
Alumax, Inc. (a)  300  11,119
Aluminum Co. of America  600  44,025
ASARCO, Inc.   300  6,638
Cable Design Technology Corp. (a)  150  4,359
Commonwealth Industries, Inc.   100  1,456
Commscope, Inc.   200  2,675
Cyprus Amax Minerals Co.   500  8,188
Essex International, Inc.   200  7,775
Freeport-McMoRan Copper
 & Gold, Inc. Class B  800  12,050
General Cable Corp.   100  4,144
Handy & Harman  100  3,644
International FiberCom, Inc. (a)  100  600
Kaiser Aluminum Corp. (a)  100  981
Martin Marietta Materials, Inc.   300  11,419
Oregon Metallurgical Corp. (a)  100  3,450
Phelps Dodge Corp.   200  12,700
Reynolds Metals Co.   300  18,694
Titanium Metals Corp. (a)  200  6,025
  159,942
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - CONTINUED
PACKAGING & CONTAINERS - 0.3%
Ball Corp.   200 $ 6,525
Bemis Co., Inc.   100  4,506
Corning, Inc.   800  32,500
Crown Cork & Seal Co., Inc.   500  27,000
Owens-Illinois, Inc. (a)  300  11,513
Sonoco Products Co.   300  11,606
Tupperware Corp.   100  2,688
  96,338
PAPER & FOREST PRODUCTS - 1.0%
American Pad & Paper Co. (a)  100  831
Boise Cascade Corp.   300  9,994
Bowater, Inc.   200  9,900
Caraustar Industries, Inc.   100  3,375
Champion International Corp.   300  15,319
Chesapeake Corp.   100  3,394
Consolidated Papers, Inc.   100  5,806
Fort James Corp.   500  22,688
Georgia-Pacific Corp.   300  17,606
Georgia-Pacific Corp. (Timber Group)  400  9,125
International Paper Co.   800  37,300
Jefferson Smurfit Corp. (a)  200  2,988
Kimberly-Clark Corp.   1,742  97,008
Louisiana-Pacific Corp.   500  10,969
Mail-Well, Inc. (a)  100  3,988
Mead Corp.   400  13,675
Pentair, Inc.   100  4,119
Potlatch Corp.   100  4,331
St. Joe Corp.   100  3,413
Stone Container Corp. (a)  100  1,125
Temple-Inland, Inc.   200  11,925
Union Camp Corp.   300  17,925
Unisource Worldwide, Inc.   300  4,088
Westvaco Corp.   200  6,500
Weyerhaeuser Co.   700  34,956
Willamette Industries, Inc.   200  7,388
  359,736
TOTAL BASIC INDUSTRIES   1,537,456
CONSTRUCTION & REAL ESTATE - 2.0%
BUILDING MATERIALS - 0.4%
Aavid Thermal Technologies, Inc. (a)  100  3,438
American Residential Services, Inc. (a)  100  1,088
American Standard Companies, Inc. (a)  300  13,350
Armstrong World Industries, Inc.   200  15,700
CalMat Co.   100  2,875
Coltec Industries, Inc. (a)  100  2,606
Crane Co.   100  4,900
Dal-Tile International, Inc. (a)  100  1,131
Industrial Holdings, Inc. (a)  100  1,200
Johns-Manville Corp.   200  2,413
Lafarge Corp.   100  3,356
Mark IV Industries, Inc.   300  6,975
Masco Corp.   600  32,625
Medusa Corp.   200  9,463
Owens-Corning  100  3,088
RPM, Inc.   525  8,925
ROHN Industries, Inc.   100  578
Sherwin-Williams Co.   700  23,406
Tecumseh Products Co. Class A  200  10,025
USG Corp. (a)  100  5,463
Watsco, Inc. Class A  100  2,738
York International Corp.   300  13,181
  168,524

 SHARES VALUE (NOTE 1)
CONSTRUCTION - 0.2%
American Homestar Corp. (a)  200 $ 4,138
Centex Corp.   100  7,306
Clayton Homes, Inc.   200  3,975
Continental Homes Holding Corp.   100  4,806
D.R. Horton, Inc.   300  6,994
Engle Homes, Inc.   200  3,400
Fleetwood Enterprises, Inc.   200  9,375
Kaufman & Broad Home Corp.   100  2,588
Morrison Knudsen Corp. (a)  100  1,219
Oakwood Homes Corp.   200  7,925
Toll Brothers, Inc. (a)  200  6,000
Walter Industries, Inc. (a)  100  1,906
  59,632
ENGINEERING - 0.2%
Apogee Enterprises, Inc.   300  3,881
Billing Information Concepts Corp. (a)  300  8,700
DSP Group, Inc. (a)  100  2,463
EG & G, Inc.   300  8,081
Fluor Corp.   400  18,825
Foster Wheeler Corp.   200  5,350
IDM Environmental Corp. (a)  100  481
MasTec, Inc. (a)  100  2,800
Sylvan Learning Systems (a)  200  9,163
  59,744
REAL ESTATE - 0.1%
American International Petroleum Corp. (a)  100  356
Cadiz Land Inc. (a)  200  1,638
Catellus Development Corp. (a)  100  1,813
Fairfield Communities, Inc. (a)  300  6,713
Kapson Senior Quarters Corp. (a)  100  1,419
Pierce Leahy Corp.   100  2,556
Price Enterprises, Inc.   100  1,988
Rouse Co. (The)  300  9,975
Stewart Enterprises, Inc. Class A  300  14,138
  40,596
REAL ESTATE INVESTMENT TRUSTS - 1.1%
Apartment Investment & Management
 Co. Class A  200  7,288
Arden Realty Group, Inc.   200  5,713
Bay Apartment Communities, Inc.   100  3,781
Boston Properties, Inc.   200  6,800
Brandywine Realty Trust   100  2,363
Camden Property Trust (SBI)  300  8,681
Capstead Mortgage Corp.   400  7,600
CarrAmerica Realty Corp.   300  8,925
Colonial Properties Trust (SBI)  100  3,038
Cornerstone Properties, Inc.   100  1,788
Crescent Real Estate Equities, Inc.   500  17,031
Developers Diversified Realty Corp.   200  8,163
Duke Realty Investors, Inc.   400  9,175
Equity Inns, Inc.   100  1,588
Equity Office Properties Trust   740  21,830
Equity Residential Properties Trust (SBI)   400  19,175
Felcor Suite Hotels, Inc.  200  7,175
First Industrial Realty Trust, Inc.   200  7,225
First Union Real Estate Equity &
 Mortgage Investments  100  1,181
Gables Residential Trust (SBI)  100  2,644
Glenborough Realty Trust, Inc.  100  2,850
Glimcher Realty Trust (SBI)  100  2,250
Health and Retirement Properties Trust  400  8,000
Highwoods Properties, Inc.   300  10,444
Hospitality Properties Trust (SBI)  300  10,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
INMC Mortgage Holdings, Inc.   300 $ 7,894
JDN Realty Corp.   100  3,325
Kilroy Realty Corp.   100  2,631
Kimco Realty Corp.   100  3,513
Liberty Property Trust (SBI)   300  7,969
Mack-Cali Realty Corp.   300  11,325
Merry Land & Investment Co., Inc.   100  2,319
Mills Corp.   200  5,338
Nationwide Health Properties, Inc.   100  2,644
New Plan Realty Trust (SBI)  300  7,481
Oasis Residential, Inc.  100  2,144
Ocwen Asset Investment Corp.   200  3,938
Patriot American Hospitality, Inc.   400  10,000
Post Properties, Inc.   200  7,800
Prentiss Properties Trust (SBI)  200  5,338
Price, Inc. CL B  100  4,456
Public Storage, Inc.   500  15,406
Reckson Associates Realty Corp.   300  7,556
Redwood Trust, Inc.   100  1,950
Security Capital Atlantic, Inc.  100  2,125
Security Capital Industrial Trust, Inc.  200  4,850
Security Capital Pacific Trust (SBI)  200  4,588
Simon Debartolo Group, Inc.   600  18,525
Spieker Properties, Inc.   300  11,906
Starwood Hotels & Resorts Trust  383  21,663
Sunstone Hotel Investors, Inc.  100  1,600
Thornburg Mortgage Asset Corp.   100  1,550
Trinet Corporate Realty Trust, Inc.   100  3,875
United Dominion Realty Trust, Inc.   500  7,000
Vornado Realty Trust  300  12,731
Walden Residential Properties, Inc.   100  2,475
Westfield America, Inc.   100  1,788
  392,911
TOTAL CONSTRUCTION & REAL ESTATE   721,407
DURABLES - 3.4%
AUTOS, TIRES, & ACCESSORIES - 2.1%
AutoZone, Inc. (a)  600  18,150
Bandag, Inc.   200  11,213
Borg-Warner Automotive, Inc.   100  5,863
Breed Technologies, Inc.   200  4,350
Casey's General Stores, Inc.   400  6,025
Chrysler Corp.   1,800  70,088
Cooper Tire & Rubber Co.   200  4,613
Cummins Engine Co., Inc.   200  11,575
Dana Corp.   400  21,825
Danaher Corp.   100  7,194
Eaton Corp.   300  28,819
Echlin, Inc.   300  15,169
Federal-Mogul Corp.   100  4,906
Federal Signal Co.   300  7,050
Ford Motor Co.   3,300  186,656
General Motors Corp.   1,900  130,981
Gentex Corp. (a)  200  6,450
Genuine Parts Co.   700  25,900
Getty Petroleum Marketing, Inc. (a)  100  675
Goodyear Tire & Rubber Co.   400  27,650
ITT Industries, Inc.   300  10,275
Intermet Corp.   100  1,975
Johnson Controls, Inc.   400  22,225
Lear Corp. (a)  300  15,863

 SHARES VALUE (NOTE 1)
Mascotech, Inc.   100 $ 2,075
Meritor Automotive, Inc.   300  7,500
Miller Industries, Inc. (a)  100  725
NGC Corp.   200  3,100
Navistar International Corp. (a)  100  3,038
OmniQuip International, Inc.   100  2,500
O'Reilly Automotive, Inc. (a)  200  5,938
PACCAR, Inc.   300  18,994
Pep Boys-Manny, Moe & Jack  400  10,250
SPX Corp.   100  7,469
Snap-On Tools Corp.   300  12,750
Standard Products Co.   100  3,263
TRW, Inc.   500  27,406
Tower Automotive, Inc. (a)  100  4,544
Ugly Duckling Corp. (a)  100  1,000
United Auto Group, Inc. (a)  200  3,288
Wabash National Corp.   100  2,969
  762,299
CONSUMER DURABLES - 0.3%
Blyth Industries, Inc. (a)  200  6,013
Dupont Photomasks, Inc. (a)  100  4,400
Minnesota Mining & Manufacturing Co.   1,100  93,844
SAF T LOK, Inc. (a)  100  378
Samsonite Corp. (a)  200  6,600
Sola Group Ltd. (a)  100  3,794
  115,029
CONSUMER ELECTRONICS - 0.3%
Black & Decker Corp.   300  15,113
General Motors Corp. Class H   400  16,575
Harman International Industries, Inc.   100  4,650
Maytag Co.   400  18,000
Movado Group, Inc.   100  2,150
Newell Co.   500  22,938
Sunbeam-Oster, Inc.   400  16,550
Whirlpool Corp.   300  20,044
  116,020
HOME FURNISHINGS - 0.1%
Ethan Allen Interiors, Inc.   200  11,150
Furniture Brands International, Inc. (a)  300  8,213
Heilig-Meyers Co.   300  4,650
Knoll, Inc.   100  3,563
Leggett & Platt, Inc.   200  10,038
Linens'n Things, Inc. (a)  100  5,038
Miller (Herman), Inc.   100  6,125
  48,777
TEXTILES & APPAREL - 0.6%
Ashworth, Inc. (a)  200  2,788
Burlington Industries, Inc. (a)  100  1,656
Collins & Aikman Corp. (a)  100  788
Donna Karan International, Inc. (a)  100  1,169
Fruit of the Loom, Inc. Class A (a)  300  9,638
Interface, Inc. Class A  200  7,650
Intimate Brands, Inc. Class A  900  24,413
Jones Apparel Group, Inc. (a)  200  11,000
Kellwood Co.   200  6,488
Liz Claiborne, Inc.   300  15,000
Mohawk Industries, Inc. (a)  100  2,625
Nautica Enterprises, Inc. (a)  200  5,763
NIKE, Inc. Class B  700  30,713
Nine West Group, Inc. (a)  200  5,500
North Face, Inc. (a)  100  2,750
Pacific Sunwear of California, Inc. (a)  100  3,463
Polo Ralph Lauren Corp. Class A  200  5,650
Reebok International Ltd. (a)  300  9,356
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
TEXTILES & APPAREL - CONTINUED
St. John Knits, Inc.   100 $ 4,225
Shaw Industries, Inc.   200  2,375
Sport-Haley, Inc. (a)  100  1,181
Springs Industries, Inc. Class A  100  5,594
Stride Rite Corp.   100  1,225
Timberland Co. Class A (a)  100  7,250
Unifi, Inc.   200  7,350
VF Corp.   300  14,306
Vans, Inc. (a)  200  1,925
Warnaco Group, Inc. Class A  300  11,138
Westpoint Stevens, Inc. Class A (a)  100  5,338
Wolverine World Wide, Inc.   300  8,438
  216,755
TOTAL DURABLES   1,258,880
ENERGY - 5.3%
COAL - 0.0%
MAPCO, Inc.   200  10,763
Zeigler Coal Holding Co.   100  1,606
  12,369
ENERGY SERVICES - 1.0%
American Oilfield Divers, Inc. (a)  100  1,188
BJ Services Co. (a)  400  13,750
Baker Hughes, Inc.   400  16,375
Cliffs Drilling Co. (a)  100  3,875
Dawson Production Services, Inc. (a)  100  1,206
Diamond Offshore Drilling, Inc.   400  18,125
Dresser Industries, Inc.   500  22,344
ENSCO International, Inc.   300  8,738
Global Industries Ltd. (a)  400  6,900
Global Marine, Inc. (a)  400  9,275
Halliburton Co.   600  27,900
Helmerich & Payne, Inc.   300  8,681
Key Energy Group, Inc. (a)  200  3,538
Marine Drilling Companies, Inc. (a)  300  5,381
Maverick Tube Corp. (a)  100  1,944
McDermott International, Inc.   200  7,875
Nabors Industries, Inc. (a)  200  4,575
Newpark Resources, Inc. (a)  400  7,700
Noble Drilling Corp. (a)  300  8,513
Oceaneering International, Inc. (a)  100  1,656
Offshore Logistics, Inc. (a)  100  1,763
Parker Drilling Co. (a)  100  1,100
Patterson Energy, Inc. (a)  200  2,000
Pool Energy Services Co. (a)  200  4,725
Pride International, Inc. (a)  300  6,844
Rowan Companies, Inc. (a)  200  5,638
Schlumberger Ltd.   1,300  97,988
SEACOR SMIT, Inc. (a)  100  5,594
Smith International, Inc. (a)  100  5,325
Superior Energy Services, Inc. (a)  100  888
Tidewater, Inc.   100  4,450
Transocean Offshore, Inc.   400  17,200
Tuboscope, Inc. (a)  100  1,956
Varco International, Inc. (a)  200  4,975
Weatherford Enterra, Inc. (a)  100  3,463
Western Atlas, Inc.   200  15,188
  358,636
OIL & GAS - 4.3%
Amerada Hess Corp.   300  17,794
Amoco Corp.   1,300  110,500

 SHARES VALUE (NOTE 1)
Anadarko Petroleum Corp.   300 $ 19,350
Apache Corp.   400  13,600
Ashland, Inc.   300  16,706
Atlantic Richfield Co. (a)  800  62,200
Barrett Resources Corp. (a)  200  6,063
Bellwether Exploration Co. (a)  100  913
Benton Oil & Gas Co. (a)  100  1,244
Brown (Tom), Inc. (a)  200  3,963
Burlington Resources, Inc.   600  26,850
Camco International, Inc.   200  11,700
Chevron Corp.   1,800  146,025
Coastal Corp. (The)  400  25,450
Coho Resources, Inc. (a)  300  2,381
Comstock Resources, Inc. (a)  100  944
Cooper Cameron Corp. (a)  200  10,725
Devon Energy Corp.   100  3,406
EEX Corp. (a)  500  4,281
EVI, Inc. (a)  100  4,906
Enron Oil & Gas Co.   500  10,688
Evergreen Resources, Inc. (a)  100  1,638
Exxon Corp.   6,900  440,738
Forcenergy, Inc. (a)  200  4,463
Friede Goldman International, Inc.   200  6,075
Gothic Energy Corp. (a)  200  444
Gulf Island Fabrication, Inc.   100  2,113
Harken Energy Corp. (a)  400  2,700
Hondo Oil & Gas Co. (a)  200  1,350
Houston Exploration Co. (a)  100  1,800
KCS Group, Inc.   100  1,775
Kelley Oil & Gas Corp. (a)  200  450
Kerr-McGee Corp.   200  13,525
Lomak Petroleum, Inc.   100  1,656
Louis Dreyfus Natural Gas Corp. (a)  100  1,806
Mobil Corp.   2,200  159,363
Murphy Oil Corp.   200  9,988
National Energy Group, Inc. (a)  500  1,484
National-Oilwell, Inc. (a)  200  5,600
Newfield Exploration Co. (a)  100  2,400
Noble Affiliates, Inc.   300  11,700
Nuevo Energy Corp. (a)  200  7,175
Occidental Petroleum Corp.   1,200  30,675
Ocean Energy, Inc. (a)  100  4,675
Oryx Energy Co. (a)  500  12,719
Panaco, Inc. (a)  100  375
Patina Oil & Gas Corp.   100  725
Pennzoil Co.   200  13,388
Phillips Petroleum Co.   900  44,100
Pioneer Natural Resources Co.   400  9,475
Pogo Producing Co.   200  5,613
Santa Fe Energy Resources, Inc.   200  2,238
Snyder Oil Corp.   100  1,863
Sun Co., Inc.   300  11,981
Tesoro Petroleum Corp. (a)  100  1,656
Texaco, Inc.   1,700  94,881
3-D Geophysical, Inc. (a)  100  850
Titan Exploration, Inc. (a)  100  725
Tosco Corp.   400  14,850
USX-Marathon Group   700  24,194
Ultramar Diamond Shamrock Corp.   300  10,706
UNIFAB International, Inc.   100  1,825
Union Pacific Resources Group, Inc.   1,000  22,375
Union Texas Petroleum Holdings, Inc.   400  8,075
United Meridian Corp. (a)  200  5,463
Unocal Corp.   900  33,919
Vastar Resources, Inc.   200  7,438
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Veritas DGC, Inc. (a)  100 $ 4,131
Vintage Petroleum, Inc.   300  6,019
Wainoco Oil Corp. (a)  100  850
  1,553,716
TOTAL ENERGY   1,924,721
FINANCE - 15.3%
BANKS - 6.7%
AmSouth Bancorporation  400  22,475
Associated Bancorporation  300  15,713
BB&T Corp.   300  18,619
Banc One Corp.   1,740  98,310
Bank of Commerce San Diego California  200  2,888
Bank of New York Co., Inc.   900  52,706
BankBoston Corp.   400  39,875
BankAmerica Corp.   1,900  147,250
CNB Bancshares, Inc.   100  4,638
Capital One Financial Corp.   200  13,438
Chase Manhattan Corp.   1,100  136,469
Citicorp  1,300  172,250
City National Corp.   200  7,438
Colonial Bancgroup, Inc.   100  3,400
Comerica, Inc.   300  30,244
Commerce Bancshares, Inc.   200  14,300
Community First Bankshares, Inc.   200  10,600
Compass Bancshares, Inc.   300  13,800
CoreStates Financial Corp.   500  42,219
Crestar Financial Corp.   400  22,100
Cullen Frost Bankers, Inc.   100  5,694
Deposit Guaranty Corp.   100  5,544
Fifth Third Bancorp  500  39,500
First American Corp.   300  14,363
First Commerce Corp.   200  15,800
First Commercial Corp.   205  13,543
First Hawaiian, Inc.   300  11,888
First Security Corp.   600  13,913
First Tennessee National Corp.   600  19,125
First Union Corp.   1,910  100,633
First Virginia Banks, Inc.   300  15,188
Firstar Corp.   600  25,088
Firstmerit Corp.   100  2,944
Fort Wayne National Corp.   200  9,719
Fulton Financial Corp.   100  3,219
HUBCO, Inc.   203  7,410
Hibernia Corp. Class A  700  14,000
Huntington Bancshares, Inc.   700  25,113
KeyCorp.   700  49,044
Keystone Financial, Inc.   100  4,188
Magna Group, Inc.   200  11,638
Marshall & Ilsley Corp.   400  23,450
Mellon Bank Corp.   700  43,619
Mercantile Bancorp., Inc.   500  27,813
Mercantile Bankshares Corp.   400  14,013
Morgan (J.P.) & Co., Inc.   600  71,700
National City Corp.   700  45,675
National Commerce Bancorp (a)  300  11,288
NationsBank Corp.   2,575  176,388
North Fork Bancorp., Inc.   400  13,675
Northern Trust Corp.   400  30,425
Norwest Corp.   2,000  81,875
ONBANCorp, Inc.   100  7,263
PNC Financial Corp.   800  44,400

 SHARES VALUE (NOTE 1)
Pacific Century Financial Corp.   500 $ 10,781
Peoples Heritage Financial Group, Inc.   200  9,313
Pinnacle Financial Services, Inc.   100  4,744
Popular, Inc.   300  15,684
Provident Financial Group, Inc.   300  15,375
Providian Financial Corp.   300  17,025
Regions Financial Corp.   670  26,633
Republic New York Corp.   200  24,200
Riggs National Corp.   100  2,650
Silicon Valley Bancshares (a)  100  5,700
SouthTrust Corp.   600  24,525
Star Banc Corp.   468  27,554
State Street Corp.   400  24,725
Summit Bancorp  600  29,813
SunTrust Banks, Inc.   600  44,250
Synovus Financial Corp.   500  17,563
T R Financial Corp.   100  3,297
Trans Financial, Inc.   100  4,100
Trustmark Corp.   200  8,775
UST Corp.   200  5,475
U.S. Bancorp   700  80,544
Union Planters Corp.   300  18,544
UnionBanCal Corp.   100  9,313
US Trust Corp.   100  6,394
Valley National Bancorp  100  3,763
Wachovia Corp.   663  52,709
Wells Fargo & Co.   200  64,400
Westamerica Bancorporation  300  10,238
Whitney Holding Corp.   100  6,313
Wilmington Trust Corp.   100  6,188
Zions Bancorp  368  15,824
  2,464,282
CREDIT & OTHER FINANCE - 1.5%
Aames Financial Corp.   300  4,013
Allied Capital Corp.   200  4,700
American Express Co.   1,300  117,081
AmeriCredit Corp. (a)  200  5,463
Arcadia Financial Ltd. (a)  400  3,050
Associates First Capital Corp.   300  24,000
Beneficial Corp.   200  23,600
CFX Corp.   100  3,044
CIT Group, Inc. Class A  500  16,500
Concord EFS, Inc. (a)  300  9,338
Consumer Portfolio Services, Inc. (a)  100  1,050
ContiFinancial Corp. (a)  100  2,713
Countrywide Credit Industries,Inc.   200  8,888
Credit Acceptance Corp. (a)  200  1,638
Equitable Companies, Inc.   500  26,156
Finova Group, Inc.   100  5,500
First Alliance Mortgage Co. (a)  200  3,500
First of America Bank Corp. (a)  300  23,306
First Chicago NBD Corp.   800  65,750
FIRSTPLUS Financial Group, Inc. (a)  100  3,300
Fleet Financial Group, Inc.   115  9,063
Green Tree Financial Corp.   300  6,881
Greenpoint Financial Corp.   200  14,850
HealthCare Financial Partners, Inc. (a)  100  4,113
Household International, Inc.   300  38,963
Imperial Credit Industries (a)  100  2,113
Life Bancorp, Inc.   200  7,175
Long Beach Financial Corp.   300  3,563
MBNA Corp.   1,300  46,556
Mercury Finance Co. (a)  100  56
Moneygram Payment Systems, Inc. (a)  100  1,238
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Money Store, Inc. (The)  300 $ 7,481
Old Kent Financial Corp.   400  15,425
Resource Bancshares Mortgage Group, Inc.   305  4,747
Southern Pacific Funding Corp. (a)  200  3,088
Transamerica Corp.   200  23,288
United Companies Financial Corp.   300  4,706
  545,896
FEDERAL SPONSORED CREDIT - 0.8%
Fannie Mae  2,900  185,056
Freddie Mac  1,900  89,775
SLM Holding Corp.   450  18,591
  293,422
INSURANCE - 4.6%
American General Corp.   829  48,186
AFLAC, Inc.   400  24,575
Aetna, Inc.   500  43,688
Alfa Corp.   100  1,800
Allmerica Financial Corp.   300  18,450
Allstate Corp.   1,100  102,575
AMBAC, Inc.   300  15,975
American Annuity Group, Inc.   100  2,225
American Bankers Insurance Group, Inc.   200  11,250
American Financial Group, Inc.   100  4,044
American International Group, Inc.   1,900  228,356
Amerin Corp. (a)  200  5,850
Amerus Life Holdings, Inc.   67  2,186
Aon Corp.   500  29,906
Argonaut Group, Inc.   200  7,200
Berkley (W.R.) Corp.   200  9,125
Berkshire Hathaway, Inc. Class A (a)  3  167,400
CIGNA Corp.   200  38,200
CMAC Investments  100  6,700
CNA Financial Corp. (a)  100  14,394
Century Business Services, Inc. (a)  200  3,025
Chubb Corp. (The)  500  39,906
Cincinnati Financial Corp.   100  13,500
Citizens Corp.   100  3,338
Commerce Group, Inc.   100  3,500
Conseco, Inc.   400  18,775
Enhance Financial Services Group Corp.   100  6,206
Envoy Corp. (a)  100  4,063
Erie Indemnity Co. Class A  100  2,963
Everest Reinsurance Holdings, Inc.   200  7,375
Fidelity National Financial, Inc.   110  3,218
Financial Security Assurance Holdings Ltd.   100  5,256
First Health Group Corp. (a)  100  4,981
Fremont General Corp.   200  11,738
Frontier Insurance Group, Inc.  200  4,713
General Re Corp.   200  42,600
HCC Insurance Holdings Inc.   300  6,150
Harleysville Group Inc.   100  2,438
Hartford Financial Services Group, Inc.   400  39,300
Hartford Life, Inc. Class A  100  4,306
HealthPlan Services Corp.   100  2,494
INSpire Insurance Solutions, Inc.   100  2,800
Jefferson Pilot Corp.   300  25,163
John Alden Financial Corp.   200  4,488
Lincoln National Corp.   300  25,125
Loews Corp.   300  30,094
MBIA, Inc.   393  28,763
MGIC Investment Corp.   300  22,106
Marsh & McLennan Companies, Inc.   500  43,344

 SHARES VALUE (NOTE 1)
Mercury General Corp.   100 $ 5,675
NAC Re Corp.   100  5,144
Nationwide Financial Services, Inc. Class A  100  4,400
Ohio Casualty Corp.   100  4,675
Old Republic International Corp.   300  12,656
Orion Capital Corp.   100  4,881
PMI Group, Inc.   200  14,550
Penncorp. Financial Group, Inc.   200  6,950
Presidential Life Corp.   100  2,175
Progressive Corp.   100  11,588
Protective Life Corp.   100  6,913
Provident Companies, Inc.   400  14,400
Reliance Group Holdings, Inc.   200  3,400
Reliastar Financial Corp.   400  19,025
SAFECO Corp.   500  26,219
St. Paul Companies, Inc. (The)  300  26,588
Selective Insurance Group, Inc.   200  5,488
SunAmerica, Inc.   500  22,656
TIG Holdings, Inc.   300  7,969
Torchmark Corp.   300  13,969
Transatlantic Holdings, Inc.   100  7,563
Travelers Property Casualty Corp. Class A  300  12,300
Travelers Group, Inc. (The)  3,169  176,672
20th Century Industries  100  2,675
UICI (a)  100  3,213
UNUM Corp.   500  25,719
USF&G Corp.   500  12,219
Unitrin, Inc.   200  13,825
Vesta Insurance Group Corp.   100  5,731
  1,673,051
SAVINGS & LOANS - 0.7%
Affiliated Community Bancorp., Inc.   100  3,738
Ahmanson (H.F.) & Co.   261  16,296
Astoria Financial Corp.   200  11,175
Bank United Corp. Class A  200  9,425
BankUnited Financial Corp. Class A (a)  100  1,469
Bay View Capital, Inc.   200  6,950
Charter One Financial Corp.   300  18,178
CitFed Bancorp, Inc.   100  5,238
Coast Federal Litigation Contingent
 Payment Rights Trust  200  3,050
Commercial Federal Corp.   150  5,306
Dime Bancorp., Inc.   200  6,100
Eagle Financial Corp.   100  5,281
Golden State Bancorp (a)  300  10,688
Golden West Financial Corp.   100  8,925
Long Island Bancorp., Inc.   200  12,038
ML Bancorp, Inc.   100  3,125
New York Bancorp., Inc.   100  4,050
Ocwen Financial Corp. (a)  100  3,000
People Bank Bridgeport  100  3,769
Poughkeepsie Financial Corp.   100  1,063
Provident Bancshares Corp.   200  6,875
RedFed Bancorp, Inc. (a)  200  3,963
Reliance BanCorp, Inc.   100  3,550
Roslyn Bancorp, Inc.   400  9,125
St. Paul Bancorp, Inc.   300  7,950
Sovereign Bancorp., Inc.   500  9,688
Sterling Financial Corp. (a)  100  2,413
TCF Financial Corp.   400  13,225
Washington Federal, Inc.   410  11,326
Washington Mutual, Inc.   600  40,275
Webster Financial Corp.  100  6,425
  253,679
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
SECURITIES INDUSTRY - 1.0%
Alliance Capital Management LP  100 $ 5,013
Ameritrade Holding Corp. Class A  100  2,763
Bear Stearns Companies, Inc.   200  9,325
Donaldson Lufkin & Jenrette, Inc.   100  8,188
Edwards (A.G.), Inc.   400  16,825
Franklin Resources, Inc.   700  35,700
Hambrecht & Quist Group (a)  200  6,425
Legg Mason, Inc.   100  5,975
Lehman Brothers Holdings, Inc.   200  12,613
Merrill Lynch & Co., Inc.   900  64,406
Morgan Stanley, Dean Witter,
 Discover and Co.   1,600  111,500
New England Investment Companies LP  100  3,500
PIMCO Advisors Holdings L/P units  267  9,495
PaineWebber Group, Inc.   250  10,500
Pioneer Group, Inc.   100  2,988
Piper Jaffray Inc.   100  3,675
Price (T. Rowe) Associates, Inc.   200  13,275
Rambus, Inc.   100  4,475
Raymond James Financial, Inc.   100  3,988
Schwab (Charles) Corp.   700  26,425
Security Capital Group, Inc. Class B (a)  100  3,094
United Asset Management Corp.   400  10,625
  370,773
TOTAL FINANCE   5,601,103
HEALTH - 9.4%
DRUGS & PHARMACEUTICALS - 5.7%
Advanced Tissue Sciences Corp. Class A (a)  300  3,263
Agouron Pharmaceuticals, Inc. (a)  200  7,375
Allergan, Inc.   300  10,500
Alpharma, Inc. Class A  100  2,313
ALZA Corp. Class A  300  11,213
American Home Products Corp.   1,800  168,750
Amgen, Inc.   700  37,188
Andrx Corp. (a)  100  3,106
Anesta Corp. (a)  100  2,006
Arqule, Inc. (a)  100  2,213
AXYS Pharmaceuticals, Inc. (a)  335  2,848
Bio-Technology General Corp. (a)  400  3,375
Biogen, Inc. (a)  300  13,238
BioTime, Inc. (a)  200  2,925
Bristol-Myers Squibb Co.   2,800  280,525
Cell Genesys, Inc. (a)  100  681
Celgene Corp. (a)  100  888
Centocor, Inc. (a)  200  7,225
Cephalon, Inc. (a)  200  2,400
Chiron Corp. (a)  700  13,431
Columbia Laboratories, Inc. (a)  100  1,188
COR Therapeutics, Inc. (a)  100  1,263
Coulter Pharmeceutical, Inc. (a)  100  2,325
Creative Biomolecules, Inc. (a)  100  963
Cytyc Corp. (a)  200  4,600
Depotech Corp. (a)  100  450
Dura Pharmaceuticals, Inc. (a)  200  5,025
EPL Technologies, Inc. (a)  100  719
ENZON, Inc. (a)  100  563
Enzo Biochem, Inc.   105  1,398
Forest Laboratories, Inc. (a)  200  12,513
Genentech, Inc. special (a)  500  33,781
Genzyme Corp.   300  8,869
Geron Corp. (a)  200  2,206

 SHARES VALUE (NOTE 1)
Gilead Sciences, Inc. (a)  100 $ 3,581
Guilford Pharmaceuticals, Inc. (a)  100  2,200
Herbalife International, Inc.:
 Class A  33  792
 Class B (non-vtg.)  66  1,535
Human Genome Sciences, Inc. (a)  100  4,250
ICN Pharmaceuticals, Inc.   200  11,550
ICOS Corporation (a)  200  2,813
IDEC Pharmaceuticals Corp. (a)  100  4,538
Igen, Inc. (a)  100  2,063
Idexx Laboratories, Inc. (a)  100  1,569
INCYTE Pharmaceuticals, Inc. (a)  100  4,550
Inhale Therapeutic Systems (a)  100  2,988
Integrated Process Equipment Corp. (a)  100  1,850
Isis Pharmaceuticals Co. (a)  300  4,031
Jones Medical Industries, Inc.   100  3,713
Kos Pharmaceuticals, Inc. (a)  300  3,038
Ligand Pharmaceuticals, Inc. Class B (a)  300  4,500
Lilly (Eli) & Co. (a)  3,100  204,019
Medicis Pharmaceutical Corp. Class A   100  4,294
Medimmune, Inc. (a)  100  5,188
Merck & Co., Inc.   3,400  433,713
Microvision, Inc. (a)  100  1,313
Millennium Pharmaceuticals, Inc. (a)  200  4,025
Mylan Laboratories, Inc.   500  10,188
NBTY, Inc. (a)  100  4,656
Nature's Sunshine Products, Inc.   100  2,575
Neurex Corp. (a)  200  3,975
NeXstar Pharmaceuticals, Inc. (a)  100  1,175
Organogenesis, Inc.   200  4,588
Parexel International Corp. (a)  100  3,775
PathoGenesis Corp. (a)  100  3,600
PharmaPrint, Inc. (a)  100  1,000
Pfizer, Inc.   3,600  318,600
Pharmaceutical Product Development,
 Inc. (a)  200  4,200
Pharmacopeia, Inc. (a)  100  1,900
Protein Design Labs, Inc. (a)  100  4,300
Quintiles Transnational Corp. (a)  300  14,663
Rexall Sundown, Inc. (a)  200  7,400
Sangstat Medical Corp. (a)  100  3,063
Sano Corp. (a)  100  3,700
Scherer R.P. Corp. (a)  100  6,081
Schering-Plough Corp.   2,000  152,125
Sepracor, Inc. (a)  200  8,050
Serologicals Corp. (a)  100  2,675
Sigma Aldrich Corp.   400  15,800
Technical Chemicals & Products (a)  100  963
Texas Biotechnology Corp. (a)  100  750
Twinlab Corp. (a)  200  6,500
Vertex Pharmaceuticals, Inc. (a)  200  7,475
Vivus, Inc. (a)  200  2,325
Warner-Lambert Co.   800  117,000
Watson Pharmaceuticals, Inc. (a)  200  7,175
Zonagen, Inc. (a)  100  1,844
  2,085,560
MEDICAL EQUIPMENT & SUPPLIES - 2.6%
ATL Ultrasound, Inc. (a)  100  4,550
Abbott Laboratories  2,100  157,106
ADAC Laboratories (a)  200  5,325
Allegiance Corp.   100  3,488
AmeriSource Health Corp. Class A (a)  100  5,850
Bard (C.R.), Inc.   300  10,463
Bausch & Lomb, Inc.   100  4,481
Baxter International, Inc.   700  39,638
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
Beckman Instruments, Inc.   200 $ 9,675
Becton, Dickinson & Co.   400  25,450
Bergen Brunswig Corp. Class A  200  9,000
Bindley Western Industries, Inc.   100  3,313
Biomet, Inc.   500  14,906
Boston Scientific Corp. (a)  500  29,875
Cardinal Health, Inc.   400  32,750
Coherent, Inc. (a)  100  4,675
Conmed Corp. (a)  100  2,194
Cooper Companies, Inc. (a)  100  4,675
Cyberonics Inc. (a)  100  2,413
Cygnus, Inc. (a)  100  1,781
Dentsply International, Inc.   300  9,300
Depuy, Inc.   200  5,388
FONAR Corp. (a)  200  531
Guidant Corp.   400  29,175
Haemonetics Corp. (a)  100  1,669
Heartstream, Inc. (a)  300  3,225
Heartport, Inc. (a)  200  2,900
Hillenbrand Industries, Inc.   100  5,619
Hologic, Inc. (a)  100  2,288
I-Stat Corp. (a)  100  1,613
Imatron, Inc. (a)  200  513
Interpore International (a)  100  575
Invacare Corp.   200  4,588
Johnson & Johnson  3,700  279,350
Mallinckrodt, Inc.   400  15,525
Marquette Medical Systems, Inc. (a)  100  2,750
McKesson Corp.   300  15,638
Medtronic, Inc.   1,300  69,063
Mentor Corp.   200  5,838
Millipore Corp.   200  7,563
NCS Healthcare, Inc. (a)  100  2,919
Neoprobe Corp. (a)  100  463
Novoste Corp. (a)  100  2,963
Oakley, Inc. (a)  100  1,206
Omnicare, Inc.   400  14,800
Osteotech, Inc. (a)  100  2,338
Pall Corp.   600  12,563
Patterson Dental Co. (a)  300  9,075
Perclose, Inc. (a)  100  2,525
PharMerica, Inc. (a)  336  4,368
Physician Sales & Service, Inc. (a)  100  2,088
Quigley Corp. (a)  100  1,281
Respironics, Inc. (a)  200  5,425
St. Jude Medical, Inc. (a)  400  14,600
Sonus Pharmaceuticals, Inc. (a)  100  2,525
Steris Corp. (a)  100  5,919
Stryker Corp.   200  8,188
Summit Technology, Inc.   100  544
Sybron International Corp. (a)  200  5,463
Teleflex, Inc.   100  4,056
Thermo Cardiosystems, Inc. (a)  100  2,500
U.S. Surgical Corp.   200  6,125
Uromed Corp. (a)  100  234
Wesley Jessen Visioncare, Inc.   100  3,388
  950,275
MEDICAL FACILITIES MANAGEMENT - 1.1%
ARV Assisted Living, Inc. (a)  100  1,313
Alternative Living Services, Inc. (a)  200  6,850
American Healthcorp, Inc. (a)  100  844
American Oncology Resources, Inc. (a)  200  3,050

 SHARES VALUE (NOTE 1)
Amsurg Corp. Class A (a)  9 $ 84
Apria Healthcare Group, Inc. (a)  300  4,088
Atria Communities, Inc. (a)  100  2,038
Beverly Enterprises, Inc. (a)  500  7,594
Columbia/HCA Healthcare Corp.   1,800  48,825
Concentra Managed Care, Inc. (a)  300  10,294
Covance, Inc. (a)  100  2,150
Coventry Corp. (a)  200  3,238
FPA Medical Management, Inc. (a)  200  4,625
Foundation Health Systems, Inc. Class A (a)  300  8,306
Genesis Health Ventures, Inc. (a)  200  5,800
HEALTHSOUTH Corp. (a)  1,000  27,000
Health Management Associates, Inc.
 Class A (a)  300  8,344
Health Care & Retirement Corp. (a)  100  4,388
Humana, Inc. (a)  600  15,263
IMPATH, Inc. (a)  100  3,456
Integrated Health Services, Inc.   200  6,788
Lincare Holdings, Inc. (a)  200  12,981
Manor Care, Inc.   100  3,756
Mariner Health Group, Inc. (a)  100  1,519
Medical Resources, Inc. (a)  200  1,750
Medquist, Inc. (a)  100  3,488
Mid-Atlantic Medical Services, Inc. (a)  100  1,175
National Surgery Centers, Inc. (a)  100  2,513
NovaCare, Inc. (a)  100  1,400
Orthodontic Centers of America, Inc. (a)  100  1,931
Oxford Health Plans, Inc. (a)  100  1,719
PacifiCare Health Systems, Inc. Class B (a)  200  12,500
Pediatrix Medical Group (a)  100  4,125
PhyMatrix Corp. (a)  200  2,613
Phycor, Inc. (a)  300  7,716
Physician Reliance Network, Inc. (a)  100  1,194
Quest Diagnostics, Inc. (a)  100  1,550
Quorum Health Group, Inc. (a)  400  11,088
Renal Care Group, Inc. (a)  200  7,525
Res-Care, Inc. (a)  100  3,350
Summit Care Corp. (a)  200  4,113
Sun Healthcare Group (a)  300  5,906
Sunrise Assisted Living, Inc. (a)  100  4,225
Tenet Healthcare Corp. (a)  800  29,850
Total Renal Care Holdings, Inc. (a)  467  15,032
Trigon Healthcare, Inc. (a)  300  9,300
United Dental Care, Inc. (a)  100  1,313
United HealthCare Corp.   500  30,344
Universal Health Services, Inc. Class B (a)  200  10,450
Urologix, Inc. (a)  200  2,763
Vencor, Inc. (a)  300  8,606
Wellpoint Health Networks, Inc. (a)  200  11,688
  391,821
TOTAL HEALTH   3,427,656
HOLDING COMPANIES - 0.2%
CINergy Corp.   600  20,888
Leucadia National Corp.   100  3,775
Norfolk Southern Corp.   1,200  41,325
Triarc Companies, Inc. Class A (a)  100  2,513
U.S. Industries, Inc.   400  11,150
  79,651
INDUSTRIAL MACHINERY & EQUIPMENT - 4.3%
ELECTRICAL EQUIPMENT - 2.8%
Adtran, Inc. (a)  100  2,988
Advanced Lighting Technologies, Inc. (a)  100  2,688
American Power Conversion Corp. (a)  300  8,700
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
Anicom, Inc. (a)  100 $ 1,438
Antec Corp. (a)  200  2,363
Applied Cellular Technology, Inc. (a)  100  475
Avid Technology, Inc. (a)  200  6,913
BMC Industries, Inc.   200  3,888
California Microwave Corp. (a)  100  2,044
Chicago Miniature Lamp, Inc. (a)  100  4,675
Computer Products, Inc. (a)  200  4,988
Cymer, Inc. (a)  200  4,513
Echostar Communications Corp.
 Class A (a)  200  4,200
Emerson Electric Co.   1,143  72,938
General Electric Co.   9,300  722,796
General Instrument Corp (a).  600  10,013
General Signal Corp.   300  12,188
Grainger (W.W.), Inc.   200  19,363
Harris Corp.   400  20,275
Honeywell, Inc.   500  39,625
Hubbell, Inc. Class B  300  15,113
Hughes Supply, Inc.   100  3,469
IEC Electronics Corp. (a)  100  950
Littelfuse, Inc. (a)  100  2,825
MagneTek, Inc. (a)  100  1,775
Omnipoint Corp. (a)  200  5,600
Ortel Corp. (a)  100  1,263
Pacific Scientific Co.   100  3,006
Pinnacle Systems  100  3,013
Powerwave Technologies, Inc. (a)  200  3,225
Roper Industries, Inc.   100  2,906
Scientific-Atlanta, Inc.   400  7,000
Sensormatic Electronics Corp.   400  7,450
Smith (A.O.) Corp. Class B  100  4,350
Transcrypt International, Inc. (a)  200  3,350
Zoltek Cos. Inc. (a)  100  3,650
  1,016,016
INDUSTRIAL MACHINERY & EQUIPMENT - 1.1%
AGCO Corp.   300  8,438
ATMI, Inc. (a)  100  2,775
Applied Power, Inc. Class A  200  7,200
Briggs & Stratton Corp.   100  4,431
Case Corp.   300  19,519
Caterpillar, Inc.   1,000  54,625
Cincinnati Milacron, Inc.   200  6,175
Cooper Industries, Inc.   500  28,063
Culligan Water Technologies, Inc. (a)  100  5,763
DT Industries, Inc.   100  3,525
Deere & Co.   800  44,900
Dover Corp.   700  27,038
Exide Corp.   100  2,219
FSI International, Inc. (a)  100  1,350
Flowserve Corp.   200  6,338
Harnischfeger Industries, Inc.   300  10,613
Illinois Tool Works, Inc.   700  41,956
Ingersoll-Rand Co.   400  19,050
Ionics, Inc. (a)  100  4,300
JLG Industries, Inc.   100  1,563
Kennametal, Inc.   200  10,525
Manitowoc Co., Inc.   100  3,944
PRI Automation, Inc.   100  3,478
Parker-Hannifin Corp.   300  13,988
Plasma-Therm, Inc. (a)  100  838
Robotic Vision Systems, Inc. (a)  100  1,319

 SHARES VALUE (NOTE 1)
Stanley Works  400 $ 19,125
Stewart & Stevenson Services, Inc.   200  4,888
Tenneco, Inc.   600  24,675
Timken Co.   100  3,225
UCAR International, Inc. (a)  200  6,888
Ultratech Stepper, Inc. (a)  200  4,550
United States Filter Corp. (a)  300  10,181
UNOVA, Inc.   300  5,738
Veeco Instruments, Inc. (a)  100  3,463
  416,666
POLLUTION CONTROL - 0.4%
Allied Waste Industries, Inc. (a)  100  2,150
American Disposal Services, Inc. (a)  100  3,713
Browning-Ferris Industries, Inc.   500  16,656
Eastern Environmental Services Inc. (a)  200  4,725
Flanders Corp. (a)  300  2,025
Ogden Corp.   100  2,750
Safety Kleen Corp.   300  8,044
Superior Services, Inc. (a)  200  5,288
Thermo Instrument Systems, Inc. (a)  200  7,025
USA Waste Services, Inc. (a)  800  33,300
Waste Management, Inc.   1,100  27,500
Wheelabrator Technologies, Inc.   600  9,788
  122,964
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,555,646
MEDIA & LEISURE - 4.6%
BROADCASTING - 1.1%
American Radio Systems Corp.
 Class A (a)  100  5,975
CBS Corp.   1,900  58,781
CD Radio, Inc. (a)  100  1,588
Chancellor Media Corp. (a)  400  17,900
Comcast Corp. Class A special  1,000  35,000
Cox Communications, Inc. Class A (a)  700  26,994
Hearst-Argyle Television, Inc. (a)  100  3,513
Heftel Broadcasting Corp. Class A (a)  200  9,475
Jacor Communications, Inc. Class A (a)  200  11,575
Lin Television Corp. (a)  200  11,025
Metromedia International Group, Inc. (a)  100  1,138
NTL, Inc. (a)  200  6,650
Scripps E.W. Co. Class A  100  5,306
Smartalk Teleservices, Inc. (a)  100  3,363
TCA Cable TV, Inc.   200  9,850
TCI Satellite Entertainment, Inc. Class A (a)  400  2,675
Tele-Communications International, Inc.,
 Series A (a)  300  5,325
Tele-Communications, Inc. (a):
 (TCI Group), Series A   1,400  40,688
 (TCI Ventures Group), Series A  1,300  20,069
Telemundo Group, Inc. Class A (a)  100  4,200
Time Warner, Inc.   1,500  101,250
USA Networks, Inc. (a)  200  10,300
U.S. Satellite Broadcasting Co., Inc.
 Class A (a)  100  856
United Video Satellite Group A (a)  100  3,700
Univision Communications, Inc.
 Class A (a)  100  3,838
Young Broadcasting, Inc. Class A (a)  100  4,425
  405,459
ENTERTAINMENT - 1.0%
American Classic Voyages Co. (a)  100  2,300
Carmike Cinemas, Inc. Class A (a)  200  6,113
Carnival Cruise Lines, Inc. Class A  800  47,100
Cedar Fair LP (depositary unit)  100  2,613
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - CONTINUED
Disney (Walt) Co.   1,900 $ 212,681
Family Golf Centers, Inc. (a)  100  3,363
Florida Panthers Holdings, Inc. Class A (a)  100  2,150
Harveys Casino Resorts  200  5,775
King World Productions, Inc.   400  10,675
MGM Grand, Inc. (a)  100  3,613
Pixar (a)  200  7,400
Regal Cinemas, Inc. (a)  200  5,913
Spelling Entertainment Group, Inc. (a)  100  900
Ticketmaster Group, Inc. (a)  100  2,638
Viacom, Inc. Class B (non-vtg.) (a)  1,100  52,800
  366,034
LEISURE DURABLES & TOYS - 0.3%
Authentic Fitness Corp.   100  2,100
Brunswick Corp.   400  12,700
Callaway Golf Co.   300  9,675
Champion Enterprises, Inc. (a)  300  7,538
Coachmen Industries, Inc.   100  2,856
Coleman, Inc. (a)  100  2,063
Galoob (Lewis) Toys, Inc. (a)  100  869
Harley-Davidson, Inc.   300  8,700
Hasbro, Inc.   500  18,156
K2, Inc.   100  2,013
Mattel, Inc.   900  38,081
National R V Holdings, Inc. (a)  100  3,663
Polaris Industries, Inc.   200  6,575
Silicon Gaming, Inc. (a)  100  963
West Marine, Inc. (a)  200  5,488
  121,440
LODGING & GAMING - 0.5%
Anchor Gaming (a)  100  6,800
Aztar Corp. (a)  500  4,250
Boyd Gaming Corp. (a)  100  794
Bristol Hotel Co. (a)  100  2,513
CapStar Hotel Co. (a)  200  6,750
Circus Circus Enterprises, Inc. (a)  400  8,800
Extended Stay America, Inc. (a)  100  1,400
Gtech Holdings Corp. (a)  300  10,594
Harrah's Entertainment, Inc. (a)  100  2,106
Hilton Hotels Corp.   800  23,850
Host Marriott Corp. (a)  400  7,925
International Game Technology Corp.   400  9,700
Interstate Hotels Co. (a)  200  6,850
La Quinta Motor Inns, Inc.   400  8,500
Marriott International, Inc.   400  30,300
Meditrust Corp.   420  12,915
Mirage Resorts, Inc. (a)  400  9,150
Prime Hospitality Corp. (a)  200  3,800
Promus Hotel Corp. (a)  200  9,650
Rio Hotel & Casino, Inc. (a)  200  5,688
Speedway Motorsports (a)  100  2,688
Station Casinos, Inc. (a)  300  4,238
Suburban Lodges of America, Inc. (a)  200  3,550
Trump Hotels & Casino Resorts, Inc. (a)  300  3,113
WMS Industries, Inc.   200  5,325
  191,249
PUBLISHING - 1.1%
ACNielsen Corp. (a)  300  7,500
American Greetings Corp. Class A  300  13,688
Applied Graphics Technologies, Inc. (a)  100  5,913
Banta Corp.   100  2,975

 SHARES VALUE (NOTE 1)
Belo (A.H.) Corp. Class A  100 $ 5,475
Central Newspapers, Inc. Class A  100  7,144
Cognizant Corp.   600  29,963
Dow Jones & Co., Inc.   400  20,550
Dun & Bradstreet Corp.   700  23,450
Gannett Co., Inc.   700  45,194
Harcourt General, Inc.   200  10,800
Hollinger International, Inc. Class A  500  8,031
Houghton Mifflin Co.   200  6,350
Journal Register Co.   100  1,981
Knight-Ridder, Inc.   200  11,250
Lee Enterprises, Inc.   100  3,100
McClatchy Newspapers, Inc. Class A  100  2,744
McGraw-Hill, Inc.   400  30,250
Meredith Corp.   100  4,294
New York Times Co. (The) Class A  300  19,631
PRIMEDIA, Inc. (a)  200  2,763
Reader's Digest Association, Inc. (The)
 Class A (non-vtg.)  500  13,281
Scholastic Corp. (a)  100  3,963
Times Mirror Co. Class A  200  12,313
Tribune Co.   400  25,825
U S WEST Media Group (a)  1,900  61,156
World Color Press, Inc. (a)  100  3,231
  382,815
RESTAURANTS - 0.6%
Apple South, Inc.   300  4,088
Applebee's International, Inc.   200  4,600
Bob Evans Farms, Inc.   300  6,169
Boston Chicken, Inc. (a)  400  2,775
Brinker International, Inc. (a)  100  2,088
Buffets, Inc. (a)  100  1,056
CKE Restaurants, Inc.   110  4,668
Cheesecake Factory, Inc. (a)  100  3,225
Cracker Barrel Old Country Store, Inc.   300  12,131
Darden Restaurants, Inc.   200  2,700
Dave & Busters, Inc. (a)  100  2,450
Einstein / Noah Bagel Corp. (a)  100  494
Foodmaker, Inc. (a)  100  1,819
Landry's Seafood Restaurants, Inc. (a)  200  5,300
Logan's Roadhouse, Inc. (a)  100  2,125
Lone Star Steakhouse Saloon (a)  200  4,213
McDonald's Corp.   1,900  104,025
O Charleys, Inc. (a)  100  1,938
Outback Steakhouse, Inc. (a)  100  3,575
Papa John's International, Inc. (a)  200  7,425
Planet Hollywood International, Inc.
 Class A (a)  100  1,006
Rainforest Cafe, Inc. (a)  250  4,125
Rock Bottom Restaurants, Inc. (a)  100  647
Ryan's Family Steak Houses, Inc. (a)  100  828
ShowBiz Pizza Time, Inc. (a)  100  2,900
Sonic Corp. (a)  100  2,925
Starbucks Corp. (a)  300  11,869
Tricon Global Restaurants, Inc.   500  14,188
Wendy's International, Inc.   600  13,013
  228,365
TOTAL MEDIA & LEISURE   1,695,362
NONDURABLES - 7.0%
AGRICULTURE - 0.1%
DEKALB Genetics Corp. Class B  200  13,438
Michael Foods, Inc.   100  2,538
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
AGRICULTURE - CONTINUED
Northland Cranberries, Inc. Class A  100 $ 1,313
Pioneer Hi-Bred International, Inc.   200  20,750
  38,039
BEVERAGES - 2.1%
Anheuser-Busch Companies, Inc.   1,500  70,313
Beringer Wine Estates Holdings, Inc.
 Class B (a)  100  4,063
Brown-Forman Corp. Class B  100  5,550
Canadaigua Wine Co. Class A (a)  100  5,575
Coca-Cola Co. (The)  7,000  480,813
Coca-Cola Enterprises, Inc.   1,000  33,063
Coors (Adolph) Co. Class B  100  3,125
M & F Worldwide Corp. (a)  100  844
Mondavi (Robert) Corp. Class A (a)  100  4,150
PepsiCo, Inc.   4,200  153,563
Whitman Corp.   600  10,688
  771,747
FOODS - 1.8%
Archer-Daniels-Midland Co.   1,800  40,388
Bestfoods  400  42,150
Campbell Soup Co.   1,200  69,675
Chiquita Brands International, Inc.   100  1,344
ConAgra, Inc.   1,200  36,000
Dean Foods Co.   200  11,000
Dole Food, Inc. (a)  300  16,294
Earthgrains Co.   100  4,331
Flowers Industries, Inc.   100  2,544
General Mills, Inc.   500  35,969
Heinz (H.J.) Co.   900  50,681
Hershey Foods Corp.   300  20,006
Hormel (George A) & Co.   100  3,713
IBP, Inc.   400  8,925
International Multifoods Corp.   100  2,794
Interstate Bakeries Corp.   200  6,700
Kellogg Co.   1,300  55,413
Lancaster Colony Corp.   150  6,600
Lance, Inc.   100  2,325
McCormick & Co., Inc. (non-vtg.)  400  11,475
Nabisco Holdings Corp. Class A  200  9,438
Quaker Oats Co.   500  26,938
Ralston Purina Co.   300  30,431
Sara Lee Corp.   1,300  73,450
Smithfield Foods, Inc. (a)  200  6,325
Suiza Foods Corp. (a)  100  6,481
Sysco Corp.   600  28,238
Tyson Foods, Inc.   600  11,700
Universal Foods Corp.   100  4,500
Wrigley (Wm.) Jr. Co.   400  30,550
  656,378
HOUSEHOLD PRODUCTS - 2.0%
Alberto Culver Co. Class B  100  3,044
Alliance Gaming Corp. (a)  100  588
American Safety Razor Co. (a)  200  4,575
Aptargroup, Inc.   100  5,769
Avon Products, Inc.   400  28,175
Clorox Co.   400  35,100
Colgate-Palmolive Co.   800  64,950
Dial Corp.   500  11,844
Enamelon, Inc. (a)  200  2,775
First Brands Corp.   100  2,575

 SHARES VALUE (NOTE 1)
French Fragrances, Inc. (a)  100 $ 1,250
Gillette Co.   1,500  161,813
International Flavors & Fragrances, Inc.   500  23,000
Estee Lauder Companies, Inc.   300  17,550
Premark International, Inc.   200  6,225
Procter & Gamble Co.   3,800  322,763
Revlon, Inc. Class A (a)  100  4,694
Rubbermaid, Inc.   600  17,400
Safeskin Corp. (a)  100  6,138
Windmere-Durable Holdings, Inc.   100  2,750
  722,978
TOBACCO - 1.0%
Consolidated Cigar Holdings, Inc.
 Class A (a)  200  4,638
Dimon, Inc.   100  1,750
Fortune Brands, Inc.   600  23,813
General Cigar Holdings, Inc. Class A  100  1,663
Philip Morris Companies, Inc.   6,800  295,375
RJR Nabisco Holdings Corp.   800  27,650
UST, Inc.   700  24,806
Universal Corp.   200  9,500
  389,195
TOTAL NONDURABLES   2,578,337
PRECIOUS METALS - 0.2%
Battle Mountain Gold Co.   1,100  6,600
Coeur d'Alene Mines Corp. (a)  300  3,413
Echo Bay Mines Ltd. (a)  900  1,833
Getchell Gold Corp. (a)  200  3,725
Homestake Mining Co.   800  8,000
Newmont Gold Co.   500  14,625
Newmont Mining Corp.   600  17,363
Pegasus Gold, Inc. (a)  200  101
Royal Oak Mines, Inc. (a)  300  390
Stillwater Mining Co. (a)  100  2,150
  58,200
RETAIL & WHOLESALE - 4.4%
APPAREL STORES - 0.4%
Abercrombie & Fitch Co. (a)  100  3,450
AnnTaylor Stores Corp. (a)  100  1,419
Charming Shoppes, Inc. (a)  200  894
Claire's Stores, Inc.   300  5,400
Dress Barn, Inc. (a)  100  2,919
Footstar, Inc. (a)  200  6,000
Gap, Inc.   1,100  49,156
Goody's Family Clothing (a)  100  3,750
Gymboree Corp. (a)  200  5,375
Just for Feet, Inc. (a)  100  1,694
Limited, Inc. (The)  900  26,100
Men's Wearhouse, Inc. (The) (a)  100  3,613
Paul Harris Stores, Inc. (a)  100  881
Payless ShoeSource, Inc. (a)  100  6,725
Ross Stores, Inc.   200  7,875
Saks Holdings, Inc. (a)  300  7,838
Stage Stores, Inc. (a)  100  4,200
TJX Companies, Inc.   400  15,450
Talbots, Inc.   100  1,781
Wet Seal, Inc. Class A (a)  100  3,069
  157,589
APPLIANCE STORES - 0.0%
Hirsch International Corp. Class A (a)  100  1,038
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
DRUG STORES - 0.4%
Arbor Drugs, Inc.   350 $ 8,225
CVS Corp.   500  37,031
General Nutrition Companies, Inc. (a)  300  11,925
Rite Aid Corp.   800  25,900
Walgreen Co.   1,300  47,694
  130,775
GENERAL MERCHANDISE STORES - 1.9%
BJ'S Wholesale Club, Inc.   200  6,775
Consolidated Stores Corp. (a)  194  7,978
Costco Companies, Inc. (a)  500  24,438
Dayton Hudson Corp.   500  38,656
Dillards, Inc. Class A  400  14,250
Dollar General Corp.   300  13,838
Dollar Tree Stores (a)  200  8,675
Family Dollar Stores, Inc.   200  7,125
Federated Department Stores, Inc. (a)  500  23,438
K mart Corp. (a)  1,700  22,738
Kohls Corp. (a)  200  16,038
May Department Stores Co. (The)  700  42,525
Meyer (Fred), Inc. (a)  200  8,888
Michaels Stores, Inc. (a)  200  6,800
Neiman-Marcus Group, Inc. (a)  100  3,719
99 Cents Only Stores (a)  125  4,813
Nordstrom, Inc.   200  11,469
Party City Corp.   150  4,088
Penney (J.C.) Co., Inc.   700  49,481
Proffitts, Inc. (a)  375  12,703
Sears, Roebuck & Co.   1,000  53,063
Shopko Stores, Inc. (a)  100  2,631
Stein Mart, Inc. (a)  200  6,463
Wal-Mart Stores, Inc.   6,300  291,769
Woolworth Corp. (a)  300  7,125
  689,486
GROCERY STORES - 0.6%
Albertson's, Inc.   700  32,769
American Stores Co.   1,000  25,188
Central Garden & Pet Co. (a)  100  3,475
Dominick's Supermarkets, Inc. (a)  100  4,550
Fleming Companies, Inc.   300  5,344
Food Lion, Inc. Class A  1,800  18,169
Giant Food, Inc. Class A  100  3,631
Great Atlantic & Pacific Tea Co., Inc.   100  3,044
JP Foodservice, Inc. (a)  177  5,852
Kroger Co. (The) (a)  600  25,350
Performance Food Group Co. (a)  100  1,850
Quality Food Centers, Inc. (a)  100  8,363
Safeway, Inc. (a)  1,200  41,850
Supervalu, Inc.   300  14,288
Whole Foods Market, Inc. (a)  100  6,119
Wild Oats Markets, Inc. (a)  150  5,053
Winn-Dixie Stores, Inc.   400  21,575
  226,470
RETAIL & WHOLESALE, MISCELLANEOUS - 1.1%
Action Performance Companies, Inc. (a)  100  3,688
Amazon Com, Inc.   100  7,700
Barnes & Noble, Inc. (a)  100  3,513
Bed Bath & Beyond, Inc. (a)  100  4,319
Best Buy Co., Inc. (a)  100  5,963
Boise Cascade Office Products Corp. (a)  100  1,806
Borders Group, Inc. (a)  100  3,331
Brylane, Inc.   100  5,363

 SHARES VALUE (NOTE 1)
Cannondale Corp. (a)  100 $ 2,056
Circuit City Stores, Inc. -
 Circuit City Group  400  15,450
Cole National Corp. Class A (a)  100  3,356
Corporate Express, Inc. (a)  310  3,139
Daisytek International Corp. (a)  100  4,750
dELiA*s, Inc. (a)  100  2,650
Eagle Hardware & Garden, Inc. (a)  300  5,681
Elcom International, Inc. (a)  100  588
Fingerhut Companies, Inc.   100  2,481
Finish Line, Inc. Class A (a)  200  3,275
Friedmans, Inc. Class A (a)  200  3,563
Gadzooks, Inc. (a)  100  2,800
Henry Schein, Inc. (a)  200  8,150
Home Depot, Inc.   2,000  127,625
IKON Office Solutions, Inc.   400  13,075
Lowe's Companies, Inc.   400  23,375
Micro Warehouse, Inc. (a)  100  1,375
N2K, Inc.   100  2,563
National Media Corp. (a)  100  263
Officemax, Inc. (a)  600  10,013
Office Depot, Inc. (a)  300  8,269
ONSALE, Inc. (a)  100  2,869
Petco Animal Supplies, Inc. (a)  100  1,431
PETsMART, Inc. (a)  200  1,525
Pier 1 Imports, Inc.   300  8,025
Spiegel, Inc. Class A (a)  100  450
Sports Authority, Inc. (a)  300  3,994
Staples, Inc. (a)  550  11,619
Sunglass Hut International, Inc. (a)  500  3,563
Tandy Corp.   400  17,800
Tiffany & Co., Inc.   200  9,400
Toys "R" Us, Inc. (a)  1,000  26,250
U.S.A. Floral Products, Inc.   200  4,775
U.S. Office Products Co. (a)  550  10,175
Viking Office Products, Inc. (a)  100  2,200
Williams-Sonoma, Inc. (a)  100  5,150
Wilmar Industries, Inc. (a)  100  2,281
Zale Corp. (a)  200  5,563
  397,250
TOTAL RETAIL & WHOLESALE   1,602,608
SERVICES - 1.7%
ADVERTISING - 0.2%
ADVO, Inc. (a)  100  2,444
CKS Group, Inc. (a)  100  1,900
HA-LO Industries, Inc. (a)  100  2,956
Interpublic Group of Companies, Inc.   400  21,800
Lamar Advertising Co. Class A (a)  100  5,044
Metromail Corp. (a)  100  2,700
Omnicom Group, Inc.   300  13,725
Outdoor Systems, Inc. (a)  350  10,434
  61,003
EDUCATIONAL SERVICES - 0.0%
Apollo Group, Inc. Class A (a)  100  4,238
LEASING & RENTAL - 0.2%
Alrenco, Inc. (a)  100  1,700
Avis Rent A Car, Inc. (a)  200  5,725
Budget Group, Inc. Class A (a)  200  6,238
GATX Corp.   100  7,750
Hollywood Entertainment Corp. (a)  300  3,300
Mitcham Industries, Inc. (a)  100  1,775
Rent-Way, Inc. (a)  200  4,900
Renters Choice, Inc. (a)  100  2,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - CONTINUED
LEASING & RENTAL - CONTINUED
Republic Industries, Inc. (a)  1,200 $ 28,350
Ryder Systems, Inc.   400  14,675
  76,913
PRINTING - 0.2%
Consolidated Graphics, Inc. (a)  100  5,319
Cyrk, Inc. (a)  100  1,300
Deluxe Corp.   400  13,625
Donnelley (R.R.) & Sons Co.   600  23,775
Harland (John H.) Co.   100  1,519
Paxar Corp. (a)  100  1,400
Reynolds & Reynolds Co. Class A  100  2,125
United Stationers, Inc. (a)  100  5,988
Valassis Communications, Inc. (a)  200  7,625
Wallace Computer Services, Inc.   100  3,638
  66,314
SERVICES - 1.1%
ABR Information Services, Inc. (a)  200  5,675
AccuStaff, Inc. (a)  200  5,650
Actrade International Ltd. (a)  200  2,338
Advanced Health Corp. (a)  200  2,950
AMRESCO, Inc. (a)  200  6,750
Analytical Surveys, Inc. (a)  100  4,075
Assisted Living Concepts, Inc. (a)  100  1,863
Block (H&R), Inc.   400  18,825
CDI Corp. (a)  100  4,625
Caribiner International, Inc. (a)  200  6,725
Catalina Marketing Corp. (a)  100  4,831
Cendant Corp. (a)  2,180  81,750
Cintas Corp.   200  8,500
Coinmach Laundry Corp. (a)  200  4,763
Complete Management, Inc. (a)  100  1,106
Computer Horizons Corp. (a)  100  5,219
Corestaff, Inc. (a)  200  6,238
Corrections Corp. of America (a)  100  3,825
Devry, Inc. (a)  100  3,400
Ecolab, Inc.   200  5,763
Gartner Group, Inc. Class A (a)  300  11,963
HCIA, Inc. (a)  100  1,369
Interim Services, Inc. (a)  300  8,700
Jostens, Inc.   100  2,350
Kelly Services, Inc. Class A  100  3,563
Labor Ready, Inc.   100  2,713
Learning Tree International, Inc. (a)  100  2,188
Manpower, Inc.   400  16,875
Medaphis Corp. (a)  400  4,150
Medpartners, Inc. (a)  700  8,400
MemberWorks, Inc. (a)  100  3,000
National Processing, Inc. (a)  100  1,163
National Service Industries, Inc.   200  11,088
Norrell Corp.   200  4,675
Olsten Corp.   400  6,450
PMT Services, Inc. (a)  300  5,325
Paymentech, Inc. (a)  100  1,650
Pre-Paid Legal Services, Inc. (a)  100  4,213
Precision Response Corp. (a)  100  919
Premier Technologies, Inc. (a)  200  6,275
Protection One, Inc.   100  1,250
Renaissance Worldwide, Inc. (a)  100  5,938
Robert Half International, Inc. (a)  300  13,575
Rural/Metro Corp. (a)  100  3,413
SOS Staffing Services, Inc. (a)  200  4,100
Service Corp. International  800  30,300

 SHARES VALUE (NOTE 1)
ServiceMaster Co.   400 $ 10,850
Signature Resorts, Inc. (a)  200  4,150
Snyder Communications, Inc. (a)  200  8,213
Source Services Corp.   200  5,275
Staffmark, Inc. (a)  100  3,350
Teletech Holdings, Inc. (a)  100  956
True North Communications  200  5,163
Union Corp. (a)  100  3,138
Wackenhut Corrections Corp. (a)  100  2,850
Youth Services International, Inc. (a)  100  1,525
  395,946
TOTAL SERVICES   604,414
TECHNOLOGY - 13.0%
COMMUNICATIONS EQUIPMENT - 1.6%
ADC Telecommunications, Inc. (a)  300  7,744
ACT Networks, Inc. (a)  100  988
Advanced Fibre Communication, Inc. (a)  100  2,994
Andrew Corp. (a)  400  11,050
Applied Signal Technology, Inc. (a)  100  1,538
Ascend Communications, Inc. (a)  500  18,719
Aspect Telecommunications Corp. (a)  200  5,275
Brooktrout Technology, Inc. (a)  100  1,575
Cabletron Systems, Inc. (a)  300  4,650
Centigram Communications Corp. (a)  100  1,344
Checkpoint Systems, Inc.   300  5,569
Ciena Corp.   300  12,581
Cisco Systems, Inc. (a)  2,800  184,450
Comdial Corp. (a)  100  1,100
DSC Communications Corp. (a)  300  5,888
DSP Communications, Inc. (a)  100  1,769
Davox Corp. (a)  100  3,200
Dynatech Corp. (a)  100  4,788
General DataComm Industries, Inc. (a)  100  406
Intermedia Communications, Inc. (a)  100  7,638
InterVoice, Inc. (a)  100  900
Level One Communications, Inc. (a)  100  4,494
Lo Jack Corp. (a)  100  1,219
Lucent Technologies, Inc.   1,800  195,075
Metricom, Inc. (a)  100  1,075
Mosaix, Inc. (a)  100  981
Natural Microsystems (a)  100  4,313
Network Equipment Technologies (a)  100  1,394
Osicom Technologies, Inc. (a)  300  1,688
P-COM, Inc. (a)  300  6,075
Pairgain Technologies, Inc. (a)  100  2,013
Periphonics Corp. (a)  100  1,238
PictureTel Corp. (a)  300  2,156
Shiva Corp. (a)  300  4,088
Symmetricom, Inc. (a)  100  931
Telco Systems, Inc. (a)  100  1,150
Tellabs, Inc. (a)  400  24,150
3Com Corp. (a)  900  32,175
Ultrak, Inc. (a)  100  944
VTel Corp. (a)  100  600
Westell Technologies, Inc. Class A (a)  200  2,400
Xircom, Inc. (a)  100  1,288
Xylan Corp. (a)  200  4,825
Yurie Systems, Inc.   200  4,175
  582,613
COMPUTER SERVICES & SOFTWARE - 4.6%
Access Health Marketing, Inc. (a)  100  3,625
Acxiom Corp. (a)  300  6,300
Adept Technology, Inc. (a)  100  1,488
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Adobe Systems, Inc.   100 $ 4,419
Affiliated Computer Services, Inc.
 Class A (a)  200  6,438
Affymetrix, Inc. (a)  200  6,275
Alternative Resources Corp. (a)  100  2,338
America Online, Inc. (a)  300  36,338
American Software, Inc. Class A (a)  100  794
Ansoft Corp. (a)  100  1,188
Arbor Software Corp. (a)  100  4,500
Aspect Development, Inc. (a)  100  4,775
Aspen Technology, Inc. (a)  200  7,950
At Home Corp., Series A  400  13,650
Autodesk, Inc.   100  4,738
Automatic Data Processing, Inc.   800  48,850
Avant! Corp. (a)  200  2,800
Aware, Inc. (a)  200  2,475
Axent Technologies, Inc. (a)  280  5,845
Bisys Group, Inc. (The) (a)  200  7,425
BMC Software, Inc. (a)  300  22,950
BEA Systems, Inc.   300  8,063
Black Box Corp. (a)  100  3,575
Broderbund Software, Inc. (a)  100  2,475
CNET, Inc. (a)  100  3,625
CSG Systems International, Inc. (a)  100  3,875
CACI International, Inc. Class A (a)  100  2,138
Cadence Design Systems, Inc. (a)  500  17,469
Cambridge Technology Partners
 Massachusetts, Inc. (a)  200  9,100
Camelot Corp. (a)  100  69
Ceridian Corp. (a)  100  4,656
CheckFree Holdings Corp. (a)  200  4,300
ChoicePoint, Inc. (a)  100  4,788
Ciber, Inc. (a)  100  6,675
Complete Business Solutions, Inc.   100  6,800
CompuCom Systems, Inc. (a)  100  881
Computer Associates International, Inc.   1,500  70,688
CompUSA, Inc. (a)  200  7,000
Computer Learning Centers, Inc. (a)  200  7,363
Computer Sciences Corp. (a)  200  20,938
Compuware Corp. (a)  400  16,850
Corsair Communications, Inc.   200  4,100
Cylink Corp. (a)  100  1,350
DST Systems, Inc. (a)  200  10,575
DAOU Systems, Inc. (a)  100  2,638
Data Dimensions, Inc. (a)  100  1,363
Dataworks Corp. (a)  100  2,525
Datatec Systems, Inc. (a)  100  416
Diamond Multimedia Systems, Inc. (a)  300  4,294
Digi International, Inc. (a)  100  2,425
DocuCorp International, Inc.
 rights 3/31/98 (a)  20  78
Documentum, Inc. (a)  100  4,638
E Trade Group, Inc. (a)  100  2,675
EarthLink Network, Inc. (a)  100  4,900
Edify Corp. (a)  100  1,538
J.D. Edwards & Co.   300  9,900
Egghead Inc. (a)  100  963
Electronic Arts, Inc. (a)  100  4,413
Electronic Data Systems Corp.   1,300  56,956
Electronics for Imaging, Inc. (a)  300  6,619
Equifax, Inc.   600  21,563
First Data Corp.   1,100  37,400
Fiserv, Inc. (a)  200  10,950

 SHARES VALUE (NOTE 1)
Forte Software, Inc. (a)  100 $ 600
4Front Software International, Inc. (a)  100  906
GT Interactive Software, Inc. (a)  100  775
Galileo International, Inc.   300  11,850
GeoTel Communications Corp. (a)  200  4,575
HBO & Co.   500  27,063
HNC Software, Inc. (a)  100  3,563
Harbinger Corp.   100  3,300
Hyperion Software, Inc. (a)  100  4,113
IDX Systems Corp. (a)  200  8,275
Inacom Corp. (a)  100  3,275
Industrial-Matematik International Corp. (a)  100  2,763
Information Management Resources, Inc.   100  4,788
Informix Corp. (a)  200  1,563
Infoseek Corp. (a)  200  3,288
Inso Corp. (a)  200  2,800
International Network Services (a)  200  5,575
Intuit, Inc. (a)  100  4,650
i2 Technologies, Inc. (a)  200  11,313
JDA Software Group, Inc. (a)  100  4,838
Keane, Inc. (a)  100  4,650
LHS Group, Inc.   100  7,513
Learning Co., Inc. (The) (a)  100  1,700
Legato Systems, Inc. (a)  100  4,900
Logic Works, Inc. (a)  100  1,013
Lycos, Inc. (a)  100  4,125
Macromedia, Inc. (a)  100  1,250
Manugistics Group, Inc. (a)  100  3,988
Mentor Graphics Corp. (a)  100  1,044
Mercury Interactive Group Corp. (a)  100  3,725
Meta Group, Inc. (a)  100  3,000
MetaCreations Corp. (a)  100  853
Microsoft Corp. (a)  6,800  576,300
MicroAge, Inc. (a)  200  2,575
MicroProse, Inc. (a)  100  197
NCR Corp. (a)  400  12,550
National Data Corp.   200  8,800
Networks Associates, Inc. (a)  141  9,112
Netscape Communications Corp. (a)  200  3,875
NetSpeak Corp. (a)  100  2,413
Network Solutions, Inc. Class A (a)  100  2,025
Novell, Inc. (a)  700  7,361
Oak Technology, Inc. (a)  300  2,100
Object Design, Inc. (a)  100  606
Oracle Corp. (a)  2,700  66,488
Orcad, Inc. (a)  100  913
Parametric Technology Corp. (a)  300  18,169
Paychex, Inc.   400  20,650
Pegasystems, Inc. (a)  100  2,125
PeopleSoft, Inc. (a)  600  26,813
Peritus Software Services, Inc.   100  1,600
Platinum Technology, Inc. (a)  300  7,613
Progress Software Corp. (a)  100  2,538
PsiNet, Inc. (a)  300  2,316
Quadramed Corp. (a)  100  3,188
Quickturn Design Systems, Inc. (a)  100  1,381
Rainbow Technologies, Inc. (a)  100  2,450
Rational Software Corp. (a)  100  1,350
Red Brick Systems, Inc. (a)  100  575
Remedy Corp. (a)  200  3,838
SPSS, Inc. (a)  100  2,150
STB Systems, Inc. (a)  150  3,431
Sabre Group Holdings, Inc. Class A (a)  200  6,600
Sapient Corp.   100  7,938
Scopus Technology, Inc. (a)  200  2,825
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Secure Computing Corp. (a)  100 $ 1,150
Security Dynamics Technologies, Inc. (a)  200  7,125
Shared Medical Systems Corp.   100  7,644
Siebel Systems, Inc. (a)  100  6,150
SportsLine USA, Inc.   200  4,700
Stac Electronics (a)  100  500
Sterling Software, Inc. (a)  200  10,538
Structural Dynamics Research Corp. (a)  200  5,750
Summit Design, Inc. (a)  100  1,400
SunGard Data Systems, Inc. (a)  368  12,581
Sybase, Inc. (a)  500  5,250
Sykes Enterprises, Inc. (a)  300  5,531
Symantec Corp. (a)  100  2,519
Synopsys, Inc. (a)  165  5,765
Systems & Computer Technology Corp. (a)  100  4,375
TCSI Corp. (a)  100  763
TSR, Inc. (a)  100  2,694
Technology Solutions, Inc. (a)  200  6,500
3Dfx Interactive, Inc.   200  4,613
Total Systems Services, Inc.   300  7,875
Transaction Systems Architects (a)  200  8,700
Transition Systems, Inc. (a)  100  1,950
Unicomp, Inc. (a)  100  675
Vantive Corp. (a)  200  5,475
Veritas Software Corp. (a)  100  5,688
Viasoft, Inc. (a)  100  2,700
Visio Corp. (a)  200  7,200
WavePhore, Inc. (a)  100  913
Whittman-Hart, Inc. (a)  100  3,300
Wind River Systems, Inc. (a)  200  7,825
Wonderware Corp. (a)  100  2,363
Xpedite Systems, Inc. (a)  100  3,663
Yahoo, Inc. (a)  100  7,319
  1,710,461
COMPUTERS & OFFICE EQUIPMENT - 3.5%
Adaptec, Inc. (a)  200  5,288
Advanced Digital Information Corp. (a)  100  1,575
Apple Computer, Inc. (a)  500  11,813
Apex PC Solutions, Inc.   100  2,750
Applied Magnetics Corp. (a)  200  2,388
Aura Systems, Inc. (a)  200  625
Auspex Systems, Inc. (a)  100  956
Bay Networks, Inc. (a)  500  16,938
Bell & Howell Co. (a)  100  2,688
CDW Computer Centers, Inc. (a)  100  6,850
CHS Electronics, Inc. (a)  200  4,125
Comdisco, Inc.   100  4,169
Compaq Computer Corp.   4,300  137,869
Comverse Technology, Inc. (a)  265  12,389
Concurrent Computer Corp. (a)  200  406
Data General Corp. (a)  300  6,188
Dell Computer Corp. (a)  900  125,888
Diebold, Inc.   300  15,413
Digital Equipment Corp. (a)  400  22,775
Digital Lightwave, Inc.   200  750
EMC Corp. (a)  1,400  53,550
Encad, Inc. (a)  100  2,463
Exabyte Corp. (a)  100  800
FileNet Corp. (a)  100  3,338
FOCUS Enhancements, Inc. (a)  100  372
Fore Systems, Inc. (a)  400  6,425
GateField Corp. (a)  200  238

 SHARES VALUE (NOTE 1)
Gateway 2000, Inc. (a)  400 $ 17,600
Genicom Corp. (a)  100  1,156
HMT Technology Corp. (a)  300  3,300
Hewlett-Packard Co.   2,900  194,300
Hutchinson Technology, Inc. (a)  100  2,313
In Focus Systems, Inc. (a)  100  3,994
Ingram Micro, Inc. Class A (a)  200  7,725
Insight Enterprises, Inc. (a)  100  3,975
Intergraph Corp. (a)  100  975
International Business Machines Corp.   2,700  281,981
Iomega Corp. (a)  600  5,475
Itron, Inc. (a)  100  2,113
Komag, Inc. (a)  100  1,438
Lexmark International Group, Inc. (a)  300  12,825
MTI Technology Corp. (a)  100  1,300
MICROS Systems, Inc. (a)  100  5,525
Micron Electronics, Inc. (a)  100  1,288
Network Appliance, Inc.   200  5,900
Pitney Bowes, Inc.   900  42,188
Plannar Systems, Inc. (a)  100  1,238
Quantum Corp. (a)  300  7,538
Radisys Corp. (a)  100  3,500
Retix (a)  100  538
SCI Systems, Inc. (a)  100  4,500
SCM Microsystems, Inc.   100  5,750
SED International Holdings, Inc. (a)  100  1,388
Safeguard Scientifics, Inc. (a)  100  3,600
Scan-Optics, Inc. (a)  100  706
Seagate Technology (a)  600  14,588
SEEQ Technology Corp. (a)  100  238
Sequent Computer Systems, Inc. (a)  300  6,356
Silicon Graphics, Inc. (a)  400  6,025
Splash Technology Holdings, Inc. (a)  100  1,750
Stratus Computer, Inc. (a)  100  5,019
Sun Microsystems, Inc. (a)  1,000  47,625
Symbol Technologies, Inc.   200  10,213
Syquest Technology, Inc. (a)  900  2,545
Tech Data Corp. (a)  200  9,300
Telxon Corp.   100  2,338
Trident Microsystems, Inc. (a)  100  800
Unisys Corp. (a)  400  7,150
Wang Laboratories, Inc. (a)  200  5,575
Western Digital Corp. (a)  200  3,650
Xerox Corp.   900  79,819
  1,276,149
ELECTRONIC INSTRUMENTS - 0.5%
Anadigics, Inc. (a)  100  1,563
Applied Materials, Inc. (a)  1,000  36,813
Barringer Technologies, Inc. (a)  100  1,494
Berg Electronics Corp. (a)  300  8,475
Cerprobe Corp. (a)  100  2,169
Cholestech Corp. (a)  100  1,363
Cohu, Inc.   100  4,625
Credence Systems Corp. (a)  100  3,338
Electro Scientific Industries, Inc. (a)  100  3,800
Helix Technology Corp.   200  4,550
KLA-Tencor Corp. (a)  200  9,231
Kulicke & Soffa Industries, Inc. (a)  100  2,775
Perkin-Elmer Corp.   219  16,028
Reliability, Inc. (a)  100  1,294
Sawtek, Inc. (a)  200  5,125
Silicon Valley Group, Inc. (a)  200  5,450
TAVA Technologies, Inc. (a)  100  844
Tektronix, Inc.   200  8,925
Teradyne, Inc. (a)  200  9,438
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - CONTINUED
Thermo Electron Corp. (a)  600 $ 24,600
Trimble Navigation Ltd. (a)  100  2,000
Varian Associates, Inc.   200  11,600
Waters Corp. (a)  200  9,888
  175,388
ELECTRONICS - 2.6%
Act Manufacturing, Inc. (a)  100  1,206
AVX Corp.   100  2,256
Actel Corp. (a)  200  3,125
Advanced Micro Devices, Inc. (a)  300  7,031
Altera Corp. (a)  200  8,625
Altron Inc. (a)  100  1,538
AMP, Inc.   700  30,931
Analog Devices, Inc. (a)  400  12,900
Arrow Electronics, Inc. (a)  400  13,325
Atmel Corp. (a)  100  1,625
Avnet, Inc.   200  12,750
Brightpoint, Inc. (a)  200  4,100
Burr-Brown Corp. (a)  200  8,225
C-Cube Microsystems, Inc. (a)  100  2,075
CIDCO, Inc. (a)  100  1,675
Cirrus Logic, Inc. (a)  200  2,213
Cypress Semiconductor Corp. (a)  200  1,888
DII Group, Inc. (a)  100  2,650
Dallas Semiconductor Corp.   100  4,750
Digital Microwave Corp. (a)  200  3,675
ESS Technology, Inc. (a)  100  763
Etec Systems, Inc. (a)  100  5,244
Electroglas, Inc. (a)  200  3,700
Exar Corp. (a)  100  2,200
General Semiconductor, Inc. (a)  100  1,394
Hadco Corp. (a)  100  5,113
Harmonic Lightwaves, Inc. (a)  100  1,256
Innovex, Inc.   100  2,325
Integrated Circuit Systems, Inc. (a)  100  3,500
Integrated Device Technology, Inc. (a)  400  6,025
Integrated Silicon Solution (a)  100  1,050
Intel Corp.   4,600  412,563
International Rectifier Corp. (a)  100  1,456
KEMET Corp. (a)  100  2,125
Kent Electronics Corp. (a)  200  4,463
LSI Logic Corp. (a)  300  7,106
Lattice Semiconductor Corp. (a)  100  5,356
Linear Technology Corp.   200  15,150
MRV Communications, Inc. (a)  200  4,650
Marshall Industries (a)  200  5,863
Maxim Integrated Products, Inc. (a)  500  20,188
Methode Electronics, Inc. Class A  100  1,413
Micrel, Inc. (a)  100  3,669
Micro Linear Corp. (a)  100  744
Microchip Technology, Inc. (a)  200  4,838
Micron Technology, Inc. (a)  600  19,913
Microsemi Corp. (a)  100  1,950
Molex, Inc.   550  16,638
Motorola, Inc.   1,600  89,200
National Semiconductor Corp. (a)  400  9,550
NeoMagic Corp. (a)  200  3,700
PMC-Sierra, Inc. (a)  200  7,200
Photronics, Inc. (a)  200  5,875
QLogic Corp. (a)  100  4,013
Reptron Electronics, Inc. (a)  100  1,225
S3, Inc. (a)  500  3,063

 SHARES VALUE (NOTE 1)
Sanmina Corp. (a)  100 $ 7,969
Semtech Corp. (a)  100  2,875
Sipex Corp. (a)  100  3,444
Solectron Corp. (a)  200  9,675
Standard Microsystems Corp. (a)  100  950
Sterling Commerce, Inc. (a)  300  13,688
Storage Technology Corp. (a)  200  13,650
Telcom Semiconductor, Inc. (a)  100  1,125
Texas Instruments, Inc.   1,000  57,875
Thomas & Betts Corp.   200  11,338
Transwitch Corp. (a)  100  1,113
Triquint Semiconductor, Inc. (a)  100  2,413
Uniphase Corp. (a)  100  4,006
Videoserver, Inc. (a)  100  1,513
Vishay Intertechnology, Inc.   300  6,113
World Access, Inc. (a)  100  2,250
Xilinx, Inc. (a)  200  8,775
Zoran Corp. (a)  100  1,738
  961,554
PHOTOGRAPHIC EQUIPMENT - 0.2%
Eastman Kodak Co.   800  52,500
Imation Corp. (a)  300  5,044
Polaroid Corp.   200  9,163
  66,707
TOTAL TECHNOLOGY   4,772,872
TRANSPORTATION - 1.2%
AIR TRANSPORTATION - 0.5%
AMR Corp. (a)  200  25,313
AirTran Holdings, Inc. (a)  500  2,906
Alaska Air Group, Inc. (a)  100  5,506
America West Holdings Corp.
 Class B (a)  300  7,444
ASA Holdings, Inc.   200  8,050
Atlantic Coast Airlines, Inc. (a)  100  4,338
Atlas Air, Inc. (a)  100  2,975
Comair Holdings, Inc.   350  9,319
Continental Airlines, Inc. Class B (a)  200  10,050
Delta Air Lines, Inc.   200  22,613
Great Lakes Aviation (a)  200  725
Mesa Air Group, Inc. (a)  400  3,288
Midwest Express Holdings, Inc. (a)  100  4,863
Midway Airlines Corp. (a)  100  1,950
SkyWest, Inc.   100  3,900
Southwest Airlines Co.   450  12,909
Trans World Airlines, Inc. (a)  300  3,900
UAL Corp. (a)  100  8,513
US Airways Group, Inc. (a)  200  12,663
Viad Corp.   500  12,094
Western Pacific Airlines, Inc. (a)  200  12
WorldCorp, Inc. (a)  100  138
  163,469
RAILROADS - 0.4%
ABC Rail Products Corp. (a)  100  1,900
Burlington Northern Santa Fe Corp.   400  39,850
CSX Corp.   700  39,156
Illinois Central Corp., Series A  300  11,644
Johnstown America Industries, Inc. (a)  100  1,200
Kansas City Southern Industries, Inc.   200  7,438
Trinity Industries, Inc.   200  10,050
Union Pacific Corp.   600  30,600
Wisconsin Central Transportation Corp. (a)  300  8,138
  149,976
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - CONTINUED
SHIPPING - 0.0%
Alexander & Baldwin, Inc.   300 $ 8,475
Hvide Marine, Inc. (a)  200  3,800
OMI Corp. (a)  100  869
Trico Marine Services, Inc. (a)  200  3,725
  16,869
TRUCKING & FREIGHT - 0.3%
Air Express International Corp.   200  5,600
Airborne Freight Corp.   200  7,238
American Freightways Corp. (a)  300  3,094
Arkansas Best Corp. (a)  200  2,250
C.H. Robinson Worldwide, Inc.   200  4,550
CNF Transportation, Inc.   200  7,825
Consolidated Freightways Corp. (a)  200  3,000
Eagle USA Airfreight, Inc. (a)  100  2,863
Expeditors International of Washington, Inc.   200  8,100
FDX Corp. (a)  480  30,570
Fritz Companies, Inc. (a)  100  1,388
Hunt (J.B.) Transport Services, Inc.   300  8,025
Landstar System, Inc. (a)  100  2,975
M.S. Carriers, Inc. (a)  100  2,638
Roadway Express, Inc.   200  4,600
Swift Transportation Co., Inc. (a)  200  6,525
US Xpress Enterprises, Inc. (a)  100  2,019
USFreightways Corp.   200  6,988
Werner Enterprises, Inc.   300  7,463
Yellow Corp. (a)  200  4,213
  121,924
TOTAL TRANSPORTATION   452,238
UTILITIES - 8.2%
CELLULAR - 0.5%
AirTouch Communications, Inc. (a)  1,400  62,913
Associated Group, Inc. Class A (a)  200  7,975
Cellular Communications International,
 Inc. (a)  100  4,775
Centennial Cellular Corp. Class A (a)  100  1,863
Century Telephone Enterprises, Inc.   200  12,200
Geotek Industries, Inc. (a)  200  344
LCC International, Inc. (a)  200  2,525
Metromedia Fiber Network, Inc. Class A  200  7,350
Mobile Telecommunications
 Technologies, Inc. (a)  200  4,500
Nextel Communications, Inc. Class A (a)  700  20,694
Paging Network, Inc. (a)  500  7,250
Powertel, Inc. (a)  100  2,250
QUALCOMM, Inc. (a)  200  10,200
Telephone & Data Systems, Inc.   300  13,069
360 Degrees Communications Co. (a)  500  13,250
United States Cellular Corp. (a)  100  3,019
Vanguard Cellular Systems, Inc. Class A (a)  100  1,300
Western Wireless Corp. Class A (a)  200  3,775
  179,252
ELECTRIC UTILITY - 2.6%
AES Corp. (a)  400  17,600
Allegheny Energy, Inc.   400  12,225
Ameren Corp.   500  19,219
American Electric Power Co., Inc.   700  33,600
Baltimore Gas & Electric Co.   700  22,094
Boston Edison Co.   100  3,881
CMS Energy Corp.   400  17,700
Calenergy, Inc. (a)  400  10,725

 SHARES VALUE (NOTE 1)
Carolina Power & Light Co.   600 $ 25,050
Central & South West Corp.   900  24,131
Citizens Utilities Co. Class B  1,211  11,353
Consolidated Edison, Inc.   800  34,000
DQE, Inc.   100  3,319
DPL, Inc.   150  2,728
DTE Energy Co.   600  22,050
Delmarva Power & Light Co.   100  2,156
Dominion Resources, Inc.   700  27,913
Duke Energy Corp.   1,200  66,675
Eastern Utilities Associates  100  2,394
Edison International  1,200  33,150
Enova Corp.   100  2,550
Entergy Corp.   400  11,575
FPL Group, Inc.   600  34,838
FirstEnergy Corp.   557  16,118
Florida Progress Corp.   400  15,475
GPU, Inc.   600  24,113
Houston Industries, Inc.   500  12,938
Illinova Corp.   400  11,100
KTI, Inc.   100  1,525
Kansas City Power & Light Co.   100  3,013
LG&E Energy Corp.   200  4,788
Long Island Lighting Co.   300  9,300
Midamerican Energy Holdings Co.   100  2,075
Montana Power Co.   300  9,600
NIPSCO Industries, Inc.   600  15,413
New Century Energies, Inc.   200  9,325
New England Electric System  300  12,638
New York State Electric & Gas Corp.   300  11,269
Niagara Mohawk Power Corp. (a)  900  11,531
Northeast Utilities  400  5,000
Northern States Power Co.  300  16,481
OGE Energy Corp.   100  5,400
PECO Energy Co.   1,000  19,750
PG&E Corp.   1,000  30,188
PP&L Resources, Inc.   200  4,475
PacifiCorp.   1,200  29,025
Pinnacle West Capital Corp. (a)  400  16,325
Potomac Electric Power Co.   200  5,025
Public Service Co. of New Mexico  200  4,663
Public Service Enterprise Group, Inc.   900  29,025
Puget Sound Power & Light Co.   200  5,425
SCANA Corp.   300  8,625
Southern Co.   2,000  49,375
TECO Energy, Inc.   700  18,419
Texas Utilities Co.   900  36,394
Unicom Corp.   400  12,825
Utilicorp United, Inc.   300  10,800
Wisconsin Energy Corp.   500  13,625
  931,992
GAS - 0.6%
AGL Resources, Inc.   100  2,031
Aquila Gas Pipeline Corp.   100  1,206
CTG Resources, Inc.   100  2,600
Columbia Gas System, Inc. (The)   200  15,263
Consolidated Natural Gas Co.   400  23,000
Eastern Enterprises Co.   100  4,431
El Paso Natural Gas Co.   200  13,275
Enron Corp.   1,000  47,000
Equitable Resources, Inc.   100  3,150
K N Energy, Inc.   200  10,388
Keyspan Energy Corp.   100  3,556
MCN Corp.   400  14,725
National Fuel Gas Co.   100  4,663
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
GAS - CONTINUED
NICOR, Inc.   100 $ 4,113
Pacific Enterprises  300  10,894
Questar Corp.   200  8,500
Sonat, Inc.   400  17,250
Washington Gas Light Co.   100  2,694
Western Resources, Inc.   200  8,200
Williams Companies, Inc.   1,100  35,956
  232,895
TELEPHONE SERVICES - 4.5%
ACC Corp. (a)  100  5,000
AT&T Corp.   4,500  273,938
ALLTEL Corp.   700  31,981
American Communication
 Services, Inc. (a)  100  1,400
Ameritech Corp.   3,000  125,063
Bell Atlantic Corp.   2,100  188,475
BellSouth Corp.   2,700  164,700
Cincinnati Bell, Inc.   600  19,200
Commonwealth Telephone Enterprises,
 Inc. (a)  100  2,800
Comsat Corp., Series 1  300  10,031
EXCEL Communications, Inc. (a)  300  6,319
Frontier Corp.   700  19,381
GTE Corp.   2,600  140,725
IXC Communications, Inc. (a)  200  11,588
LCI International, Inc. (a)  375  12,375
MCI Communications Corp.   1,900  90,844
Mastech Corp. (a)  100  5,263
McLeodUSA, Inc. Class A (a)  200  7,794
NEXTLINK Communications, Inc.
 Class A (a)  200  6,025
Pacific Gateway Exchange, Inc. (a)  100  4,331
Primus Telecommunications Group, Inc. (a)  200  5,200
Qwest Communications International, Inc.   600  21,075
SBC Communications, Inc.   2,500  189,063
Southern New England
 Telecommunications Corp.   300  18,938
Sprint Corp.   1,200  79,200
STAR Telecommunications, Inc.   100  3,738
Tel-Save Holdings, Inc. (a)  300  8,306
Teleport Communications Group, Inc.
 Class A (a)  200  10,925
Trescom International, Inc. (a)  100  894
U S WEST Communications Group  1,500  78,094
Winstar Communications, Inc. (a)  100  4,206
WorldCom, Inc. (a)  2,825  107,880
  1,654,752
WATER - 0.0%
American Water Works, Inc.   100  3,000
United Water Resources, Inc.   100  1,963
  4,963
TOTAL UTILITIES   3,003,854
TOTAL COMMON STOCKS
 (Cost $29,220,446)   31,473,178
U.S. TREASURY OBLIGATIONS - 14.0%
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
U.S. Treasury Bills, yields at dates of
 purchase 4.99% to 5.43%,
 4/16/98 to 6/4/98 (b)
 (Cost $5,105,319)  $ 5,161,000 $ 5,106,717
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $34,325,765)  $ 36,579,895
FUTURES CONTRACTS
  EXPIRATION UNDERLYING FACE UNREALIZED
PURCHASED  DATE AMOUNT AT VALUE GAIN/(LOSS)
22 S&P 500 Index Contracts Mar. 98 $ 5,777,750 $ 85,829
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENT IN
SECURITIES - 15.8%
LEGEND
1. Non-income producing
2. Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $242,250.
INCOME TAX INFORMATION
At February 28, 1998, the aggregate cost of investment securities for income tax purposes was $34,325,976. Net unrealized appreciation aggregated $2,253,919 of which $2,759,733 related to appreciated investment securities and $505,814 related to depreciated investment securities.
The fund hereby designates approximately $7,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 FEBRUARY 28, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                                                        $ 36,579,895
(COST $34,325,765) - SEE ACCOMPANYING SCHEDULE

CASH                                                                                       1,692

RECEIVABLE FOR INVESTMENTS SOLD                                                            12,707

RECEIVABLE FOR FUND SHARES SOLD                                                            2,242,332

DIVIDENDS RECEIVABLE                                                                       37,494

INTEREST RECEIVABLE                                                                        433

PURCHASE FEES RECEIVABLE                                                                   11,315

OTHER RECEIVABLES                                                                          215

PREPAID EXPENSES                                                                           8,628

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                                  11,877

 TOTAL ASSETS                                                                              38,906,588

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                               $ 9,188

PAYABLE FOR FUND SHARES REDEEMED                                                 7,800

PAYABLE FOR DAILY VARIATION ON                                                   7,349
FUTURES CONTRACTS

OTHER PAYABLES AND                                                               40,690
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                         65,027

NET ASSETS                                                                                $ 38,841,561

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                           $ 36,202,589

UNDISTRIBUTED NET INVESTMENT INCOME                                                        75,013

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                          224,000

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                  2,339,959

NET ASSETS, FOR 1,398,313                                                                 $ 38,841,561
SHARES OUTSTANDING

NET ASSET VALUE, OFFERING PRICE                                                            $27.78
AND REDEMPTION PRICE PER SHARE ($38,841,561 (DIVIDED BY) 1,398,313 SHARES) A

A OFFERING PRICE PER SHARE DOES NOT INCLUDE THE EFFECT OF THE PURCHASE FEE.


STATEMENT OF OPERATIONS

 NOVEMBER 5, 1997 (COMMENCEMENT OF OPERATIONS) TO
 FEBRUARY 28, 1998

INVESTMENT INCOME                                                               $ 88,701
DIVIDENDS

INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $716)                         53,125

 TOTAL INCOME                                                                    141,826

EXPENSES

MANAGEMENT AND SUB-ADVISORY FEES                                   $ 16,771

TRANSFER AGENT FEES                                                 10,015

ACCOUNTING FEES                                                     19,211

NON-INTERESTED TRUSTEES' COMPENSATION                               16

REGISTRATION FEES                                                   40,431

AUDIT                                                               22,298

MISCELLANEOUS                                                       251

 TOTAL EXPENSES BEFORE REDUCTIONS                                   108,993

 EXPENSE REDUCTIONS                                                 (92,363)     16,630

NET INVESTMENT INCOME                                                            125,196

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              10,130

 FUTURES CONTRACTS                                                  220,241      230,371

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              2,254,130

 FUTURES CONTRACTS                                                  85,829       2,339,959

NET GAIN (LOSS)                                                                  2,570,330

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 2,695,526


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   NOVEMBER 5, 1997
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    FEBRUARY 28,
                                    1998


OPERATIONS                                                                   $ 125,196
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                     230,371

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                         2,339,959

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              2,695,526

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                      (56,554)

SHARE TRANSACTIONS                                                            42,880,647
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                                                56,508

 COST OF SHARES REDEEMED                                                      (6,952,594)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS      35,984,561

PURCHASE FEES                                                                 218,028

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                     38,841,561

NET ASSETS

 BEGINNING OF PERIOD                                                          -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $75,013)    $ 38,841,561

OTHER INFORMATION
SHARES

 SOLD                                                                         1,666,819

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                                      2,259

 REDEEMED                                                                     (270,765)

 NET INCREASE (DECREASE)                                                      1,398,313



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
                          NOVEMBER 5, 1997
                          (COMMENCEMENT
                          OF OPERATIONS) TO
                          FEBRUARY 28,

SELECTED PER-SHARE DATA   1998




NET ASSET VALUE, BEGINNING OF PERIOD                                           $ 25.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                                       .15

 NET REALIZED AND UNREALIZED GAIN (LOSS)                                       2.45

 TOTAL FROM INVESTMENT OPERATIONS                                              2.60

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                                    (.08)

PURCHASE FEES ADDED TO PAID IN CAPITAL                                         .26

NET ASSET VALUE, END OF PERIOD                                                 $ 27.78

TOTAL RETURN B, C                                                              11.48%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                                        $ 38,842

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                        .25% A, E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                           1.91% A

PORTFOLIO TURNOVER RATE                                                        7% A

AVERAGE COMMISSION RATE F                                                      $ .0186

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED
DURING THE PERIOD SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER
(SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.  THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED FEBRUARY 28, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Total Market Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying the fund and shares of the fund for distribution under federal and state securities law. These expenses are borne by the fund and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
PURCHASE FEES. Shares purchased in the fund are subject to a purchase fee equal to 0.50% of the amount invested. This fee, which is retained by the fund, is accounted for as an addition to paid in capital. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS - CONTINUED
involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $29,558,181 and $343,282, respectively.
The market value of futures contracts opened and closed during the period amounted to $28,000,755 and $22,529,075, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .24% of the fund's average net assets.
SUB-ADVISER FEE. FMR and the fund have entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management, securities lending and custodial services to the fund. For these services, FMR pays Bankers Trust fees at an annual rate of 0.0125% of the fund's average net assets. In addition, the fund pays Bankers Trust fees equal to 40% of net income from the fund's security lending program. For the period, the fund paid Bankers Trust $283.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $139,462 and $142,359.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding sub-advisory fees associated with securities lending, interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 0.25% of average net assets. For the period, the reimbursement reduced the expenses by $92,363.
7. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 15% of the total outstanding shares of the fund.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Concord Street Trust: Spartan Total Market Index Fund, including the schedule of portfolio investments, as of February 28, 1998, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period November 5, 1997 (commencement of operations) to February 28, 1998. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Concord Street Trust: Spartan Total Market Index Fund as of February 28, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period November 5, 1997 (commencement of operations) to February 28, 1998, in conformity with generally accepted accounting principles.


/s/Coopers & Lybrand L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
April 3, 1998
DISTRIBUTIONS


The Board of Trustees of Spartan Total Market Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distribution derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

PAY DATE   4/6/98
RECORD DATE   4/3/98
DIVIDENDS   $.05
SHORT-TERM
CAPITAL GAINS   $.08
LONG-TERM
CAPITAL GAINS   $.11
LONG-TERM
CAPITAL GAIN BREAKDOWN:
 28% rate   -
 20% rate   100%

A total of 43.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 54.32% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1999 of these percentages for use in preparing 1998 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS
THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Bankers Trust Company
New York, NY
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Bankers Trust Company
New York, NY
* INDEPENDENT TRUSTEES
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1998                  PAST 1   PAST 5   LIFE OF
                                                 YEAR     YEARS    FUND

FIDELITY US BOND INDEX                           10.41%   39.48%   100.59%

LB AGGREGATE BOND                                10.37%   40.00%   N/A

INTERMEDIATE US GOVERNMENT FUNDS AVERAGE         8.86%    31.37%   N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 8, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 116 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1998            PAST 1   PAST 5   LIFE OF
                                           YEAR     YEARS    FUND

FIDELITY US BOND INDEX                     10.41%   6.88%    9.11%

LB AGGREGATE BOND                          10.37%   6.96%    N/A

INTERMEDIATE US GOVERNMENT FUNDS AVERAGE   8.86%    5.59%    N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$100,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980228 19980303 134741 S00000000000001
             U.S. Bond Index Fund        LB Aggregate Bond
             00651                       LB001
  1990/03/31     100000.00                   100000.00
  1990/04/30      98902.15                    99083.85
  1990/05/31     101848.95                   102017.56
  1990/06/30     103292.33                   103654.45
  1990/07/31     104861.22                   105088.32
  1990/08/31     103552.16                   103684.91
  1990/09/30     104402.79                   104542.69
  1990/10/31     105789.54                   105869.96
  1990/11/30     107912.50                   108148.92
  1990/12/31     109639.21                   109834.03
  1991/01/31     110945.71                   111191.76
  1991/02/28     111681.88                   112140.90
  1991/03/31     112576.12                   112912.39
  1991/04/30     113908.49                   114135.62
  1991/05/31     114705.78                   114803.07
  1991/06/30     114615.95                   114744.70
  1991/07/31     116187.72                   116335.90
  1991/08/31     118683.01                   118853.42
  1991/09/30     121180.35                   121261.80
  1991/10/31     122572.41                   122611.92
  1991/11/30     123844.13                   123736.17
  1991/12/31     127589.08                   127410.92
  1992/01/31     126089.97                   125677.60
  1992/02/29     126777.95                   126494.77
  1992/03/31     126332.45                   125781.65
  1992/04/30     127155.26                   126690.18
  1992/05/31     129563.14                   129080.80
  1992/06/30     131479.59                   130857.27
  1992/07/31     134384.15                   133527.05
  1992/08/31     135838.15                   134879.71
  1992/09/30     137508.23                   136478.53
  1992/10/31     135863.12                   134669.07
  1992/11/30     135802.95                   134699.52
  1992/12/31     137757.58                   136841.44
  1993/01/31     140497.88                   139465.54
  1993/02/28     143334.37                   141906.91
  1993/03/31     143928.53                   142498.22
  1993/04/30     145002.76                   143490.51
  1993/05/31     145185.54                   143673.23
  1993/06/30     147708.62                   146277.03
  1993/07/31     148811.04                   147104.35
  1993/08/31     151228.58                   149682.77
  1993/09/30     151744.97                   150093.90
  1993/10/31     152254.90                   150654.76
  1993/11/30     151011.43                   149373.16
  1993/12/31     151827.73                   150182.72
  1994/01/31     153733.24                   152210.44
  1994/02/28     151041.86                   149566.03
  1994/03/31     147851.94                   145878.59
  1994/04/30     146592.88                   144713.73
  1994/05/31     146472.17                   144693.43
  1994/06/30     146357.40                   144373.67
  1994/07/31     148983.72                   147241.40
  1994/08/31     149184.14                   147424.12
  1994/09/30     147199.85                   145254.29
  1994/10/31     147124.76                   145124.86
  1994/11/30     146887.75                   144802.56
  1994/12/31     147861.23                   145802.46
  1995/01/31     150615.89                   148687.95
  1995/02/28     153906.27                   152223.12
  1995/03/31     154741.75                   153157.04
  1995/04/30     156921.63                   155296.42
  1995/05/31     162915.09                   161305.96
  1995/06/30     164175.49                   162488.58
  1995/07/31     163920.93                   162125.67
  1995/08/31     165680.40                   164082.33
  1995/09/30     167266.66                   165678.61
  1995/10/31     169659.14                   167833.21
  1995/11/30     172051.51                   170348.19
  1995/12/31     174475.09                   172738.81
  1996/01/31     175635.69                   173885.90
  1996/02/29     172573.36                   170863.36
  1996/03/31     171338.87                   169675.67
  1996/04/30     170217.63                   168721.45
  1996/05/31     169914.39                   168378.84
  1996/06/30     172042.14                   170640.04
  1996/07/31     172563.31                   171106.99
  1996/08/31     172267.20                   170820.22
  1996/09/30     175105.19                   173797.08
  1996/10/31     178991.99                   177646.94
  1996/11/30     182038.14                   180689.78
  1996/12/31     180381.75                   179009.75
  1997/01/31     180767.40                   179557.91
  1997/02/28     181077.80                   180004.57
  1997/03/31     179224.55                   178009.85
  1997/04/30     182026.88                   180674.55
  1997/05/31     183474.97                   182382.50
  1997/06/30     185776.23                   184547.25
  1997/07/31     190598.61                   189523.91
  1997/08/31     189035.92                   187907.32
  1997/09/30     191912.20                   190678.61
  1997/10/31     194647.63                   193444.83
  1997/11/30     195559.32                   194335.60
  1997/12/31     197602.41                   196292.25
  1998/01/31     200169.52                   198812.30
  1998/02/27     199919.30                   198662.57
IMATRL PRASUN   SHR__CHT 19980228 19980303 134745 R00000000000098
$100,000 OVER LIFE OF FUND: Let's say hypothetically that $100,000 was invested in Fidelity U.S. Bond Index Fund on March 31, 1990, shortly after the fund started. As the chart shows, by February 28, 1998, the value of the investment would have grown to $199,919 - a 99.92% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $198,663 - a 98.66% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
DIVIDENDS AND YIELD
PERIODS ENDED FEBRUARY 28, 1998    PAST 1        PAST 6         PAST 1
                                   MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                5.64(CENTS)   36.18(CENTS)   73.41(CENTS)

ANNUALIZED DIVIDEND RATE           6.79%         6.79%          6.92%

30-DAY ANNUALIZED YIELD            5.88%         -              -

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.83 over the past one month, $10.75 over the past six months and $10.61 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the period shown, the yield would have been 5.64%.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Christine Thompson, Portfolio Manager of Fidelity U.S. Bond Index Fund
Q. HOW HAS THE FUND PERFORMED, CHRISTINE?
A. As it is designed to do, the fund's performance closely tracked the Lehman Brothers Aggregate Bond Index. For the 12 months that ended February 28, 1998, the fund had a total return of 10.41%, while the Lehman Brothers Aggregate Bond Index returned 10.37%. The fund's total return is slightly higher than the index despite operating expenses. For another comparison, the intermediate U.S. government funds average returned 8.86% for the same 12-month period, as tracked by Lipper Analytical Services.
Q. HOW WOULD YOU CHARACTERIZE THE INVESTING ENVIRONMENT FOR BONDS OVER THE PAST YEAR?
A. It was a pretty good environment overall, although the second half of the year proved to be far more favorable than the first half. Shortly after the period began, the Federal Reserve Board raised short-term interest rates as a pre-emptive strike against inflation. In response, the yield on the 10-year U.S. Treasury bond - which we'll use as a barometer of the market's overall performance - hit a peak of 6.98% in April and bond prices declined. But in the ensuing months, the yield on the 10-year Treasury fell in tandem with waning fears of inflation. In the fall, bonds got an added boost from economic and currency problems in Southeast Asia. With the crisis brewing in that region, volatility returned to the global markets. As an antidote to increased volatility, investors sought a safe haven in U.S. Treasuries. The combination of new money flowing into the U.S. bond market and the potential for slower U.S. economic growth as a result of a slowdown in Asia essentially removed the threat of higher inflation over the near term. In light of that more favorable inflationary sentiment, investors pushed the yield on the 10-year Treasury down to 5.62% at the end of the period.
Q. WHAT WAS YOUR STRATEGY?
A. Because the Lehman Brothers Aggregate Bond Index is made up of roughly 4,000 individual securities, it's impractical for the fund to own each security in that index. In choosing the fund's investments, I use a technique known as statistical sampling. This process entails assembling a portfolio that replicates the characteristics of the index - which can include duration, sector maturity, credit quality and others - by investing in representative issues. One example is duration, which is a measure of a security's price sensitivity to changes in interest rates. The duration of the fund and the distribution of duration are always set to approximate the index. I identify securities that will give the fund the same duration breakdown as the index. The next step is to pick individual securities using Fidelity's research resources. I choose securities that have the characteristics I need and also offer the potential for performing better than other securities. I also consider relative prices in a historical context and how valuations have differed at various points in an economic cycle.
Q. WHICH BONDS PERFORMED PARTICULARLY WELL IN THIS ENVIRONMENT?
A. After lagging corporate, mortgage-backed and agency securities in the first half of the period, U.S. Treasuries gathered steam. Initially, the non-government sectors outpaced Treasuries in part because the yield advantage they offered over government securities made them attractive to investors. But in the fourth quarter of 1997, conditions were reversed. Treasuries outperformed the non-government sectors of the market largely because the corporate market came under pressure from near-record new issuance, and the mortgage market struggled with increased prepayment activity as interest rates fell. For the 12-month period that ended February 28, 1998, here's how individual sectors within the Lehman Brothers Aggregate Bond Index performed: Treasury securities, which made up about 42% of the index, returned 10.67%; mortgage-backed securities, at about 30% of the index, returned 9.63%; corporate securities, which accounted for nearly 20% of the index, returned 10.88%; agency securities, at about 7% of the index, returned 10.49%; and asset-backed securities at less than 1% of the index, returned 8.11%.
Q. FALLING INTEREST RATES PROMPTED A WAVE OF MORTGAGE REFINANCING ACTIVITY AS HOMEOWNERS TOOK ADVANTAGE OF LOWER INTEREST RATES. HOW DID YOU DEAL WITH PREPAYMENT RISK - THE RISK THAT MORTGAGE SECURITIES COULD BE REDEEMED, POTENTIALLY FORCING BOND HOLDERS TO RE-INVEST AT LOWER RATES?
A. I tried to make the fund less vulnerable to prepayment risk in a couple of ways. First, I kept a smaller weighting - relative to the Lehman Brothers Aggregate Bond Index - in securities backed by mortgage loans underwritten recently , which historically have proven to be the most likely to be refinanced when rates fall. Instead, I focused on "seasoned" mortgages - those that have been outstanding for some period of time. These securities are less susceptible to increases in refinancing that occur when interest rates decline, as indicated by the fact that previous opportunities to refinance were not acted upon. In addition, I continued to emphasize mortgage securities with coupons - the interest rate the borrower promises to pay - that were much higher or much lower than current coupon mortgages. Again, the level of refinancing for these securities is less likely to be affected by changing interest rates.
Q. WHICH TREASURY SECURITIES WERE ATTRACTIVE DURING THE YEAR?
A. I emphasized older Treasury securities and generally avoided the more-recently issued securities. Newly issued Treasuries have a higher amount of liquidity, meaning they are more easily traded. Because of that attractive liquidity, the prices of newly issued Treasuries tend to be expensive relative to comparable older securities.
Q. WHAT'S AHEAD FOR THE FUND?
A. Currently, the market presents more opportunities to exploit price inefficiencies that may result from a bond's maturity, credit quality or other structural factors than it did six months ago. With the help of Fidelity's research team, I'll work to identify those attractively priced opportunities as they pop up. But, as always, I will attempt to keep the fund's performance on track with its benchmark index.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

CHRISTINE THOMPSON ON
QUANTITATIVE RESEARCH:
"Quantitative research allows me
to understand how the fund is
likely to perform relative to the
market in a variety of interest-rate
environments and market
scenarios. My research draws on
historical performance to model
how individual securities react
and allows me to combine certain
groupings of securities to examine
their performance together under
various circumstances.
"Quantitative research also allows
me to analyze issues such as: How
do the payment patterns of the bonds
in a portfolio come together? How
would I expect these valuation
measures to adjust and to offset
one another in different market
environments? If we re-lived in the
future some of the extreme
environments that we've seen in
the past, what kind of returns
would I expect this portfolio to
have relative to the overall
market?
"Being able to model a portfolio
that contains securities with many
different cash-flow characteristics
to find out how the portfolio is likely
to perform in an extreme
interest-rate environment, for
example, is very useful in
controlling risks and positioning the
fund relative to the Lehman
Brothers Aggregated Bond Index."
FUND FACTS
GOAL: to provide returns
consistent with those of the
Lehman Brothers Aggregate
Bond Index
START DATE: March 8, 1990
SIZE: as of February 28, 1998,
more than $815 million
MANAGER: Christine Thompson,
since 1990; manager, Fidelity
Intermediate Bond Fund, since
1995; co-manager, Fidelity
Global Bond Fund, 1996-
February 1998; Fidelity Target
Timeline Funds, since 1996;
joined Fidelity in 1985
(checkmark)
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF FEBRUARY 28, 1998
(MOODY'S RATINGS)   %    % OF FUND'S INVESTMENTS
                    O    6 MONTHS AGO
                    F
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

AAA                 6    70.1
                    9
                    .
                    8

AA                  1    0.9
                    .
                    5

A                   7    11.1
                    .
                    9

BAA                 1    10.7
                    1
                    .
                    4

BA                  2    2.7
                    .
                    0

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF
ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF FEBRUARY 28, 1998
              6 MONTHS AGO

YEARS   7.5   8.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF FEBRUARY 28, 1998
              6 MONTHS AGO

YEARS   4.5   4.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF FEBRUARY 28, 1998 * AS OF AUGUST 31, 1997 **

U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 41.2%
MORTGAGE-BACKED
SECURITIES 27.2%
CORPORATE BONDS 23.0%
FOREIGN GOVERNMENT
OBLIGATIONS 1.0%
OTHER 0.2%
SHORT-TERM
INVESTMENTS 7.4%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 40.2%
MORTGAGE-BACKED
SECURITIES 27.7%
CORPORATE BONDS 27.1%
FOREIGN GOVERNMENT
OBLIGATIONS 0.3%
OTHER 0.2%
SHORT-TERM
INVESTMENTS 4.5%
ROW: 1, COL: 1, VALUE: 7.4
ROW: 1, COL: 2, VALUE: 1.0
ROW: 1, COL: 3, VALUE: 2.0
ROW: 1, COL: 4, VALUE: 23.0
ROW: 1, COL: 5, VALUE: 27.2
ROW: 1, COL: 6, VALUE: 41.2
ROW: 1, COL: 1, VALUE: 4.5
ROW: 1, COL: 2, VALUE: 1.0
ROW: 1, COL: 3, VALUE: 2.0
ROW: 1, COL: 4, VALUE: 27.1
ROW: 1, COL: 5, VALUE: 27.7
ROW: 1, COL: 6, VALUE: 40.2

* FOREIGN
 INVESTMENTS 4.1%
** FOREIGN
 INVESTMENTS 3.8%
INVESTMENTS FEBRUARY 28, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 23.0%
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
AEROSPACE & DEFENSE - 0.8%
DEFENSE ELECTRONICS - 0.8%
Raytheon Co.:
 6.30%, 8/15/00  Baa1 $ 3,000,000 $ 3,012,330
 6.45%, 8/15/04  Baa1  3,470,000  3,508,135
  6,520,465
BASIC INDUSTRIES - 0.3%
CHEMICALS & PLASTICS - 0.3%
Methanex Corp. yankee 8 7/8%, 11/15/01  A2  2,820,000  2,958,829
DURABLES - 0.6%
TEXTILES & APPAREL - 0.6%
Levi Strauss & Co. 7%, 11/1/06 (c)  Baa2  5,000,000  5,046,875
ENERGY - 0.5%
OIL & GAS - 0.5%
Nationale Elf Aquitaine yankee 7 3/4%, 5/1/99 Aa3 250,000 254,915 Occidental Petroleum Corp.:
 6 3/4%, 9/16/99  Baa3  810,000  818,983
 6.09%, 11/29/99  Baa3  390,000  390,472
Phillips 66 Capital II 8%, 1/15/07  Baa1  3,000,000  3,124,800
  4,589,170
FINANCE - 11.5%
ASSET-BACKED SECURITIES - 1.7%
Boatmens Auto Trust 6.35%, 10/15/01  A2  430,000  431,545
Case Equipment Loan Trust 6.45%, 9/15/02  A3  1,000,000  992,500
Caterpillar Financial Asset Trust 6.55%, 5/22/02 A3 500,000 505,156 Ford Credit Grantor Trust 5.90%, 10/15/00 Aaa 1,407,465 1,408,125
Green Tree Financial Corp.:
 6.45%, 5/15/27  Aaa  1,358,437  1,361,197
 6.65%, 7/15/27  Aaa  1,180,346  1,183,665
Key Auto Finance Trust Class C 6.65%, 10/15/03  Baa3  700,000  700,602
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  62,003  61,848
MBNA Master Credit Card Trust II Class A
6.55%, 1/15/07  Aaa  3,000,000  3,075,540
Olympic Automobile Receivables Trust
6 1/8%, 11/15/04   Aaa  1,223,566  1,246,009
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Premier Auto Trust:
 6.80%, 12/2/98  Aa3 $ 180,585 $ 180,585
 6%, 5/6/00  Aaa  1,230,000  1,230,763
Union Federal Savings Bank Grantor Trust
6.975%, 7/10/00  Baa2  331,367  331,471
WFS Financial Owner Trust 6.90%, 12/20/03  Aaa  2,370,000  2,442,089
  15,151,095
BANKS - 5.1%
Banco Latinoamericano Exportaciones
SA euro 6.90%, 12/4/99 (c)  Baa2  1,000,000  1,015,318
BanPonce Corp. 6.488%, 3/3/00  A3  1,440,000  1,449,014
Barnett Banks, Inc. 10 7/8%, 3/15/03  A1  1,020,000  1,207,680
Capital One Bank:
 6.42%, 11/12/99  Baa3  1,000,000  1,004,380
 6.55%, 2/4/00  Baa3  2,000,000  2,009,640
 6 3/8%, 2/15/03  Baa3  2,500,000  2,467,725
Citicorp 9%, 4/15/99  A1  1,053,000  1,086,212
Comerica, Inc. 9 3/4%, 5/1/99  A3  1,000,000  1,041,690
First Hawaiian, Inc. 6 1/4%, 8/15/00  Baa1  1,000,000  999,450
First Interstate Bancorp 8 5/8%, 4/1/99  A2  1,042,000  1,069,790
First Maryland Bancorp 10 3/8%, 8/1/99  A3  750,000  793,635
First Tennessee National Corp.
6 3/4%, 11/15/05  Baa1  1,000,000  1,022,860
Firstar Corp. 7.15%, 9/1/00  A3  1,300,000  1,306,370
Fleet/Norstar Financial Group, Inc.
9.90%, 6/15/01  A3  1,390,000  1,538,355
Kansallis-Osake-Pankki 10%, 5/1/02  A3  2,600,000  2,945,020
Merchants National Corp. 9 7/8%, 10/1/99  A2  1,650,000  1,743,918
Merita Bank Ltd. yankee 6 1/2%, 1/15/06  A3  2,100,000  2,084,565
Midland American Capital Corp. gtd.
12 3/4%, 11/15/03  Aa3  330,000  344,441
Midland Bank PLC yankee 7 5/8%, 6/15/06  Aa3  2,000,000  2,122,380
Midlantic Corp.:
 9 7/8%, 12/1/99  A3  1,000,000  1,060,980
 9.20%, 8/1/01  A3  1,337,000  1,457,370
NCNB Corp. 10.20%, 7/15/15  A1  2,000,000  2,673,360
Popular, Inc. 6.40%, 8/25/00  A3  2,540,000  2,550,592
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
FINANCE - CONTINUED
BANKS - CONTINUED
Provident Bank:
 6 1/8%, 12/15/00  A3 $ 1,800,000 $ 1,797,678
 6 3/8%, 1/15/04  Baa2  1,500,000  1,506,660
Shawmut National Corp. 8 5/8%, 12/15/99  A3  1,190,000  1,239,599
Signet Bank 7.80%, 9/15/06  Baa1  1,500,000  1,640,730
Signet Banking Corp. 9 5/8%, 6/1/99  A2  1,264,000  1,315,407
Union Planters Corp. 6 3/4%, 11/1/05  Baa2  1,500,000  1,520,580
  44,015,399
CREDIT & OTHER FINANCE - 3.4%
AT&T Capital Corp. 6.65%, 4/30/99  Baa3  4,100,000  4,132,964
Chase Capital I 7.67%, 12/1/26  A1  3,000,000  3,069,330
Countrywide Funding Corp. 6.45%, 2/27/03  A3  4,000,000  4,000,000
EOP Operating LP 6 3/8%, 2/15/03 (c)  Baa1  3,250,000  3,222,538
Edison Mission Energy Funding Corp.
6.77%, 9/15/03 (c)  Baa1  3,329,987  3,372,577
Finova Capital Corp. 6.38%, 4/15/99  Baa1  3,000,000  3,019,620
First Security Capital I 8.41%, 12/15/26  A3  3,000,000  3,266,100
Fleet Mortgage Group, Inc. 6 1/2%, 6/15/00  A2  800,000  807,304
Ford Motor Credit 7.05%, 6/6/01  A1  1,000,000  1,026,870
MCN Investment Corp.:
 5.84%, 2/1/99  Baa2  1,460,000  1,457,503
 6.03%, 2/1/01  Baa2  1,940,000  1,941,436
Union Acceptance Corp. 7.075%, 7/10/02  Baa2  171,164  171,912
  29,488,154
INSURANCE - 0.6%
Metropolitan Life Insurance Co.
6.30%, 11/1/03 (c)  A1  2,560,000  2,544,358
Nationwide Mutual Insurance Co.
6 1/2%, 2/15/04 (c)  A1  2,690,000  2,709,449
  5,253,807
SAVINGS & LOANS - 0.7%
Great Western Financial Corp.
6 3/8%, 7/1/00  A3  1,000,000  1,003,210
Home Savings of America FSB:
 6%, 11/1/00  A3  1,000,000  994,740
 6 1/2%, 8/15/04  A3  2,000,000  2,006,120
Long Island Savings Bank FSB 7%, 6/13/02  Baa3  2,120,000  2,164,096
  6,168,166
TOTAL FINANCE   100,076,621
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
MEDIA & LEISURE - 2.5%
BROADCASTING - 2.0%
Hearst-Argyle Television, Inc. 7%, 11/15/07  Baa3 $ 5,000,000 $
5,036,000
TCI Communications, Inc. 6 3/8%, 9/15/99  Ba1  2,000,000  2,004,540
Tele Communications, Inc. 8 1/4%, 1/15/03  Ba1  5,000,000  5,353,450
Time Warner, Inc.:
 7.95%, 2/1/00  Ba1  2,400,000  2,473,728
 8.18%, 8/15/07  Ba1  2,500,000  2,714,500
  17,582,218
PUBLISHING - 0.5%
News America, Inc. 6 5/8%, 1/9/08 (c)  Baa3  4,000,000  3,940,000
TOTAL MEDIA & LEISURE   21,522,218
NONDURABLES - 0.6%
TOBACCO - 0.6%
Philip Morris Companies, Inc.:
 7 1/4%, 9/15/01  A2  2,400,000  2,459,880
 7%, 7/15/05  A2  2,500,000  2,548,825
  5,008,705
RETAIL & WHOLESALE - 2.2%
GENERAL MERCHANDISE STORES - 1.7%
Dayton Hudson Corp.:
 10%, 12/1/00  Baa1  3,000,000  3,285,750
 6 3/4%, 1/1/28  Baa1  2,090,000  2,052,108
Federated Department Stores, Inc.:
10%, 2/15/01  Baa2  3,500,000  3,840,935
 8 1/8%, 10/15/02  Baa2  4,000,000  4,270,120
 6.79%, 7/15/27  Baa2  1,800,000  1,832,256
  15,281,169
GROCERY STORES - 0.5%
Kroger Co. 6 3/8%, 3/1/08  Baa3  4,000,000  3,978,860
TOTAL RETAIL & WHOLESALE   19,260,029
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
TECHNOLOGY - 0.5%
COMPUTERS & OFFICE EQUIPMENT - 0.5%
Comdisco, Inc.:
 6.55%, 2/4/00  Baa1 $ 1,500,000 $ 1,513,905
 9.30%, 6/27/00  Baa2  1,250,000  1,336,400
 9 1/4%, 7/6/00  Baa2  375,000  401,434
 5 3/4%, 2/15/01  Baa1  1,500,000  1,483,065
  4,734,804
TRANSPORTATION - 0.2%
AIR TRANSPORTATION - 0.2%
Continental Airlines Pass Through Trust
pass through certificate 7.42%, 10/1/08  Baa1  1,500,000  1,555,650
UTILITIES - 3.3%
CELLULAR - 0.2%
Airtouch Communications, Inc.
7 1/2%, 7/15/06  Baa2  1,000,000  1,063,650
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  440,000  454,137
  1,517,787
ELECTRIC UTILITY - 1.2%
Avon Energy Partners Holdings
6.73%, 12/11/02 (c)  Baa2  3,000,000  3,044,910
British Columbia Hydro & Power Authority
yankee 12 1/2%, 1/15/14  Aa2  930,000  1,016,072
DR Investment yankee 7.10%, 5/15/02 (c)  Baa1  1,200,000  1,224,975
Israel Electric Corp. 7.10%, 12/17/07 (c)  A3  3,000,000  3,019,830
Massachusetts Electric Co. 6.78%, 11/20/06  A1  2,000,000  2,071,080
  10,376,867
GAS - 1.2%
Columbia Gas System, Inc.:
 6.39%, 11/28/00  Baa1  3,000,000  3,023,370
 6.61%, 11/28/02  Baa1  1,000,000  1,016,160
Sonat, Inc. 9 1/2%, 8/15/99  A3  3,238,000  3,394,460
Southwest Gas Corp. 9 3/4%, 6/15/02  Baa2  3,020,000  3,397,047
  10,831,037
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 0.7%
Teleport Communications Group, Inc.
0%, 7/1/07 (b)  Baa3 $ 2,000,000 $ 1,720,000
WorldCom, Inc.:
 9 3/8%, 1/15/04  Ba1  1,891,000  2,004,668
 8 7/8%, 1/15/06  Ba1  2,014,000  2,196,186
  5,920,854
TOTAL UTILITIES   28,646,545
TOTAL NONCONVERTIBLE BONDS
(Cost $198,656,506)   199,919,911
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 41.2%
U.S. TREASURY OBLIGATIONS - 36.2%
8 7/8%, 2/15/99  Aaa  630,000  649,291
8%, 8/15/99  Aaa  3,850,000  3,979,938
7 3/4%, 12/31/99  Aaa  12,253,000  12,710,527
8 1/2%, 2/15/00  Aaa  35,000,000  36,875,650
5 3/4%, 10/31/00  Aaa  45,220,000  45,410,828
7 7/8%, 8/15/01  Aaa  17,335,000  18,556,597
10 3/4%, 2/15/03  Aaa  1,300,000  1,584,986
10 3/4%, 5/15/03  Aaa  16,093,000  19,766,710
11 5/8%, 11/15/04  Aaa  14,100,000  18,706,752
12 3/4%, 11/15/10 (callable)  Aaa  5,150,000  7,351,625
13 7/8%, 5/15/11 (callable)  Aaa  300,000  456,561
12%, 8/15/13 (callable)  Aaa  30,770,000  45,400,212
9 7/8%, 11/15/15  Aaa  18,300,000  26,114,649
9%, 11/15/18  Aaa  32,790,000  44,435,696
71/4%, 2/ 15/23  Aaa  28,400,000  32,487,044
  314,487,066
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.0%
Federal Agricultural Mortgage Corporation:
 7.44%, 5/25/00  Aaa  500,000  517,890
 6.92%, 8/10/02  Aaa  1,040,000  1,084,689
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Federal Farm Credit Bank 9.55%, 5/09/05  Aaa $ 2,250,000 $ 2,717,235
Federal Home Loan Bank:
 6.37%, 6/30/03  Aaa  510,000  522,668
 7.31%, 6/16/04  Aaa  2,040,000  2,190,776
 7.38%, 8/5/04  Aaa  460,000  496,874
Freddie Mac 8%, 1/26/05  Aaa  1,000,000  1,113,910
Fannie Mae:
 7.49%, 3/2/05  Aaa  1,050,000  1,142,043
 7.65%, 3/10/05  Aaa  2,000,000  2,194,060
 7 3/8%, 3/28/05  Aaa  4,000,000  4,326,880
Guaranteed Export Trust Certificates
(assets of Trust guaranteed by U.S.
 Government through Export-Import Bank):
 Series 1993-C, 5.20%, 10/15/04  Aaa  1,268,400  1,240,257
  Series 1993-D, 5.23%, 5/15/05  Aaa  580,000  566,565
  Series 1994-C, 6.61%, 9/15/99  Aaa  116,430  117,100
Guaranteed Trade Trust Certificates
(assets of Trust guaranteed by
U.S. Government through Export-Import Bank)
Series 1997-A, 6.104%, 7/15/03  Aaa  4,583,333  4,599,833
Government Loan Trusts (assets
of Trust guaranteed by U.S.
Government through Agency
for International Development)
8 1/2%, 4/1/06  Aaa  2,705,000  2,990,729
Government Trust Certificates:
 (assets of Trust guaranteed by U.S.
Government through Export-Import Bank):
 Series 1995-A, 6.28%, 6/15/04  Aaa  3,823,529  3,874,841
 (assets of Trust guaranteed by
U.S. Government through
Defense Security Assistance Agency):
 Class 1-C, 9 1/4%, 11/15/01  Aaa  641,391  680,740
  Class 2-E, 9.40%, 5/15/02  Aaa  1,662,100  1,760,879
  Class T-3, 9 5/8%, 5/15/02  Aaa  2,244,320  2,376,354
Overseas Private Investment Corp.
U.S. Government guaranteed
participation certificate
Series 1994-195, 6.08%, 8/15/04
(callable)  Aaa  1,526,400  1,534,307
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Private Export Funding Corp. secured:
5.65%, 3/15/03  Aaa $ 1,752,300 $ 1,743,065
 5.48%, 9/15/03  Aaa  1,950,000  1,930,793
 5.80%, 2/1/04  Aaa  1,900,000  1,899,563
 6.86%, 4/30/04  Aaa  887,250  910,075
U.S. Department of Housing and Urban
Development Government guaranteed
participation certificates Series 1995-A,
8.27%,8/1/03  Aaa  1,000,000  1,107,250
  43,639,376
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $348,156,376)   358,126,442
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 26.2%
FREDDIE MAC - 2.8%
6 1/2%, 10/1/07  Aaa  704,368  708,742
7%, 6/1/99 to 7/1/26  Aaa  2,130,379  2,153,289
7 1/2%, 7/1/26 to 11/1/27  Aaa  9,429,411  9,676,792
8%, 7/1/16 to 2/1/28  Aaa  4,419,344  4,584,806
8 1/2%, 9/1/19  Aaa  28,992  30,654
9%, 11/1/01 to 10/1/16  Aaa  631,280  664,519
9 1/2%, 10/1/08 to 9/1/18  Aaa  944,875  1,007,435
10%, 6/1/20  Aaa  119,303  130,674
10 1/2%, 1/1/01 to 2/1/19  Aaa  554,878  611,118
11%, 1/1/06 to 9/1/20  Aaa  2,926,655  3,297,080
11 1/2%, 8/1/13 to 10/1/15  Aaa  176,837  200,014
11 3/4%, 9/1/13  Aaa  74,820  85,234
12%, 2/1/13 to 7/1/15  Aaa  61,068  70,468
12 3/4%, 8/1/12 to 10/1/13  Aaa  152,814  178,960
13 1/2%, 1/1/23  Aaa  363,673  436,211
  23,835,996
FANNIE MAE - 17.5%
5 1/2%, 9/1/00 to 4/1/11  Aaa  12,326,229  12,045,147
6%, 1/1/01 to 4/1/28 (d)  Aaa  47,384,822  46,413,467
6 1/2%, 12/1/08 to 3/1/28  Aaa  40,095,255  40,012,620
7%, 12/1/11 to 3/1/28  Aaa  33,919,013  34,351,754
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
FANNIE MAE - CONTINUED
7 1/2%, 11/1/07 to 4/1/28  Aaa $ 5,876,531 $ 6,036,480
7 1/2%, 4/1/28 (d)  Aaa  379,200  389,628
8%, 2/1/25 to 3/1/28  Aaa  7,000,001  7,258,126
8 1/2%, 6/1/17 to 7/1/24  Aaa  2,781,911  2,925,553
9 1/2%, 9/1/21  Aaa  1,516,591  1,636,962
10 3/4%, 9/1/10 to 5/1/14  Aaa  278,257  309,454
11 1/4%, 5/1/14  Aaa  46,135  52,253
11 1/2%, 8/1/14  Aaa  155,932  176,843
12 1/2%, 1/1/15  Aaa  42,577  49,525
13%, 12/1/14 to 1/1/15  Aaa  104,095  124,654
13 1/2%, 8/1/14 to 11/1/14  Aaa  46,218  55,881
14%, 3/1/12 to 9/1/13  Aaa  173,159  206,091
  152,044,438
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.9%
6%, 12/15/08 to 4/15/09  Aaa  2,194,822  2,189,337
6 1/2%, 6/15/23 to 6/15/24  Aaa  7,205,534  7,159,972
7%, 12/15/22 to 9/15/23  Aaa  2,586,067  2,621,736
7 1/2%, 2/15/17 to 10/15/27  Aaa  8,224,244  8,454,327
8%, 11/15/16 to 1/15/28  Aaa  16,122,699  16,738,585
9%, 7/15/18  Aaa  28,032  30,424
9 1/2%, 1/15/19 to 11/15/24  Aaa  406,569  442,189
10%, 6/15/13 to 9/15/25  Aaa  3,910,379  4,362,286
10 1/2%, 5/15/16 to 1/15/18  Aaa  2,619,580  2,942,294
11%, 2/15/10 to 8/15/19  Aaa  4,371,338  4,983,232
11 1/2%, 7/15/10 to 8/15/13  Aaa  2,673  3,077
12%, 2/15/16  Aaa  1,161,032  1,360,439
  51,287,898
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $224,223,664)   227,168,332
COMMERCIAL MORTGAGE SECURITIES - 1.0%
Allied Capital Commercial Mortgage Trust
sequential pay Series 1998-1 Class A,
6.31%, 5/25/03 (c)  Aaa  5,700,000  5,659,031
GS Mortgage Securities Corp. II Series 1997- GL
Class A2-B, 6.86%, 7/13/30  Aaa  3,000,000  3,095,310
Oregon Commercial Mortgage, Inc. Series 1995-1
Class A, 7.15%, 6/25/26 (c)(f)  AAA  247,003  246,733
TOTAL COMMERCIAL MORTGAGE
SECURITIES (Cost $8,962,715)   9,001,074
FOREIGN GOVERNMENT OBLIGATIONS (E) - 1.0%
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
British Columbia Province 5 1/2%, 10/30/00  Aa2 $ 2,500,000 $
2,465,300
Canadian Government 6 1/8%, 7/15/02  Aa2  3,000,000  3,036,300
Manitoba Province yankee 7.93%, 2/15/00  A1  850,000  880,303
Ontario Province euro 8 1/2%, 2/28/01  Aa3  2,150,000  2,296,523
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,695,762)   8,678,426
SUPRANATIONAL OBLIGATIONS - 0.2%
African Development Bank 7 3/4%, 12/15/01
 (Cost $1,382,934)  Aa1  1,325,000  1,399,929
CASH EQUIVALENTS - 7.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.62%, dated
2/27/98 due 3/2/98   $ 64,248,075  64,218,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $854,295,957)  $ 868,512,114
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $35,046,594 or 4.3% of net assets.
4. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
5. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
6. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 79.2% AAA, AA, A 76.8%
Baa 11.4% BBB  15.6%
Ba 2.0% BB  0.0%
B 0.0% B  0.2%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government.
INCOME TAX INFORMATION
At February 28, 1998, the aggregate cost of investment securities for income tax purposes was $854,920,888. Net unrealized appreciation aggregated $13,591,226, of which $16,468,299 related to appreciated investment securities and $2,877,073 related to depreciated investment securities.
At February 28, 1998, the fund had a capital loss carryforward of approximately $10,222,000 of which $4,314,000, $3,769,000 and
$2,139,000 will expire on February 28, 2003, February 29, 2004 and February 28, 2005, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 FEBRUARY 28, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                    $ 868,512,114
AGREEMENTS OF $64,218,000) (COST $854,295,957) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                         509

RECEIVABLE FOR INVESTMENTS SOLD                                              28,555,960

INTEREST RECEIVABLE                                                          8,942,677

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                    43,272

 TOTAL ASSETS                                                                906,054,532

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 42,403,079
REGULAR DELIVERY

 DELAYED DELIVERY                                             47,949,216

PAYABLE FOR FUND SHARES REDEEMED                              77,553

DISTRIBUTIONS PAYABLE                                         249,502

OTHER PAYABLES AND ACCRUED EXPENSES                           298,892

 TOTAL LIABILITIES                                                           90,978,242

NET ASSETS                                                                  $ 815,076,290

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                             $ 811,921,323

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                             (2,972)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                           (11,058,218)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                    14,216,157

NET ASSETS, FOR 75,460,468 SHARES OUTSTANDING                               $ 815,076,290

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                         $10.80
PER SHARE ($815,076,290 (DIVIDED BY) 75,460,468 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED FEBRUARY 28, 1998

INVESTMENT INCOME                                                         $ 46,108,153
INTEREST

EXPENSES

MANAGEMENT FEE                                             $ 2,028,373

TRANSFER AGENT FEES                                         1,394,085

ACCOUNTING FEES AND EXPENSES                                229,593

NON-INTERESTED TRUSTEES' COMPENSATION                       2,673

CUSTODIAN FEES AND EXPENSES                                 51,858

REGISTRATION FEES                                           121,811

AUDIT                                                       48,518

LEGAL                                                       10,825

MISCELLANEOUS                                               12,319

 TOTAL EXPENSES BEFORE REDUCTIONS                           3,900,055

 EXPENSE REDUCTIONS                                         (1,932,758)    1,967,297

NET INVESTMENT INCOME                                                      44,140,856

REALIZED AND UNREALIZED GAIN (LOSS)                                        1,098,669
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                    16,816,828
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                            17,915,497

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 62,056,353
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED       YEAR ENDED
                                                            FEBRUARY 28,     FEBRUARY 28,
                                                            1998             1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                  $ 44,140,856     $ 36,315,771
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                    1,098,669        (2,760,808)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)        16,816,828       (7,661,971)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             62,056,353       25,892,992
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME     (43,795,995)     (36,038,592)

SHARE TRANSACTIONS                                           449,415,394      199,504,433
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                               40,059,028       32,500,246

 COST OF SHARES REDEEMED                                     (261,038,455)    (129,124,771)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             228,435,967      102,879,908
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    246,696,325      92,734,308

NET ASSETS

 BEGINNING OF PERIOD                                         568,379,965      475,645,657

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF        $ 815,076,290    $ 568,379,965
NET INVESTMENT INCOME OF $2,972 AND $390,731,
RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                        41,971,450       18,991,542

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                     3,766,217        3,099,083

 REDEEMED                                                    (24,486,211)     (12,298,032)

 NET INCREASE (DECREASE)                                     21,251,456       9,792,593


FINANCIAL HIGHLIGHTS
      YEARS ENDED           YEAR ENDED     YEARS ENDED
      FEBRUARY 28,          FEBRUARY 29,   FEBRUARY 28,

      1998           1997   1996           1995           1994


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING           $ 10.480    $ 10.710    $ 10.250    $ 10.830    $ 11.070
OF PERIOD

INCOME FROM INVESTMENT                .738 B      .739 B      .755        .718        .697
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED          .316        (.235)      .460        (.542)      (.110)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS     1.054       .504        1.215       .176        .587



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME           (.734)      (.734)      (.755)      (.756)      (.727)

 FROM NET REALIZED GAIN               -           -           -           -           (.070)

 IN EXCESS OF NET REALIZED GAIN       -           -           -           -           (.030)

 TOTAL DISTRIBUTIONS                  (.734)      (.734)      (.755)      (.756)      (.827)

NET ASSET VALUE, END OF PERIOD       $ 10.800    $ 10.480    $ 10.710    $ 10.250    $ 10.830

TOTAL RETURN A                        10.41%      4.93%       12.13%      1.90%       5.38%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD            $ 815,076   $ 568,380   $ 475,646   $ 354,682   $ 288,504
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE          .32%        .32%        .32%        .32%        .32%
NET ASSETS C

RATIO OF EXPENSES TO AVERAGE NET      .31% D      .31% D      .31% D      .32%        .32%
ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME        6.98%       7.05%       7.11%       7.58%       6.93%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE               97%         65%         128%        73%         160%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity U.S. Bond Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $834,971,454 and $607,794,698, respectively, of which U.S. government and government agency obligations aggregated $685,573,826 and $509,401,529, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .32% of the fund's average net assets.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .22% of average net assets.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .32% of average net assets. For the period, the reimbursement reduced the expenses by $1,875,186.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $14,555 and $43,017, respectively, under these arrangements.
6. BENEFICIAL INTEREST.
At the end of the period, two unaffiliated shareholders were record owner of more than 10% of the total outstanding shares of the fund. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity U.S. Bond Index Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Bond Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 1998, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity U.S. Bond Index Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1998 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.

/s/Price Waterhouse, LLP
Price Waterhouse LLP
Boston, Massachusetts
April 8, 1998
DISTRIBUTIONS


A total of 40.72% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Dwight D. Churchill, VICE PRESIDENT
Christine J. Thompson, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy  *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
(REGISTERED TRADEMARK)
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY